Consolidated Schedule of Investments (unaudited) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities — 14.0%

Cayman Islands — 6.6%
A Voce CLO Ltd., Series 2014-1A, Class A1R, (LIBOR USD 3 Month + 1.16%), 3.95%, 07/15/26(a)(b)	USD	12,310	$12,321,398
ACIS CLO Ltd., Series 2014-4A, Class A, (LIBOR USD 3 Month + 1.42%), 4.16%, 05/01/26(a)(b)		9,569	9,614,637
Adams Mill CLO Ltd.(a)(b):
Series 2014-1A, Class A1R, (LIBOR USD 3 Month + 1.10%), 3.89%, 07/15/26		1,301	1,300,930
Series 2014-1A, Class A2R, (LIBOR USD 3 Month + 1.10%), 3.89%, 07/15/26		5,975	5,975,607
AIMCO CLO(a)(b):
Series 2014-AA, Class B1R, (LIBOR USD 3 Month + 1.60%), 4.36%, 07/20/26		565	565,206
Series 2014-AA, Class DR, (LIBOR USD 3 Month + 3.25%), 6.01%, 07/20/26		5,505	5,472,736
Allegro CLO I Ltd.(a)(b):
Series 2013-1A, Class A1R, (LIBOR USD 3 Month + 1.22%), 3.97%, 01/30/26		842	843,077
Series 2013-1A, Class A2R, (LIBOR USD 3 Month + 1.65%), 4.40%, 01/30/26		13,550	13,570,123
Series 2013-1A, Class C, (LIBOR USD 3 Month + 3.45%), 6.20%, 01/30/26		9,020	9,018,340
Allegro CLO II-S Ltd.(a)(b):
Series 2014-1RA, Class A1, (LIBOR USD 3 Month + 1.08%), 3.84%, 10/21/28		11,500	11,469,581
Series 2014-1RA, Class B, (LIBOR USD 3 Month + 2.15%), 4.91%, 10/21/28		2,740	2,715,669
Series 2014-1RA, Class C, (LIBOR USD 3 Month + 3.00%), 5.76%, 10/21/28		7,480	7,350,336
Allegro CLO IV Ltd.(a)(b):
Series 2016-1A, Class C, (LIBOR USD 3 Month + 2.60%), 5.39%, 01/15/29		2,750	2,750,616
Series 2016-1A, Class D, (LIBOR USD 3 Month + 3.85%), 6.64%, 01/15/29		750	750,014
Allegro CLO VI Ltd., Series 2017-2A, Class A, (LIBOR USD 3 Month + 1.13%), 3.90%, 01/17/31(a)(b)		250	248,266
ALM V Ltd.(a)(b):
Series 2012-5A, Class A1R3, (LIBOR USD 3 Month + 0.91%), 3.69%, 10/18/27		6,420	6,393,356
Series 2012-5A, Class BR3, (LIBOR USD 3 Month + 1.65%), 4.43%, 10/18/27		1,310	1,282,713
ALM VI Ltd.(a)(b):
Series 2012-6A, Class A2R3, (LIBOR USD 3 Month + 1.40%), 4.19%, 07/15/26		2,864	2,828,589
Series 2012-6A, Class CR3, (LIBOR USD 3 Month + 2.70%), 5.49%, 07/15/26		5,965	5,797,930
Series 2012-6A, Class DR3, (LIBOR USD 3 Month + 5.05%), 7.84%, 07/15/26		3,100	2,964,335
ALM VII Ltd.(a):
Series 2012-7A, 0.00%, 10/15/28(c)		17,700	8,204,375
Series 2012-7A, Class A1R, (LIBOR USD 3 Month + 1.48%), 4.27%, 10/15/28(b)		12,430	12,440,475
ALM VIII Ltd., Series 2013-8A, Class A1R, (LIBOR USD 3 Month + 1.49%), 4.28%, 10/15/28(a)(b)		7,720	7,725,785
ALM XII Ltd.(a)(b):
Series 2015-12A, Class A1R2, (LIBOR USD 3 Month + 0.89%), 3.67%, 04/16/27		21,640	21,595,621
Series 2015-12A, Class BR2, (LIBOR USD 3 Month + 1.65%), 4.43%, 04/16/27		4,957	4,882,620
Series 2015-12A, Class C1R2, (LIBOR USD 3 Month + 2.65%), 5.43%, 04/16/27		4,100	3,963,417

Security		Par (000)	Value

Cayman Islands (continued)
Series 2015-12A, Class C2R2, (LIBOR USD 3 Month + 2.65%), 5.43%, 04/16/27	USD	1,450	$1,375,709
ALM XVI Ltd.(a)(b):
Series 2015-16A, Class A2R2, (LIBOR USD 3 Month + 1.50%), 4.29%, 07/15/27		8,949	8,875,808
Series 2015-16A, Class BR2, (LIBOR USD 3 Month + 1.90%), 4.69%, 07/15/27		4,371	4,286,099
Series 2015-16A, Class CR2, (LIBOR USD 3 Month + 2.70%), 5.49%, 07/15/27		7,500	7,353,376
Series 2015-16A, Class DR2, (LIBOR USD 3 Month + 5.10%), 7.89%, 07/15/27		1,160	1,108,050
ALM XVIII Ltd., Series 2016-18A, Class A2R, (LIBOR USD 3 Month + 1.65%), 4.44%, 01/15/28(a)(b)		1,880	1,875,035
AMMC CLO 19 Ltd., Series 2016-19A, Class C, (LIBOR USD 3 Month + 2.80%), 5.59%, 10/15/28(a)(b)		890	893,011
AMMC CLO 20 Ltd., Series 2017-20A, Class E, (LIBOR USD 3 Month + 5.81%), 8.58%, 04/17/29(a)(b)		750	707,284
AMMC CLO 21 Ltd., Series 2017-21A, Class A, (LIBOR USD 3 Month + 1.25%), 3.99%, 11/02/30(a)(b)		1,720	1,718,592
AMMC CLO XII Ltd., Series 2013-12A, Class AR, (LIBOR USD 3 Month + 1.20%), 3.90%, 11/10/30(a)(b)		1,675	1,669,617
AMMC CLO XIII Ltd., Series 2013-13A, Class A1LR, (LIBOR USD 3 Month + 1.26%), 4.04%, 07/24/29(a)(b)		2,500	2,504,373
AMMC CLO XIV Ltd., Series 2014-14A, Class A1LR, (LIBOR USD 3 Month + 1.25%), 4.02%, 07/25/29(a)(b)		10,125	10,138,517
Anchorage Capital CLO 1 Ltd.(a):
Series 2018-1RA, 0.00%, 04/13/31(c)		4,440	3,614,129
Series 2018-1RA, Class A1, (LIBOR USD 3 Month + 0.99%), 3.79%, 04/13/31(b)		6,650	6,556,264
Anchorage Capital CLO 3-R Ltd.(a)(b):
Series 2014-3RA, Class A, (LIBOR USD 3 Month + 1.05%), 3.81%, 01/28/31		2,950	2,929,710
Series 2014-3RA, Class B, (LIBOR USD 3 Month + 1.50%), 4.26%, 01/28/31		5,550	5,443,862
Series 2014-3RA, Class D, (LIBOR USD 3 Month + 2.60%), 5.36%, 01/28/31		5,300	5,056,063
Anchorage Capital CLO 4-R Ltd.(a)(b):
Series 2014-4RA, Class A, (LIBOR USD 3 Month + 1.05%), 3.81%, 01/28/31		6,580	6,534,409
Series 2014-4RA, Class C, (LIBOR USD 3 Month + 1.85%), 4.61%, 01/28/31		5,170	4,985,944
Series 2014-4RA, Class D, (LIBOR USD 3 Month + 2.60%), 5.36%, 01/28/31		2,110	2,009,925
Anchorage Capital CLO 5-R Ltd.(a)(b):
Series 2014-5RA, Class B, (LIBOR USD 3 Month + 1.45%), 4.24%, 01/15/30		15,535	15,298,756
Series 2014-5RA, Class C, (LIBOR USD 3 Month + 1.85%), 4.64%, 01/15/30		3,700	3,587,970
Series 2014-5RA, Class E, (LIBOR USD 3 Month + 5.40%), 8.19%, 01/15/30		4,880	4,564,262
Anchorage Capital CLO 6 Ltd.(a)(b):
Series 2015-6A, Class AR, (LIBOR USD 3 Month + 1.27%), 4.06%, 07/15/30		5,250	5,253,568
Series 2015-6A, Class DR, (LIBOR USD 3 Month + 3.55%), 6.34%, 07/15/30		2,660	2,632,936

1

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
Anchorage Capital CLO 7 Ltd.(a)(b):
Series 2015-7A, Class AR, (LIBOR USD 3 Month + 0.96%), 3.75%, 10/15/27	USD	39,870	$39,740,032
Series 2015-7A, Class B1R, (LIBOR USD 3 Month + 1.30%), 4.09%, 10/15/27		1,500	1,475,381
Series 2015-7A, Class CR, (LIBOR USD 3 Month + 1.70%), 4.49%, 10/15/27		5,047	4,956,622
Series 2015-7A, Class DR, (LIBOR USD 3 Month + 2.70%), 5.49%, 10/15/27		4,335	4,239,404
Series 2015-7A, Class ER, (LIBOR USD 3 Month + 5.60%), 8.39%, 10/15/27		2,250	2,206,769
Anchorage Capital CLO 8 Ltd.(a)(b):
Series 2016-8A, Class AR, (LIBOR USD 3 Month + 1.00%), 3.76%, 07/28/28		7,600	7,565,309
Series 2016-8A, Class BR, (LIBOR USD 3 Month + 1.60%), 4.36%, 07/28/28		7,480	7,422,590
Series 2016-8A, Class CR, (LIBOR USD 3 Month + 2.10%), 4.86%, 07/28/28		17,190	16,932,403
Series 2016-8A, Class DR, (LIBOR USD 3 Month + 3.00%), 5.76%, 07/28/28		5,650	5,554,918
Series 2016-8A, Class ER, (LIBOR USD 3 Month + 5.75%), 8.51%, 07/28/28		7,970	7,813,157
Anchorage Capital CLO 9 Ltd.(a)(b):
Series 2016-9A, Class C, (LIBOR USD 3 Month + 2.80%), 5.59%, 01/15/29		6,415	6,418,583
Series 2016-9A, Class D, (LIBOR USD 3 Month + 4.00%), 6.79%, 01/15/29		1,860	1,851,008
Series 2016-9A, Class E, (LIBOR USD 3 Month + 7.25%), 10.04%, 01/15/29		1,910	1,889,608
Anchorage Capital CLO Ltd.(a)(b):
Series 2013-1A, Class A1R, (LIBOR USD 3 Month + 1.25%), 4.05%, 10/13/30		2,910	2,898,397
Series 2013-1A, Class BR, (LIBOR USD 3 Month + 2.15%), 4.95%, 10/13/30		1,160	1,138,644
Series 2013-1A, Class CR, (LIBOR USD 3 Month + 3.20%), 6.00%, 10/13/30		1,333	1,322,827
Series 2013-1A, Class DR, (LIBOR USD 3 Month + 6.80%), 9.60%, 10/13/30		3,210	3,193,845
Apidos CLO XI, Series 2012-11A, Class AR, (LIBOR USD 3 Month + 1.44%), 4.21%, 01/17/28(a)(b)		1,160	1,158,806
Apidos CLO XII, Series 2013-12A, Class AR, (LIBOR USD 3 Month + 1.08%), 3.87%, 04/15/31(a)(b)		4,005	3,958,136
Apidos CLO XV(a)(b):
Series 2013-15A, Class A1RR, (LIBOR USD 3 Month + 1.01%), 3.77%, 04/20/31		4,630	4,561,035
Series 2013-15A, Class ERR, (LIBOR USD 3 Month + 5.70%), 8.46%, 04/20/31		3,880	3,623,720
Apidos CLO XVI, Series 2013-16A, Class CR, (LIBOR USD 3 Month + 3.00%), 5.76%, 01/19/25(a)(b)		2,775	2,762,801
Apidos CLO XVIII(a)(b):
Series 2018-18A, Class A1, (LIBOR USD 3 Month + 1.14%), 3.90%, 10/22/30		250	247,389
Series 2018-18A, Class E, (LIBOR USD 3 Month + 5.70%), 8.46%, 10/22/30		4,120	3,925,231
Apidos CLO XXI, Series 2015-21A, Class CR, (LIBOR USD 3 Month + 2.45%), 5.23%, 07/18/27(a)(b)		500	479,418
Apidos CLO XXII(a)(b):
Series 2015-22A, Class C, (LIBOR USD 3 Month + 3.80%), 6.56%, 10/20/27		1,500	1,499,697

Security		Par (000)	Value

Cayman Islands (continued)
Series 2015-22A, Class D, (LIBOR USD 3 Month + 6.00%), 8.76%, 10/20/27	USD	2,870	$2,870,676
Apidos CLO XXIII, Series 2015-23A, Class D2, (LIBOR USD 3 Month + 5.95%), 8.74%, 01/15/27(a)(b)		3,752	3,716,929
Apidos CLO XXIX, Series 2018-29A, Class D, (LIBOR USD 3 Month + 5.25%), 8.02%, 07/25/30(a)(b)		1,860	1,695,594
Apres Static CLO Ltd.(a)(b):
Series 2019-1A, Class C, (LIBOR USD 3 Month + 3.65%), 6.26%, 01/15/27		6,000	5,999,742
Series 2019-1A, Class D, (LIBOR USD 3 Month + 6.65%), 9.26%, 01/15/27		1,500	1,499,812
Arbor Realty Collateralized Loan Obligation Ltd., Series 2017-FL3, Class A, (LIBOR USD 1 Month + 0.99%), 3.47%, 12/15/27(a)(b)		9,740	9,699,544
Arbor Realty Commercial Real Estate Notes Ltd.(a)(b):
Series 2016-FL1A, Class A, (LIBOR USD 1 Month + 1.70%), 4.18%, 09/15/26		11,470	11,558,930
Series 2017-FL2, Class A, (LIBOR USD 1 Month + 0.99%), 3.47%, 08/15/27		4,410	4,388,576
Ares XLI CLO Ltd., Series 2016-41A, Class D, (LIBOR USD 3 Month + 4.20%), 6.99%, 01/15/29(a)(b)		1,400	1,404,021
Ares XLIV CLO Ltd., Series 2017-44A, Class D, (LIBOR USD 3 Month + 6.55%), 9.34%, 10/15/29(a)(b)		550	545,500
Ares XLV CLO Ltd., Series 2017-45A, Class C, (LIBOR USD 3 Month + 2.05%), 4.84%, 10/15/30(a)(b)		1,125	1,097,729
Ares XXIX CLO Ltd.(a)(b):
Series 2014-1A, Class A1R, (LIBOR USD 3 Month + 1.19%), 3.96%, 04/17/26		737	738,017
Series 2014-1A, Class BR, (LIBOR USD 3 Month + 2.30%), 5.07%, 04/17/26		4,700	4,722,075
Ares XXXIII CLO Ltd.(a)(b):
Series 2015-1A, Class A2R, (LIBOR USD 3 Month + 1.95%), 4.55%, 12/05/25		1,370	1,371,202
Series 2015-1A, Class B2R, (LIBOR USD 3 Month + 2.80%), 5.40%, 12/05/25		9,700	9,688,684
Series 2015-1A, Class CR, (LIBOR USD 3 Month + 4.20%), 6.80%, 12/05/25		4,175	4,173,422
Series 2015-1A, Class D, (LIBOR USD 3 Month + 6.23%), 8.83%, 12/05/25		3,200	3,214,500
Ares XXXIX CLO Ltd.(a)(b):
Series 2016-39A, Class B, (LIBOR USD 3 Month + 2.00%), 4.78%, 07/18/28		12,730	12,730,016
Series 2016-39A, Class E, (LIBOR USD 3 Month + 7.25%), 10.03%, 07/18/28		2,910	2,909,899
Ares XXXVII CLO Ltd.(a)(b):
Series 2015-4A, Class A1R, (LIBOR USD 3 Month + 1.17%), 3.96%, 10/15/30		1,500	1,490,852
Series 2015-4A, Class DR, (LIBOR USD 3 Month + 6.15%), 8.94%, 10/15/30		6,615	6,414,418
Assurant CLO III Ltd., Series 2018-2A, Class C, (LIBOR USD 3 Month + 2.25%), 5.01%, 10/20/31(a)(b)		1,130	1,106,590
Atlas Senior Loan Fund IV Ltd., Series 2013-2A, Class A2RR, (LIBOR USD 3 Month + 1.30%), 3.98%, 02/17/26(a)(b)		2,750	2,751,174
Atrium VIII(a):
Series 8A, 0.00%, 10/23/24(c)		13,300	7,011,880

2

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
Series 8A, Class DR, (LIBOR USD 3 Month + 4.00%), 6.77%, 10/23/24(b)	USD	12,615	$12,612,380
Series 8A, Class ER, (LIBOR USD 3 Month + 7.25%), 10.02%, 10/23/24(b)		6,640	6,654,920
Atrium XII(a)(b):
Series 12A, Class AR, (LIBOR USD 3 Month + 0.83%), 3.59%, 04/22/27		6,765	6,718,669
Series 12A, Class CR, (LIBOR USD 3 Month + 1.65%), 4.41%, 04/22/27		4,365	4,294,896
Atrium XIII, Series 13A, Class E, (LIBOR USD 3 Month + 6.05%), 8.81%, 11/21/30(a)(b)		936	897,454
Avery Point IV CLO Ltd., Series 2014-1A, Class D, (LIBOR USD 3 Month + 3.50%), 6.27%, 04/25/26(a)(b)		3,750	3,750,183
Avery Point V CLO Ltd.(a)(b):
Series 2014-5A, Class AR, (LIBOR USD 3 Month + 0.98%), 3.75%, 07/17/26		5,508	5,499,812
Series 2014-5A, Class BR, (LIBOR USD 3 Month + 1.50%), 4.27%, 07/17/26		1,730	1,721,744
Avery Point VI CLO Ltd.(a)(b):
Series 2015-6A, Class AR, (LIBOR USD 3 Month + 1.05%), 3.78%, 08/05/27		20,200	20,159,752
Series 2015-6A, Class BR, (LIBOR USD 3 Month + 1.50%), 4.23%, 08/05/27		9,070	8,986,620
Avery Point VII CLO Ltd., Series 2015-7A, Class A1, (LIBOR USD 3 Month + 1.50%), 4.29%, 01/15/28(a)(b)		13,670	13,680,248
Babson CLO Ltd.(a)(b):
Series 2015-2A, Class AR, (LIBOR USD 3 Month + 1.19%), 3.95%, 10/20/30		3,750	3,728,683
Series 2015-IA, Class BR, (LIBOR USD 3 Month + 1.40%), 4.16%, 01/20/31		250	244,517
Bain Capital Credit CLO, Series 2018-2A, Class A1, (LIBOR USD 3 Month + 1.08%), 3.84%, 07/19/31(a)(b)		5,210	5,147,650
Ballyrock CLO Ltd.(a)(b):
Series 2016-1A, Class AR, (LIBOR USD 3 Month + 1.35%), 0.00%, 10/15/28		25,250	25,250,000
Series 2016-1A, Class B1, (LIBOR USD 3 Month + 2.00%), 4.79%, 10/15/28		7,870	7,870,203
Series 2016-1A, Class B1R, (LIBOR USD 3 Month + 1.65%), 0.00%, 10/15/28		18,000	18,000,000
Series 2016-1A, Class CR, (LIBOR USD 3 Month + 2.40%), 0.00%, 10/15/28		5,750	5,750,000
Series 2016-1A, Class DR, (LIBOR USD 3 Month + 3.50%), 0.00%, 10/15/28(d)		9,050	9,050,000
Barings CLO Ltd., Series 2018-3A, Class A1, (LIBOR USD 3 Month + 0.95%), 3.71%, 07/20/29(a)(b)		2,210	2,197,367
Battalion CLO VII Ltd.(a)(b):
Series 2014-7A, Class A1RR, (LIBOR USD 3 Month + 1.04%), 3.81%, 07/17/28		1,870	1,859,602
Series 2014-7A, Class BRR, (LIBOR USD 3 Month + 2.50%), 5.27%, 07/17/28		11,087	11,089,537
Battalion CLO X Ltd.(a)(b):
Series 2016-10A, Class C, (LIBOR USD 3 Month + 4.25%), 7.03%, 01/24/29		4,000	4,013,838
Series 2016-10A, Class D, (LIBOR USD 3 Month + 7.00%), 9.78%, 01/24/29		1,250	1,209,395
Battalion CLO XI Ltd., Series 2017-11A, Class E, (LIBOR USD 3 Month + 5.98%), 8.76%, 10/24/29(a)(b)		2,420	2,306,018
BDS Ltd., Series 2019-FL3, Class A, (LIBOR USD 1 Month + 1.40%), 3.89%, 12/15/35(a)(b)		12,520	12,553,375

Security		Par (000)	Value

Cayman Islands (continued)
Bean Creek CLO Ltd., Series 2015-1A, Class ER, (LIBOR USD 3 Month + 5.75%), 8.51%, 04/20/31(a)(b)	USD	370	$339,649
Benefit Street Partners CLO II Ltd.(a)(b):
Series 2013-IIA, Class A2R, (LIBOR USD 3 Month + 1.75%), 4.54%, 07/15/29		17,060	16,952,770
Series 2013-IIA, Class CR, (LIBOR USD 3 Month + 3.70%), 6.49%, 07/15/29		1,500	1,501,641
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class A1R, (LIBOR USD 3 Month + 1.49%), 4.25%, 01/20/29(a)(b)		17,065	17,079,297
Benefit Street Partners CLO VI Ltd.(a)(b):
Series 2015-VIA, Class A1R, (LIBOR USD 3 Month + 1.24%), 4.02%, 10/18/29		19,287	19,305,909
Series 2015-VIA, Class A2R, (LIBOR USD 3 Month + 1.72%), 4.50%, 10/18/29		3,868	3,846,565
Series 2015-VIA, Class BR, (LIBOR USD 3 Month + 2.40%), 5.18%, 10/18/29		2,750	2,744,736
Series 2015-VIA, Class CR, (LIBOR USD 3 Month + 3.45%), 6.23%, 10/18/29		2,640	2,626,950
Benefit Street Partners CLO VII Ltd.(a)(b):
Series 2015-VIIA, Class A1AR, (LIBOR USD 3 Month + 0.78%), 3.56%, 07/18/27		4,980	4,948,838
Series 2015-VIIA, Class D, (LIBOR USD 3 Month + 5.35%), 8.13%, 07/18/27		7,930	7,695,725
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (LIBOR USD 3 Month + 1.10%), 3.86%, 01/20/31(a)(b)		3,140	3,107,466
Benefit Street Partners CLO X Ltd., Series 2016-10A, Class B, (LIBOR USD 3 Month + 2.80%), 5.59%, 01/15/29(a)(b)		3,442	3,443,066
Benefit Street Partners CLO XII Ltd., Series 2017-12A, Class D, (LIBOR USD 3 Month + 6.41%), 9.20%, 10/15/30(a)(b)		1,055	1,020,782
Black Diamond CLO Ltd., Series 2014-1A, Class A1R, (LIBOR USD 3 Month + 1.15%), 3.92%, 10/17/26(a)(b)		1,890	1,891,872
BlueMountain CLO Ltd.(a)(b):
Series 2013-1A, Class A1R, (LIBOR USD 3 Month + 1.40%), 4.16%, 01/20/29		500	500,252
Series 2013-2A, Class A1R, (LIBOR USD 3 Month + 1.18%), 3.94%, 10/22/30		9,405	9,343,783
Series 2015-1A, Class C, (LIBOR USD 3 Month + 3.75%), 6.55%, 04/13/27		2,670	2,673,201
Series 2015-1A, Class D, (LIBOR USD 3 Month + 5.45%), 8.25%, 04/13/27		3,611	3,604,684
Series 2015-3A, Class A1R, (LIBOR USD 3 Month + 1.00%), 3.76%, 04/20/31		1,470	1,451,255
Series 2016-2A, Class D, (LIBOR USD 3 Month + 7.00%), 9.64%, 08/20/28		750	741,737
Bristol Park CLO Ltd., Series 2016-1A, Class E, (LIBOR USD 3 Month + 7.25%), 10.04%, 04/15/29(a)(b)		750	752,427
BSPRT Issuer Ltd., Series 2018-FL3, Class A, (LIBOR USD 1 Month + 1.05%), 3.53%, 03/15/28(a)(b)		3,223	3,216,271
Burnham Park CLO Ltd., Series 2016-1A, Class ER, (LIBOR USD 3 Month + 5.40%), 8.16%, 10/20/29(a)(b)		750	708,855
Carlyle Global Market Strategies CLO Ltd.(a)(b):
Series 2014-1A, Class A1R2, (LIBOR USD 3 Month + 0.97%), 3.74%, 04/17/31		5,730	5,647,466
Series 2014-3RA, Class A1A, (LIBOR USD 3 Month + 1.05%), 3.81%, 07/27/31		1,540	1,518,088

3

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
Series 2015-1A, Class BR, (LIBOR USD 3 Month + 1.50%), 4.26%, 04/20/27	USD	1,236	$1,228,854
Series 2015-1A, Class CR, (LIBOR USD 3 Month + 2.00%), 4.76%, 04/20/27		5,606	5,597,586
Series 2015-1A, Class DR, (LIBOR USD 3 Month + 3.00%), 5.76%, 04/20/27		2,475	2,434,754
Series 2015-1A, Class E1, (LIBOR USD 3 Month + 5.30%), 8.06%, 04/20/27		2,265	2,251,386
Series 2015-2A, Class CR, (LIBOR USD 3 Month + 2.25%), 5.01%, 04/27/27		750	718,954
Series 2015-2A, Class DR, (LIBOR USD 3 Month + 4.35%), 7.11%, 04/27/27		1,250	1,178,297
Series 2015-3A, Class A2R, (LIBOR USD 3 Month + 1.60%), 4.36%, 07/28/28		7,120	7,086,554
Series 2015-4A, Class C, (LIBOR USD 3 Month + 4.05%), 6.81%, 10/20/27		1,530	1,530,938
Series 2015-4A, Class D, (LIBOR USD 3 Month + 6.10%), 8.86%, 10/20/27		1,330	1,320,000
Series 2015-4A, Class SBB1, (LIBOR USD 3 Month + 8.50%), 11.26%, 10/20/27		1,447	1,385,405
Series 2016-1A, Class DR, (LIBOR USD 3 Month + 5.20%), 7.96%, 04/20/27		2,100	2,013,483
Series 2016-2A, Class D2R, (LIBOR USD 3 Month + 5.17%), 7.96%, 07/15/27		750	707,436
Series 2016-3A, Class D, (LIBOR USD 3 Month + 7.00%), 9.76%, 10/20/29		750	752,205
Carlyle US CLO Ltd.(a)(b):
Series 2016-4A, Class CR, (LIBOR USD 3 Month + 2.80%), 5.56%, 10/20/27		3,250	3,179,502
Series 2016-4A, Class DR, (LIBOR USD 3 Month + 5.40%), 8.16%, 10/20/27		2,500	2,393,772
Series 2017-2A, Class D, (LIBOR USD 3 Month + 6.15%), 8.91%, 07/20/31		740	714,227
Series 2017-4A, Class A1, (LIBOR USD 3 Month + 1.18%), 3.97%, 01/15/30		4,750	4,718,659
CBAM Ltd.(a)(b):
Series 2017-1A, Class A1, (LIBOR USD 3 Month + 1.25%), 4.01%, 07/20/30		6,700	6,670,932
Series 2017-2A, Class B1, (LIBOR USD 3 Month + 1.75%), 4.52%, 10/17/29		2,595	2,570,155
Series 2017-3A, Class B1, (LIBOR USD 3 Month + 1.70%), 4.47%, 10/17/29		450	444,377
Series 2017-3A, Class E1, (LIBOR USD 3 Month + 6.50%), 9.27%, 10/17/29		1,530	1,506,752
Series 2018-6A, Class A, (LIBOR USD 3 Month + 0.94%), 3.73%, 07/15/31		1,110	1,099,752
Series 2018-6A, Class B1, (LIBOR USD 3 Month + 1.50%), 4.29%, 07/15/31		1,860	1,821,242
Cedar Funding II CLO Ltd., Series 2013-1A, Class BR, (LIBOR USD 3 Month + 1.75%), 4.35%, 06/09/30(a)(b)		4,900	4,874,270
Cedar Funding IX CLO Ltd.(a)(b):
Series 2018-9A, Class A1, (LIBOR USD 3 Month + 0.98%), 3.74%, 04/20/31		3,390	3,328,157
Series 2018-9A, Class E, (LIBOR USD 3 Month + 5.35%), 8.11%, 04/20/31		1,670	1,543,879
Cedar Funding VI CLO Ltd.(a)(b):
Series 2016-6A, Class AR, (LIBOR USD 3 Month + 1.09%), 3.85%, 10/20/28		16,440	16,359,610
Series 2016-6A, Class DR, (LIBOR USD 3 Month + 3.00%), 5.76%, 10/20/28		3,800	3,729,658
Series 2016-6A, Class ER, (LIBOR USD 3 Month + 5.90%), 8.66%, 10/20/28		3,300	3,119,571

Security		Par (000)	Value

Cayman Islands (continued)
Cedar Funding VII CLO Ltd., Series 2018-7A, Class E, (LIBOR USD 3 Month + 4.55%), 7.31%, 01/20/31(a)(b)	USD	2,963	$2,619,458
Cedar Funding VIII CLO Ltd.(a)(b):
Series 2017-8A, Class A1, (LIBOR USD 3 Month + 1.25%), 4.02%, 10/17/30		30,739	30,679,240
Series 2017-8A, Class B, (LIBOR USD 3 Month + 1.70%), 4.47%, 10/17/30		1,920	1,892,678
Series 2017-8A, Class C, (LIBOR USD 3 Month + 2.25%), 5.02%, 10/17/30		250	244,569
Series 2017-8A, Class D, (LIBOR USD 3 Month + 3.25%), 6.02%, 10/17/30		250	246,847
Cent CLO 17 Ltd., Series C17A, Class A1AR, (LIBOR USD 3 Month + 1.03%), 3.78%, 04/30/31(a)(b)		9,600	9,467,139
Cent CLO 24 Ltd., Series 2015-24A, Class A1R, (LIBOR USD 3 Month + 1.07%), 3.86%, 10/15/26(a)(b)		15,620	15,590,569
CIFC Funding Ltd.(a)(b):
Series 2013-1A, Class A2R, (LIBOR USD 3 Month + 1.75%), 4.53%, 07/16/30		500	500,361
Series 2013-2A, Class A1LR, (LIBOR USD 3 Month + 1.21%), 3.99%, 10/18/30		10,950	10,908,205
Series 2014-1A, Class A1R2, (LIBOR USD 3 Month + 1.10%), 3.88%, 01/18/31		630	621,248
Series 2015-1A, Class ARR, (LIBOR USD 3 Month + 1.11%), 3.87%, 01/22/31		810	802,001
Series 2015-2A, Class AR, (LIBOR USD 3 Month + 0.78%), 3.57%, 04/15/27		3,530	3,516,382
Series 2015-2A, Class CR, (LIBOR USD 3 Month + 1.70%), 4.49%, 04/15/27		5,675	5,588,356
Series 2015-3A, Class AR, (LIBOR USD 3 Month + 0.87%), 3.63%, 04/19/29		7,250	7,185,264
Series 2016-1A, Class E, (LIBOR USD 3 Month + 6.75%), 9.51%, 10/21/28		3,310	3,302,885
Series 2017-2A, Class A, (LIBOR USD 3 Month + 1.24%), 4.00%, 04/20/30		7,750	7,741,214
Clear Creek CLO Ltd., Series 2015-1A, Class ER, (LIBOR USD 3 Month + 6.30%), 9.06%, 10/20/30(a)(b)		1,375	1,324,103
Cumberland Park CLO Ltd.(a)(b):
Series 2015-2A, Class CR, (LIBOR USD 3 Month + 1.80%), 4.56%, 07/20/28		1,470	1,434,097
Series 2015-2A, Class ER, (LIBOR USD 3 Month + 5.65%), 8.41%, 07/20/28		834	822,991
Cutwater Ltd., Series 2014-1A, Class A1AR, (LIBOR USD 3 Month + 1.25%), 4.04%, 07/15/26(a)(b)		3,735	3,741,912
CVP Cascade CLO-1 Ltd., Series 2013, Class A1R, (LIBOR USD 3 Month + 1.15%), 3.93%, 01/16/26(a)(b)		336	335,810
Deer Creek CLO Ltd.(a)(b):
Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.18%), 3.94%, 10/20/30		1,250	1,242,856
Series 2017-1A, Class E, (LIBOR USD 3 Month + 6.35%), 9.11%, 10/20/30		500	481,283
Dewolf Park CLO Ltd., Series 2017-1A, Class E, (LIBOR USD 3 Month + 6.20%), 8.99%, 10/15/30(a)(b)		1,000	970,720
Dryden 36 Senior Loan Fund, Series 2014-36A, Class CR, (LIBOR USD 3 Month + 2.80%), 5.59%, 01/15/28(a)(b)		750	749,816

4

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
Dryden 53 CLO Ltd., Series 2017-53A, Class A, (LIBOR USD 3 Month + 1.12%), 3.91%, 01/15/31(a)(b)	USD	27,509	$27,248,088
Dryden 55 CLO Ltd., Series 2018-55A, Class A1, (LIBOR USD 3 Month + 1.02%), 3.81%, 04/15/31(a)(b)		1,415	1,394,734
Dryden Senior Loan Fund(a)(b):
Series 2014-36A, Class DR, (LIBOR USD 3 Month + 4.24%), 7.03%, 01/15/28		2,500	2,501,591
Series 2017-47A, Class E, (LIBOR USD 3 Month + 6.20%), 8.99%, 04/15/28		500	486,724
Dryden XXV Senior Loan Fund(a)(b):
Series 2012-25A, Class ARR, (LIBOR USD 3 Month + 0.90%), 3.69%, 10/15/27		19,920	19,830,555
Series 2012-25A, Class CRR, (LIBOR USD 3 Month + 1.85%), 4.64%, 10/15/27		1,500	1,492,770
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR, (LIBOR USD 3 Month + 0.90%), 3.69%, 04/15/29(a)(b)		1,470	1,455,847
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, (LIBOR USD 3 Month + 1.20%), 3.88%, 08/15/30(a)(b)		23,925	23,830,676
Elmwood CLO I Ltd., Series 2019-1A, Class A, (LIBOR USD 3 Month + 1.35%), 3.96%, 04/20/30(a)(b)		7,250	7,250,294
Emerson Park CLO Ltd.(a)(b):
Series 2013-1A, Class B1R, (LIBOR USD 3 Month + 1.45%), 4.24%, 07/15/25		1,000	999,182
Series 2013-1A, Class DR, (LIBOR USD 3 Month + 3.40%), 6.19%, 07/15/25		1,859	1,861,706
Flatiron CLO Ltd.(a)(b):
Series 2013-1A, Class A2R, (LIBOR USD 3 Month + 1.65%), 4.42%, 01/17/26		3,990	3,992,419
Series 2015-1A, Class AR, (LIBOR USD 3 Month + 0.89%), 3.68%, 04/15/27		5,030	5,019,590
Galaxy XV CLO Ltd., Series 2013-15A, Class AR, (LIBOR USD 3 Month + 1.20%), 3.99%, 10/15/30(a)(b)		1,795	1,789,337
Galaxy XXIX CLO Ltd.(a)(b):
Series 2018-29A, Class B, (LIBOR USD 3 Month + 1.40%), 4.08%, 11/15/26		250	247,246
Series 2018-29A, Class C, (LIBOR USD 3 Month + 1.68%), 4.36%, 11/15/26		4,650	4,579,385
Series 2018-29A, Class D, (LIBOR USD 3 Month + 2.40%), 5.08%, 11/15/26		6,420	6,172,461
Gilbert Park CLO Ltd., Series 2017-1A, Class E, (LIBOR USD 3 Month + 6.40%), 9.19%, 10/15/30(a)(b)		1,500	1,473,969
GoldenTree Loan Opportunities IX Ltd.(a)(b):
Series 2014-9A, Class AR2, (LIBOR USD 3 Month + 1.11%), 3.86%, 10/29/29		6,130	6,117,540
Series 2014-9A, Class ER2, (LIBOR USD 3 Month + 5.66%), 8.41%, 10/29/29		5,000	4,630,303
Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, (LIBOR USD 3 Month + 1.07%), 3.85%, 01/18/31(a)(b)		1,001	990,587
Greystone Commercial Real Estate Notes Ltd., Series 2017-FL1A, Class A, (LIBOR USD 1 Month + 1.55%), 4.03%, 03/15/27(a)(b)		2,870	2,859,166
Greywolf CLO IV Ltd., Series 2014-2A, Class BR, (LIBOR USD 3 Month + 2.35%), 5.12%, 01/17/27(a)(b)		2,120	2,120,192

Security		Par (000)	Value

Cayman Islands (continued)
Halcyon Loan Advisors Funding Ltd.(a)(b):
Series 2013-2A, Class A, (LIBOR USD 3 Month + 1.20%), 3.94%, 08/01/25	USD	727	$726,993
Series 2013-2A, Class C, (LIBOR USD 3 Month + 2.70%), 5.44%, 08/01/25		250	250,102
Series 2014-3A, Class B1R, (LIBOR USD 3 Month + 1.70%), 4.46%, 10/22/25		2,220	2,225,113
Highbridge Loan Management Ltd.(a)(b):
Series 12A-18, Class A1B, (LIBOR USD 3 Month + 1.25%), 4.03%, 07/18/31		930	925,642
Series 12A-18, Class D, (LIBOR USD 3 Month + 5.15%), 7.93%, 07/18/31		1,860	1,669,229
Series 2013-2A, Class DR, (LIBOR USD 3 Month + 6.60%), 9.36%, 10/20/29		500	488,876
Series 6A-2015, Class A1R, (LIBOR USD 3 Month + 1.00%), 3.73%, 02/05/31		8,145	8,042,632
Series 7A-2015, Class CR, (LIBOR USD 3 Month + 1.70%), 4.38%, 03/15/27		1,670	1,632,949
Series 7A-2015, Class DR, (LIBOR USD 3 Month + 2.40%), 5.08%, 03/15/27		1,160	1,098,697
Series 7A-2015, Class ER, (LIBOR USD 3 Month + 5.00%), 7.68%, 03/15/27		740	702,915
HPS Loan Management Ltd.(a)(b):
Series 10A-16, Class C, (LIBOR USD 3 Month + 3.65%), 6.41%, 01/20/28		1,250	1,236,837
Series 10A-16, Class D, (LIBOR USD 3 Month + 6.50%), 9.26%, 01/20/28		4,000	3,870,050
ICG US CLO Ltd., Series 2015-1A, Class A1R, (LIBOR USD 3 Month + 1.14%), 3.90%, 10/19/28(a)(b)		3,800	3,788,423
Kayne CLO II Ltd., Series 2018-2A, Class A, (LIBOR USD 3 Month + 1.24%), 3.89%, 10/15/31(a)(b)		21,250	21,104,195
KKR CLO Ltd., Series 12, Class ER2, (LIBOR USD 3 Month + 6.15%), 8.94%, 10/15/30(a)(b)		1,480	1,408,056
LCM 26 Ltd., Series 26A, Class A1, (LIBOR USD 3 Month + 1.07%), 3.83%, 01/20/31(a)(b)		13,480	13,352,431
LCM XVIII LP, Series 18A, Class INC, 0.00%, 04/20/31(a)(c) .		2,122	1,226,830
LCM XX LP(a)(b):
Series 20A, Class AR, (LIBOR USD 3 Month + 1.04%), 3.80%, 10/20/27		8,350	8,328,753
Series 20A, Class BR, (LIBOR USD 3 Month + 1.55%), 4.31%, 10/20/27		2,000	1,986,209
LCM XXI LP(a)(b):
Series 21A, Class AR, (LIBOR USD 3 Month + 0.88%), 3.64%, 04/20/28		3,670	3,643,732
Series 21A, Class ER, (LIBOR USD 3 Month + 5.75%), 8.51%, 04/20/28		1,470	1,441,622
LCM XXIV Ltd., Series 24A, Class A, (LIBOR USD 3 Month + 1.31%), 4.07%, 03/20/30(a)(b)		1,350	1,348,258
Limerock CLO III LLC(a)(b):
Series 2014-3A, Class A1R, (LIBOR USD 3 Month + 1.20%), 3.96%, 10/20/26		5,044	5,051,901
Series 2014-3A, Class C, (LIBOR USD 3 Month + 3.60%), 6.36%, 10/20/26		8,490	8,229,944
LoanCore Issuer Ltd., Series 2018-CRE1, Class A, (LIBOR USD 1 Month + 1.13%), 3.62%, 05/15/28(a)(b)		20,720	20,714,267
Madison Park Funding X Ltd.:
Series 2012-10A, Class BR, (LIBOR USD 3 Month + 1.90%), 4.66%, 01/20/29(a)(b)		23,764	23,769,639
Series 2012-10A, Class CR, (LIBOR USD 3 Month + 2.60%), 5.36%, 01/20/29(a)(b)		21,220	21,206,771

5

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
Series 2012-10A, Class ER, (LIBOR USD 3 Month + 7.62%), 10.38%, 01/20/29(a)(b)	USD	4,730	$4,715,702
Series 2012-10X, 0.00%, 01/20/25(c)		2,750	1,936,616
Madison Park Funding XI Ltd.(a)(b):
Series 2013-11A, Class AR, (LIBOR USD 3 Month + 1.16%), 3.93%, 07/23/29		6,232	6,233,915
Series 2013-11A, Class ER, (LIBOR USD 3 Month + 6.45%), 9.22%, 07/23/29		1,070	1,037,131
Madison Park Funding XII Ltd., Series 2014-12A, Class E, (LIBOR USD 3 Month + 5.10%), 7.86%, 07/20/26(a)(b)		1,140	1,138,028
Madison Park Funding XIII Ltd.(a)(b):
Series 2014-13A, Class AR2, (LIBOR USD 3 Month + 0.95%), 3.71%, 04/19/30		6,730	6,677,209
Series 2014-13A, Class ER, (LIBOR USD 3 Month + 5.75%), 8.51%, 04/19/30		4,000	3,887,036
Madison Park Funding XV Ltd., Series 2014-15A, Class CR, (LIBOR USD 3 Month + 3.45%), 6.21%, 01/27/26(a)(b)		1,160	1,159,811
Madison Park Funding XVI Ltd.(a)(b):
Series 2015-16A, Class A1R, (LIBOR USD 3 Month + 1.33%), 4.09%, 04/20/26		4,240	4,240,267
Series 2015-16A, Class C, (LIBOR USD 3 Month + 3.70%), 6.46%, 04/20/26		1,200	1,200,052
Series 2015-16A, Class D, (LIBOR USD 3 Month + 5.50%), 8.26%, 04/20/26		4,030	4,022,319
Madison Park Funding XVIII Ltd., Series 2015-18A, Class A1R, (LIBOR USD 3 Month + 1.19%), 3.95%, 10/21/30(a)(b)		17,320	17,240,893
Madison Park Funding XXI Ltd., Series 2016-21A, Class A1, (LIBOR USD 3 Month + 1.53%), 4.30%, 07/25/29(a)(b)		5,090	5,090,443
Madison Park Funding XXIII Ltd.(a)(b):
Series 2017-23A, Class A, (LIBOR USD 3 Month + 1.21%), 3.97%, 07/27/30		4,500	4,485,373
Series 2017-23A, Class E, (LIBOR USD 3 Month + 6.25%), 9.01%, 07/27/30		1,000	975,664
Madison Park Funding XXV Ltd., Series 2017-25A, Class D, (LIBOR USD 3 Month + 6.10%), 8.87%, 04/25/29(a)(b)		1,500	1,435,393
Madison Park Funding XXVI Ltd., Series 2017-26A, Class ER, (LIBOR USD 3 Month + 6.50%), 9.25%, 07/29/30(a)(b)		525	517,848
Madison Park Funding XXX Ltd.(b):
Series 2018-30A, Class D, (LIBOR USD 3 Month + 2.50%), 5.29%, 04/15/29(a)		1,750	1,672,735
Series 2018-30A, Class E, (LIBOR USD 3 Month + 4.95%), 7.74%, 04/15/29(a)		2,050	1,929,738
Series 2018-30X, Class E, (LIBOR USD 3 Month + 4.95%), 7.74%, 04/15/29		1,000	941,336
Madison Park Funding XXXIV Ltd., Series 2019-34A, 0.00%, 04/25/48(a)(c)		12,450	10,545,648
Marathon CLO VII Ltd., Series 2014-7A, Class A1R, (LIBOR USD 3 Month + 1.32%), 4.08%, 10/28/25(a)(b)		750	750,572
Marathon CRE Ltd., Series 2018-FL1, Class A, (LIBOR USD 1 Month + 1.15%), 3.63%, 06/15/28(a)(b)		4,790	4,788,811
Mariner CLO LLC, Series 2016-3A, Class DR, (LIBOR USD 3 Month + 3.80%), 6.57%, 07/23/29(a)(b)		1,500	1,494,230
MidOcean Credit CLO III, Series 2014-3A, Class A3A2, (LIBOR USD 3 Month + 0.97%), 3.73%, 04/21/31(a)(b)		9,380	9,209,674

Security		Par (000)	Value

Cayman Islands (continued)
Mill Creek II CLO Ltd.(a)(b):
Series 2016-1A, Class C, (LIBOR USD 3 Month + 3.35%), 6.11%, 04/20/28	USD	1,600	$1,601,132
Series 2016-1A, Class E, (LIBOR USD 3 Month + 7.75%), 10.51%, 04/20/28		1,750	1,753,483
Mountain Hawk II CLO Ltd., Series 2013-2A, Class BR, (LIBOR USD 3 Month + 1.60%), 4.36%, 07/20/24(a)(b)		12,080	12,086,203
Mountain Hawk III CLO Ltd., Series 2014-3A, Class AR, (LIBOR USD 3 Month + 1.20%), 3.98%, 04/18/25(a)(b)		33,811	33,858,816
MP CLO VII Ltd., Series 2015-1A, Class ARR, (LIBOR USD 3 Month + 1.08%), 3.86%, 10/18/28(a)(b)		6,005	5,965,989
MP CLO VIII Ltd., Series 2015-2A, Class BR, (LIBOR USD 3 Month + 1.42%), 4.18%, 10/28/27(a)(b)		11,750	11,528,106
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class DR, (LIBOR USD 3 Month + 3.65%), 6.41%, 04/22/29(a)(b)		1,432	1,417,700
Neuberger Berman CLO XVI-S Ltd.(a)(b):
Series 2017-16SA, Class A, (LIBOR USD 3 Month + 0.85%), 3.64%, 01/15/28		2,220	2,204,596
Series 2017-16SA, Class D, (LIBOR USD 3 Month + 2.50%), 5.29%, 01/15/28		1,650	1,587,308
Neuberger Berman CLO XX Ltd.(a)(b):
Series 2015-20A, Class AR, (LIBOR USD 3 Month + 0.80%), 3.59%, 01/15/28		1,311	1,300,370
Series 2015-20A, Class DR, (LIBOR USD 3 Month + 2.40%), 5.19%, 01/15/28		1,750	1,668,317
Series 2015-20A, Class ER, (LIBOR USD 3 Month + 5.00%), 7.79%, 01/15/28		3,663	3,479,162
Neuberger Berman Loan Advisers CLO Ltd.(a)(b):
Series 2017-26A, Class A, (LIBOR USD 3 Month + 1.17%), 3.95%, 10/18/30		9,050	9,013,598
Series 2018-28A, Class E, (LIBOR USD 3 Month + 5.60%), 8.36%, 04/20/30		450	416,259
Oaktree CLO Ltd.(a)(b):
Series 2014-2A, Class A1AR, (LIBOR USD 3 Month + 1.22%), 3.98%, 10/20/26		662	663,246
Series 2015-1A, Class A1R, (LIBOR USD 3 Month + 0.87%), 3.63%, 10/20/27		10,390	10,380,537
Series 2015-1A, Class DR, (LIBOR USD 3 Month + 5.20%), 7.96%, 10/20/27		2,000	1,955,698
OCP CLO Ltd.(a)(b):
Series 2014-5A, Class A1R, (LIBOR USD 3 Month + 1.08%), 3.84%, 04/26/31		1,410	1,390,672
Series 2015-10A, Class BR, (LIBOR USD 3 Month + 1.85%), 4.61%, 10/26/27		1,750	1,701,740
Series 2015-8A, Class A1R, (LIBOR USD 3 Month + 0.85%), 3.62%, 04/17/27		6,229	6,201,541
Series 2016-12A, Class A1R, (LIBOR USD 3 Month + 1.12%), 3.90%, 10/18/28		7,793	7,762,342
Series 2016-12A, Class A2R, (LIBOR USD 3 Month + 1.60%), 4.38%, 10/18/28		1,500	1,478,387
Series 2016-12A, Class CR, (LIBOR USD 3 Month + 3.00%), 5.78%, 10/18/28		3,160	3,021,204
Series 2017-13A, Class D, (LIBOR USD 3 Month + 6.63%), 9.42%, 07/15/30		3,080	2,942,442
Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A1A, (LIBOR USD 3 Month + 0.96%), 3.74%, 04/16/31(a)(b)		14,800	14,536,415
Octagon Investment Partners 30 Ltd., Series 2017-1A, Class D, (LIBOR USD 3 Month + 6.20%), 8.96%, 03/17/30(a)(b)		500	488,773

6

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
Octagon Investment Partners 31 LLC(a)(b):
Series 2017-1A, Class E, (LIBOR USD 3 Month + 6.30%), 9.06%, 07/20/30	USD	1,000	$979,994
Series 2017-1A, Class F, (LIBOR USD 3 Month + 8.20%), 10.96%, 07/20/30		1,502	1,404,122
Octagon Investment Partners 33 Ltd., Series 2017-1A, Class A1, (LIBOR USD 3 Month + 1.19%), 3.95%, 01/20/31(a)(b)		1,625	1,614,946
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1R2, (LIBOR USD 3 Month + 1.00%), 3.77%, 01/25/31(a)(b)		20,165	19,868,189
Octagon Investment Partners XX Ltd., Series 2014-1A, Class AR, (LIBOR USD 3 Month + 1.13%), 3.83%, 08/12/26(a)(b)		3,011	3,012,978
Octagon Investment Partners XXIII Ltd.(a)(b):
Series 2015-1A, Class CR, (LIBOR USD 3 Month + 1.85%), 4.64%, 07/15/27		1,470	1,435,560
Series 2015-1A, Class ER, (LIBOR USD 3 Month + 5.75%), 8.54%, 07/15/27		3,130	3,098,984
OFSI Fund VI Ltd.(a)(b):
Series 2014-6A, Class A2R, (LIBOR USD 3 Month + 1.13%), 3.92%, 03/20/25		19,506	19,328,088
Series 2014-6A, Class BR, (LIBOR USD 3 Month + 1.50%), 4.29%, 03/20/25		10,400	10,201,529
Series 2014-6A, Class CR, (LIBOR USD 3 Month + 2.50%), 5.29%, 03/20/25		7,830	7,665,223
OFSI Fund VII Ltd., Series 2014-7A, Class AR, (LIBOR USD 3 Month + 0.90%), 3.68%, 10/18/26(a)(b)		185	185,103
OHA Credit Partners IX Ltd., Series 2013-9A, Class A1R, (LIBOR USD 3 Month + 1.01%), 3.77%, 10/20/25(a)(b)		438	438,332
OHA Credit Partners XIII Ltd., Series 2016-13A, Class E, (LIBOR USD 3 Month + 7.15%), 9.91%, 01/21/30(a)(b)		740	741,359
OHA Loan Funding Ltd.(a)(b):
Series 2013-2A, Class AR, (LIBOR USD 3 Month + 1.04%), 3.69%, 05/23/31		10,470	10,335,861
Series 2016-1A, Class B1, (LIBOR USD 3 Month + 1.80%), 4.56%, 01/20/28		1,157	1,154,759
Series 2016-1A, Class C, (LIBOR USD 3 Month + 2.55%), 5.31%, 01/20/28		11,605	11,614,809
Series 2016-1A, Class D, (LIBOR USD 3 Month + 3.75%), 6.51%, 01/20/28		12,830	12,804,505
Series 2016-1A, Class E, (LIBOR USD 3 Month + 6.50%), 9.26%, 01/20/28		5,338	5,227,390
OZLM Funding III Ltd., Series 2013-3A, Class BR, (LIBOR USD 3 Month + 3.00%), 5.76%, 01/22/29(a)(b)		17,095	17,109,512
OZLM Funding IV Ltd.(a)(b):
Series 2013-4A, Class A1R, (LIBOR USD 3 Month + 1.25%), 4.01%, 10/22/30		9,540	9,460,333
Series 2013-4A, Class A2R, (LIBOR USD 3 Month + 1.70%), 4.46%, 10/22/30		960	950,309
OZLM Funding Ltd.:
Series 2012-1A, Class A1R2, (LIBOR USD 3 Month + 1.23%), 3.99%, 07/22/29(a)(b)		500	496,945
Series 2012-1X, 0.00%, 07/22/29(c)		4,610	1,994,466
OZLM VI Ltd., Series 2014-6A, 0.00%, 04/17/31(a)(c)		3,200	1,377,085
OZLM VIII Ltd.(a)(b):
Series 2014-8A, Class BRR, (LIBOR USD 3 Month + 2.20%), 4.66%, 10/17/29		4,750	4,643,004

Security		Par (000)	Value

Cayman Islands (continued)
Series 2014-8A, Class CRR, (LIBOR USD 3 Month + 3.15%), 5.61%, 10/17/29	USD	4,735	$4,707,361
OZLM XIV Ltd.(a)(b):
Series 2015-14A, Class A2AR, (LIBOR USD 3 Month + 1.70%), 4.49%, 01/15/29		8,000	7,951,639
Series 2015-14A, Class B1R, (LIBOR USD 3 Month + 2.10%), 4.89%, 01/15/29		8,870	8,734,459
Series 2015-14A, Class CR, (LIBOR USD 3 Month + 3.00%), 5.79%, 01/15/29		9,535	9,262,446
Series 2015-14A, Class DR, (LIBOR USD 3 Month + 5.80%), 8.59%, 01/15/29		4,340	4,285,454
OZLM XIX Ltd., Series 2017-19A, Class A1, (LIBOR USD 3 Month + 1.22%), 4.01%, 11/22/30(a)(b)		2,250	2,240,661
OZLM XV Ltd.(a)(b):
Series 2016-15A, Class A1, (LIBOR USD 3 Month + 1.49%), 4.25%, 01/20/29		7,880	7,886,328
Series 2016-15A, Class A2A, (LIBOR USD 3 Month + 2.10%), 4.86%, 01/20/29		2,920	2,919,435
Series 2016-15A, Class C, (LIBOR USD 3 Month + 4.00%), 6.76%, 01/20/29		1,560	1,559,674
Series 2016-15A, Class D, (LIBOR USD 3 Month + 7.15%), 9.91%, 01/20/29		1,560	1,555,114
Palmer Square CLO Ltd.(a)(b):
Series 2014-1A, Class A1R2, (LIBOR USD 3 Month + 1.13%), 3.90%, 01/17/31		1,670	1,661,705
Series 2015-1A, Class CR, (LIBOR USD 3 Month + 3.50%), 6.14%, 05/21/29		2,000	2,000,224
Series 2015-2A, Class CR, (LIBOR USD 3 Month + 3.70%), 6.48%, 07/20/30		420	417,776
Series 2015-2A, Class DR, (LIBOR USD 3 Month + 6.50%), 9.28%, 07/20/30		2,120	2,077,578
Series 2018-1A, Class A1, (LIBOR USD 3 Month + 1.03%), 3.81%, 04/18/31		5,910	5,837,562
Series 2018-3A, Class A2, (LIBOR USD 3 Month + 1.35%), 4.03%, 08/15/26		10,427	10,266,501
Palmer Square Loan Funding Ltd.(a)(b):
Series 2017-1A, Class A2, (LIBOR USD 3 Month + 1.30%), 4.09%, 10/15/25		4,220	4,170,580
Series 2018-4A, Class A1, (LIBOR USD 3 Month + 0.90%), 3.58%, 11/15/26		7,819	7,789,855
Series 2018-4A, Class B, (LIBOR USD 3 Month + 1.90%), 4.58%, 11/15/26		12,720	12,652,914
Series 2018-4A, Class C, (LIBOR USD 3 Month + 2.55%), 5.23%, 11/15/26		7,050	6,705,078
Series 2018-5A, (LIBOR USD 3 Month + 0.00%), 0.00%, 01/20/27(d)		4,750	4,227,500
Series 2018-5A, Class B, (LIBOR USD 3 Month + 1.90%), 4.37%, 01/20/27		11,488	11,221,551
Series 2018-5A, Class C, (LIBOR USD 3 Month + 2.55%), 5.02%, 01/20/27		7,255	7,224,881
Series 2018-5A, Class D, (LIBOR USD 3 Month + 4.25%), 6.72%, 01/20/27		11,900	11,848,068
Parallel Ltd.(a)(b):
Series 2015-1A, Class AR, (LIBOR USD 3 Month + 0.85%), 3.61%, 07/20/27		4,810	4,782,860
Series 2015-1A, Class C1R, (LIBOR USD 3 Month + 1.75%), 4.51%, 07/20/27		1,670	1,615,781
Series 2015-1A, Class DR, (LIBOR USD 3 Month + 2.55%), 5.31%, 07/20/27		3,250	3,146,388
Park Avenue Institutional Advisers CLO Ltd.(a)(b):
Series 2016-1A, Class DR, (LIBOR USD 3 Month + 5.85%), 8.50%, 08/23/31		4,250	4,030,946

7

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
Series 2017-1A, Class A1, (LIBOR USD 3 Month + 1.22%), 3.91%, 11/14/29	USD	8,065	$8,034,359
Series 2017-1A, Class A2, (LIBOR USD 3 Month + 1.70%), 4.39%, 11/14/29		1,500	1,482,848
Series 2017-1A, Class D, (LIBOR USD 3 Month + 6.22%), 8.91%, 11/14/29		5,270	5,102,271
Series 2018-1A, Class D, (LIBOR USD 3 Month + 6.15%), 8.64%, 10/20/31		2,000	1,935,391
Race Point IX CLO Ltd., Series 2015-9A, Class A1AR, (LIBOR USD 3 Month + 1.21%), 4.00%, 10/15/30(a)(b)		2,070	2,061,509
Regatta VI Funding Ltd.(a)(b):
Series 2016-1A, Class DR, (LIBOR USD 3 Month + 2.70%), 5.46%, 07/20/28		3,000	2,812,815
Series 2016-1A, Class ER, (LIBOR USD 3 Month + 5.00%), 7.76%, 07/20/28		3,000	2,857,499
Rockford Tower CLO Ltd.(a)(b):
Series 2017-1A, Class B, (LIBOR USD 3 Month + 1.80%), 4.59%, 04/15/29		4,670	4,640,734
Series 2017-1A, Class C, (LIBOR USD 3 Month + 2.55%), 5.34%, 04/15/29		5,250	5,250,964
Series 2017-1A, Class D, (LIBOR USD 3 Month + 3.25%), 6.04%, 04/15/29		6,860	6,848,492
Series 2017-1A, Class E, (LIBOR USD 3 Month + 5.40%), 8.19%, 04/15/29		7,800	7,220,916
Series 2017-2A, Class B, (LIBOR USD 3 Month + 1.75%), 4.54%, 10/15/29		5,700	5,644,443
Series 2017-2A, Class C, (LIBOR USD 3 Month + 2.30%), 5.09%, 10/15/29		1,250	1,231,584
Series 2017-2A, Class D, (LIBOR USD 3 Month + 3.45%), 6.24%, 10/15/29		5,360	5,358,019
Series 2017-2A, Class E, (LIBOR USD 3 Month + 6.08%), 8.87%, 10/15/29		9,010	8,828,426
Series 2017-3A, Class A, (LIBOR USD 3 Month + 1.19%), 3.95%, 10/20/30		18,245	18,092,621
Series 2017-3A, Class B, (LIBOR USD 3 Month + 1.47%), 4.23%, 10/20/30		1,150	1,125,008
Series 2017-3A, Class E, (LIBOR USD 3 Month + 5.75%), 8.51%, 10/20/30		5,555	5,242,786
Series 2018-1A, Class E, (LIBOR USD 3 Month + 5.85%), 8.49%, 05/20/31		740	700,112
Series 2018-2A, Class E, (LIBOR USD 3 Month + 6.00%), 8.43%, 10/20/31		1,690	1,616,279
Romark WM-R Ltd., Series 2018-1A, Class A1, (LIBOR USD 3 Month + 1.03%), 3.79%, 04/20/31(a)(b)		2,520	2,475,031
RR 2 Ltd.(a)(b):
Series 2017-2A, Class B, (LIBOR USD 3 Month + 2.00%), 4.79%, 10/15/29		500	485,259
Series 2017-2A, Class D, (LIBOR USD 3 Month + 6.20%), 8.99%, 10/15/29		1,340	1,289,110
RR Ltd., Series 2018-3A, Class A1R2, (LIBOR USD 3 Month + 1.09%), 3.88%, 01/15/30(a)(b)		500	494,764
Seneca Park CLO Ltd.(a):
Series 2014-1A, 0.00%, 07/17/26(c)		2,000	306,860
Series 2014-1A, Class CR, (LIBOR USD 3 Month + 2.15%), 4.92%, 07/17/26(b)		2,000	2,002,579
Series 2014-1A, Class D, (LIBOR USD 3 Month + 3.50%), 6.27%, 07/17/26(b)		11,660	11,659,082
Shackleton CLO Ltd.(a)(b):
Series 2013-3A, Class AR, (LIBOR USD 3 Month + 1.12%), 3.91%, 07/15/30		8,880	8,830,184
Series 2016-9A, Class A, (LIBOR USD 3 Month + 1.50%), 4.26%, 10/20/28		1,032	1,032,538

Security		Par (000)	Value

Cayman Islands (continued)
Silver Creek CLO Ltd.(a)(b):
Series 2014-1A, Class AR, (LIBOR USD 3 Month + 1.24%), 4.00%, 07/20/30	USD	3,750	$3,741,904
Series 2014-1A, Class DR, (LIBOR USD 3 Month + 3.35%), 6.11%, 07/20/30		500	499,368
Series 2014-1A, Class E1R, (LIBOR USD 3 Month + 5.62%), 8.38%, 07/20/30		500	462,758
Sound Point CLO IX Ltd.(a)(b):
Series 2015-2A, Class DR, (LIBOR USD 3 Month + 2.65%), 5.41%, 07/20/27		1,300	1,272,133
Series 2015-2A, Class E, (LIBOR USD 3 Month + 5.50%), 8.26%, 07/20/27		1,300	1,297,419
Sound Point CLO X Ltd., Series 2015-3A, Class ER, (LIBOR USD 3 Month + 5.25%), 8.01%, 01/20/28(a)(b)		4,870	4,701,806
Sound Point CLO XIV Ltd.(a)(b):
Series 2016-3A, Class C, (LIBOR USD 3 Month + 2.65%), 5.42%, 01/23/29		1,560	1,561,592
Series 2016-3A, Class E, (LIBOR USD 3 Month + 6.65%), 9.42%, 01/23/29		1,710	1,701,970
Staniford Street CLO Ltd., Series 2014-1A, Class AR, (LIBOR USD 3 Month + 1.18%), 3.79%, 06/15/25(a)(b)		884	883,664
Steele Creek CLO Ltd., Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.25%), 4.04%, 01/15/30(a)(b)		420	418,685
Strata CLO I Ltd.(a):
Series 2018-1A, Class E, (LIBOR USD 3 Month + 7.08%), 9.90%, 01/15/31(b)		1,690	1,564,834
Series 2018-1A, Class USUB, 0.00%, 01/15/2118(c)		7,680	5,592,699
Sudbury Mill CLO Ltd.(a)(b):
Series 2013-1A, Class A1R, (LIBOR USD 3 Month + 1.15%), 3.92%, 01/17/26		552	551,965
Series 2013-1A, Class A2R, (LIBOR USD 3 Month + 1.17%), 3.94%, 01/17/26		957	956,738
Symphony CLO XII Ltd., Series 2013-12A, Class AR, (LIBOR USD 3 Month + 1.03%), 3.82%, 10/15/25(a)(b)		877	877,277
Symphony CLO XIV Ltd., Series 2014-14A, Class A1R, (LIBOR USD 3 Month + 1.28%), 4.08%, 07/14/26(a)(b)		1,986	1,985,926
Symphony CLO XIX Ltd., Series 2018-19A, Class A, (LIBOR USD 3 Month + 0.96%), 3.74%, 04/16/31(a)(b)		860	845,632
Symphony CLO XVII Ltd., Series 2016-17A, Class AR, (LIBOR USD 3 Month + 0.88%), 3.67%, 04/15/28(a)(b)		5,170	5,144,235
Symphony CLO XVIII Ltd., Series 2016-18A, Class D, (LIBOR USD 3 Month + 4.00%), 6.77%, 01/23/28(a)(b)		750	731,787
TCI-Symphony CLO Ltd., Series 2017-1A, Class E, (LIBOR USD 3 Month + 6.45%), 9.24%, 07/15/30(a)(b)		1,921	1,868,829
Thacher Park CLO Ltd.(a)(b):
Series 2014-1A, Class AR, (LIBOR USD 3 Month + 1.16%), 3.92%, 10/20/26		7,258	7,265,506
Series 2014-1A, Class CR, (LIBOR USD 3 Month + 2.20%), 4.96%, 10/20/26		500	502,510
Series 2014-1A, Class D1R, (LIBOR USD 3 Month + 3.40%), 6.16%, 10/20/26		4,340	4,335,029
THL Credit Wind River CLO Ltd., Series 2016-1A, Class AR, (LIBOR USD 3 Month + 1.05%), 3.84%, 07/15/28(b)		1,500	1,495,325

8

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Cayman Islands (continued)
TIAA CLO II Ltd., Series 2017-1A, Class E, (LIBOR USD 3 Month + 5.85%), 8.61%, 04/20/29(a)(b)	USD	500	$470,332
TIAA CLO III Ltd.(a)(b):
Series 2017-2A, Class A, (LIBOR USD 3 Month + 1.15%), 3.93%, 01/16/31		269	266,304
Series 2017-2A, Class B, (LIBOR USD 3 Month + 1.50%), 4.28%, 01/16/31		750	731,121
TICP CLO VI Ltd., Series 2016-6A, Class E, (LIBOR USD 3 Month + 6.55%), 9.34%, 01/15/29(a)(b)		1,480	1,458,185
TICP CLO VII Ltd., Series 2017-7A, Class E, (LIBOR USD 3 Month + 6.51%), 9.30%, 07/15/29(a)(b)		6,830	6,715,748
Treman Park CLO Ltd., Series 2015-1A, Class DRR, (LIBOR USD 3 Month + 2.65%), 5.41%, 10/20/28(a)(b)		7,560	7,360,991
TRESTLES CLO II Ltd., Series 2018-2A, Class D, (LIBOR USD 3 Month + 5.75%), 8.52%, 07/25/31(a)(b)		3,860	3,650,446
TRESTLES CLO Ltd.(a)(b):
Series 2017-1A, Class A1A, (LIBOR USD 3 Month + 1.29%), 4.06%, 07/25/29		17,350	17,339,509
Series 2017-1A, Class B, (LIBOR USD 3 Month + 2.55%), 5.32%, 07/25/29		1,377	1,376,645
Triaxx Prime CDO Ltd., Series 2006-1A, Class A2, (LIBOR USD 3 Month + 0.45%), 3.07%, 03/03/39(a)(b)		50,060	3,608,725
Trinitas CLO II Ltd., Series 2014-2A, Class A1R, (LIBOR USD 3 Month + 1.18%), 3.97%, 07/15/26(a)(b)		1,477	1,478,258
Venture XXIV CLO Ltd.(a)(b):
Series 2016-24A, Class A1D, (LIBOR USD 3 Month + 1.42%), 4.18%, 10/20/28		968	968,827
Series 2016-24A, Class E, (LIBOR USD 3 Month + 6.72%), 9.48%, 10/20/28		2,696	2,672,174
Vibrant CLO IV Ltd.(a)(b):
Series 2016-4A, Class C, (LIBOR USD 3 Month + 3.30%), 6.06%, 07/20/28		4,440	4,454,017
Series 2016-4A, Class D, (LIBOR USD 3 Month + 4.50%), 7.26%, 07/20/28		1,680	1,687,502
Vibrant CLO V Ltd., Series 2016-5A, Class A, (LIBOR USD 3 Month + 1.55%), 4.31%, 01/20/29(a)(b)		2,920	2,923,546
Vibrant Clo VII Ltd., Series 2017-7A, Class A1, (LIBOR USD 3 Month + 1.27%), 4.03%, 09/15/30(a)(b)		3,746	3,732,498
Voya CLO Ltd.(a)(b):
Series 2016-2A, Class D, (LIBOR USD 3 Month + 6.95%), 9.71%, 07/19/28		975	968,577
Series 2016-4A, Class E2, (LIBOR USD 3 Month + 6.65%), 9.41%, 07/20/29		750	743,037
Series 2017-4A, Class A1, (LIBOR USD 3 Month + 1.13%), 3.92%, 10/15/30		3,500	3,470,235
Series 2019-1A, Class A, (LIBOR USD 3 Month + 1.17%), 3.81%, 04/15/29		12,100	12,100,238
Wellfleet CLO Ltd., Series 2015-1A, Class DR, (LIBOR USD 3 Month + 2.80%), 5.56%, 10/20/27(a)(b)		5,750	5,642,182
West CLO Ltd.(a)(b):
Series 2013-1A, Class A1AR, (LIBOR USD 3 Month + 1.16%), 3.90%, 11/07/25		4,133	4,133,855
Series 2013-1A, Class C, (LIBOR USD 3 Month + 3.65%), 6.39%, 11/07/25		1,025	1,025,341

Security		Par (000)	Value

Cayman Islands (continued)
Westcott Park CLO Ltd.(a)(b):
Series 2016-1A, Class A, (LIBOR USD 3 Month + 1.53%), 4.29%, 07/20/28	USD	10,950	$10,949,767
Series 2016-1A, Class D, (LIBOR USD 3 Month + 4.35%), 7.11%, 07/20/28		985	986,385
Series 2016-1A, Class E, (LIBOR USD 3 Month + 7.20%), 9.96%, 07/20/28		4,420	4,415,454
York CLO-3 Ltd.(a):
Series 2016-1A, 0.00%, 10/20/29(c)		9,100	6,764,132
Series 2016-1A, Class AR, (LIBOR USD 3 Month + 1.25%), 4.01%, 10/20/29(b)		6,540	6,527,030
Series 2016-1A, Class BR, (LIBOR USD 3 Month + 1.75%), 4.51%, 10/20/29(b)		13,480	13,361,668
Series 2016-1A, Class DR, (LIBOR USD 3 Month + 3.60%), 6.36%, 10/20/29(b)		9,678	9,680,706
Series 2016-1A, Class ER, (LIBOR USD 3 Month + 6.40%), 9.16%, 10/20/29(b)		7,052	6,838,548
Series 2016-1A, Class FR, (LIBOR USD 3 Month + 7.25%), 10.01%, 10/20/29(b)		2,917	2,574,791
York CLO-4 Ltd.(a):
Series 2016-2A, 0.00%, 01/20/30(c)		11,990	8,453,993
Series 2016-2A, Class D, (LIBOR USD 3 Month + 4.10%), 6.86%, 01/20/30(b)		5,890	5,927,893
Series 2016-2A, Class E, (LIBOR USD 3 Month + 6.94%), 9.70%, 01/20/30(b)		6,180	6,138,721

			2,196,844,119

France — 0.0%
FCT Noria(b):
Series 2018-1, Class D, (EURIBOR 1 Month + 1.50%), 1.13%, 06/25/38	EUR	1,700	1,898,454
Series 2018-1, Class E, (EURIBOR 1 Month + 2.65%), 2.28%, 06/25/38		1,800	2,034,932

			3,933,386

Ireland — 0.3%
Anchorage Capital Europe CLO 2 DAC, Series 2X, Class E, (EURIBOR 3 Month + 5.66%), 5.66%, 05/15/31(b)		980	1,059,989
Aqueduct European CLO DAC(b):
Series 2017-2X, Class B1, (EURIBOR 3 Month + 1.20%), 1.20%, 10/15/30		2,518	2,750,050
Series 2017-2X, Class E, (EURIBOR 3 Month + 4.40%), 4.40%, 10/15/30		534	539,814
Arbour CLO IV DAC, Series 4X, Class E, (EURIBOR 3 Month + 5.60%), 5.60%, 01/15/30(b)		2,200	2,440,862
Aurium CLO II DAC, Series 2X, Class ER, (EURIBOR 3 Month + 5.10%), 5.10%, 10/13/29(b)		450	497,702
Avoca(b):
Series 2018X, Class B1, (EURIBOR 3 Month + 1.25%), 1.25%, 04/15/31		5,800	6,342,840
Series 2018X, Class E, (EURIBOR 3 Month + 4.60%), 4.60%, 04/15/31		2,300	2,340,198
Avoca CLO XV DAC:
Series 15X, Class ER, (EURIBOR 3 Month + 4.13%), 4.13%, 04/15/31(b)		2,260	2,295,407
Series 15X, Class FR, (EURIBOR 3 Month + 5.84%), 5.84%, 04/15/31(b)		1,760	1,642,607
Series 15X, Class M1, 0.00%, 04/15/31(c)		3,100	2,785,737
Avoca CLO XX DAC, Series 20X, Class E, (EURIBOR 3 Month + 5.75%), 0.00%, 07/15/32(b)		783	843,548

9

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Ireland (continued)
BILB, Series 1X, Class A2A, (EURIBOR 3 Month + 1.30%), 1.30%, 07/20/31(b)	EUR	4,300	$4,722,593
Bilbao CLO I DAC, Series 1X, Class D, (EURIBOR 3 Month + 4.73%), 4.73%, 07/20/31(b)		1,400	1,448,444
Cadogan Square CLO X DAC, Series 10X, Class M, 0.00%, 10/25/30(c)		600	605,460
Cadogan Square CLO XI DAC, Series 11X, Class C, (EURIBOR 3 Month + 1.85%), 1.85%, 02/15/31(b)		1,350	1,453,533
CGMSE, Series 2014-2X, (EURIBOR 3 Month + 5.70%), 5.70%, 11/17/31(b)		1,635	1,783,250
CVC Cordatus Loan Fund IV Ltd., Series 4X, (EURIBOR 6 Month + 0.00%), 0.00%, 01/24/28(b)		10,200	7,644,048
CVC Cordatus Loan Fund VI DAC:
Series 6X, 0.00%, 04/15/32(c)		4,605	3,560,286
Series 6X, Class ER, (EURIBOR 3 Month + 4.51%), 4.51%, 04/15/32(b)		1,340	1,371,257
CVC Cordatus Loan Fund VIII DAC, Series 8X, Class E, (EURIBOR 3 Month + 5.70%), 5.70%, 04/23/30(b)		700	774,677
Euro-Galaxy VII CLO DAC, Series 2019-7X, Class A1, (EURIBOR 3 Month + 1.14%), 0.00%, 04/25/32(b)(d)		2,975	3,337,206
GLGE, Series 4X, (EURIBOR 3 Month + 1.05%), 1.05%, 10/15/30(b)		3,581	3,835,633
Harvest CLO XVI DAC, Series 16X, Class ER, (EURIBOR 3 Month + 5.57%), 5.57%, 10/15/31(b) .		880	943,832
Invesco Euro CLO I DAC, Series 1X, Class B, (EURIBOR 3 Month + 1.85%), 1.85%, 07/15/31(b) .		2,860	3,252,161
Man GLG Euro CLO IV DAC, Series 4X, Class E, (EURIBOR 3 Month + 4.27%), 4.27%, 05/15/31(b)		1,700	1,670,987
OCP Euro CLO DAC(b):
Series 2017-2X, Class B, (EURIBOR 3 Month + 1.35%), 1.35%, 01/15/32		1,500	1,663,943
Series 2017-2X, Class E, (EURIBOR 3 Month + 5.00%), 5.00%, 01/15/32		897	961,379
Series 2017-2X, Class F, (EURIBOR 3 Month + 6.40%), 6.40%, 01/15/32		600	587,230
OCP Euro DAC, Series 2017-1X, Class E, (EURIBOR 3 Month + 5.35%), 5.35%, 06/18/30(b)		400	433,158
OZLME, Series 4X, Class B1, (EURIBOR 3 Month + 1.35%), 1.35%, 10/15/31(b)		2,890	3,163,803
OZLME II DAC, Series 2X, Class E, (EURIBOR 3 Month + 4.90%), 4.90%, 10/15/30(b)		862	901,590
RFTE, (EURIBOR 3 Month + 1.03%), 1.03%, 12/20/31(b)		5,690	6,374,270
Voya Euro CLO I DAC(b):
Series 1X, (EURIBOR 3 Month + 0.00%), 0.00%, 10/15/30		1,749	1,710,092
Series 1X, Class A, (EURIBOR 3 Month + 0.75%), 0.75%, 10/15/30		3,420	3,793,094

			79,530,680

Netherlands — 0.1%
ALME Loan Funding V BV, Series 5X, Class B1R, (EURIBOR 3 Month + 1.60%), 1.60%, 07/15/31(b)		2,900	3,234,960
Avoca CLO XIV Designated Activity Co.:
Series 14X, 0.00%, 01/12/31(c)		4,510	3,621,293

Security		Par (000)	Value

Netherlands (continued)
Series 14X, Class ER, (EURIBOR 3 Month + 4.70%), 4.70%, 01/12/31(b)	EUR	2,240	$2,333,519
Series 14X, Class FR, (EURIBOR 3 Month + 6.35%), 6.35%, 01/12/31(b)		1,100	1,066,648
Cairn CLO IX BV:
Series 2018-9X, Class B1, (EURIBOR 3 Month + 1.00%), 1.00%, 03/21/32(b)		2,600	2,791,363
Series 2018-9X, Class E, (EURIBOR 3 Month + 4.13%), 4.13%, 04/25/32(b)		1,240	1,252,222
Series 2018-9X, Class M2, 0.00%, 03/21/32(c)		1,100	1,163,386
Dryden 46 Euro CLO BV, Series 2016-46X, Class E, (EURIBOR 3 Month + 5.75%), 5.75%, 01/15/30(b)		780	867,566
Dryden 56 Euro CLO BV, Series 2017-56X, Class E, (EURIBOR 3 Month + 4.72%), 4.72%, 01/15/32(b)		1,225	1,248,731
Halcyon Loan Advisors European Funding, Series 2018-1X, Class B1, (EURIBOR 3 Month + 1.48%), 1.48%, 10/18/31(b)		2,600	2,873,352
OZLME III DAC:
Series 3X, 0.00%, 08/24/30(c)		3,000	2,592,387
Series 3X, Class E, (EURIBOR 3 Month + 4.80%), 4.80%, 08/24/30(b)		1,000	1,037,093

			24,082,520

Portugal — 0.1%
Tagus, Sociedade De Titularizacao De Creditos SA:
Series 4, Class SNR, 2.42%, 02/12/21		9,636	10,962,560
Series 5, Class SEN, 0.85%, 02/12/22		19,796	22,152,145

			33,114,705

United Kingdom — 0.1%
Motor plc:
Series 2016-1, Class C, 3.75%, 11/25/25	GBP	6,720	8,815,000
Series 2016-1, Class D, 4.25%, 11/25/25		1,325	1,743,045
Series 2016-1, Class E, 5.25%, 11/25/25		1,112	1,466,599
Newday Funding plc(b):
Series 2017-1, Class C, (LIBOR GBP 1 Month + 1.90%), 2.63%, 07/15/25		3,800	4,957,046
Series 2017-1, Class D, (LIBOR GBP 1 Month + 2.25%), 2.98%, 07/15/25		3,900	5,098,623
PCL Funding II plc(b):
Series 2017-1, Class B, (LIBOR GBP 1 Month + 1.75%), 2.48%, 06/15/22		904	1,169,716
Series 2017-1, Class C, (LIBOR GBP 1 Month + 2.25%), 2.98%, 06/15/22		556	717,768
PCL Funding III plc(b):
Series 2017-2, Class B, (LIBOR GBP 1 Month + 1.40%), 2.13%, 06/15/23		821	1,042,014
Series 2017-2, Class C, (LIBOR GBP 1 Month + 1.85%), 2.58%, 06/15/23		635	797,440
Trafford Centre Finance Ltd. (The), Series B2, (LIBOR GBP 3 Month + 0.83%), 1.75%, 07/28/35(b)		3,400	3,857,815
Turbo Finance plc, Series 8, Class C, (LIBOR GBP 1 Month + 1.95%), 2.68%, 02/20/26(b)		1,275	1,657,503
Unique Pub Finance Co. plc (The), Series A4, 5.66%, 06/30/27		8,987	12,890,723

			44,213,292

United States — 6.8%
Accredited Mortgage Loan Trust, Series 2006-1, Class M2, (LIBOR USD 1 Month + 0.34%), 2.83%, 04/25/36(b)	USD	14,870	7,688,864

10

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
ACE Securities Corp. Home Equity Loan Trust, Series 2007-HE4, Class A2A, (LIBOR USD 1 Month + 0.13%), 2.62%, 05/25/37(b)	USD	8,357	$2,330,956
ACE Securities Manufactured Housing Loan Trust, Series 2003-MH1, Class B2, 0.00%, 08/15/30(a)(d)		4,541	3,451,175
Ajax Mortgage Loan Trust(a):
Series 2017-D, Class A, 3.75%, 12/25/57		28,182	28,918,802
Series 2017-D, Class B, 0.00%, 12/25/57(c)(d)		4,556	2,050,069
Series 2018-A, Class A, 3.85%, 04/25/58(d)		29,474	28,365,743
Series 2018-A, Class B, 0.00%, 04/25/58(d)		7,311	4,020,946
Series 2018-B, Class A, 3.75%, 02/26/57(d)		20,919	20,866,692
Series 2018-B, Class B, 0.00%, 02/26/57(d)		9,764	2,733,881
Series 2018-D, Class A, 3.75%, 08/25/58(c)(d)		32,512	31,995,002
Series 2018-D, Class B, 0.00%, 08/25/58(c)(d)		7,906	4,427,624
Series 2018-E, Class A, 4.38%, 06/25/58(c)		13,572	13,674,821
Series 2018-E, Class B, 5.25%, 06/25/58(c)		2,263	2,220,942
Series 2018-E, Class C, 0.00%, 06/25/58(c)(d)		5,884	1,705,627
Series 2018-F, Class A, 4.38%, 11/25/58(c)(d)		49,131	49,377,146
Series 2018-F, Class B, 5.25%, 11/25/58(c)(d)		6,598	6,474,794
Series 2018-F, Class C, 0.00%, 11/25/58(d)		16,236	7,631,016
Series 2018-G, Class A, 4.38%, 06/25/57(c)(d)		45,567	45,361,813
Series 2018-G, Class B, 5.25%, 06/25/57(c)(d)		5,510	5,385,861
Series 2018-G, Class C, 5.25%, 06/25/57		14,270	13,661,323
Series 2019-A, Class A, 3.75%, 08/25/57(c)		43,038	42,948,512
Series 2019-A, Class B, 5.25%, 08/25/57(c)		4,203	4,116,864
Series 2019-A, Class C, 0.00%, 08/25/57		10,864	8,394,064
Series 2019-B, Class A, 3.75%, 01/25/59(c)		69,736	69,575,232
Series 2019-B, Class B, 5.25%, 01/25/59(c)		6,949	6,807,569
Series 2019-B, Class C, 0.00%, 01/25/59		17,873	14,327,093
ALM VII R-2 Ltd., Series 2013-7R2A, Class CR2, (LIBOR USD 3 Month + 3.00%), 5.79%, 10/15/27(a)(b)		1,750	1,723,068
ALM XVII Ltd.(a)(b):
Series 2015-17A, Class A1AR, (LIBOR USD 3 Month + 0.93%), 3.72%, 01/15/28		250	248,738
Series 2015-17A, Class BR, (LIBOR USD 3 Month + 2.10%), 4.89%, 01/15/28		2,350	2,325,955
Series 2015-17A, Class CR, (LIBOR USD 3 Month + 2.80%), 5.59%, 01/15/28		2,530	2,470,328
American Homes 4 Rent, Series 2015-SFR1, Class XS, 0.00%, 04/17/52(a)(c)		23,217	232
American Homes 4 Rent Trust, Series 2014-SFR2, Class E, 6.23%, 10/17/36(a)		8,624	9,453,606
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (LIBOR USD 1 Month + 0.48%), 2.97%, 05/25/35(b)		9,113	8,064,704
B2R Mortgage Trust(a):
Series 2015-1, Class A1, 2.52%, 05/15/48		1,004	996,923
Series 2015-2, Class A, 3.34%, 11/15/48		2,590	2,585,143
Series 2015-2, Class XA, 2.29%, 11/15/48(c)		31,246	937,373
BankAmerica Manufactured Housing Contract Trust(c):
Series 1997-2, Class B1, 7.07%, 02/10/22		4,500	3,655,011
Series 1998-2, Class B1, 7.93%, 12/10/25		8,475	5,237,336
Bayview Financial Revolving Asset Trust(a)(b):
Series 2004-B, Class A1, (LIBOR USD 1 Month + 1.00%), 3.50%, 05/28/39		30,061	26,106,548
Series 2004-B, Class A2, (LIBOR USD 1 Month + 1.30%), 3.80%, 05/28/39		1,666	1,325,352
Series 2005-A, Class A1, (LIBOR USD 1 Month + 1.00%), 3.50%, 02/28/40		7,465	7,200,561
Series 2005-E, Class A1, (LIBOR USD 1 Month + 1.00%), 3.50%, 12/28/40		3,577	3,359,984

Security		Par (000)	Value

United States (continued)
BCMSC Trust(c):
Series 2000-A, Class A2, 7.58%, 06/15/30	USD	7,777	$2,577,288
Series 2000-A, Class A3, 7.83%, 06/15/30		7,219	2,473,105
Series 2000-A, Class A4, 8.29%, 06/15/30		12,361	4,483,366
Bear Stearns Asset-Backed Securities I Trust(b):
Series 2004-HE7, Class M2, (LIBOR USD 1 Month + 1.73%), 4.21%, 08/25/34		657	653,454
Series 2006-EC2, Class M2, (LIBOR USD 1 Month + 0.63%), 3.12%, 02/25/36		2,709	2,692,177
Series 2006-HE1, Class 1M4, (LIBOR USD 1 Month + 0.68%), 3.17%, 12/25/35		5,055	6,018,485
Series 2006-HE7, Class 1A2, (LIBOR USD 1 Month + 0.17%), 2.66%, 09/25/36		6,594	7,587,999
Series 2007-FS1, Class 1A3, (LIBOR USD 1 Month + 0.17%), 2.66%, 05/25/35		5,301	5,575,664
Series 2007-HE1, Class 21A2, (LIBOR USD 1 Month + 0.16%), 2.65%, 01/25/37		3,166	3,104,098
Series 2007-HE2, Class 1A4, (LIBOR USD 1 Month + 0.32%), 2.81%, 03/25/37		2,867	2,041,742
Series 2007-HE2, Class 22A, (LIBOR USD 1 Month + 0.14%), 2.63%, 03/25/37		4,446	4,373,286
Series 2007-HE2, Class 23A, (LIBOR USD 1 Month + 0.14%), 2.63%, 03/25/37		8,277	8,508,843
Series 2007-HE3, Class 1A3, (LIBOR USD 1 Month + 0.25%), 2.74%, 04/25/37		2,971	3,127,723
Series 2007-HE3, Class 1A4, (LIBOR USD 1 Month + 0.35%), 2.84%, 04/25/37		18,809	15,789,617
Bear Stearns Asset-Backed Securities Trust, Series 2005-4, Class M2, (LIBOR USD 1 Month + 1.20%), 3.69%, 01/25/36(b)		544	542,380
Bear Stearns Second Lien Trust, Series 2007-SV1A, Class M1, (LIBOR USD 1 Month + 1.20%), 3.69%, 01/25/36(a)(b)		644	641,987
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-4X, Class INC, 0.00%, 01/20/29(c)		2,508	1,688,095
Series 2013-2A, Class AR, (LIBOR USD 3 Month + 0.89%), 3.67%, 01/18/29(a)(b)		3,630	3,599,997
Carrington Mortgage Loan Trust(b):
Series 2006-FRE1, Class A4, (LIBOR USD 1 Month + 0.25%), 2.74%, 04/25/36		9,244	7,666,389
Series 2006-FRE2, Class A2, (LIBOR USD 1 Month + 0.12%), 2.61%, 10/25/36		3,641	2,742,628
Series 2006-FRE2, Class A3, (LIBOR USD 1 Month + 0.16%), 2.65%, 10/25/36		10,005	7,571,522
Series 2006-FRE2, Class A5, (LIBOR USD 1 Month + 0.08%), 2.57%, 03/25/35		4,271	3,202,094
Series 2006-NC1, Class M2, (LIBOR USD 1 Month + 0.42%), 2.91%, 01/25/36		1,620	1,244,153
Series 2006-NC3, Class A4, (LIBOR USD 1 Month + 0.24%), 2.73%, 08/25/36		9,267	6,994,811
Series 2006-NC4, Class A3, (LIBOR USD 1 Month + 0.16%), 2.65%, 10/25/36		3,177	2,970,648
Series 2006-NC5, Class A3, (LIBOR USD 1 Month + 0.15%), 2.64%, 01/25/37		1,372	1,097,514
Series 2007-RFC1, Class A4, (LIBOR USD 1 Month + 0.22%), 2.71%, 10/25/36		5,940	4,046,791
C-BASS Trust:
Series 2006-CB7, Class A4, (LIBOR USD 1 Month + 0.16%), 2.65%, 10/25/36(b)		1,900	1,443,248
Series 2007-CB1, Class AF4, 3.57%, 01/25/37(e)		1,247	550,641
Citicorp Residential Mortgage Trust, Series 2007-2, Class M1, 5.12%, 06/25/37(e)		7,650	7,184,758

11

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Citigroup Mortgage Loan Trust(b):
Series 2007-AHL2, Class A3B, (LIBOR USD 1 Month + 0.20%), 2.69%, 05/25/37	USD	19,545	$14,255,981
Series 2007-AHL2, Class A3C, (LIBOR USD 1 Month + 0.27%), 2.76%, 05/25/37		8,878	6,534,078
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH4, Class M3, (LIBOR USD 1 Month + 0.32%), 2.81%, 11/25/36(b)		7,880	6,757,623
Conseco Finance Corp.:
Series 1996-10, Class B1, 7.24%, 11/15/28(c)		3,696	3,048,070
Series 1997-3, Class M1, 7.53%, 03/15/28(c)		6,271	6,216,414
Series 1997-6, Class M1, 7.21%, 01/15/29(c)		4,722	4,705,605
Series 1998-4, Class M1, 6.83%, 04/01/30(c)		1,011	904,405
Series 1998-6, Class M1, 6.63%, 06/01/30(c)		3,026	2,818,980
Series 1998-8, Class A1, 6.28%, 09/01/30		3,555	3,745,819
Series 1998-8, Class M1, 6.98%, 09/01/30(c)		7,498	6,457,595
Series 1999-5, Class A5, 7.86%, 03/01/30(c)		4,781	3,349,900
Series 1999-5, Class A6, 7.50%, 03/01/30(c)		3,500	2,374,010
Conseco Finance Securitizations Corp.:
Series 2000-1, Class A5, 8.06%, 09/01/29(c)		4,636	2,090,267
Series 2000-4, Class A5, 7.97%, 05/01/32		16,332	6,934,068
Series 2000-4, Class A6, 8.31%, 05/01/32(c)		5,767	2,550,953
Series 2000-5, Class A6, 7.96%, 05/01/31		6,887	3,920,195
Series 2000-5, Class A7, 8.20%, 05/01/31		12,541	7,333,611
Countrywide Asset-Backed Certificates, Series 2006-S3, Class A4, 6.66%, 01/25/29(e)		1,580	1,667,701
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B, 2.50%, 01/25/30(a)		6,417	6,123,194
Credit-Based Asset Servicing & Securitization LLC:
Series 2006-CB2, Class AF4, 3.44%, 12/25/36(e)		1,464	1,318,372
Series 2006-MH1, Class B1, 6.25%, 10/25/36(a)(e)		2,397	2,399,779
Series 2006-SL1, Class A2, 6.06%, 09/25/36(a)(e)		13,556	2,093,946
Series 2007-CB6, Class A4, (LIBOR USD 1 Month + 0.34%), 2.83%, 07/25/37(a)(b)		2,275	1,532,616
Series 2007-RP1, Class A, (LIBOR USD 1 Month + 0.31%), 2.80%, 05/25/46(a)(b)		4,962	4,323,009
CSMC Trust, Series 2017-1, Class A, 4.50%, 03/25/21(c)		13,363	13,408,940
CWABS Asset-Backed Certificates Trust:
Series 2005-16, Class 1AF, 5.69%, 05/25/36(c)		10,646	10,332,602
Series 2005-16, Class 2AF3, 5.67%, 05/25/36(c)		2,386	2,402,150
Series 2005-17, Class 1AF4, 6.05%, 05/25/36(e)		7,504	7,320,093
Series 2006-11, Class 3AV2, (LIBOR USD 1 Month + 0.16%), 2.65%, 09/25/46(b)		843	828,384
CWABS Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, (LIBOR USD 1 Month + 0.27%), 2.76%, 03/15/34(b)		778	738,321
CWHEQ Home Equity Loan Trust:
Series 2006-S2, Class A3, 5.84%, 07/25/27		355	604,120
Series 2006-S5, Class A4, 5.84%, 06/25/35		10	32,727
Series 2006-S5, Class A5, 6.16%, 06/25/35		2,778	2,956,022
CWHEQ Revolving Home Equity Loan Resuritization Trust(a)(b):
Series 2006-RES, Class 4Q1B, (LIBOR USD 1 Month + 0.30%), 2.78%, 12/15/33		83	77,109
Series 2006-RES, Class 5B1A, (LIBOR USD 1 Month + 0.19%), 2.68%, 05/15/35		1,280	1,196,902

Security		Par (000)	Value

United States (continued)
Series 2006-RES, Class 5B1B, (LIBOR USD 1 Month + 0.19%), 2.68%, 05/15/35(d)	USD	889	$857,934
Series 2006-RES, Class 5F1A, (LIBOR USD 1 Month + 0.24%), 2.73%, 12/15/35		3,098	3,040,344
CWHEQ Revolving Home Equity Loan Trust(b):
Series 2005-B, Class 2A, (LIBOR USD 1 Month + 0.18%), 2.67%, 05/15/35		2,927	2,822,721
Series 2006-C, Class 2A, (LIBOR USD 1 Month + 0.18%), 2.67%, 05/15/36		10,031	9,666,243
Series 2006-H, Class 1A, (LIBOR USD 1 Month + 0.15%), 2.64%, 11/15/36		5,599	4,580,925
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44(a)		37,967	39,520,431
Dorchester Park CLO Ltd.(a)(b):
Series 2015-1A, Class BR, (LIBOR USD 3 Month + 1.45%), 4.21%, 04/20/28		4,243	4,196,414
Series 2015-1A, Class CR, (LIBOR USD 3 Month + 1.75%), 4.51%, 04/20/28		1,860	1,807,648
FCI Funding LLC, Series 2019-1A, Class A, 3.63%, 02/18/31(a)		38,245	38,238,456
Finance of America Structured Securities Trust, Series 2018-HB1, Class M5, 6.00%, 09/25/28(a)(c)(d)		3,915	3,837,875
First Franklin Mortgage Loan Trust(b):
Series 2004-FFH3, Class M3, (LIBOR USD 1 Month + 1.05%), 3.54%, 10/25/34		2,818	2,526,738
Series 2006-FF16, Class 2A4, (LIBOR USD 1 Month + 0.21%), 2.70%, 12/25/36		7,151	4,179,891
Fremont Home Loan Trust(b):
Series 2006-3, Class 1A1, (LIBOR USD 1 Month + 0.14%), 2.63%, 02/25/37		19,155	14,630,856
Series 2006-3, Class 2A3, (LIBOR USD 1 Month + 0.17%), 2.66%, 02/25/37		7,212	3,636,106
GAM Resecuritization Trust, Series 2018-B, Class A1, (US Prime Rate - 2.00%), 3.50%, 08/27/51(a)(b)		17,909	17,550,439
GE-WMC Asset-Backed Pass-Through, Series 2005-2, Class M1, (LIBOR USD 1 Month + 0.44%), 2.93%, 12/25/35(b)		13,451	7,768,363
GE-WMC Asset-Backed Pass-Through Certificates, Series 2005-2, Class A2C, (LIBOR USD 1 Month + 0.25%), 2.74%, 12/25/35(b)		1,212	1,206,195
Greenpoint Manufactured Housing(c):
Series 1999-5, Class M1B, 8.29%, 12/15/29		3,550	3,748,830
Series 1999-5, Class M2, 9.23%, 12/15/29		4,076	3,351,116
GSAA Home Equity Trust, Series 2007-2, Class AF3, 5.92%, 03/25/37(c)		1,682	573,916
GSAMP Trust(b):
Series 2007-H1, Class A1B, (LIBOR USD 1 Month + 0.20%), 2.69%, 01/25/47		4,327	2,680,892
Series 2007-HS1, Class M6, (LIBOR USD 1 Month + 2.25%), 4.74%, 02/25/47		3,414	3,460,722
Home Equity Asset Trust, Series 2007-1, Class 2A3, (LIBOR USD 1 Month + 0.15%), 2.64%, 05/25/37(b)		6,615	5,428,204
Home Equity Mortgage Loan Asset-Backed Trust(b):
Series 2004-A, Class M2, (LIBOR USD 1 Month + 2.03%), 4.51%, 07/25/34		1,938	1,920,584
Series 2007-A, Class 2A2, (LIBOR USD 1 Month + 0.19%), 2.68%, 04/25/37		5,757	4,228,098
Series 2007-B, Class 2A3, (LIBOR USD 1 Month + 0.20%), 2.69%, 07/25/37		8,948	5,882,829

12

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)		Value

United States (continued)
Home Equity Mortgage Trust, Series 2006-2, Class 1A1, 5.87%, 07/25/36(e)	USD	10,910		$3,518,926
Home Loan Mortgage Loan Trust, Series 2005-1, Class A3, (LIBOR USD 1 Month + 0.72%), 3.20%, 04/15/36(b)		5,609		5,165,645
Home Partners of America Trust, Series 2016-2, Class A, (LIBOR USD 1 Month + 1.15%), 3.63%, 10/17/33(a)(b)		2,242		2,237,881
Invitation Homes Trust(a)(b):
Series 2018-SFR1, Class E, (LIBOR USD 1 Month + 2.00%), 4.48%, 03/17/37		1,084		1,079,820
Series 2018-SFR1, Class F, (LIBOR USD 1 Month + 2.50%), 4.98%, 03/17/37		3,510		3,500,786
Series 2018-SFR3, Class A, (LIBOR USD 1 Month + 1.00%), 3.48%, 07/17/37		7,851		7,835,435
Series 2018-SFR3, Class E, (LIBOR USD 1 Month + 2.00%), 4.48%, 07/17/37		6,617		6,606,200
Irwin Home Equity Loan Trust(a):
Series 2006-3, Class 2A3, 6.53%, 09/25/37(e)		1,881		1,838,350
Series 2006-P1, Class 1A, (LIBOR USD 1 Month + 0.28%), 2.77%, 12/25/36(b)		358		341,459
JPMorgan Mortgage Acquisition Trust, Series 2006-CW1, Class M1, (LIBOR USD 1 Month + 0.27%), 2.76%, 05/25/36(b)		3,380		3,244,379
Legacy Mortgage Asset Trust(a):
Series 2019-GS2, Class A1, 3.75%, 01/25/59(e)		6,980		6,984,580
Series 2019-SL1, Class A, 4.00%, 12/28/54(c)		29,840		29,832,406
Lehman ABS Manufactured Housing Contract Trust:
Series 2001-B, Class M1, 6.63%, 04/15/40(c)		19,863		20,774,017
Series 2002-A, Class C, 0.00%, 06/15/33		1,345		1,065,302
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, (LIBOR USD 1 Month + 0.09%), 2.58%, 06/25/37(a)(b)		1,442		1,023,462
Lendmark Funding Trust(a):
Series 2017-1A, Class A, 2.83%, 12/22/25		45,440		45,049,489
Series 2017-1A, Class B, 3.77%, 12/22/25		2,200		2,202,093
Series 2017-2A, Class A, 2.80%, 05/20/26		54,546		54,195,487
Series 2017-2A, Class B, 3.38%, 05/20/26		1,840		1,830,279
Series 2017-2A, Class C, 4.33%, 05/20/26		500		499,848
Series 2018-1A, Class A, 3.81%, 12/21/26		3,733		3,782,014
Litigation Fee Residual Funding LLC, Series 2015-1, Class A, 4.00%, 10/30/27(d)		16,360		16,291,980
Long Beach Mortgage Loan Trust(b):
Series 2006-10, Class 2A2, (LIBOR USD 1 Month + 0.11%), 2.60%, 11/25/36		1,610		711,331
Series 2006-10, Class 2A3, (LIBOR USD 1 Month + 0.16%), 2.65%, 11/25/36		16,447		7,325,495
Series 2006-10, Class 2A4, (LIBOR USD 1 Month + 0.22%), 2.71%, 11/25/36		8,807		3,961,486
Series 2006-2, Class 1A, (LIBOR USD 1 Month + 0.18%), 2.67%, 03/25/46		18,134		14,534,339
Series 2006-2, Class 2A3, (LIBOR USD 1 Month + 0.19%), 2.68%, 03/25/46		—	(f)	—
Series 2006-3, Class 2A3, (LIBOR USD 1 Month + 0.18%), 2.67%, 05/25/46		12,945		5,104,421
Series 2006-3, Class 2A4, (LIBOR USD 1 Month + 0.27%), 2.76%, 05/25/46		4,541		1,830,948
Series 2006-4, Class 2A3, (LIBOR USD 1 Month + 0.16%), 2.65%, 05/25/36		28,778		12,744,743
Series 2006-4, Class 2A4, (LIBOR USD 1 Month + 0.26%), 2.75%, 05/25/36		6,651		3,008,455

Security		Par (000)	Value

United States (continued)
Series 2006-5, Class 2A3, (LIBOR USD 1 Month + 0.15%), 2.64%, 06/25/36	USD	11,010	$6,028,090
Series 2006-7, Class 2A3, (LIBOR USD 1 Month + 0.16%), 2.65%, 08/25/36		17,960	9,363,775
Series 2006-8, Class 2A3, (LIBOR USD 1 Month + 0.16%), 2.65%, 09/25/36		8,037	3,073,953
Series 2006-9, Class 2A2, (LIBOR USD 1 Month + 0.11%), 2.60%, 10/25/36		4,291	1,821,122
Series 2006-9, Class 2A3, (LIBOR USD 1 Month + 0.16%), 2.65%, 10/25/36		30,184	12,908,409
Series 2006-9, Class 2A4, (LIBOR USD 1 Month + 0.23%), 2.72%, 10/25/36		5,738	2,478,842
Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class B2, (LIBOR USD 1 Month + 3.25%), 5.74%, 03/25/32(b)		4,980	5,075,700
MASTR Asset-Backed Securities Trust(b):
Series 2006-AM2, Class A4, (LIBOR USD 1 Month + 0.26%), 2.75%, 06/25/36(a)		6,002	5,364,331
Series 2006-HE2, Class A3, (LIBOR USD 1 Month + 0.15%), 2.64%, 06/25/36		5,170	2,791,371
Series 2007-HE1, Class A4, (LIBOR USD 1 Month + 0.28%), 2.77%, 05/25/37		5,000	4,280,118
MASTR Specialized Loan Trust, Series 2006-3, Class A, (LIBOR USD 1 Month + 0.26%), 2.75%, 06/25/46(a)(b)		1,984	1,868,452
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C, (LIBOR USD 1 Month + 0.24%), 2.73%, 05/25/37(b)		5,545	3,673,366
Merrill Lynch Mortgage Investors Trust(b):
Series 2006-OPT1, Class M1, (LIBOR USD 1 Month + 0.26%), 2.75%, 08/25/37		1,216	569,364
Series 2006-RM3, Class A2B, (LIBOR USD 1 Month + 0.09%), 2.58%, 06/25/37		3,165	943,655
Mill City Solar Loan Ltd., Series 2019-1A, Class A, 4.34%, 03/20/43(a)(d)		22,230	22,221,108
Morgan Stanley ABS Capital I, Inc. Trust(b):
Series 2005-HE5, Class M4, (LIBOR USD 1 Month + 0.87%), 3.36%, 09/25/35		10,906	4,714,495
Series 2007-NC1, Class A1, (LIBOR USD 1 Month + 0.13%), 2.62%, 11/25/36		36,322	21,246,649
Morgan Stanley Mortgage Loan Trust, Series 2007-9SL, Class A, (LIBOR USD 1 Month + 0.32%), 2.81%, 07/25/37(b)		3,674	3,488,986
Mosaic Solar Loan Trust(a):
Series 2018-2GS, Class A, 4.20%, 02/22/44		15,576	15,781,596
Series 2019-1A, Class A, 4.37%, 12/21/43		33,813	34,439,963
Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV3, (LIBOR USD 1 Month + 0.18%), 2.67%, 06/25/37(b)		702	698,249
Navient Private Education Loan Trust(a):
Series 2014-AA, Class B, 3.50%, 08/15/44		14,970	14,937,232
Series 2014-CTA, Class B, (LIBOR USD 1 Month + 1.75%), 4.23%, 10/17/44(b)		21,595	21,825,779
Series 2015-AA, Class B, 3.50%, 12/15/44		10,722	10,574,803
Series 2015-BA, Class A3, (LIBOR USD 1 Month + 1.45%), 3.93%, 07/16/40(b)		3,100	3,124,428
Series 2015-CA, Class B, 3.25%, 05/15/40		4,633	4,633,252
Navient Private Education Refi Loan Trust(a):
Series 2018-DA, Class A2A, 4.00%, 12/15/59		21,270	22,067,902
Series 2019-A, Class A2A, 3.42%, 01/15/43		41,110	41,684,212
Navient Student Loan Trust(a):
Series 2018-EA, Class A2, 4.00%, 12/15/59		14,010	14,576,204
Series 2019-BA, Class A2A, 3.39%, 12/15/59		19,210	19,208,848

13

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Nomura Asset Acceptance Corp., Series 2006-S5, Class A1, (LIBOR USD 1 Month + 0.40%), 2.89%, 10/25/36(a)(b)	USD	475	$425,780
Oakwood Mortgage Investors, Inc.(c):
Series 2001-D, Class A2, 5.26%, 01/15/19		2,551	1,882,795
Series 2001-D, Class A4, 6.93%, 09/15/31		2,086	1,752,827
OneMain Financial Issuance Trust(a):
Series 2015-1A, Class C, 5.12%, 03/18/26		11,400	11,515,020
Series 2015-2A, Class C, 4.32%, 07/18/25		26,311	26,356,353
Series 2016-1A, Class B, 4.57%, 02/20/29		2,740	2,777,791
Series 2016-2A, Class B, 5.94%, 03/20/28		603	607,959
Series 2019-1A, Class B, 3.79%, 02/14/31		8,900	8,985,948
Option One Mortgage Loan Trust:
Series 2006-3, Class 1A1, (LIBOR USD 1 Month + 0.14%), 2.63%, 02/25/37(b)		2,441	1,767,509
Series 2007-CP1, Class 2A3, (LIBOR USD 1 Month + 0.21%), 2.70%, 03/25/37(b)		6,755	4,495,890
Series 2007-FXD1, Class 1A1, 5.87%, 01/25/37(e)		8,512	7,938,587
Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37(e)		20,775	19,420,704
Series 2007-FXD2, Class 1A1, 5.82%, 03/25/37(e)		34,247	33,889,239
Origen Manufactured Housing Contract Trust:
Series 2001-A, Class M1, 7.82%, 03/15/32(c)		4,650	4,582,397
Series 2007-B, Class A1, (LIBOR USD 1 Month + 1.20%), 3.68%, 10/15/37(a)(b)(d)		6,456	6,297,452
Ownit Mortgage Loan Trust, Series 2006-2, Class A2C, 6.00%, 01/25/37(e)		5,324	4,895,004
Progress Residential Trust(a):
Series 2015-SFR2, Class A, 2.74%, 06/12/32		9,686	9,621,140
Series 2015-SFR3, Class F, 6.64%, 11/12/32		2,110	2,143,369
Series 2016-SFR2, Class E, (LIBOR USD 1 Month + 3.55%), 6.03%, 01/17/34(b)		2,476	2,480,256
Series 2017-SFR1, Class A, 2.77%, 08/17/34		7,017	6,956,367
Series 2018-SFR1, Class F, 4.78%, 03/17/35		4,287	4,284,106
Series 2018-SFR2, Class E, 4.66%, 08/17/35		2,350	2,388,132
Series 2018-SFR2, Class F, 4.95%, 08/17/35		2,873	2,885,476
PRPM LLC, Series 2017-1A, Class A1, 4.25%, 01/25/22(a)(e)		557	561,129
RAMP Trust, Series 2007-RS1, Class A3, (LIBOR USD 1 Month + 0.17%), 2.66%, 02/25/37(b)		5,547	2,825,300
SACO I Trust, Series 2006-9, Class A1, (LIBOR USD 1 Month + 0.30%), 2.79%, 08/25/36(b)		2,002	1,954,147
Saxon Asset Securities Trust, Series 2007-1, Class M1, (LIBOR USD 1 Month + 0.29%), 2.78%, 01/25/47(b)		3,418	2,212,089
Securitized Asset-Backed Receivables LLC Trust(b):
Series 2006-WM4, Class A1, (LIBOR USD 1 Month + 0.19%), 2.68%, 11/25/36(a)		7,832	4,570,797
Series 2006-WM4, Class A2A, (LIBOR USD 1 Month + 0.08%), 2.57%, 11/25/36		3,705	1,413,230
Series 2006-WM4, Class A2C, (LIBOR USD 1 Month + 0.16%), 2.65%, 11/25/36		11,090	4,282,716
Security National Mortgage Loan Trust, Series 2007-1A, Class 2A, (LIBOR USD 1 Month + 0.35%), 2.84%, 04/25/37(a)(b)		2,121	2,089,251
SG Mortgage Securities Trust(b):
Series 2006-FRE2, Class A2C, (LIBOR USD 1 Month + 0.16%), 2.65%, 07/25/36		2,650	803,335
Series 2006-OPT2, Class A3D, (LIBOR USD 1 Month + 0.21%), 2.70%, 10/25/36		4,623	3,663,972

Security		Par (000)	Value

United States (continued)
SLM Private Credit Student Loan Trust(b):
Series 2004-A, Class A3, (LIBOR USD 3 Month + 0.40%), 3.01%, 06/15/33	USD	19,725	$19,487,369
Series 2004-B, Class A3, (LIBOR USD 3 Month + 0.33%), 2.94%, 03/15/24		24,670	24,470,921
Series 2004-B, Class B, (LIBOR USD 3 Month + 0.47%), 3.08%, 09/15/33		3,304	3,272,012
Series 2005-A, Class A4, (LIBOR USD 3 Month + 0.31%), 2.92%, 12/15/38		12,330	11,929,194
Series 2005-B, Class A4, (LIBOR USD 3 Month + 0.33%), 2.94%, 06/15/39		16,473	16,074,047
Series 2005-B, Class B, (LIBOR USD 3 Month + 0.40%), 3.01%, 06/15/39		10,517	10,306,862
Series 2006-B, Class A5, (LIBOR USD 3 Month + 0.27%), 2.88%, 12/15/39		2,639	2,581,362
Series 2006-BW, Class A5, (LIBOR USD 3 Month + 0.20%), 2.81%, 12/15/39		2,689	2,633,115
SLM Private Education Loan Trust(a):
Series 2013-B, Class B, 3.00%, 05/16/44		15,415	15,381,958
Series 2013-C, Class B, 3.50%, 06/15/44		19,840	19,812,135
Series 2014-A, Class B, 3.50%, 11/15/44		16,505	16,563,675
SMB Private Education Loan Trust(a):
Series 2015-B, Class B, 3.50%, 12/17/40		10,350	10,402,174
Series 2015-C, Class B, 3.50%, 09/15/43		6,210	6,238,099
Series 2017-B, Class A2A, 2.82%, 10/15/35		30,430	30,095,857
Series 2017-B, Class A2B, (LIBOR USD 1 Month + 0.75%), 3.23%, 10/15/35(b)		3,340	3,340,646
Series 2018-A, Class A2B, (LIBOR USD 1 Month + 0.80%), 3.28%, 02/15/36(b)		15,740	15,717,832
Series 2019-A, Class A2A, 3.44%, 07/15/36		11,570	11,742,923
SoFi Professional Loan Program LLC(a):
Series 2019-A, Class A2FX, 3.69%, 06/15/48		35,380	36,358,391
Series 2019-B, Class A2FX, 3.09%, 08/17/48		9,740	9,739,452
SoFi Professional Loan Program Trust(a):
Series 2018-C, Class A2FX, 3.59%, 01/25/48		13,930	14,214,122
Series 2018-D, Class A2FX, 3.60%, 02/25/48		16,233	16,612,032
Soundview Home Loan Trust, Series 2004-WMC1, Class M2, (LIBOR USD 1 Month + 0.80%), 3.28%, 01/25/35(b)		175	168,113
SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 04/25/29(a)		28,339	28,302,467
Springleaf Funding Trust(a):
Series 2015-AA, Class B, 3.62%, 11/15/24		29,600	29,609,898
Series 2016-AA, Class B, 3.80%, 11/15/29		1,660	1,663,639
Series 2017-AA, Class A, 2.68%, 07/15/30		6,016	5,968,069
Stanwich Mortgage Loan Co. LLC, Series 2017-NPB1, Class A1, 3.60%, 05/17/22(a)(d)(e)		23,604	23,523,970
Thayer Park CLO Ltd., Series 2017-1A, Class D, (LIBOR USD 3 Month + 6.10%), 8.86%, 04/20/29(a)(b)		805	775,621
Towd Point Mortgage Trust(a)(c)(d):
Series 2019-SJ2, Class A2, 4.25%, 11/25/58		8,100	8,148,443
Series 2019-SJ2, Class M1, 4.50%, 11/25/58		20,440	20,574,166
Tricon American Homes Trust(a):
Series 2017-SFR2, Class F, 5.10%, 01/17/36		5,382	5,419,801
Series 2018-SFR1, Class E, 4.56%, 05/17/37		2,360	2,361,810
Series 2018-SFR1, Class F, 4.96%, 05/17/37		1,630	1,627,011
Velocity Commercial Capital Loan Trust:
Series 2016-2, Class M1, 3.66%, 10/25/46(c)		1,094	1,103,664
Series 2016-2, Class M2, 4.46%, 10/25/46(c)		589	592,972
Series 2017-1, Class M2, (LIBOR USD 1 Month + 0.00%), 4.45%, 05/25/47(a)		1,110	1,104,085
Series 2017-1, Class M3, (LIBOR USD 1 Month + 0.00%), 5.35%, 05/25/47(a)		1,110	1,121,213

14

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Vericrest Opportunity Loan Trust(a)(e):
Series 2019-NPL2, Class A1, 3.97%, 02/25/49	USD	4,165	$4,170,196
Series 2019-NPL3, Class A1, 3.97%, 03/25/49		24,680	24,706,921
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE2A, Class A, (LIBOR USD 1 Month + 0.13%), 2.62%, 07/25/37(a)(b)		7,990	7,633,259
WaMu Asset-Backed Certificates Trust(b):
Series 2007-HE2, Class 2A3, (LIBOR USD 1 Month + 0.25%), 2.74%, 04/25/37		25,901	13,181,349
Series 2007-HE2, Class 2A4, (LIBOR USD 1 Month + 0.36%), 2.85%, 04/25/37		2,776	1,431,223
Washington Mutual Asset-Backed CertificatesTrust(b):
Series 2006-HE4, Class 2A2, (LIBOR USD 1 Month + 0.18%), 2.67%, 09/25/36		16,738	7,813,008
Series 2006-HE5, Class 1A, (LIBOR USD 1 Month + 0.16%), 2.64%, 10/25/36		6,407	5,160,048
Series 2006-HE5, Class 2A2, (LIBOR USD 1 Month + 0.18%), 2.67%, 10/25/36		21,301	10,282,581
Series 2007-HE2, Class 2A2, (LIBOR USD 1 Month + 0.22%), 2.71%, 02/25/37		15,795	6,894,187
World Financial Network Credit Card Master Trust, Series 2012-D, Class B, 3.34%, 04/17/23		4,080	4,081,092
Yale Mortgage Loan Trust, Series 2007-1, Class A, (LIBOR USD 1 Month + 0.40%), 2.89%, 06/25/37(a)(b)		6,813	2,814,731

			2,254,613,219

Total Asset-Backed Securities — 14.0% (Cost: $4,717,971,272)			4,636,331,921

		Shares

Common Stocks — 1.2%

Canada — 0.0%
Northern Graphite Corp.(g)		435,208	55,364

Germany — 0.1%
Aroundtown SA		124,822	1,029,600
Daimler AG (Registered)		431,845	25,342,082

			26,371,682

Italy — 0.0%
UniCredit SpA		521,200	6,695,074

Netherlands — 0.1%
Altice Europe NV, Class A(g)(h)		331,230	870,333
ING Groep NV		393,400	4,766,945
NXP Semiconductors NV		144,300	12,754,677

			18,391,955

United States — 1.0%
AbbVie, Inc.		61,815	4,981,671
Altice USA, Inc., Class A		1,004,957	21,586,476
AT&T, Inc.		14,858	465,947
Biogen, Inc.(g)		16,241	3,839,048
BorgWarner, Inc.		136,705	5,250,839
Caesars Entertainment Corp.(g)		769,949	6,690,857
Centennial Resource Development, Inc., Class A(g)		112,600	989,754
Century Communities, Inc.(g)		199,551	4,783,237
CVS Health Corp.		188,165	10,147,738
Delta Air Lines, Inc.		549,326	28,372,688
Diamondback Energy, Inc.		224,015	22,744,243

Security		Shares	Value

United States (continued)
DR Horton, Inc.		599,398	$24,803,089
Everi Holdings, Inc.(g)		138,121	1,453,033
FedEx Corp.		127,200	23,075,352
Golden Entertainment, Inc.(g)		96,416	1,365,251
International Game Technology plc		111,614	1,449,866
JPMorgan Chase & Co.		198,300	20,073,909
Leisure Acquisition Corp.(g)		320,771	3,287,903
Lennar Corp., Class A		423,716	20,800,218
Liberty Oilfield Services, Inc., Class A		306,493	4,716,927
Lions Gate Entertainment Corp., Class A		472,500	7,389,900
Lyft, Inc., Class A(g)		5,404	423,079
M/I Homes, Inc.(g)		199,269	5,304,541
Matador Resources Co.(g)		164,430	3,178,432
Microchip Technology, Inc.		72,810	6,040,318
Micron Technology, Inc.(g)		248,159	10,256,411
Mohawk Industries, Inc.(g)		28,300	3,570,045
PACCAR, Inc.		88,161	6,007,291
Packaging Corp. of America		59,437	5,906,849
Platinum Eagle Lockup(g)(h)		600,288	5,702,736
PulteGroup, Inc.		458,964	12,832,633
Pure Acquisition Corp.(g)		223,516	2,299,493
Scientific Games Corp., Class A(g)		42,977	877,590
Sentinel Energy Services, Inc., Class A(g)(ab)		1,142,538	11,516,783
Sunoco LP		360,151	11,222,305
Target Hospitality Corp.(g)		68,436	650,142
Taylor Morrison Home Corp., Class A(g)		525,097	9,320,472
Texas Instruments, Inc.		56,500	5,992,955
Toll Brothers, Inc.		131,200	4,749,440
Vantage Drilling Co.(g)		1,556,671	19,536
Vistra Energy Corp.		118,070	3,073,362
Westrock Co.		131,213	5,032,019
William Lyon Homes, Class A(g)		239,556	3,681,976

			335,926,354

Total Common Stocks — 1.2% (Cost: $393,770,309)			387,440,429

		Par (000)

Corporate Bonds — 38.1%

Argentina — 0.2%
Banco Hipotecario SA, (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 4.00%), 45.44%, 11/07/22(a)(b)	ARS	360,060	$7,886,280
Generacion Mediterranea SA, 9.63%, 07/27/23(a)	USD	10,000	8,500,000
Stoneway Capital Corp.:
10.00%, 03/01/27(a)		23,138	22,154,276
10.00%, 03/01/27		10,177	9,744,337
Tarjeta Naranja SA, (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.50%), 17.74%, 04/11/22(a)(b)		16,330	5,937,807

			54,222,700

Australia — 0.3%
BHP Billiton Finance Ltd., (EUR Swap Annual 5 Year + 4.36%), 4.75%, 04/22/76(b)	EUR	4,945	5,983,884
Commonwealth Bank of Australia, 3.35%, 06/04/24(a)	USD	17,120	17,356,186
Cromwell SPV Finance Pty. Ltd., 2.50%, 03/29/25(j)	EUR	4,500	4,978,467
Newcastle Coal Infrastructure Group Pty. Ltd., 4.40%, 09/29/27	USD	1,011	939,829
Origin Energy Finance Ltd., (EUR Swap Annual 5 Year + 3.67%), 4.00%, 09/16/74(b)	EUR	4,216	4,794,430

15

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Australia (continued)
Pacific National Finance Pty. Ltd., 4.75%, 03/22/28	USD	12,000	$11,737,176
QBE Insurance Group Ltd., (USD Swap Semi 10 Year + 4.40%), 5.87%, 06/17/46(b)		2,817	2,874,568
Santos Finance Ltd.:
4.13%, 09/14/27		3,281	3,095,774
5.25%, 03/13/29		20,000	20,097,780
Westpac Banking Corp., 3.30%, 02/26/24		13,465	13,611,016

			85,469,110

Austria — 0.2%(b)
BAWAG Group AG:
(EUR Swap Annual 5 Year + 4.42%), 5.00%(k)	EUR	7,000	7,459,638
(EUR Swap Annual 5 Year + 2.30%), 2.38%, 03/26/29		14,400	16,076,375
Erste Group Bank AG(k):
(EUR Swap Annual 5 Year + 9.02%), 8.88%		17,400	22,238,541
(EUR Swap Annual 5 Year + 6.20%), 6.50%		2,000	2,470,250
(EUR Swap Annual 5 Year + 4.85%), 5.13%		9,800	10,907,887
Raiffeisen Bank International AG, (EUR Swap Annual 5 Year + 5.95%), 6.12%(k)		14,200	16,106,138

			75,258,829

Belgium — 0.5%
Anheuser-Busch InBev SA, (EURIBOR 3 Month + 0.75%), 0.44%, 03/17/20(b)		2,800	3,156,937
Anheuser-Busch InBev Worldwide, Inc.:
4.15%, 01/23/25	USD	32,355	33,715,985
4.75%, 01/23/29		51,953	55,350,613
5.55%, 01/23/49		35,968	39,476,611
4.75%, 04/15/58		11,040	10,521,414
KBC Group NV, 1.00%, 04/26/21	EUR	7,300	8,343,060
Solvay Finance SA(b)(k):
(EUR Swap Annual 5 Year + 4.89%), 5.12%		1,331	1,617,644
(EUR Swap Annual 5 Year + 3.70%), 5.42%		7,094	8,962,321
(EUR Swap Annual 5 Year + 5.22%), 5.87%		900	1,165,383
Solvay SA, (EUR Swap Annual 5 Year + 3.92%), 4.25%(b)(k)		500	601,074

			162,911,042

Brazil — 0.6%
Azul Investments LLP, 5.88%, 10/26/24(a)	USD	1,177	1,111,671
Eldorado Intl. Finance GmbH, 8.63%, 06/16/21(a)		10,000	10,428,850
Gol Finance, Inc., 7.00%, 01/31/25(a)		18,000	16,624,710
Itau Unibanco Holding SA(a)(b)(k):
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.98%), 6.13%		7,819	7,652,885
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 6.50%		4,821	4,767,993
Klabin Austria GmbH(a):
5.75%, 04/03/29		8,000	7,957,200
7.00%, 04/03/49		15,000	14,947,500
Klabin Finance SA, 4.88%, 09/19/27(a)		16,379	15,859,868
Marfrig Holdings Europe BV, 8.00%, 06/08/23(a)		8,000	8,240,000
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 12/01/21(a)		5,750	5,512,812
Odebrecht Offshore Drilling Finance Ltd.(a):
6.72%, 12/01/22		5,690	5,412,301
6.72% (6.72% Cash or 7.72% PIK), 12/01/26(l)		197	49,321
Odebrecht Oil & Gas Finance Ltd., 0.00%(a)(k)(m)		1,010	8,783
Oi SA, 10.00% (10.00% Cash or 4.00% PIK), 07/27/25(l)		12,000	12,642,000
Petrobras Global Finance BV:
6.13%, 01/17/22		1,976	2,089,620
8.75%, 05/23/26		15	17,723

Security		Par (000)	Value

Brazil (continued)
7.38%, 01/17/27	USD	15,000	$16,505,250
6.00%, 01/27/28		7,972	8,060,888
7.25%, 03/17/44		15,283	15,926,796
Rumo Luxembourg SARL, 5.88%, 01/18/25(a)		11,185	11,275,263
Suzano Austria GmbH, 6.00%, 01/15/29(a)		17,217	18,339,721
Vale Overseas Ltd., 4.38%, 01/11/22		8,000	8,144,240

			191,575,395

Canada — 0.7%
1011778 BC ULC, 4.63%, 01/15/22(a)		5,560	5,586,188
Air Canada Pass-Through Trust, Series 2015-2, Class B, 5.00%, 12/15/23(a)		11,707	11,976,228
Bank of Montreal, 0.25%, 11/17/21	EUR	22,490	25,400,365
Bombardier, Inc.(a):
8.75%, 12/01/21	USD	4,860	5,370,300
6.00%, 10/15/22		1,950	1,967,063
6.13%, 01/15/23		2,940	2,980,425
Brookfield Residential Properties, Inc.(a):
6.50%, 12/15/20		9,700	9,700,000
6.13%, 07/01/22		1,254	1,260,270
Canbriam Energy, Inc., 9.75%, 11/15/19(a)		29,906	24,223,860
Enbridge, Inc., 4.00%, 10/01/23		10,361	10,730,727
Hammerhead Resources, Inc., Series AI, 9.00%, 07/10/22		41,000	37,515,000
Largo Resources Ltd., 9.25%, 06/01/21(a)		1,796	1,883,555
Mattamy Group Corp., 6.50%, 10/01/25(a)		1,000	981,550
NOVA Chemicals Corp.(a):
5.25%, 08/01/23		21,874	21,983,370
4.88%, 06/01/24		16,606	16,315,395
Suncor Energy, Inc., 6.50%, 06/15/38		19,800	24,971,863
Toronto-Dominion Bank (The), 3.25%, 03/11/24		17,850	18,061,750

			220,907,909

Cayman Islands — 0.0%
Ambac LSNI LLC, (LIBOR USD 3 Month + 5.00%), 7.80%, 02/12/23(a)(b)		8,566	8,630,339
Pearl Holding III Ltd., 9.50%, 12/11/22		7,000	5,704,090

			14,334,429

Chile — 0.0%
Latam Finance Ltd., 7.00%, 03/01/26(a)		11,000	11,189,750

China — 2.1%
Agile Group Holdings Ltd.:
8.50%, 07/18/21		3,459	3,657,892
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 9.22%), 6.87%(b)(k)		2,602	2,539,253
Anton Oilfield Services Group, 9.75%, 12/05/20		5,062	5,165,771
Baoxin Auto Finance I Ltd.:
7.90%, 02/09/20		3,260	3,247,775
(US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 8.91%), 5.63%(b)(j)		8,180	7,648,300
Beijing Environment Bvi Co. Ltd., 5.30%, 10/18/21		7,725	7,749,484
Bi Hai Co. Ltd., 6.25%, 03/05/22		4,575	4,690,816
Binhai Investment Co. Ltd., 4.45%, 11/30/20		899	875,882
Caiyun International Investment Ltd., 5.50%, 04/08/22		10,000	9,972,700
CCTI Ltd., Series 2017, 3.63%, 08/08/22		18,215	17,544,050
Central China Real Estate Ltd.:
7.33%, 01/27/20		4,595	4,623,719
6.88%, 10/23/20		10,600	10,586,750
CFLD Cayman Investment Ltd., 8.63%, 02/28/21		9,000	9,213,750
Chalco Hong Kong Investment Co. Ltd., 4.88%, 09/07/21		8,395	8,583,300

16

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

China (continued)
Chalieco Hong Kong Corp. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 8.29%), 5.70%(b)(k)	USD	5,374	$5,396,974
Chang Development International Ltd., 3.63%, 01/20/20		7,375	7,300,575
China Aoyuan Group Ltd.:
7.95%, 09/07/21		6,305	6,494,150
8.50%, 01/23/22		6,460	6,783,000
7.95%, 02/19/23		6,000	6,194,222
China Cinda Finance I Ltd., 4.75%, 02/21/29		7,335	7,631,523
China City Construction International Co. Ltd., 5.35%, 07/03/17(d)(g)(n)	CNY	2,990	311,265
China Conch Venture Holdings International Ltd., 0.00%, 09/05/23(j)(m)	HKD	51,000	6,603,288
China Construction Bank Corp., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 4.25%, 02/27/29(b)	USD	8,470	8,561,688
China Education Group Holdings Ltd., 2.00%, 03/28/24(j)	HKD	73,000	9,683,023
China Evergrande Group:
7.00%, 03/23/20	USD	12,000	11,919,540
6.25%, 06/28/21		3,217	3,063,372
4.25%, 02/14/23(j)	HKD	150,000	18,572,125
7.50%, 06/28/23	USD	8,000	7,537,000
8.75%, 06/28/25		15,000	14,137,500
China Railway Construction Corp. Ltd., 1.50%, 12/21/21(j)	CNY	58,000	8,605,277
China Reinsurance Finance Corp. Ltd., 3.38%, 03/09/22	USD	13,838	13,607,943
China Resources Land Ltd., 4.13%, 02/26/29		4,175	4,238,606
China SCE Group Holdings Ltd.:
8.75%, 01/15/21		8,000	8,270,000
7.45%, 04/17/21		4,732	4,838,658
China Singyes Solar Technologies Holdings Ltd.(g)(n):
0.00%, 02/15/19(o)		2,391	1,452,533
6.75%, 10/17/19		321	195,810
Chinalco Capital Holdings Ltd., 4.25%, 04/21/22		11,875	11,686,781
Chong Hing Bank Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.03%), 3.88%, 07/26/27(b)		7,245	7,103,397
CIFI Holdings Group Co. Ltd.:
6.38%, 05/02/20		8,000	8,010,000
6.88%, 04/23/21		8,443	8,611,860
5.50%, 01/23/22		12,608	12,387,360
CNAC HK Finbridge Co. Ltd.:
4.63%, 03/14/23		18,345	18,990,653
5.13%, 03/14/28		1,774	1,909,968
CNAC HK Synbridge Co. Ltd., 5.00%, 05/05/20		31,237	31,549,370
Country Garden Holdings Co. Ltd., 6.50%, 04/08/24		8,000	8,000,000
Ctrip.com International Ltd., 1.25%, 09/15/22(j)		2,028	2,049,284
Easy Tactic Ltd.:
7.00%, 04/25/21		2,800	2,831,500
9.13%, 07/28/22		6,400	6,768,000
8.63%, 02/27/24		10,000	10,175,000
European TopSoho SARL, 4.00%, 09/21/21(j)	EUR	1,400	1,551,400
Fantasia Holdings Group Co. Ltd.:
8.38%, 03/08/21	USD	5,085	4,779,900
7.38%, 10/04/21		5,426	4,885,923
7.95%, 07/05/22		5,938	5,220,482
Future Land Development Holdings Ltd.:
5.00%, 02/16/20		4,475	4,445,577

Security		Par (000)	Value

China (continued)
6.50%, 09/12/20	USD	7,500	$7,575,000
7.50%, 01/22/21		7,100	7,259,750
GLP China Holdings Ltd., 4.97%, 02/26/24		9,560	9,792,922
Greenland Global Investment Ltd., 6.75%, 05/22/19		3,000	3,003,750
Guojing Capital BVI Ltd., 3.95%, 12/11/22		5,739	5,609,270
Harvest International Co., 0.00%, 11/21/22(j)(m)	HKD	96,000	12,393,434
HBIS Group Hong Kong Co. Ltd., 4.25%, 04/07/20	USD	7,829	7,778,855
Huachen Energy Co. Ltd., 6.63%, 05/18/20(g)(n)		6,972	4,666,011
Huarong Universe Investment Holding Ltd., 1.63%, 12/05/22	EUR	9,300	9,745,779
Hubei Science & Technology Investment Group Hong Kong Ltd., 4.38%, 03/05/21	USD	1,606	1,584,721
Jingrui Holdings Ltd., 9.45%, 04/23/21		7,000	6,752,900
Kaisa Group Holdings Ltd.:
7.25%, 06/30/20		869	852,076
8.50%, 06/30/22		4,146	3,829,764
King Talent Management Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.52%), 5.60%(b)(k)		7,969	7,038,818
Knight Castle Investments Ltd., 7.99%, 01/23/21		6,000	4,367,040
KWG Group Holdings Ltd., 7.88%, 09/01/23		4,000	4,072,728
Leader Goal International Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.92%), 4.25%(b)(k)		7,900	7,838,657
Logan Property Holdings Co. Ltd.:
6.88%, 04/24/21		3,771	3,813,424
7.50%, 08/25/22		4,529	4,676,192
New Metro Global Ltd., 6.50%, 04/23/21		4,735	4,778,292
Nickel Resources International Holdings Co. Ltd., Series 1, 12.00%, 12/24/19(g)(n)	HKD	8,000	101,911
Poly Real Estate Finance Ltd., 4.75%, 09/17/23	USD	9,150	9,448,432
Poseidon Finance 1 Ltd., 0.00%, 02/01/25(j)(m)		17,671	16,911,147
Powerlong Real Estate Holdings Ltd., 6.95%, 04/17/21		6,000	6,026,660
Prime Bloom Holdings Ltd., 6.95%, 07/05/22		11,147	8,714,167
Redco Group, 13.50%, 01/21/20		4,865	4,975,703
Rock International Investment, Inc., 6.63%, 03/27/20		7,000	5,322,345
Ronshine China Holdings Ltd.:
11.25%, 08/22/21		2,630	2,774,782
10.50%, 03/01/22		4,000	4,170,060
Shandong Iron and Steel Xinheng International Co. Ltd., 6.50%, 06/14/21		2,421	2,401,027
Shanghai Port Group BVI Holding Co. Ltd., 0.00%, 08/09/22(j)(m)		737	739,395
Shui On Development Holding Ltd., (USD Swap Semi 5 Year + 8.81%), 7.50%(b)(j)(k)		7,000	6,948,580
Sino-Ocean Land Treasure IV Ltd., 5.25%, 04/30/22		4,795	4,908,104
Sunac China Holdings Ltd.:
8.63%, 07/27/20		4,053	4,154,325
6.88%, 08/08/20		6,000	6,026,010
8.38%, 01/15/21		7,000	7,178,325
Tewoo Group No. 5 Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 8.37%), 5.80%(b)(k)		5,278	4,437,505
Times China Holdings Ltd.:
6.25%, 01/17/21		4,000	3,993,100
7.63%, 02/21/22		8,000	8,194,160
5.75%, 04/26/22		5,000	4,876,200
Union Life Insurance Co. Ltd., 3.00%, 09/19/21		4,289	3,761,646

17

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

China (continued)
Vertex Capital Investment Ltd., 4.75%, 04/03/24	USD	5,715	$5,715,000
Weichai International Hong Kong Energy Group Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.08%), 3.75%(b)(k)		6,329	6,149,731
Xinyuan Real Estate Co. Ltd.:
8.13%, 08/30/19		1,850	1,821,612
9.88%, 03/19/20		3,785	3,723,588
Yankuang Group Cayman Ltd., 4.75%, 11/30/20		7,915	7,885,319
Yunnan Energy Investment Overseas Finance Co. Ltd., 6.25%, 11/29/21		3,810	3,903,345
Yuzhou Properties Co. Ltd.:
7.90%, 05/11/21		11,781	12,131,897
8.63%, 01/23/22		7,100	7,437,250
8.50%, 02/26/24		7,000	7,161,315
Zhaohai Investment BVI Ltd., 4.00%, 07/23/20		2,292	2,254,067

			700,130,060

Colombia — 0.1%
Avianca Holdings SA, 8.38%, 05/10/20		1,736	1,731,946
Credivalores-Crediservicios SAS, 9.75%, 07/27/22(a)		10,000	9,564,250
Frontera Energy Corp., 9.70%, 06/25/23(a)		7,000	7,332,500
Millicom International Cellular SA, 6.63%, 10/15/26(a)		6,000	6,283,230
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28(a)		8,374	9,053,090

			33,965,016

Czech Republic — 0.0%
Residomo SRO, 3.38%, 10/15/24	EUR	8,338	9,476,473

Denmark — 0.1%
Danske Bank A/S:
5.00%, 01/12/22(a)	USD	6,960	7,137,745
(US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 4.13%), 7.00%(b)(k)		2,840	2,686,702
DKT Finance ApS:
7.00%, 06/17/23	EUR	12,652	15,387,379
9.38%, 06/17/23(a)	USD	500	535,250
Nykredit Realkredit A/S, 0.75%, 07/14/21	EUR	7,368	8,331,836

			34,078,912

Dominican Republic — 0.0%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(a)	USD	5,000	5,093,750

Finland — 0.0%
Nokia OYJ, 2.00%, 03/11/26	EUR	953	1,063,683
Nordea Bank Abp, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.63%(a)(b)(k)	USD	9,335	9,311,662

			10,375,345

France — 0.7%
Accor SA, 2.63%, 02/05/21	EUR	300	352,779
Altice France SA:
7.38%, 05/01/26(a)	USD	6,900	6,762,000
5.88%, 02/01/27	EUR	3,000	3,466,881
APRR SA, 1.13%, 01/15/21		700	800,244
BNP Paribas Cardif SA, (EURIBOR 3 Month + 3.93%), 4.03%(b)(k)		200	237,461
BNP Paribas SA(b)(k):
(EUR Swap Annual 5 Year + 5.23%), 6.12%		4,353	5,328,843
(USD Swap Semi 5 Year + 4.15%), 6.63%	USD	38,875	38,826,406
(USD Swap Semi 5 Year + 5.15%), 7.38%		14,600	15,494,250

Security		Par (000)	Value

France (continued)
Caisse Nationale de Reassurance Mutuelle Agricole Groupama:
(EURIBOR 3 Month + 5.77%), 6.37%(b)(k)	EUR	700	$880,834
6.00%, 01/23/27		2,200	2,945,011
Capgemini SE, 1.75%, 07/01/20		1,000	1,141,562
Casino Guichard Perrachon SA:
4.56%, 01/25/23		800	898,752
(EUR Swap Annual 5 Year + 3.82%), 4.87%(b)(k)		400	318,577
4.50%, 03/07/24		700	778,475
CMA CGM SA:
6.50%, 07/15/22		1,210	1,290,130
5.25%, 01/15/25		5,780	5,406,848
Credit Agricole Assurances SA, (EUR Swap Annual 5 Year + 4.35%), 4.50%(b)(k)		400	477,830
Credit Agricole SA(b)(k):
(EUR Swap Annual 5 Year + 5.12%), 6.50%		4,893	5,871,495
(USD Swap Semi 5 Year + 4.32%), 6.87%(a)	USD	7,540	7,624,825
Credit Mutuel Arkea SA:
3.50%, 02/09/29		3,700	4,454,248
(EURIBOR Swap Rate 5 Year + 1.45%), 1.88%, 10/25/29(b)	EUR	3,500	3,755,967
3.38%, 03/11/31		5,900	6,787,635
Engie SA(b)(k):
Series NC10, (EUR Swap Annual 10 Year + 2.65%), 3.88%		1,100	1,336,958
(EUR Swap Annual 5 Year + 3.17%), 3.25%		7,000	8,239,758
Europcar Groupe SA, 5.75%, 06/15/22		460	528,523
Horizon Parent Holdings SARL, 8.25% (8.25% Cash or 9.00% PIK), 02/15/22(l)		1,025	1,178,021
HSBC France SA, 0.20%, 09/04/21		37,500	42,288,278
Loxam SAS:
3.50%, 04/15/22		235	268,382
3.50%, 05/03/23		1,000	1,141,493
Orano SA, 4.88%, 09/23/24		1,850	2,264,810
Paprec Holding SA, 4.00%, 03/31/25		1,220	1,158,355
Parts Europe SA:
(EURIBOR 3 Month + 4.38%), 4.38%, 05/01/22(b)		1,156	1,291,604
4.38%, 05/01/22		4,278	4,762,855
(EURIBOR 3 Month + 5.50%), 5.50%, 05/01/22(b)		4,712	5,298,900
RCI Banque SA, (EURIBOR 3 Month + 0.65%), 0.34%, 04/12/21(b)		1,460	1,635,279
Rexel SA, 2.63%, 06/15/24		1,310	1,509,901
Sanofi SA:
0.00%, 03/21/20		1,800	2,022,772
(EURIBOR 3 Month + 0.15%), 0.00%, 03/21/20(b)		2,800	3,147,295
SMCP Group SAS, 5.88%, 05/01/23		920	1,064,382
Societe Generale SA(a):
(USD Swap Semi 5 Year + 6.24%), 7.38%(b)(k)	USD	600	618,750
3.88%, 03/28/24		18,235	18,293,256
SPIE SA, 3.13%, 03/22/24	EUR	700	805,815
TDF Infrastructure SAS, 2.50%, 04/07/26		8,500	9,729,386
Teleperformance, 1.88%, 07/02/25		2,200	2,553,117
TOTAL SA(b)(k):
(EUR Swap Annual 5 Year + 1.86%), 2.25%		4,720	5,466,736
(EUR Swap Annual 5 Year + 2.75%), 2.71%		440	518,654
Unibail-Rodamco SE, 0.13%, 05/14/21		3,500	3,937,613

			234,961,946

18

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Germany — 1.0%
ADLER Real Estate AG:
4.75%, 04/08/20	EUR	224	$251,800
1.88%, 04/27/23		1,600	1,768,693
2.13%, 02/06/24		7,133	7,890,111
3.00%, 04/27/26		8,100	8,963,502
AT Securities BV, (USD Swap Semi 5 Year + 3.55%), 5.25%(b)(k)	USD	2,750	2,610,476
ATF Netherlands BV, (EUR Swap Annual 5 Year + 4.38%), 3.75%(b)(k)	EUR	9,500	10,709,908
Bayer US Finance II LLC(a):
3.50%, 06/25/21	USD	2,030	2,038,134
4.25%, 12/15/25		42,310	42,763,481
4.38%, 12/15/28		10,555	10,480,389
BMBG Bond Finance SCA, 3.00%, 06/15/21	EUR	1,844	2,091,881
Daimler AG:
0.50%, 09/09/19		1,440	1,620,205
0.25%, 05/11/20		1,870	2,106,524
Daimler Finance North America LLC, 3.40%, 02/22/22(a)	USD	28,990	29,246,251
Deutsche Bahn Finance GmBH, (EURIBOR 3 Month + 0.28%), 0.00%, 09/09/22(b)	EUR	620	700,011
Deutsche Bank AG:
2.95%, 08/20/20	USD	5,481	5,435,190
1.13%, 08/30/23	EUR	8,875	10,158,226
Deutsche Pfandbriefbank AG:
Series 3529, (EURIBOR Swap Rate 5 Year + 5.38%), 5.75%(b)(k)		6,800	7,456,272
4.60%, 02/22/27		300	360,200
Deutsche Post AG, 1.88%, 12/11/20		1,237	1,435,016
E.ON International Finance BV, 5.75%, 05/07/20		1,530	1,827,715
Encavis Finance BV, (EUR Swap Annual 5 Year + 1.10%), 5.25%(b)(j)(k)		2,400	2,713,511
FMC Finance VII SA, 5.25%, 02/15/21		600	734,890
Henkel AG & Co. KGaA, 0.00%, 09/13/21		470	527,733
IHO Verwaltungs GmbH(l):
3.25% (3.25% Cash or 4.00% PIK), 09/15/23		860	981,819
3.75% (3.75% Cash or 4.50% PIK), 09/15/26		3,600	4,109,535
IKB Deutsche Industriebank AG, (EUR Swap Annual 5 Year + 3.62%), 4.00%, 01/31/28(b)		9,200	9,909,649
Mahle GmbH, 2.50%, 05/14/21		700	805,275
Merck Financial Services GmbH, 4.50%, 03/24/20		579	678,670
Nidda BondCo GmbH, 7.25%, 09/30/25		1,972	2,266,730
Platin 1426 GmbH, 5.38%, 06/15/23		3,340	3,644,399
RWE AG, (EUR Swap Annual 5 Year + 2.64%), 2.75%, 04/21/75(b)		6,042	6,911,810
SAP SE, (EURIBOR 3 Month + 0.30%), 0.00%, 04/01/20(b)		620	696,512
Schaeffler AG:
1.13%, 03/26/22		4,905	5,571,621
1.88%, 03/26/24		2,450	2,798,208
Summit Properties Ltd., 2.00%, 01/31/25		848	854,912
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26		1,400	1,624,706
Tele Columbus AG, 3.88%, 05/02/25		500	500,848
thyssenkrupp AG:
1.38%, 03/03/22		3,800	4,232,453
2.88%, 02/22/24		15,121	17,061,854
2.50%, 02/25/25		1,200	1,352,007
Unitymedia GmbH:
6.13%, 01/15/25(a)	USD	2,281	2,367,450
3.75%, 01/15/27	EUR	12,000	14,131,842

Security		Par (000)	Value

Germany (continued)
Unitymedia Hessen GmbH & Co. KG:
4.00%, 01/15/25	EUR	1,700	$1,988,136
5.00%, 01/15/25(a)	USD	23,342	23,808,840
3.50%, 01/15/27	EUR	326	384,439
6.25%, 01/15/29		2,723	3,384,911
Volkswagen Bank GmbH, 0.63%, 09/08/21		7,300	8,227,508
Volkswagen Financial Services AG, 0.38%, 04/12/21		7,388	8,293,638
Volkswagen International Finance NV:
2.00%, 03/26/21		3,325	3,861,713
0.50%, 03/30/21		7,300	8,222,005
(EUR Swap Annual 5 Year + 2.54%), 2.70%(b)(k)		7,800	8,684,027
Volkswagen Leasing GmbH, 0.25%, 02/16/21		4,975	5,578,240
ZF North America Capital, Inc., 4.50%, 04/29/22(a)	USD	9,904	9,880,008

			316,703,884

Greece — 0.0%
OTE plc, 3.50%, 07/09/20	EUR	1,481	1,721,534

Guatemala — 0.0%
Energuate Trust, 5.88%, 05/03/27(a)	USD	5,000	4,900,525

Guernsey — 0.0%
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1, Class A, 5.25%, 05/30/23(a)		1,948	1,980,829

Hong Kong — 0.1%
Bagan Capital Ltd., 0.00%, 09/23/21(j)(m)		14,650	14,521,886
Bank of East Asia Ltd. (The), (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.68%), 5.63%(b)(k)		4,563	4,580,408
FWD Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.08%), 5.50%(b)(k)		2,067	1,900,896
Hongkong & Shanghai Banking Corp. Ltd. (The), Series 3H, (LIBOR USD 3 Month + 0.00%), 2.94%(b)(k)		5,430	3,839,444
Joy Treasure Assets Holdings, Inc., 4.50%, 03/20/29		4,235	4,294,565
New Lion Bridge Co. Ltd., 9.75%, 10/10/20		4,805	4,320,896
REXLot Holdings Ltd.(g)(j)(n):
6.00%, 04/28/17(d)	HKD	1,103	106,769
4.50%, 04/17/19		15,091	1,537,948
RKPF Overseas Ltd., Series 2019, 7.88%, 02/01/23	USD	3,350	3,515,268

			38,618,080

India — 0.2%
Adani Ports & Special Economic Zone Ltd., 4.00%, 07/30/27		650	618,972
Adani Transmission Ltd., 4.00%, 08/03/26		7,159	6,639,364
Greenko Investment Co., 4.88%, 08/16/23		10,210	9,724,361
Jubilant Pharma Ltd., 6.00%, 03/05/24		7,000	7,035,000
ReNew Power Synthetic, 6.67%, 03/12/24		8,000	8,040,000
Suzlon Energy Ltd., 5.75%, 07/16/19(e)(j)		5,000	4,143,750
UPL Corp. Ltd., 4.50%, 03/08/28		12,282	11,980,578
Vedanta Resources plc, 6.38%, 07/30/22		10,000	9,654,950
Videocon Industries Ltd., 2.84%, 12/31/20(e)(g)(j)(n)		735	204,767
Yes Bank Ifsc Banking Unit Branch, 3.75%, 02/06/23		3,450	3,295,499

			61,337,241

Indonesia — 0.1%
Bukit Makmur Mandiri Utama PT, 7.75%, 02/13/22		5,000	5,225,000

19

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Indonesia (continued)
Global Prime Capital Pte. Ltd., 7.25%, 04/26/21	USD	3,903	$4,010,333
LLPL Capital Pte. Ltd., 6.88%, 02/04/39		6,925	7,479,000
Medco Straits Services Pte. Ltd., 8.50%, 08/17/22		13,062	13,848,136
SSMS Plantation Holdings Pte. Ltd., 7.75%, 01/23/23		7,885	7,741,966

			38,304,435

Ireland — 0.4%
Allied Irish Banks plc(b):
(EUR Swap Annual 5 Year + 7.34%), 7.38%(k)	EUR	11,889	14,203,357
(EUR Swap Annual 5 Year + 3.95%), 4.13%, 11/26/25		2,389	2,789,365
Ardagh Packaging Finance plc:
4.25%, 09/15/22(a)	USD	10,308	10,308,000
4.13%, 05/15/23	EUR	5,868	6,746,990
4.63%, 05/15/23(a)	USD	24,674	24,828,213
6.75%, 05/15/24	EUR	1,974	2,344,413
7.25%, 05/15/24(a)	USD	1,176	1,238,857
4.75%, 07/15/27	GBP	12,881	15,875,102
Bank of Ireland(b):
(EUR Swap Annual 5 Year + 6.96%), 7.38%(k)	EUR	6,403	7,550,614
(EUR Swap Annual 5 Year + 3.55%), 4.25%, 06/11/24		1,915	2,159,962
Bank of Ireland Group plc, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.50%), 4.12%, 09/19/27(b)	USD	5,725	5,412,804
C&W Senior Financing DAC, 6.88%, 09/15/27(a)		16,820	16,862,050
eircom Finance DAC, 4.50%, 05/31/22	EUR	1,537	1,752,590
Smurfit Kappa Acquisitions ULC:
2.38%, 02/01/24		900	1,053,532
2.88%, 01/15/26		2,227	2,598,063
Virgin Media Receivables Financing Notes II DAC, 5.75%, 04/15/23	GBP	5,841	7,737,548

			123,461,460

Israel — 0.0%
Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 07/19/19	USD	9,048	8,982,266

Italy — 0.7%
Assicurazioni Generali SpA:
4.13%, 05/04/26	EUR	1,600	1,909,035
(EURIBOR 3 Month + 7.11%), 7.75%, 12/12/42(b)		4,400	5,864,900
(EURIBOR 3 Month + 5.35%), 5.50%, 10/27/47(b)		1,138	1,396,111
Banca Carige SpA, 0.75%, 07/26/20		11,300	12,684,901
Banco BPM SpA:
2.75%, 07/27/20		2,300	2,648,855
1.75%, 04/24/23		1,890	2,098,927
Buzzi Unicem SpA, 2.13%, 04/28/23		4,796	5,491,476
Enel SpA(b):
(EUR Swap Annual 5 Year + 3.65%), 5.00%, 01/15/75		880	1,019,518
(GBP Swap 5 Year + 5.66%), 7.75%, 09/10/75	GBP	957	1,333,696
Intesa Sanpaolo SpA:
5.15%, 07/16/20	EUR	1,750	2,077,093
(EUR Swap Annual 5 Year + 6.88%), 7.00%(b)(k)		13,611	15,878,865
6.63%, 09/13/23		310	412,831
(EUR Swap Annual 5 Year + 7.19%), 7.75%(b)(k)		25,420	30,902,322
1.75%, 03/20/28		1,090	1,178,322

Security		Par (000)	Value

Italy (continued)
Leonardo US Holdings, Inc.(a):
7.38%, 07/15/39	USD	676	$711,490
6.25%, 01/15/40		478	439,760
Nexi Capital SpA, 4.13%, 11/01/23	EUR	2,653	3,088,942
Rossini SARL, 6.75%, 10/30/25		11,019	13,071,296
Sisal Group SpA, 7.00%, 07/31/23		5,130	5,801,195
Telecom Italia Capital SA:
7.18%, 06/18/19	USD	1,470	1,479,687
6.38%, 11/15/33		3,455	3,334,075
Telecom Italia Finance SA, 7.75%, 01/24/33	EUR	1,039	1,507,253
Telecom Italia SpA:
4.88%, 09/25/20		1,035	1,235,244
1.13%, 03/26/22(j)		17,800	19,321,931
3.25%, 01/16/23		1,894	2,220,201
5.88%, 05/19/23	GBP	800	1,111,398
4.00%, 04/11/24	EUR	6,251	7,379,155
5.30%, 05/30/24(a)	USD	3,782	3,800,910
UniCredit SpA:
(EUR Swap Annual 5 Year + 6.10%), 6.75%(b)(k)	EUR	1,415	1,561,197
6.57%, 01/14/22(a)	USD	11,575	12,112,289
(EUR Swap Annual 5 Year + 9.30%), 9.25%(b)(k)	EUR	8,651	10,711,561
(EUR Swap Annual 5 Year + 6.39%), 6.62%(b)(k)		5,155	5,619,285
(EUR Swap Annual 5 Year + 4.10%), 5.75%, 10/28/25(b)		5,839	6,881,087
(EURIBOR Swap Rate 5 Year + 7.33%), 7.50%(b)(k)		18,280	20,992,598
(EUR Swap Annual 5 Year + 4.32%), 4.38%, 01/03/27(b)		2,275	2,630,889
(EUR Swap Annual 5 Year + 4.74%), 4.87%, 02/20/29(b)		9,650	11,057,991
Unione di Banche Italiane SpA, (EUR Swap Annual 5 Year + 5.75%), 5.88%, 03/04/29(b)		8,400	9,517,304
Wind Tre SpA:
(EURIBOR 3 Month + 2.75%), 2.75%, 01/20/24(b)		4,027	4,286,906
3.13%, 01/20/25		1,900	2,008,987
5.00%, 01/20/26(a)	USD	5,350	4,869,837

			241,649,320

Jamaica — 0.0%(a)
Digicel Group Two Ltd.:
8.25%, 09/30/22		4,422	1,466,594
7.13% (7.13% Cash or 9.13% PIK), 04/01/24(l)		3,054	754,808
Digicel Ltd., 6.75%, 03/01/23		1,198	766,720

			2,988,122

Japan — 0.8%
ANA Holdings, Inc.(j)(m):
0.00%, 09/16/22	JPY	70,000	638,388
0.00%, 09/19/24		540,000	4,981,496
Daio Paper Corp., 0.00%, 09/17/20(j)(m)		1,540,000	13,984,181
Ezaki Glico Co. Ltd., 0.00%, 01/30/24(j)(m)		120,000	1,111,703
HIS Co. Ltd.(j)(m):
0.00%, 08/30/19		120,000	1,080,574
0.00%, 11/15/24		440,000	4,207,254
Iida Group Holdings Co. Ltd., 0.00%, 06/18/20(j)(m)		940,000	8,439,467
Kansai Paint Co. Ltd., 0.00%, 06/17/22(j)(m)		750,000	6,847,623
LINE Corp., 0.00%, 09/19/25(j)(m)		750,000	6,190,467
LIXIL Group Corp.(j)(m):
0.00%, 03/04/20		840,000	7,392,144
0.00%, 03/04/22		370,000	3,206,247

20

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Japan (continued)
Mitsubishi Chemical Holdings Corp.(j)(m):
0.00%, 03/30/22	JPY	1,560,000	$14,085,929
0.00%, 03/29/24		420,000	3,814,405
Mitsubishi UFJ Financial Group, Inc.:
3.76%, 07/26/23	USD	30,295	31,117,077
3.74%, 03/07/29		19,905	20,411,980
Mitsui Sumitomo Insurance Co. Ltd., (USD Swap Semi 5 Year + 3.26%), 4.95%(b)(k)		30,000	30,712,500
SBI Holdings, Inc., 0.00%, 09/13/23(j)(m)	JPY	530,000	5,035,593
Shimizu Corp., 0.00%, 10/16/20(j)(m)		500,000	4,506,063
Shizuoka Bank Ltd. (The), (LIBOR USD 3 Month - 0.50%), 2.27%, 01/25/23(b)(j)	USD	1,900	1,797,075
SoftBank Group Corp.:
4.00%, 04/20/23	EUR	15,227	18,355,873
4.75%, 09/19/24	USD	510	505,572
4.50%, 04/20/25	EUR	600	723,806
4.75%, 07/30/25		2,035	2,453,969
(USD Swap Rate 5 Year + 4.85%), 6.87%(b)(k)	USD	200	184,796
5.00%, 04/15/28	EUR	10,413	12,480,916
T&D Holdings, Inc., 0.00%, 06/05/20(i)(m)	JPY	780,000	6,979,561
Takeda Pharmaceutical Co. Ltd.:
(EURIBOR 3 Month + 1.10%), 0.79%, 11/21/22(b)	EUR	11,177	12,735,897
1.13%, 11/21/22		2,670	3,073,085
Tohoku Electric Power Co., Inc., 0.00%, 12/03/20(i)(m)	JPY	1,070,000	9,543,747
Toyota Industries Corp., 3.11%, 03/12/22(a)	USD	4,885	4,929,079
Transcosmos, Inc., 0.00%, 12/22/20(j)(m)	JPY	420,000	3,732,744
Yamaguchi Financial Group, Inc., (LIBOR USD 3 Month - 0.50%), 2.11%, 03/26/20(b)(j)	USD	10,200	9,753,750

			255,012,961

Jersey — 0.0%
LHC3 plc, 4.12% (4.12% Cash or 9.00% PIK), 08/15/24(l)	EUR	11,456	13,008,267

Luxembourg — 0.4%
Altice Financing SA:
5.25%, 02/15/23		1,400	1,610,088
6.63%, 02/15/23(a)	USD	4,464	4,564,440
7.50%, 05/15/26(a)		11,540	11,389,980
Altice Finco SA:
7.63%, 02/15/25(a)		3,800	3,458,000
4.75%, 01/15/28	EUR	5,930	5,554,401
Altice Luxembourg SA:
6.25%, 02/15/25		800	825,787
7.63%, 02/15/25(a)	USD	3,600	3,159,000
ArcelorMittal:
2.88%, 07/06/20	EUR	7,368	8,538,817
5.25%, 08/05/20	USD	570	585,669
3.00%, 04/09/21	EUR	2,525	2,989,493
4.55%, 03/11/26	USD	30,845	31,521,311
DEA Finance SA, 7.50%, 10/15/22	EUR	4,979	5,804,971
Dragon Aviation Finance Luxembourg SA, Series 1401, 4.00%, 11/28/22	USD	11,735	11,707,021
Garfunkelux Holdco 3 SA:
7.50%, 08/01/22	EUR	3,336	3,423,034
8.50%, 11/01/22	GBP	5,200	6,112,398
(EURIBOR 3 Month + 4.50%), 4.50%, 09/01/23(b)	EUR	640	608,258
INEOS Finance plc, 4.00%, 05/01/23		2,031	2,306,753
INEOS Group Holdings SA, 5.38%, 08/01/24		3,349	3,859,168
Intelsat Connect Finance SA, 9.50%, 02/15/23(a)	USD	6,462	5,720,809

Security		Par (000)	Value

Luxembourg (continued)
Intelsat Jackson Holdings SA:
5.50%, 08/01/23	USD	4,899	$4,347,862
8.00%, 02/15/24(a)		420	437,850
Matterhorn Telecom SA:
3.88%, 05/01/22	EUR	1,000	1,132,788
(EURIBOR 3 Month + 3.25%), 3.25%, 02/01/23(b)		213	237,738
4.00%, 11/15/27		4,030	4,361,797
Monitchem HoldCo 3 SA, 5.25%, 06/15/21		445	498,555
SES SA(b)(k):
(EUR Swap Annual 5 Year + 4.66%), 4.62%		6,100	7,149,637
(EUR Swap Annual 5 Year + 5.40%), 5.63%		4,100	4,908,240
Telenet Finance VI Luxembourg SCA, 4.88%, 07/15/27		6,213	7,481,896

			144,295,761

Macau — 0.0%
Studio City Finance Ltd., 7.25%, 02/11/24	USD	9,900	10,345,500

Malaysia — 0.2%
1MDB Energy Ltd., 5.99%, 05/11/22		15,000	15,468,750
Cindai Capital Ltd., 0.00%, 02/08/23(j)(m)		25,238	25,616,545
Gohl Capital Ltd., 4.25%, 01/24/27		8,638	8,586,992
Press Metal Labuan Ltd., 4.80%, 10/30/22		1,446	1,420,905
TNB Global Ventures Capital Bhd., 4.85%, 11/01/28		1,250	1,341,703
Top Glove Labuan Ltd., 2.00%, 03/01/24(j)		8,000	7,820,000

			60,254,895

Mexico — 0.2%
Axtel SAB de CV:
6.38%, 11/14/24(a)		14,590	14,553,525
6.38%, 11/14/24		4,910	4,897,725
Banco Mercantil del Norte SA(a)(b)(k):
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.04%), 6.87%		5,000	4,968,750
(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.35%), 7.63%		5,000	5,000,000
Cemex SAB de CV, 3.13%, 03/19/26	EUR	1,900	2,128,661
Controladora Mabe SA de CV, 5.60%, 10/23/28(a)	USD	8,316	8,427,892
Cydsa SAB de CV, 6.25%, 10/04/27(a)		15,286	14,636,574
Grupo KUO SAB de CV, 5.75%, 07/07/27(a)		17,892	17,223,286
Unifin Financiera SAB de CV SOFOM ENR(a):
7.25%, 09/27/23		5,000	5,043,875
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.31%), 8.88%(b)(k)		3,882	3,367,150

			80,247,438

Mongolia — 0.0%
Energy Resources LLC, 8.00%, 09/30/22(o)		1,490	1,553,823
Mongolian Mortgage Corp. Hfc LLC:
9.75%, 01/29/22		8,000	8,117,320

			9,671,143

Netherlands — 0.9%
ABN AMRO Bank NV:
(EUR Swap Annual 5 Year + 5.45%), 5.75%(b)(k)	EUR	7,900	9,173,761
6.38%, 04/27/21		7,368	9,309,848
(EUR Swap Annual 5 Year + 3.90%), 4.75%(b)(k)		2,200	2,370,370
Aegon NV, (EUR Swap Annual 5 Year + 5.21%), 6.00%(b)(k)		5,400	6,061,872
Cooperatieve Rabobank UA(b)(k):
(EUR Swap Annual 5 Year + 5.25%), 5.50%		2,035	2,364,352
(EUR Swap Annual 5 Year + 6.70%), 6.62%		1,800	2,197,517

21

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Netherlands (continued)
(EUR Swap Annual 5 Year + 4.10%), 4.62%	EUR	3,200	$3,643,444
Heineken NV, 1.25%, 09/10/21		1,440	1,661,987
ING Groep NV(b):
(USD Swap Semi 5 Year + 4.45%), 6.00%(k)	USD	1,253	1,248,865
(USD Swap Semi 5 Year + 4.20%), 6.75%(k)		27,280	27,019,421
(USD Swap Semi 5 Year + 1.94%), 4.70%, 03/22/28		5,100	5,150,980
Intertrust Group BV, 3.38%, 11/15/25	EUR	3,436	3,936,237
InterXion Holding NV, 4.75%, 06/15/25		4,523	5,378,096
Koninklijke Ahold Delhaize NV, (EURIBOR 3 Month + 0.18%), 0.00%, 03/19/21(b)		1,460	1,636,117
LeasePlan Corp. NV, 1.00%, 02/25/22		1,725	1,957,463
Lincoln Finance Ltd., 6.88%, 04/15/21		1,425	1,629,089
Lincoln Financing SARL:
3.63%, 04/01/24		12,905	14,618,050
(EURIBOR 3 Month + 3.88%), 3.88%, 04/01/24(b)		7,991	9,031,134
NN Group NV:
(EURIBOR 3 Month + 3.90%), 4.38%(b)(k)		750	887,591
1.63%, 06/01/27 EUR		10,000	11,588,788
NXP BV:
4.13%, 06/15/20(a)	USD	25,090	25,406,385
4.13%, 06/15/20		350	354,413
4.13%, 06/01/21(a)		38,229	38,962,997
4.63%, 06/15/22(a)		350	362,110
3.88%, 09/01/22(a)		23,404	23,734,699
4.63%, 06/01/23(a)		1,615	1,677,177
4.88%, 03/01/24(a)		5,630	5,944,267
OCI NV, 5.00%, 04/15/23	EUR	7,851	9,287,467
United Group BV:
4.38%, 07/01/22		4,934	5,679,325
(EURIBOR 3 Month + 4.38%), 4.38%, 07/01/23(b)		2,916	3,279,168
4.88%, 07/01/24		12,980	14,875,691
UPC Holding BV:
5.50%, 01/15/28(a)	USD	5,230	5,216,925
3.88%, 06/15/29	EUR	2,420	2,759,019
UPCB Finance IV Ltd., 4.00%, 01/15/27		1,179	1,382,317
UPCB Finance VII Ltd., 3.63%, 06/15/29		8,480	9,873,437
Ziggo Bond Co. BV:
7.13%, 05/15/24		810	947,688
5.88%, 01/15/25(a)	USD	3,500	3,456,250
6.00%, 01/15/27(a)		1,800	1,728,000
Ziggo BV:
4.25%, 01/15/27	EUR	3,678	4,239,256
5.50%, 01/15/27(a)	USD	29,094	28,730,325

			308,761,898

Norway — 0.0%
DNB Bank ASA, (USD Swap Semi 5 Year + 4.08%), 5.75%(b)(k)		1,392	1,391,192
SpareBank 1 SMN, 0.75%, 06/08/21	EUR	2,240	2,547,838

			3,939,030

Peru — 0.1%(a)
Inkia Energy Ltd., 5.88%, 11/09/27	USD	5,385	5,252,071
Orazul Energy Egenor S en C por A, 5.63%, 04/28/27		10,000	9,850,000

			15,102,071

Philippines — 0.0%
Royal Capital BV, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.93%), 4.88%(b)(k)		1,849	1,797,029

Security		Par (000)	Value

Philippines (continued)
VLL International, Inc., 5.75%, 11/28/24	USD	4,445	$4,400,306

			6,197,335

Portugal — 0.1%
Banco Espirito Santo SA(g)(n):
2.63%, 05/08/17	EUR	6,100	1,881,736
4.75%, 01/15/18		15,500	4,998,798
4.00%, 01/21/19		19,000	5,967,710
EDP - Energias de Portugal SA, (EUR Swap Annual 5 Year + 4.29%), 4.50%, 04/30/79(b)		10,900	12,762,009

			25,610,253

Qatar — 0.0%
QIIB Senior Sukuk Ltd., 4.26%, 03/05/24	USD	6,425	6,511,962

Russia — 0.0%
Evraz plc, 5.25%, 04/02/24(a)		9,269	9,280,586

Saudi Arabia — 0.1%
SABIC Capital II BV:
4.00%, 10/10/23(a)		10,307	10,513,140
4.50%, 10/10/28		7,782	8,064,098
Saudi Electricity Global Sukuk Co. 4, 4.22%, 01/27/24		7,855	8,033,701

			26,610,939

Singapore — 0.1%
Mulhacen Pte. Ltd., 6.50% (6.50% Cash or 7.25% PIK), 08/01/23(l)	EUR	19,443	22,233,813
Puma International Financing SA, 5.00%, 01/24/26(a)	USD	16,356	14,229,720
United Overseas Bank Ltd., (USD Swap Semi 5 Year + 1.79%), 3.88%(b)(k)		10,261	9,856,357

			46,319,890

South Africa — 0.0%
Sappi Papier Holding GmbH, 4.00%, 04/01/23	EUR	1,940	2,238,238

South Korea — 0.1%
Heungkuk Life Insurance Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.47%), 4.48%, 11/09/47(b)	USD	10,000	9,387,500
Kakao Corp., Series 11, 0.00%, 05/11/21(j)(m)	KRW	5,200,000	4,643,237
KDB Life Insurance Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.66%), 7.50%, 05/21/48(b)	USD	9,300	8,915,305
LG Chem Ltd., 0.00%, 04/16/21(j)(m)	EUR	3,300	3,757,302
Shinhan Financial Group Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.05%), 5.87%(b)(k)	USD	9,100	9,360,487
Woori Bank, 5.13%, 08/06/28		6,200	6,612,222

			42,676,053

Spain — 0.9%
Banco Bilbao Vizcaya Argentaria SA(b)(k):
(EUR Swap Annual 5 Year + 6.60%), 6.75%	EUR	1,400	1,608,292
(EUR Swap Annual 5 Year + 9.18%), 8.88%		15,600	19,240,760
(EUR Swap Annual 5 Year + 6.04%), 6.00%		9,000	9,976,741
Banco de Sabadell SA:
(EUR Swap Annual 5 Year + 6.41%), 6.50%(b)(k)		6,200	6,597,830
5.63%, 05/06/26		12,400	14,700,466
(EUR Swap Annual 5 Year + 5.10%), 5.38%, 12/12/28(b)		6,400	7,366,433
Banco Santander SA(b)(k):
(EUR Swap Annual 5 Year + 6.80%), 6.75%		6,700	7,966,668
(EUR Swap Annual 5 Year + 4.10%), 4.75%		6,200	6,041,595

22

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Spain (continued)
Bankia SA(b):
(EUR Swap Annual 5 Year + 5.82%), 6.00%(k)	EUR	4,800	$5,269,529
(EUR Swap Annual 5 Year + 6.22%), 6.37%(k)		9,800	10,759,546
(EUR Swap Annual 5 Year + 3.17%), 4.00%, 05/22/24		2,200	2,479,498
(EUR Swap Annual 5 Year + 3.62%), 3.75%, 02/15/29		9,500	10,696,566
CaixaBank SA:
1.75%, 10/24/23		3,300	3,763,513
(EUR Swap Annual 5 Year + 6.50%), 6.75%(b)(k)		17,000	19,805,384
(EUR Swap Annual 5 Year + 4.50%), 5.25%(b)(k)		3,000	2,946,936
(EUR Swap Annual 5 Year + 2.35%), 2.75%, 07/14/28(b)		1,000	1,136,333
(EUR Swap Annual 5 Year + 1.68%), 2.25%, 04/17/30(b)		7,600	8,182,515
Cirsa Finance International SARL, 6.25%, 12/20/23		1,136	1,344,558
ContourGlobal Power Holdings SA, 3.38%, 08/01/23		5,885	6,774,920
Distribuidora Internacional de Alimentacion SA, 1.00%, 04/28/21		4,800	4,388,324
El Corte Ingles SA, 3.00%, 03/15/24		4,033	4,693,668
Hipercor SA, 3.88%, 01/19/22		9,000	10,623,959
Iberdrola International BV, (EUR Swap Annual 5 Year + 2.97%), 3.25%(b)(k)		13,900	16,254,157
Mapfre SA, (EURIBOR 3 Month + 4.30%), 4.13%, 09/07/48(b)		1,500	1,740,903
Naturgy Finance BV(b)(k):
(EUR Swap Annual 8 Year + 3.35%), 4.13%		10,500	12,468,329
(EUR Swap Annual 9 Year + 3.08%), 3.38%		1,700	1,924,206
NH Hotel Group SA, 3.75%, 10/01/23		879	1,017,184
Repsol International Finance BV(b):
(EUR Swap Annual 6 Year + 3.56%), 3.88%(k)		13,751	16,166,271
(EUR Swap Annual 10 Year + 4.20%), 4.50%, 03/25/75		1,951	2,392,576
Telefonica Emisiones SA, 5.52%, 03/01/49	USD	5,890	6,162,167
Telefonica Europe BV(b)(k):
(GBP Swap 5 Year + 4.46%), 6.75%	GBP	1,400	1,937,941
(EUR Swap Annual 8 Year + 5.59%), 7.63%	EUR	1,900	2,464,720
(EUR Swap Annual 5 Year + 3.86%), 3.75%		11,200	13,029,157
(EUR Swap Annual 5 Year + 2.33%), 2.63%		1,600	1,723,553
(EUR Swap Annual 10 Year + 4.30%), 5.88%		6,500	8,093,426
(EUR Swap Annual 6 Year + 4.11%), 4.38%		34,800	40,040,929
Tendam Brands SAU, 5.00%, 09/15/24		939	1,053,205

			292,832,758

Sweden — 0.1%
Akelius Residential Property AB, (EUR Swap Annual 5 Year + 3.49%), 3.88%, 10/05/78(b)		650	743,990
Intrum AB:
2.75%, 07/15/22		2,892	3,190,466
3.13%, 07/15/24		351	382,675
Telefonaktiebolaget LM Ericsson, 1.88%, 03/01/24		1,300	1,492,748
Telia Co. AB, 4.75%, 11/16/21		6,000	7,524,107
Verisure Holding AB, 3.50%, 05/15/23		6,903	7,994,235
Verisure Midholding AB, 5.75%, 12/01/23		4,080	4,634,407

			25,962,628

Switzerland — 0.6%
Credit Suisse Group AG(b)(k):
(USD Swap Semi 5 Year + 5.11%), 7.13%	USD	12,125	12,443,281

Security		Par (000)	Value

Switzerland (continued)
(USD Swap Semi 5 Year + 4.60%), 7.50%(a)	USD	24,411	$25,112,816
(USD Swap Semi 5 Year + 4.60%), 7.50%(a)		3,100	3,278,076
(USD Swap Semi 5 Year + 4.60%), 7.50%		7,592	8,028,115
(USD Swap Semi 5 Year + 3.46%), 6.25%(a)		7,235	7,212,904
(USD Swap Semi 5 Year + 3.46%), 6.25%		6,100	6,081,371
(USD Swap Semi 5 Year + 4.33%), 7.25%(a)		3,650	3,663,688
EFG International Guernsey Ltd., (USD Swap Semi 5 Year + 2.98%), 5.00%, 04/05/27(b)		6,300	6,175,884
Eurochem Finance DAC, 5.50%, 03/13/24(a)		4,796	4,844,799
Glencore Funding LLC, 4.13%, 03/12/24(a)		10,000	10,096,728
Swiss Re Finance Luxembourg SA, (EUAMDB01 + 2.85%), 2.53%, 04/30/50(b)	EUR	5,200	5,913,737
UBS AG, (EURIBOR 3 Month + 0.50%), 0.19%, 04/23/21(b)		4,075	4,595,358
UBS Group Funding Switzerland AG(b)(k):
(USD Swap Semi 5 Year + 5.46%), 7.13%	USD	7,956	8,044,709
(USD Swap Rate 5 Year + 5.50%), 6.87%		1,392	1,425,483
(USD Swap Semi 5 Year + 5.88%), 7.13%		1,253	1,300,790
(EUR Swap Annual 5 Year + 5.29%), 5.75%	EUR	2,583	3,157,883
(USD Swap Semi 5 Year + 4.34%), 7.00%(a)	USD	88,770	90,104,213
(USD Swap Semi 5 Year + 4.87%), 7.00%		5,440	5,732,400

			207,212,235

Taiwan — 0.1%(i)(l)
Bizlink Holding, Inc., 0.00%, 02/01/23		7,750	8,009,315
Hon Hai Precision Industry Co. Ltd., 0.00%, 11/06/22		6,400	5,940,832
Zhen Ding Technology Holding Ltd., 0.00%, 06/26/19		2,200	2,244,000

			16,194,147

Thailand — 0.1%
PTTEP Treasury Center Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 4.60%(b)(k)		9,400	9,342,143
Singha Estate PCL, 2.00%, 07/20/22(j)		9,700	9,555,519

			18,897,662

Turkey — 0.1%(a)
KOC Holding A/S, 6.50%, 03/11/25		12,000	11,581,200
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 03/15/27		6,305	5,535,173

			17,116,373

United Arab Emirates — 0.1%
Emirates NBD PJSC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.66%), 6.13%(b)(k)		15,290	15,400,853

United Kingdom — 2.1%
AA Bond Co. Ltd.:
4.25%, 07/31/20	GBP	1,318	1,745,702
2.88%, 01/31/22		2,132	2,654,874
2.75%, 07/31/23		7,535	8,996,634
4.88%, 07/31/24		2,399	3,097,237
Ardonagh Midco 3 plc, 8.38%, 07/15/23		840	946,360
Arqiva Broadcast Finance plc, 6.75%, 09/30/23		2,860	3,956,889
Arrow Global Finance plc:
5.13%, 09/15/24		9,471	11,780,406
(EURIBOR 3 Month + 2.88%), 2.88%, 04/01/25(b)	EUR	847	906,892
(EURIBOR 3 Month + 3.75%), 3.75%, 03/01/26(b)		522	565,791
Ashtead Capital, Inc.(a):
5.63%, 10/01/24	USD	5,491	5,676,321
4.13%, 08/15/25		2,606	2,560,395
5.25%, 08/01/26		870	889,575
4.38%, 08/15/27		750	723,750
B&M European Value Retail SA, 4.13%, 02/01/22	GBP	2,201	2,896,692
Barclays Bank plc, 6.63%, 03/30/22	EUR	1,410	1,824,615

23

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom (continued)
Barclays plc:
1.88%, 03/23/21	EUR	7,368	$8,485,483
(EUR Swap Annual 5 Year + 2.45%), 2.63%, 11/11/25(b)		4,630	5,238,160
BAT Capital Corp.:
(EURIBOR 3 Month + 0.50%), 0.19%, 08/16/21(b)		1,460	1,631,574
2.76%, 08/15/22	USD	41,265	40,581,418
3.22%, 08/15/24		24,191	23,653,003
BAT International Finance plc, 4.00%, 07/07/20	EUR	400	471,128
Boparan Finance plc:
4.38%, 07/15/21		160	122,466
5.50%, 07/15/21	GBP	1,497	1,332,230
Cabot Financial Luxembourg SA:
6.50%, 04/01/21		500	644,713
7.50%, 10/01/23		6,556	8,367,060
Channel Link Enterprises Finance plc(b):
Series A7, (EURIBOR 6 Month + 5.55%), 1.76%, 06/30/50	EUR	6,525	7,300,410
Series A8, (EURIBOR 6 Month + 5.90%), 2.71%, 06/30/50		4,400	5,039,315
Series A5, (LIBOR GBP 6 Month + 5.78%), 3.04%, 06/30/50	GBP	3,075	4,031,071
Coca-Cola European Partners plc, (EURIBOR 3 Month + 0.18%), 0.00%, 11/16/21(b)	EUR	2,380	2,668,564
Corral Petroleum Holdings AB, 11.75% (11.75% Cash or 13.25% PIK), 05/15/21(l)(o)		2,000	2,383,091
CPUK Finance Ltd.:
4.25%, 08/28/22	GBP	11,316	14,685,568
4.88%, 08/28/25		712	911,513
Diageo Finance plc, 0.00%, 11/17/20	EUR	1,440	1,617,875
Dignity Finance plc:
Series A, 3.55%, 12/31/34	GBP	2,041	2,829,246
Series B, 4.70%, 12/31/49		485	559,598
EC Finance plc, 2.38%, 11/15/22	EUR	1,797	2,042,288
EI Group plc:
6.38%, 02/15/22	GBP	1,820	2,424,207
6.00%, 10/06/23		6,106	8,439,428
EnQuest plc, 7.00% (7.00% Cash or 7.00% PIK), 04/15/22(a)(l)(o)	USD	3,800	3,001,367
Experian Finance plc, 4.75%, 02/04/20	EUR	1,500	1,750,283
Fiat Chrysler Automobiles NV:
4.50%, 04/15/20	USD	1,591	1,604,921
5.25%, 04/15/23		1,000	1,031,250
Fiat Chrysler Finance Europe SA:
6.75%, 10/14/19	EUR	1,129	1,311,073
4.75%, 07/15/22		2,552	3,181,182
GKN Holdings Ltd.:
5.38%, 09/19/22	GBP	3,645	5,077,481
3.38%, 05/12/32		11,300	14,435,340
GlaxoSmithKline Capital plc:
0.63%, 12/02/19	EUR	1,500	1,691,203
0.00%, 09/12/20		1,800	2,020,563
Greene King Finance plc:
Series A5, (LIBOR GBP 3 Month + 2.50%), 3.34%, 12/15/33(b)	GBP	25,143	32,102,408
Series A6, 4.06%, 03/15/35		4,404	6,141,544
HBOS Capital Funding LP, 6.85%(k)	USD	7,996	8,055,970
Heathrow Funding Ltd., 1.88%, 03/14/34	EUR	4,000	4,495,947
HSBC Holdings plc(b):
(USD Swap Rate 5 Year + 5.51%), 6.87%(k)	USD	8,902	9,291,462
(USD Swap Rate 5 Year + 3.45%), 6.25%(k)		875	873,906
(USD Swap Rate 5 Year + 3.71%), 6.37%(k)		1,492	1,501,325
(LIBOR USD 3 Month + 1.21%), 3.80%, 03/11/25		13,785	13,973,630
(USD Swap Rate 5 Year + 4.37%), 6.37%(k)		10,000	10,325,000

Security		Par (000)	Value

United Kingdom (continued)
Imperial Brands Finance plc:
0.50%, 07/27/21	EUR	1,000	$1,125,372
2.13%, 02/12/27		7,700	8,658,464
Intu Jersey 2 Ltd., 2.88%, 11/01/22(j)	GBP	1,800	1,933,709
Jerrold Finco plc:
6.25%, 09/15/21		4,069	5,352,666
6.13%, 01/15/24		2,954	3,856,813
Ladbrokes Group Finance plc:
5.13%, 09/16/22		600	818,355
5.13%, 09/08/23		4,410	5,936,222
Leeds Building Society, 2.63%, 04/01/21	EUR	873	1,017,466
Lloyds Bank plc, 1.00%, 11/19/21		26,111	29,931,934
Lloyds Banking Group plc:
3.90%, 03/12/24	USD	6,823	6,910,235
3.75%, 01/11/27		8,536	8,395,197
4.55%, 08/16/28		14,357	14,867,333
Mitchells & Butlers Finance plc, Series D1, (LIBOR GBP 3 Month + 2.13%), 2.97%, 06/15/36(b)	GBP	2,225	2,056,867
National Westminster Bank plc, Series C, (LIBOR USD 3 Month + 0.25%), 2.88%(b)(k)	USD	4,300	3,358,128
NatWest Markets plc, (LIBOR USD 3 Month + 1.75%), 4.89%, 05/18/29(b)		5,265	5,466,162
Neptune Energy Bondco plc, 6.63%, 05/15/25(a)		8,366	8,198,680
New Look Secured Issuer plc, 6.50%, 07/01/22	GBP	4,300	1,624,155
Nomad Foods Bondco plc, 3.25%, 05/15/24	EUR	1,100	1,257,414
Pinnacle Bidco plc, 6.38%, 02/15/25	GBP	8,950	11,975,861
Premier Foods Finance plc, 6.25%, 10/15/23		900	1,198,580
Rentokil Initial plc, 3.25%, 10/07/21	EUR	500	600,248
Reynolds American, Inc., 4.45%, 06/12/25	USD	29,390	30,210,908
Royal Bank of Scotland Group plc(b):
(USD Swap Semi 5 Year + 7.60%), 8.62%(k)		3,900	4,153,500
(LIBOR USD 3 Month + 1.76%), 4.27%, 03/22/25		10,616	10,728,895
Santander UK Group Holdings plc, (GBP Swap 5 Year + 5.54%), 7.38%(b)(k)	GBP	1,094	1,466,022
Santander UK plc, 5.00%, 11/07/23(a)	USD	10,039	10,279,595
Shop Direct Funding plc, 7.75%, 11/15/22	GBP	4,549	5,332,437
Spirit Issuer plc, Series A2, (LIBOR GBP 3 Month + 2.70%), 3.53%, 12/28/31(b)		14,430	18,235,522
Stonegate Pub Co. Financing plc:
4.88%, 03/15/22		1,375	1,786,248
(LIBOR GBP 3 Month + 4.38%), 5.22%, 03/15/22(b)		550	714,020
(LIBOR GBP 3 Month + 6.25%), 7.09%, 03/15/22(b)		4,384	5,738,479
Synlab Bondco plc, 6.25%, 07/01/22	EUR	1,698	1,961,397
Synlab Unsecured Bondco plc, 8.25%, 07/01/23		603	716,117
Tesco Corporate Treasury Services plc, 1.38%, 10/24/23		4,796	5,418,917
Tesco plc:
5.00%, 03/24/23	GBP	849	1,214,380
5.13%, 04/10/47	EUR	900	1,245,058
Tesco Property Finance 1 plc, 7.62%, 07/13/39	GBP	3,214	5,779,495
Tesco Property Finance 3 plc, 5.74%, 04/13/40		6,900	10,759,940
Tesco Property Finance 4 plc, 5.80%, 10/13/40		3,254	5,117,214
Tullow Oil Jersey Ltd., 6.63%, 07/12/21(j)	USD	11,400	13,919,400
Unilever NV, 1.75%, 08/05/20	EUR	838	964,268
Unique Pub Finance Co. plc (The):
Series M, 7.40%, 03/28/24	GBP	14,699	20,961,736
Series N, 6.46%, 03/30/32		4,512	5,613,645
Virgin Media Finance plc:
6.38%, 10/15/24		5,178	7,030,521
5.75%, 01/15/25(a)	USD	1,100	1,117,875
Virgin Media Receivables Financing Notes I DAC:
5.50%, 09/15/24	GBP	2,836	3,711,482
Virgin Media Secured Finance plc:
5.13%, 01/15/25		500	664,176

24

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom (continued)
5.50%, 01/15/25	GBP	2,736	$3,643,682
4.88%, 01/15/27		1,854	2,390,836
6.25%, 03/28/29		2,577	3,548,723
Vodafone Group plc:
0.00%, 11/26/20(j)(m)		2,300	2,915,136
2.95%, 02/19/23	USD	7,483	7,428,652
3.75%, 01/16/24		25,318	25,530,503
(EUR Swap Annual 5 Year + 3.43%), 4.20%, 10/03/78(b)	EUR	4,950	5,404,628
(GBP Swap 5 Year + 3.27%), 4.87%, 10/03/78(b)	GBP	575	726,442
(USD Swap Semi 5 Year + 3.05%), 6.25%, 10/03/78(b)	USD	6,000	5,940,000
(USD Swap Semi 5 Year + 4.87%), 7.00%, 04/04/79(b)		5,249	5,326,377
Vue International Bidco plc, 7.88%, 07/15/20	GBP	2,104	2,732,819

			681,516,303

United States — 22.9%
3M Co., (EURIBOR 3 Month + 0.23%), 0.00%, 05/15/20(b)	EUR	3,110	3,495,201
Abbott Laboratories, 3.75%, 11/30/26	USD	18,277	18,999,352
AbbVie, Inc.:
2.90%, 11/06/22		15,060	15,029,116
3.75%, 11/14/23		27,090	27,809,690
4.25%, 11/14/28		36,359	37,135,756
AHS Hospital Corp., 5.02%, 07/01/45		3,780	4,424,954
Allergan Funding SCS, 3.80%, 03/15/25		47,215	47,830,492
Altria Group, Inc.:
2.85%, 08/09/22		30,115	30,043,609
4.00%, 01/31/24		15,060	15,540,858
3.80%, 02/14/24		9,823	9,997,725
4.40%, 02/14/26		10,172	10,455,163
4.80%, 02/14/29		20,975	21,623,228
5.95%, 02/14/49		12,135	13,021,520
6.20%, 02/14/59		21,835	23,506,766
Amazon.com, Inc., 3.15%, 08/22/27		32,575	32,794,430
Ambac Assurance Corp., 5.10%, 06/07/20(a)		1,407	1,977,419
American Airlines Group, Inc.:
5.50%, 10/01/19(a)		838	848,391
4.63%, 03/01/20(a)		10,610	10,669,947
5.18%, 08/15/23(d)		3,492	3,492,345
American Airlines Pass-Through Trust, 4.87%, 04/22/25(d)		4,136	4,136,000
American Airlines, Inc., Series 2017-2C, 5.18%, 10/15/23(d)		3,694	3,693,826
American Express Co., 3.40%, 02/22/24		36,045	36,625,092
American Tower Corp.:
5.00%, 02/15/24		15,280	16,444,258
3.38%, 05/15/24		52,720	53,091,420
Andeavor Logistics LP:
5.50%, 10/15/19		29,275	29,568,712
6.25%, 10/15/22		10,000	10,275,000
6.38%, 05/01/24		556	582,410
5.25%, 01/15/25		11,144	11,568,291
Antero Resources Corp.:
5.38%, 11/01/21		19,570	19,643,388
5.13%, 12/01/22		8,148	8,191,184
5.63%, 06/01/23		6,623	6,714,066
5.00%, 03/01/25		5,572	5,474,490
Aon Corp., 4.50%, 12/15/28		10,995	11,604,386
Aon plc, 3.88%, 12/15/25		5,805	5,992,530
Apple, Inc.:
2.40%, 05/03/23		7,530	7,457,318
2.85%, 05/11/24		29,235	29,322,251
4.50%, 02/23/36		11,300	12,668,568
3.85%, 05/04/43		7,530	7,605,529

Security		Par (000)	Value

United States (continued)
Aptiv plc, 4.35%, 03/15/29	USD	7,974	$8,092,728
Aramark International Finance SARL, 3.13%, 04/01/25	EUR	590	690,020
Arconic, Inc.:
6.15%, 08/15/20	USD	12,400	12,819,120
5.40%, 04/15/21		838	864,229
5.87%, 02/23/22		5,380	5,649,000
5.90%, 02/01/27		26,394	27,408,322
ARI Investments LLC, (LIBOR USD 1 Month + 2.90%), 5.38%, 01/06/25(b)(d)		8,095	8,094,821
Arrow Bidco LLC, 9.50%, 03/15/24(a)		16,599	16,453,759
Ashton Woods USA LLC(a):
6.88%, 02/15/21		14,185	14,202,731
6.75%, 08/01/25		2,857	2,599,870
9.88%, 04/01/27		18,106	18,468,120
AT&T, Inc.:
(EURIBOR 3 Month + 0.58%), 0.27%, 06/04/19(b)	EUR	920	1,032,763
(EURIBOR 3 Month + 0.40%), 0.09%, 08/03/20(b)		8,700	9,767,891
0.00%, 11/27/22(a)(m)	USD	1,000	893,124
(LIBOR USD 3 Month + 1.18%), 3.78%, 06/12/24(b)		18,285	18,138,450
3.40%, 05/15/25		30,562	30,241,594
4.13%, 02/17/26		16,880	17,255,104
4.35%, 03/01/29		80,380	82,113,875
Atmos Energy Corp., 4.13%, 03/15/49		9,860	10,206,009
Avantor, Inc.(a):
6.00%, 10/01/24		6,830	7,086,125
9.00%, 10/01/25		2,890	3,132,037
Avis Budget Finance plc:
4.13%, 11/15/24	EUR	1,001	1,166,383
4.75%, 01/30/26		3,884	4,449,025
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25		2,616	3,044,542
Banff Merger Sub, Inc., 8.38%, 09/01/26		5,760	6,380,475
Bank of America Corp.:
(EURIBOR 3 Month + 0.83%), 0.74%, 02/07/22(b)		29,583	33,560,115
3.30%, 01/11/23	USD	9,790	9,914,292
(EURIBOR 3 Month + 0.78%), 0.47%, 05/04/23(b)	EUR	1,460	1,643,389
(LIBOR USD 3 Month + 0.78%), 3.55%, 03/05/24(b)	USD	9,790	9,941,885
(LIBOR USD 3 Month + 0.94%), 3.86%, 07/23/24(b)		35,485	36,493,121
(LIBOR USD 3 Month + 0.97%), 3.46%, 03/15/25(b)		11,873	11,991,174
4.45%, 03/03/26		35,770	37,277,959
3.25%, 10/21/27		1,329	1,301,150
(LIBOR USD 3 Month + 1.37%), 3.59%, 07/21/28(b)		2,370	2,363,053
(LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/28(b)		4,020	3,930,953
(LIBOR USD 3 Month + 1.07%), 3.97%, 03/05/29(b)		69,580	70,845,988
(LIBOR USD 3 Month + 1.31%), 4.27%, 07/23/29(b)		79,612	82,894,122
(LIBOR USD 3 Month + 1.21%), 3.97%, 02/07/30(b)		35,722	36,409,219
Bank of America NA, 6.00%, 10/15/36		2,420	2,998,303
Bausch Health Cos., Inc.:
5.63%, 12/01/21(a)		12,695	12,697,539
6.50%, 03/15/22(a)		15,404	15,943,140
4.50%, 05/15/23	EUR	9,495	10,734,094
5.88%, 05/15/23(a)	USD	1,869	1,892,362
7.00%, 03/15/24(a)		12,758	13,497,964
5.50%, 11/01/25(a)		3,574	3,649,948
9.00%, 12/15/25(a)		5,905	6,414,602
Baylor Scott & White Holdings, 4.19%, 11/15/45		6,325	6,562,770
Beacon Roofing Supply, Inc., 6.38%, 10/01/23		366	380,640
Beazer Homes USA, Inc., 8.75%, 03/15/22		10,568	11,054,128
Belden, Inc.:
2.88%, 09/15/25	EUR	920	1,048,646
4.13%, 10/15/26		4,139	4,878,784
Berkshire Hathaway Energy Co., 6.13%, 04/01/36	USD	6,020	7,561,018
Blackstone CQP Holdco LP, 6.00%, 08/18/21(a)		194	193,030

25

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Boyd Gaming Corp.:
6.88%, 05/15/23	USD	17,278	$17,947,522
6.38%, 04/01/26		1,000	1,035,000
Brinker International, Inc., 5.00%, 10/01/24(a)		13,057	12,796,121
Bristow Group, Inc., 8.75%, 03/01/23(a)		16,525	11,898,000
Broadcom Corp.:
2.38%, 01/15/20		32,860	32,684,207
2.20%, 01/15/21		10,914	10,742,868
Broadcom, Inc.(a):
3.13%, 04/15/21		36,107	36,064,394
3.63%, 10/15/24		44,340	43,993,261
4.25%, 04/15/26		24,855	24,671,322
4.75%, 04/15/29		32,070	31,917,667
Bruin E&P Partners LLC, 8.88%, 08/01/23(a)		19,311	18,490,282
BWAY Holding Co., 5.50%, 04/15/24(a)		14,877	14,769,886
Callon Petroleum Co., 6.13%, 10/01/24		7,880	7,919,400
Calpine Corp.:
6.00%, 01/15/22(a)		7,520	7,604,600
5.38%, 01/15/23		8,090	8,100,112
5.88%, 01/15/24(a)		6,720	6,888,000
Capital One Financial Corp., 3.90%, 01/29/24		41,611	42,539,177
Cargill, Inc., 1.88%, 09/04/19	EUR	1,500	1,695,524
Carlson Travel, Inc.(a):
6.75%, 12/15/23	USD	8,210	8,210,000
9.50%, 12/15/24		575	553,437
Carpenter Technology Corp., 4.45%, 03/01/23		12,790	13,030,511
Carrizo Oil & Gas, Inc., 6.25%, 04/15/23		4,438	4,365,882
Caterpillar International Finance DAC, 0.75%, 10/13/20	EUR	600	680,973
CCO Holdings LLC:
5.25%, 09/30/22	USD	19,583	19,950,181
5.13%, 02/15/23		847	861,823
5.13%, 05/01/23(a)		845	864,849
5.75%, 01/15/24		423	434,104
CDK Global, Inc.:
3.80%, 10/15/19		10,556	10,556,000
5.00%, 10/15/24		3,702	3,800,843
Celgene Corp., 3.88%, 08/15/25		24,323	24,870,246
Centennial Resource Production LLC(a):
5.38%, 01/15/26		32,080	30,756,700
6.88%, 04/01/27		17,169	17,337,256
CenterPoint Energy, Inc., 3.85%, 02/01/24		13,750	14,022,162
Century Communities, Inc., 6.88%, 05/15/22		2,761	2,809,317
CenturyLink, Inc.:
Series S, 6.45%, 06/15/21		6,800	7,080,500
Series W, 6.75%, 12/01/23		15,325	15,995,469
Series Y, 7.50%, 04/01/24		8,500	8,988,750
Chaparral Energy, Inc., 8.75%, 07/15/23(a)		2,510	1,719,350
Charter Communications Operating LLC:
(LIBOR USD 3 Month + 1.65%), 4.39%, 02/01/24(b)		557	557,005
4.91%, 07/23/25		24,286	25,626,046
5.05%, 03/30/29		74,013	77,987,285
5.75%, 04/01/48		12,020	12,555,922
Cheniere Corpus Christi Holdings LLC:
7.00%, 06/30/24		15,711	17,734,577
5.88%, 03/31/25		3,048	3,314,700
5.13%, 06/30/27		24,504	25,698,570
Cheniere Energy Partners LP, 5.25%, 10/01/25		18,889	19,314,002
Cheniere Energy, Inc., 0.00% (0.00% Cash or 4.88% PIK), 05/28/21(a)(j)(l)		43,153	44,111,432
Chesapeake Energy Corp.:
(LIBOR USD 3 Month + 3.25%), 6.04%, 04/15/19(b)		2,051	2,048,949
6.63%, 08/15/20		20,577	21,117,146
6.13%, 02/15/21		760	782,800

Security		Par (000)	Value

United States (continued)
7.00%, 10/01/24	USD	7,541	$7,522,148
5.50%, 09/15/26(j)		5,438	5,038,819
CHRISTUS Health, Series C, 4.34%, 07/01/28		9,278	9,916,492
Cigna Corp.(a):
3.75%, 07/15/23		10,650	10,919,479
4.13%, 11/15/25		8,913	9,224,802
Cimarex Energy Co.:
4.38%, 06/01/24		26,830	27,869,989
4.38%, 03/15/29		7,161	7,369,583
Citibank NA:
(LIBOR USD 3 Month + 0.53%), 3.16%, 02/19/22(b)		35,235	35,376,014
3.65%, 01/23/24		89,225	92,061,763
Citigroup, Inc.:
1.38%, 10/27/21	EUR	14,764	17,134,446
3.30%, 04/27/25		968	965,647
(LIBOR USD 3 Month + 1.56%), 3.89%, 01/10/28(b)		1,509	1,532,366
(LIBOR USD 3 Month + 1.19%), 4.07%, 04/23/29(b)	USD	45,456	46,637,805
Citizens Bank NA, 3.25%, 02/14/22		7,090	7,155,429
Coca-Cola Co. (The):
(EURIBOR 3 Month + 0.20%), 0.00%, 03/08/21(b)	EUR	4,300	4,839,240
0.75%, 09/22/26		3,925	4,435,093
1.25%, 03/08/31		4,700	5,341,502
Colfax Corp., 3.25%, 05/15/25		1,750	2,005,072
Comcast Corp.:
3.70%, 04/15/24	USD	15,060	15,557,355
3.95%, 10/15/25		8,165	8,539,121
4.15%, 10/15/28		8,290	8,725,539
4.25%, 10/15/30		4,495	4,775,404
4.00%, 03/01/48		930	906,482
4.70%, 10/15/48		16,452	17,835,730
4.00%, 11/01/49		12,265	11,932,456
4.95%, 10/15/58		18,300	20,184,882
Commercial Metals Co.:
4.88%, 05/15/23		9,935	9,959,837
5.75%, 04/15/26		5,469	5,455,328
5.38%, 07/15/27		22,403	21,562,887
CommonSpirit Health, 4.35%, 11/01/42		4,455	4,276,344
Continental Resources, Inc.:
5.00%, 09/15/22		16,544	16,661,901
4.50%, 04/15/23		18,420	19,068,046
Cox Communications, Inc.(a):
3.25%, 12/15/22		9,790	9,857,959
3.50%, 08/15/27		5,109	4,998,676
Crown Castle International Corp., 3.65%, 09/01/27		24,065	23,663,610
Crown European Holdings SA:
2.25%, 02/01/23(a)	EUR	400	463,637
2.25%, 02/01/23		2,616	3,032,187
3.38%, 05/15/25		432	518,014
CSC Holdings LLC:
5.13%, 12/15/21(a)	USD	250	250,312
5.38%, 07/15/23(a)		15,650	15,943,437
5.25%, 06/01/24		360	365,400
6.63%, 10/15/25(a)		19,248	20,402,880
10.88%, 10/15/25(a)		28,409	32,798,191
CVR Refining LLC, 6.50%, 11/01/22		833	841,330
CVS Health Corp.:
3.50%, 07/20/22		11,300	11,445,370
3.70%, 03/09/23		15,060	15,302,171
4.10%, 03/25/25		24,708	25,366,333
4.30%, 03/25/28		39,605	40,129,824
Danaher Corp., 3.35%, 09/15/25		9,130	9,236,998
DaVita, Inc.:
5.75%, 08/15/22		7,660	7,803,625

26

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
5.13%, 07/15/24	USD	17,618	$17,397,775
DCP Midstream Operating LP:
2.70%, 04/01/19		5,283	5,283,000
5.35%, 03/15/20(a)		8,966	9,124,429
5.38%, 07/15/25		1,000	1,042,500
Dell International LLC(a):
4.42%, 06/15/21		8,260	8,474,430
5.88%, 06/15/21		11,015	11,221,483
7.13%, 06/15/24		995	1,055,050
4.00%, 07/15/24		17,235	17,338,200
4.90%, 10/01/26		13,160	13,357,538
8.35%, 07/15/46		4,652	5,614,805
Dell, Inc., 5.88%, 06/15/19		3,110	3,122,440
Delta Air Lines Pass-Through Trust, Series 2019-1, Class AA, 3.20%, 04/25/24		5,755	5,832,469
Delta Air Lines, Inc.:
2.88%, 03/13/20		7,739	7,724,835
3.63%, 03/15/22		7,213	7,253,767
Diamond BC BV, 5.63%, 08/15/25	EUR	672	704,064
Diamondback Energy, Inc.:
4.75%, 11/01/24(a)	USD	1,095	1,119,418
4.75%, 11/01/24		3,850	3,935,855
5.38%, 05/31/25		19,256	20,098,450
Dignity Health, 2.64%, 11/01/19		6,670	6,666,745
Discover Bank, (USD Swap Semi 5 Year + 1.73%), 4.68%, 08/09/28(b)		3,120	3,174,413
Discover Financial Services, 4.10%, 02/09/27		7,025	7,021,030
Discovery Communications LLC:
2.95%, 03/20/23		9,361	9,272,053
5.20%, 09/20/47		6,095	5,923,476
DISH DBS Corp., 7.88%, 09/01/19		854	864,675
Dow Chemical Co. (The), 5.55%, 11/30/48(a)		9,945	11,087,930
DowDuPont, Inc.:
4.21%, 11/15/23		15,060	15,748,713
4.49%, 11/15/25		8,990	9,575,984
5.42%, 11/15/48		11,019	12,569,289
DTE Energy Co., Series D, 3.70%, 08/01/23		5,665	5,799,418
Duke Energy Progress LLC, 3.45%, 03/15/29		3,455	3,539,446
Eldorado Resorts, Inc.:
7.00%, 08/01/23		803	840,267
6.00%, 04/01/25		1,000	1,012,500
EMC Corp., 2.65%, 06/01/20		860	853,509
Energen Corp., 4.63%, 09/01/21		30,166	30,429,952
Energizer Gamma Acquisition BV, 4.63%, 07/15/26	EUR	1,734	1,995,956
Energy Transfer Operating LP:
7.50%, 10/15/20	USD	16,254	17,305,069
4.25%, 03/15/23		11,742	12,046,907
4.50%, 04/15/24		6,640	6,923,174
5.25%, 04/15/29		50,220	53,852,731
Ensco Jersey Finance Ltd., 3.00%, 01/31/24(i)		2,840	2,190,518
Enterprise Products Operating LLC:
3.35%, 03/15/23		6,020	6,109,985
3.90%, 02/15/24		23,593	24,493,697
3.75%, 02/15/25		15,060	15,545,682
4.15%, 10/16/28		31,100	32,682,284
4.80%, 02/01/49		9,165	9,749,038
EQT Corp., 8.13%, 06/01/19		1,572	1,585,102
Equinix, Inc.:
5.38%, 01/01/22		1,685	1,729,231
5.38%, 04/01/23		9,362	9,525,835
2.88%, 03/15/24	EUR	5,426	6,282,446
5.75%, 01/01/25	USD	426	441,709
2.88%, 10/01/25	EUR	2,195	2,532,046

Security		Par (000)	Value

United States (continued)
5.88%, 01/15/26	USD	1,000	$1,053,450
2.88%, 02/01/26	EUR	400	462,136
ESH Hospitality, Inc., 5.25%, 05/01/25(a)	USD	3,010	2,989,923
Extraction Oil & Gas, Inc., 7.38%, 05/15/24(a)		8,705	7,268,675
FedEx Corp.:
4.40%, 01/15/47		10,555	9,916,959
4.05%, 02/15/48		1,385	1,242,946
4.95%, 10/17/48		37,347	38,474,087
Fidelity National Information Services, Inc., 3.00%, 08/15/26		13,390	12,828,288
Fifth Third Bancorp, 3.65%, 01/25/24		11,940	12,227,692
First Data Corp., 5.00%, 01/15/24(a)		37,790	38,767,816
Fiserv, Inc.:
3.80%, 10/01/23		12,000	12,299,444
4.20%, 10/01/28		2,945	3,033,530
Five Point Operating Co. LP, 7.88%, 11/15/25(a)		19,646	18,811,045
Ford Motor Credit Co. LLC:
2.43%, 06/12/20		5,750	5,674,526
3.16%, 08/04/20		5,750	5,709,274
(EURIBOR 3 Month + 0.43%), 0.12%, 05/14/21(b)	EUR	5,800	6,283,640
4.25%, 09/20/22	USD	16,980	16,860,376
(EURIBOR 3 Month + 0.42%), 0.11%, 12/07/22(b)	EUR	805	842,326
5.58%, 03/18/24	USD	27,961	28,360,034
3.82%, 11/02/27		11,700	10,215,343
Fox Corp.(a):
3.67%, 01/25/22		1,855	1,891,513
4.03%, 01/25/24		5,310	5,504,795
Freeport-McMoRan, Inc., 5.40%, 11/14/34		5,750	5,232,500
Frontier Communications Corp.(a):
8.50%, 04/01/26		5,341	4,967,130
8.00%, 04/01/27		5,132	5,298,790
Gates Global LLC, 6.00%, 07/15/22(a)		2,203	2,211,614
General Electric Co.:
(EURIBOR 3 Month + 0.30%), 0.00%, 05/28/20(b)	EUR	1,460	1,632,517
3.15%, 09/07/22	USD	4,240	4,224,597
General Motors Co.:
(LIBOR USD 3 Month + 0.90%), 3.50%, 09/10/21(b)		10,000	9,918,294
5.00%, 10/01/28		11,310	11,280,712
General Motors Financial Co., Inc.:
3.55%, 04/09/21		4,535	4,559,838
(EURIBOR 3 Month + 0.68%), 0.37%, 05/10/21(b)	EUR	1,460	1,636,052
4.20%, 11/06/21	USD	7,095	7,218,427
3.15%, 06/30/22		13,990	13,851,139
5.10%, 01/17/24		25,815	26,888,420
George Washington University (The), Series 2018, 4.13%, 09/15/48		11,870	12,441,248
Gilead Sciences, Inc.:
3.50%, 02/01/25		7,530	7,684,864
3.65%, 03/01/26		27,860	28,405,909
4.80%, 04/01/44		7,530	7,908,859
GLP Capital LP:
4.88%, 11/01/20		22,149	22,569,831
4.38%, 04/15/21		4,183	4,242,859
5.38%, 11/01/23		18,378	19,346,337
5.25%, 06/01/25		20,203	21,162,642
5.38%, 04/15/26		1,129	1,179,692
5.75%, 06/01/28		840	901,908
Goldman Sachs Group, Inc. (The):
2.50%, 10/18/21	EUR	14,764	17,548,881

27

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
5.75%, 01/24/22	USD	1,063	$1,140,044
(LIBOR USD 3 Month + 1.05%), 2.91%, 06/05/23(b)		7,225	7,141,520
(LIBOR USD 3 Month + 0.99%), 2.90%, 07/24/23(b)		1,430	1,414,036
3.50%, 11/16/26		24,796	24,464,938
3.85%, 01/26/27		10,216	10,255,859
(LIBOR USD 3 Month + 1.30%), 4.22%, 05/01/29(b)		18,610	19,019,410
Graphic Packaging International LLC, 4.75%, 04/15/21		277	280,462
Great Lakes Dredge & Dock Corp., 8.00%, 05/15/22		5,768	6,041,980
Halliburton Co.:
3.80%, 11/15/25		3,763	3,845,978
5.00%, 11/15/45		22,500	23,925,361
Hanesbrands Finance Luxembourg SCA, 3.50%, 06/15/24	EUR	885	1,057,277
HCA Healthcare, Inc., 6.25%, 02/15/21	USD	2,195	2,306,616
HCA, Inc.:
4.25%, 10/15/19		2,553	2,566,103
6.50%, 02/15/20		49,285	50,717,411
4.75%, 05/01/23		12,888	13,505,046
5.00%, 03/15/24		26,077	27,646,645
5.25%, 04/15/25		12,443	13,361,029
5.88%, 02/15/26		1,000	1,080,000
5.25%, 06/15/26		2,911	3,119,044
4.50%, 02/15/27		845	867,796
5.88%, 02/01/29		3,700	3,986,565
HD Supply, Inc., 5.38%, 10/15/26(a)		1,000	1,020,000
Herc Rentals, Inc.(a):
7.50%, 06/01/22		17,738	18,469,692
7.75%, 06/01/24		17,164	18,215,295
Hertz Corp. (The), 7.38%, 01/15/21		8,995	8,983,756
Hertz Holdings Netherlands BV, 5.50%, 03/30/23	EUR	7,644	8,850,281
Hilton Worldwide Finance LLC, 4.63%, 04/01/25	USD	1,305	1,318,050
Huntington National Bank (The), 3.13%, 04/01/22		5,719	5,761,826
Huntsman International LLC:
5.13%, 11/15/22		5,549	5,791,769
4.50%, 05/01/29		5,553	5,539,533
Hyundai Capital America, 3.95%, 02/01/22(a)		18,183	18,447,472
Informatica LLC, 7.13%, 07/15/23(a)		9,290	9,464,188
Intelsat SA, 4.50%, 06/15/25(a)(j)		1,345	1,600,605
Intercontinental Exchange, Inc.:
3.75%, 12/01/25		1,010	1,048,920
3.75%, 09/21/28		4,615	4,780,891
International Business Machines Corp.:
0.88%, 01/31/25	EUR	25,240	28,825,888
1.25%, 01/29/27		21,190	24,406,083
1.75%, 01/31/31		9,845	11,524,755
International Game Technology plc:
6.25%, 02/15/22(a)	USD	12,358	12,836,873
4.75%, 02/15/23	EUR	4,641	5,657,374
3.50%, 07/15/24		1,364	1,573,980
Interpublic Group of Cos., Inc. (The), 4.65%, 10/01/28	USD	13,810	14,377,132
IQVIA, Inc.:
3.25%, 03/15/25(a)	EUR	1,050	1,202,854
3.25%, 03/15/25		6,639	7,605,471
Iron Mountain UK plc, 3.88%, 11/15/25	GBP	1,819	2,252,651
Iron Mountain US Holdings, Inc., 5.38%, 06/01/26(a)	USD	3,925	3,856,313

Security		Par (000)	Value

United States (continued)
Iron Mountain, Inc.:
4.38%, 06/01/21(a)	USD	2,250	$2,261,250
6.00%, 08/15/23		2,687	2,757,534
3.00%, 01/15/25	EUR	7,192	8,107,738
Jagged Peak Energy LLC, 5.88%, 05/01/26	USD	8,197	8,127,735
John Deere Capital Corp., 3.45%, 03/07/29		9,840	10,114,776
JPMorgan Chase & Co.:
2.63%, 04/23/21	EUR	11,131	13,176,936
4.50%, 01/24/22	USD	12,800	13,389,370
3.25%, 09/23/22		15,060	15,270,727
(LIBOR USD 3 Month + 0.73%), 3.56%, 04/23/24(b)		34,000	34,580,079
(LIBOR USD 3 Month + 0.89%), 3.80%, 07/23/24(b)		5,629	5,779,800
(LIBOR USD 3 Month + 1.34%), 3.78%, 02/01/28(b)		37,355	38,053,729
(LIBOR USD 3 Month + 1.12%), 4.01%, 04/23/29(b)		36,350	37,335,858
(LIBOR USD 3 Month + 1.26%), 4.20%, 07/23/29(b)		33,465	34,909,789
(LIBOR USD 3 Month + 1.33%), 4.45%, 12/05/29(b)		64,849	69,024,711
5.40%, 01/06/42		3,000	3,555,430
Kaiser Aluminum Corp., 5.88%, 05/15/24		16,741	17,201,378
Kaiser Foundation Hospitals:
3.50%, 04/01/22		7,365	7,567,316
4.15%, 05/01/47		1,791	1,898,487
KAR Auction Services, Inc., 5.13%, 06/01/25(a)		534	527,993
KB Home:
8.00%, 03/15/20		443	461,384
7.63%, 05/15/23		4,682	5,097,528
Keurig Dr. Pepper, Inc., 4.06%, 05/25/23(a)		8,010	8,240,104
KFC Holding Co., 5.00%, 06/01/24(a)		15,425	15,733,500
Kinder Morgan Energy Partners LP:
3.50%, 03/01/21		7,525	7,593,795
5.80%, 03/01/21		3,765	3,959,404
Kinder Morgan, Inc., 5.55%, 06/01/45		11,625	12,678,563
KLA-Tencor Corp., 4.10%, 03/15/29		2,668	2,715,346
Kraft Heinz Foods Co.:
3.50%, 06/06/22		2,521	2,548,503
5.00%, 06/04/42		2,623	2,480,685
Lam Research Corp.:
3.75%, 03/15/26		3,140	3,196,854
4.00%, 03/15/29		4,375	4,465,060
Lamar Media Corp., 5.38%, 01/15/24		1,672	1,713,800
Lennar Corp.:
4.50%, 06/15/19		4,191	4,191,000
4.50%, 11/15/19		3,680	3,684,600
2.95%, 11/29/20		55	54,656
8.38%, 01/15/21		2,042	2,205,360
4.75%, 04/01/21		1,224	1,246,950
4.75%, 11/15/22		32,238	33,118,098
4.88%, 12/15/23		3,655	3,764,650
4.50%, 04/30/24		1,000	1,015,000
5.88%, 11/15/24		10,976	11,648,280
5.25%, 06/01/26		172	176,945
Level 3 Financing, Inc.:
6.13%, 01/15/21		1,280	1,289,856
5.38%, 08/15/22		12,121	12,181,605
5.63%, 02/01/23		2,945	2,978,131
5.38%, 01/15/24		1,000	1,018,600
LGI Homes, Inc., 6.88%, 07/15/26(a)		1,600	1,596,000
Lions Gate Capital Holdings LLC, 5.88%, 11/01/24(a)		3,091	3,179,866
LKQ Italia Bondco SpA, 3.88%, 04/01/24		1,388	1,660,529
Lockheed Martin Corp.:
3.55%, 01/15/26		6,288	6,489,681

28

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
3.80%, 03/01/45	USD	1,395	$1,378,245
4.09%, 09/15/52		25,855	26,268,093
Marathon Oil Corp., 3.85%, 06/01/25		4,329	4,382,368
Marsh & McLennan Cos., Inc.:
3.50%, 12/29/20		2,795	2,832,167
3.88%, 03/15/24		4,070	4,221,428
4.38%, 03/15/29		17,855	18,894,057
1.98%, 03/21/30	EUR	7,390	8,489,416
4.90%, 03/15/49	USD	7,200	7,883,773
Masonite International Corp.(a):
5.63%, 03/15/23		13,528	13,832,380
5.75%, 09/15/26		350	357,000
Massachusetts Institute of Technology, 3.96%, 07/01/38		8,375	8,951,939
MassMutual Global Funding II, 3.40%, 03/08/26(a)		13,300	13,513,657
McDonald’s Corp.:
0.50%, 01/15/21	EUR	1,500	1,699,672
3.35%, 04/01/23	USD	15,060	15,369,377
3.70%, 01/30/26		14,435	14,901,654
3.80%, 04/01/28		7,529	7,770,397
4.70%, 12/09/35		1,640	1,757,756
4.88%, 12/09/45		15,438	16,698,890
Medtronic Global Holdings SCA:
1.13%, 03/07/27	EUR	2,850	3,291,136
1.63%, 03/07/31		4,260	4,993,164
2.25%, 03/07/39		3,570	4,351,770
Merck & Co., Inc., 3.40%, 03/07/29	USD	19,805	20,317,979
Mercy Health, Series 2018, 4.30%, 07/01/28		3,502	3,766,909
Meritor, Inc., 6.25%, 02/15/24		10,523	10,812,383
Metropolitan Life Global Funding I, 3.38%, 01/11/22(a)		6,640	6,737,895
MGM Growth Properties Operating Partnership LP, 5.63%, 05/01/24		20,264	21,074,560
MGM Resorts International:
5.25%, 03/31/20		415	422,781
4.63%, 09/01/26		1,000	972,500
Micron Technology, Inc.:
4.64%, 02/06/24		13,217	13,558,354
5.33%, 02/06/29		20,000	20,525,484
Mid-America Apartments LP, 3.95%, 03/15/29		10,736	10,908,226
Mondelez International, Inc., 2.38%, 01/26/21	EUR	700	819,150
Montefiore Obligated Group, Series 18-C, 5.25%, 11/01/48	USD	10,334	10,797,254
Morgan Stanley:
5.38%, 08/10/20	EUR	7,450	8,974,622
2.38%, 03/31/21		29,655	34,848,933
2.75%, 05/19/22	USD	15,060	14,968,972
3.13%, 01/23/23		8,290	8,315,284
(LIBOR USD 3 Month + 0.85%), 3.74%, 04/24/24(b)		38,855	39,629,130
(LIBOR USD 3 Month + 1.14%), 3.77%, 01/24/29(b)		95,415	95,762,063
(LIBOR USD 3 Month + 1.63%), 4.43%, 01/23/30(b)		90,556	95,376,033
MPT Operating Partnership LP, 3.33%, 03/24/25	EUR	2,649	3,074,012
NBCUniversal Media LLC, 4.45%, 01/15/43	USD	7,530	7,798,742
NCR Corp., 5.00%, 07/15/22		3,736	3,726,660
Netflix, Inc., 4.63%, 05/15/29	EUR	1,400	1,675,752
Newfield Exploration Co.:
5.63%, 07/01/24	USD	29,045	31,722,949

Security		Par (000)	Value

United States (continued)
5.38%, 01/01/26	USD	33,455	$36,051,553
NextEra Energy Capital Holdings, Inc., Series H, 3.34%, 09/01/20		8,535	8,596,898
NGPL PipeCo LLC(a):
4.38%, 08/15/22		14,277	14,455,463
4.88%, 08/15/27		560	565,600
7.77%, 12/15/37		21,468	25,761,600
Nielsen Finance LLC:
4.50%, 10/01/20		310	309,613
5.00%, 04/15/22(a)		14,828	14,642,650
Northern Oil and Gas, Inc., 8.50% (8.50% Cash or 1.00% PIK), 05/15/23(l)		4,135	4,274,879
NRG Energy, Inc.:
6.25%, 05/01/24		417	430,553
2.75%, 06/01/48(a)(j)		7,928	9,015,939
NVIDIA Corp., 3.20%, 09/16/26		1,935	1,927,057
Oasis Petroleum, Inc., 6.88%, 03/15/22		14,386	14,529,860
Ochsner Clinic Foundation, 5.90%, 05/15/45		5,126	6,426,599
Oracle Corp.:
2.25%, 01/10/21	EUR	1,200	1,403,670
2.95%, 11/15/24	USD	16,915	16,945,660
6.13%, 07/08/39		7,530	9,661,180
5.38%, 07/15/40		7,530	8,919,041
Outfront Media Capital LLC:
5.25%, 02/15/22		1,409	1,423,090
5.63%, 02/15/24		549	563,411
5.88%, 03/15/25		250	256,250
Pacific Drilling First Lien Escrow Issuer Ltd., 8.38%, 10/01/23(a)		13,266	13,467,378
PacifiCorp, 3.50%, 06/15/29		9,445	9,651,527
Panther BF Aggregator 2 LP:
4.38%, 05/15/26	EUR	9,806	11,204,588
8.50%, 05/15/27(a)	USD	7,900	7,919,750
Parsley Energy LLC(a):
6.25%, 06/01/24		17,007	17,580,986
5.38%, 01/15/25		19,784	19,734,540
5.25%, 08/15/25		4,255	4,191,175
PeaceHealth Obligated Group, Series 2018, 4.79%, 11/15/48		2,876	3,280,751
Penske Truck Leasing Co. LP, 3.65%, 07/29/21(a)		14,059	14,249,013
Philip Morris International, Inc., 1.75%, 03/19/20	EUR	430	490,800
Plains All American Pipeline LP, 2.60%, 12/15/19	USD	2,800	2,790,145
Post Holdings, Inc., 5.50%, 03/01/25(a)		18,687	18,897,229
Prime Security Services Borrower LLC, 9.25%, 05/15/23(a)		13,905	14,600,250
Providence St. Joseph Health Obligated Group, Series A, 3.93%, 10/01/48		7,460	7,484,048
Prudential Financial, Inc., (LIBOR USD 3 Month + 4.18%), 5.87%, 09/15/42(b)		3,795	4,013,213
Public Service Co. of Colorado, 4.05%, 09/15/49		9,760	10,179,213
PulteGroup, Inc.:
4.25%, 03/01/21		425	429,781
5.50%, 03/01/26		9,803	10,097,090
5.00%, 01/15/27		556	551,830
7.88%, 06/15/32		10,834	12,188,250
6.00%, 02/15/35		141	135,184
PVH Corp., 3.13%, 12/15/27	EUR	3,182	3,623,995
Quicken Loans, Inc.(a):
5.75%, 05/01/25	USD	38,619	38,754,167
5.25%, 01/15/28		1,000	936,250

29

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Realogy Group LLC, 9.38%, 04/01/27(a)	USD	1,092	$1,117,935
Refinitiv US Holdings, Inc.:
4.50%, 05/15/26	EUR	4,961	5,599,505
6.88%, 11/15/26		5,362	5,894,527
8.25%, 11/15/26(a)	USD	1,940	1,903,625
Resolute Energy Corp., 8.50%, 05/01/20		25,434	25,434,000
Reynolds Group Issuer, Inc.:
6.87%, 02/15/21		1,957	1,964,583
5.13%, 07/15/23(a)		1,000	1,016,250
7.00%, 07/15/24(a)		418	430,592
Rite Aid Corp., 6.13%, 04/01/23(a)		4,855	4,005,375
Rockies Express Pipeline LLC, 5.63%, 04/15/20(a)		32,928	33,627,720
Rockwell Automation, Inc., 3.50%, 03/01/29		5,524	5,684,500
Ryder System, Inc., 3.65%, 03/18/24		8,405	8,573,127
Sabine Pass Liquefaction LLC:
6.25%, 03/15/22		846	914,251
5.63%, 04/15/23		2,292	2,484,208
5.75%, 05/15/24		33,270	36,664,544
5.63%, 03/01/25		10,984	12,071,403
5.88%, 06/30/26		13,615	15,143,724
Sable International Finance Ltd., 6.88%, 08/01/22(a)		7,900	8,225,875
Sable Permian Resources Land LLC, 13.00%, 11/30/20(a)		21,980	21,760,200
Sabre GLBL, Inc.(a):
5.38%, 04/15/23		9,780	10,023,718
5.25%, 11/15/23		8,729	8,903,580
Schlumberger Holdings Corp., 3.75%, 05/01/24(a)		11,010	11,250,661
Scientific Games International, Inc.:
10.00%, 12/01/22		24,674	25,928,673
3.38%, 02/15/26	EUR	1,000	1,081,928
SEACOR Holdings, Inc., 3.25%, 05/15/30(j)	USD	12,666	11,455,777
Sealed Air Corp., 4.50%, 09/15/23	EUR	745	933,866
Shea Homes LP, 5.88%, 04/01/23(a)	USD	154	151,690
Silgan Holdings, Inc., 3.25%, 03/15/25	EUR	1,090	1,262,201
Silversea Cruise Finance Ltd., 7.25%, 02/01/25(a)	USD	8,502	9,194,913
Southern Baptist Hospital of Florida, Inc., 4.86%, 07/15/45		5,165	5,840,703
Spectra Energy Partners LP, 4.75%, 03/15/24		18,300	19,456,345
Sprint Capital Corp., 6.90%, 05/01/19		1,815	1,819,538
Sprint Communications, Inc., 7.00%, 03/01/20(a)		10,133	10,398,991
Sprint Corp.:
7.88%, 09/15/23		11,592	12,142,620
7.13%, 06/15/24		416	422,240
7.63%, 03/01/26		8,785	8,903,598
Sprint Spectrum Co. LLC(a):
3.36%, 09/20/21		57,955	57,937,613
4.74%, 03/20/25		9,055	9,156,869
SSM Health Care Corp., Series 2018, 3.69%, 06/01/23		22,510	23,092,915
Standard Industries, Inc., 6.00%, 10/15/25(a)		34,482	36,105,757
Stanley Black & Decker, Inc., 3.40%, 03/01/26		11,759	11,902,600
Staples, Inc., 8.50%, 09/15/25(a)		8,865	9,673,931
State Street Corp.:
3.70%, 11/20/23		3,775	3,941,927
(LIBOR USD 3 Month + 0.77%), 3.78%, 12/03/24(b)		16,810	17,457,565
Steel Dynamics, Inc.:
5.13%, 10/01/21		21,130	21,314,887
5.25%, 04/15/23		833	846,536

Security		Par (000)	Value

United States (continued)
5.50%, 10/01/24	USD	19,248	$19,873,560
4.13%, 09/15/25		185	180,838
5.00%, 12/15/26		6,635	6,775,994
Summit Materials LLC, 6.13%, 07/15/23		2,449	2,500,062
Sunoco Logistics Partners Operations LP, 4.25%, 04/01/24		3,701	3,801,357
Sunoco LP:
4.88%, 01/15/23		16,236	16,494,152
5.50%, 02/15/26		1,560	1,544,400
5.88%, 03/15/28		10,464	10,385,520
SunTrust Bank, (LIBOR USD 3 Month + 0.74%), 3.69%, 08/02/24(b)		9,780	10,029,482
Sutter Health, Series 2018, 3.70%, 08/15/28		9,423	9,831,054
Synchrony Financial:
4.38%, 03/19/24		12,880	13,046,078
5.15%, 03/19/29		10,657	10,837,059
Talen Energy Supply LLC:
9.50%, 07/15/22(a)		6,902	7,419,650
6.50%, 06/01/25		12,477	10,979,760
10.50%, 01/15/26(a)		6,453	6,727,253
Talos Production LLC, 11.00%, 04/03/22		14,140	14,882,350
Targa Resources Partners LP:
6.75%, 03/15/24		371	388,622
5.13%, 02/01/25		427	435,540
5.88%, 04/15/26(a)		1,000	1,057,000
6.50%, 07/15/27(a)		1,789	1,929,884
Taylor Morrison Communities, Inc., 5.25%, 04/15/21(a)		6,860	6,853,483
Tenet Healthcare Corp.:
4.75%, 06/01/20		550	556,875
6.00%, 10/01/20		31,008	32,132,040
4.50%, 04/01/21		571	579,565
Toledo Hospital (The), 5.75%, 11/15/38		16,288	17,917,008
Toll Brothers Finance Corp.:
4.38%, 04/15/23		8,500	8,510,625
4.88%, 11/15/25		4,261	4,287,631
Total System Services, Inc., 3.80%, 04/01/21		9,670	9,817,921
TransDigm, Inc.:
6.00%, 07/15/22		16,459	16,726,459
6.50%, 07/15/24		5	5,137
6.25%, 03/15/26(a)		18,908	19,692,682
Transocean Guardian Ltd., 5.88%, 01/15/24(a)		3,174	3,221,869
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24(a)		25,189	26,511,212
Transocean Proteus Ltd., 6.25%, 12/01/24(a)		2,939	3,016,354
TRI Pointe Group, Inc.:
4.38%, 06/15/19		2,682	2,685,352
4.88%, 07/01/21		3,731	3,735,664
5.25%, 06/01/27		677	622,840
Trinity Health Corp., 4.13%, 12/01/45		4,000	4,034,174
Tyson Foods, Inc.:
4.00%, 03/01/26		5,978	6,113,844
4.35%, 03/01/29		30,773	31,815,244
UGI International LLC, 3.25%, 11/01/25	EUR	1,581	1,837,776
Union Pacific Corp.:
3.15%, 03/01/24	USD	7,254	7,361,735
3.70%, 03/01/29		13,306	13,673,264
4.30%, 03/01/49		5,023	5,191,709
United Airlines Pass-Through Trust:
Series 2013-1, Class B, 5.38%, 08/15/21		14,410	14,776,651
Series 2019-1, Class AA, 4.15%, 08/25/31		13,647	14,129,508
United Rentals North America, Inc.:
4.63%, 07/15/23		550	558,594

30

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
5.75%, 11/15/24	USD	11,637	$11,957,017
5.50%, 07/15/25		7,480	7,648,300
United Technologies Corp.:
(EURIBOR 3 Month + 0.20%), 0.00%, 05/18/20(b)	EUR	1,500	1,682,642
3.10%, 06/01/22	USD	15,060	15,157,169
3.65%, 08/16/23		39,180	40,216,810
2.80%, 05/04/24		11,590	11,444,137
3.95%, 08/16/25		14,870	15,443,714
2.65%, 11/01/26		3,540	3,366,927
4.13%, 11/16/28		28,330	29,432,495
UnitedHealth Group, Inc.:
3.70%, 12/15/25		8,285	8,620,333
4.25%, 06/15/48		10,460	11,004,150
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48		6,490	6,325,926
University of Southern California, 3.03%, 10/01/39		942	884,598
Valero Energy Corp., 4.00%, 04/01/29		10,155	10,247,656
Valvoline, Inc., 5.50%, 07/15/24		9,621	9,789,368
Vantiv LLC:
3.88%, 11/15/25(a)	GBP	1,648	2,234,012
3.88%, 11/15/25		4,900	6,642,391
Venator Finance SARL, 5.75%, 07/15/25(a)	USD	5,917	5,177,375
Ventas Realty LP:
3.50%, 04/15/24		20,240	20,478,864
4.40%, 01/15/29		3,670	3,821,738
VeriSign, Inc.:
4.63%, 05/01/23		43,306	43,901,458
5.25%, 04/01/25		1,000	1,047,500
Verizon Communications, Inc.:
3.38%, 02/15/25		12,325	12,470,147
4.13%, 03/16/27		2,071	2,168,780
4.33%, 09/21/28		40,460	42,787,924
3.88%, 02/08/29		3,660	3,747,597
4.27%, 01/15/36		3,770	3,813,150
5.01%, 04/15/49		12,603	13,759,844
4.67%, 03/15/55		62,050	63,217,691
Viacom, Inc., (LIBOR USD 3 Month + 3.90%), 5.87%, 02/28/57(b)		6,008	5,827,760
Vistra Energy Corp.:
7.38%, 11/01/22		29,169	30,262,837
5.88%, 06/01/23		3,354	3,429,465
7.63%, 11/01/24		5,351	5,658,790
Walgreens Boots Alliance, Inc., 3.80%, 11/18/24		10,446	10,646,376
Walmart, Inc.:
2.65%, 12/15/24		30,173	30,093,559
3.70%, 06/26/28		14,875	15,668,065
Washington Mutual Escrow Bonds(d)(g)(n):
0.00%, 11/06/09		45,161	5
0.00%, 09/19/17(m)		2,631	—
0.00%, 09/21/17(o)		25,126	2
0.00%, 09/21/17(m)		15,753	2
0.00%, 10/03/17(o)		14,745	1
Weatherford International Ltd., 5.13%, 09/15/20		4,285	3,770,800
Weekley Homes LLC:
6.00%, 02/01/23		10,744	10,341,100
6.63%, 08/15/25		5,948	5,680,340
Wells Fargo & Co.:
3.50%, 03/08/22		15,060	15,340,995
3.75%, 01/24/24		155,660	160,186,180
3.55%, 09/29/25		29,900	30,392,087

Security		Par (000)	Value

United States (continued)
3.00%, 04/22/26	USD	14,510	$14,177,558
4.15%, 01/24/29		47,827	49,995,167
Wells Fargo Bank NA, 3.63%, 10/22/21		30,990	31,570,753
Welltower, Inc.:
3.63%, 03/15/24		5,611	5,707,486
4.13%, 03/15/29		10,375	10,583,211
WESCO Distribution, Inc., 5.38%, 12/15/21		1,500	1,515,000
Wesleyan University, 4.78%, 07/01/2116		7,060	7,438,720
Whirlpool Corp., 0.63%, 03/12/20	EUR	1,500	1,692,085
Whiting Petroleum Corp., 1.25%, 04/01/20(j)	USD	2,733	2,641,887
Williams Cos., Inc. (The):
4.00%, 09/15/25		7,592	7,797,488
3.75%, 06/15/27		3,024	3,002,106
8.75%, 03/15/32		7,525	10,470,881
WMG Acquisition Corp., 4.13%, 11/01/24	EUR	8,390	9,861,700
XPO Logistics, Inc.(a):
6.50%, 06/15/22	USD	290	295,437
6.13%, 09/01/23		747	752,603
Zayo Group LLC:
6.00%, 04/01/23		10,815	10,950,188
6.38%, 05/15/25		3,760	3,778,800
Zekelman Industries, Inc., 9.88%, 06/15/23(a)		1,027	1,091,188

			7,578,410,645

Vietnam — 0.1%(i)
No Va Land Investment Group Corp., 5.50%, 04/27/23		15,100	13,854,250
Vinpearl JSC, 3.50%, 06/14/23		8,000	8,560,896

			22,415,146

Zambia — 0.0%
First Quantum Minerals Ltd., 6.50%, 03/01/24(a)		4,000	3,736,740

Total Corporate Bonds — 38.1% (Cost: $12,594,910,464)			12,630,378,072

Floating Rate Loan Interests — 3.1%(o)

Brazil — 0.0%
Samarco Mineracao SA, Term Loan, (LIBOR USD 3 Month + 0.00%), 3.89%, 12/02/25(d)(g)(n)		10,000	5,650,000

Canada — 0.1%
1011778 BC ULC, Term Loan, (LIBOR USD 1 Month + 2.25%), 4.75%, 02/16/24		14,418	14,177,940

Denmark — 0.0%
Evergood 4 ApS, Term Loan B, (EURIBOR 3 Month + 3.00%), 3.00%, 02/06/25	EUR	2,646	2,922,196
TDC A/S, Term Loan, 06/04/25(p)		5,783	6,471,611

			9,393,807

France — 0.1%
Altice France SA, Term Loan:
07/31/25(p)		7,339	7,873,615
(LIBOR USD 1 Month + 4.00%), 6.48% , 08/14/26	USD	4,000	3,824,000
Altice France SA, Term Loan B, (EURIBOR 3 Month + 3.00%), 3.00%, 01/31/26	EUR	1,995	2,138,542
Flamingo LUX II, 1st Lien Term Loan B, (EURIBOR 3 Month + 3.00%), 3.00%, 09/07/23		1,500	1,667,061
HomeVi SAS, Term Loan, (EURIBOR 3 Month + 3.00%), 3.00%, 10/31/24		3,000	3,326,785
Oberthur Technologies SA, Facility B Term Loan, (EURIBOR 3 Month + 3.75%), 3.75%, 01/10/24		2,000	2,204,239

31

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

France (continued)
THOM Europe SAS, Term Loan, (EURIBOR 3 Month + 4.25%), 4.25%, 08/07/24	EUR	1,500	$1,643,723
Verallia SA, Term Loan, (EURIBOR 1 Month + 2.75%), 2.75%, 08/01/25		1,000	1,107,492

			23,785,457

Germany — 0.1%
HENSOLDT Holding GmbH, Term Loan B3, (EURIBOR 3 Month + 3.25%), 3.25%, 02/28/24		1,000	1,095,984
LSF10 XL Bidco SCA, Term Loan, (EURIBOR 3 Month + 4.00%), 4.00%, 04/11/24		1,000	1,108,715
Rain Carbon GmbH, Term Loan, (EURIBOR 6 Month + 3.00%), 3.00%, 12/11/24		2,500	2,678,178
Springer Science+business Media LLC, Term Loan B14, (EURIBOR 3 Month + 3.25%), 3.75%, 08/15/22		4,364	4,866,553
TigerLuxOne SARL, Term Loan, (EURIBOR 3 Month + 4.50%), 5.50%, 02/22/24		2,450	2,760,875

			12,510,305

Indonesia — 0.0%
MNC Sky Vision Tbk PT, Term Loan, (LIBOR USD 6 Month + 4.25%), 8.99%, 11/07/19(d)	USD	8,250	7,837,500

Isle of Man — 0.0%
GVC Holdings plc, Term Loan, 03/29/24(p)	GBP	2,500	3,232,388

Luxembourg — 0.1%
Allnex (Luxembourg) & Cy SCA, Term Loan B1, (EURIBOR 3 Month + 3.25%), 3.25%, 09/13/23	EUR	1,475	1,638,636
Gol Luxco SA, Term Loan, (LIBOR USD 6 Month + 6.50%), 6.50%, 08/31/20	USD	31,442	31,520,605
Intelsat Jackson Holdings SA, Term Loan, (LIBOR USD 1 Month + 3.75%), 6.24%, 11/27/23		3,435	3,380,246
ION Trading Technologies SARL, Term Loan, (EURIBOR 3 Month + 3.25%), 4.25%, 11/21/24	EUR	1,476	1,619,654
Logoplaste USA, Inc., Term Loan B, (EURIBOR 3 Month + 0.00%), 3.50%, 10/04/23		1,700	1,884,720
LSF10 XL Bidco SCA, Term Loan B, (EURIBOR 3 Month + 4.00%), 4.00%, 04/11/24		1,333	1,477,968
Mallinckrodt International Finance SA, 1st Lien Term Loan B, (LIBOR USD 3 Month + 2.75%), 5.35%, 09/24/24	USD	4,006	3,717,906

			45,239,735

Netherlands — 0.1%
Action Holding BV, Term Loan B, (EURIBOR 3 Month + 3.25%), 3.25%, 03/07/25	EUR	2,500	2,749,073
Bach Finance Ltd., Term Loan, (EURIBOR 3 Month + 3.25%), 3.25%, 08/30/24		2,000	2,209,489
Sapphire Bidco BV, Term Loan B, (EURIBOR 3 Month + 3.25%), 3.25%, 05/05/25		2,500	2,710,737
Stars Group Holdings BV, Term Loan, (LIBOR USD 3 Month + 3.50%), 6.10%, 07/10/25	USD	29,227	29,147,670
TMF Group Holding BV, 2nd Lien Term Loan, (EURIBOR 3 Month + 6.88%), 6.88%, 05/04/26	EUR	1,500	1,581,667

			38,398,636

Security		Par (000)	Value

Norway — 0.0%
Silk Bidco AS, 1st Lien Term Loan B, (EURIBOR 6 Month + 3.75%), 3.75%, 02/24/25	EUR	2,500	$2,746,549

Poland — 0.0%
Pfleiderer Group SA, Term Loan, (EURIBOR 1 Month + 5.00%), 5.00%, 08/01/24		6,000	6,726,327

Spain — 0.1%
Dorna Sports SL, 1st Lien Term Loan, (EURIBOR 6 Month + 2.75%), 2.75%, 05/03/24		3,826	4,208,662
Promotora de Informaciones SA, 1st Lien Term Loan 2, 11/30/22(p)		11,444	12,394,408
Promotora de Informaciones SA, Term Loan, 12/31/22(p)		1,334	1,429,948

			18,033,018

Sweden — 0.0%
Diaverum AB, 1st Lien Term Loan B, (EURIBOR 6 Month + 3.25%), 3.25%, 07/04/24		3,500	3,859,263
Verisure Holding AB, 1st Lien Term Loan B, (EURIBOR 3 Month + 3.50%), 3.50%, 10/21/22		4,000	4,461,783
Verisure Holding AB, Term Loan B1, (EURIBOR 3 Month + 3.00%), 3.00%, 10/21/22		3,300	3,647,322

			11,968,368

Switzerland — 0.0%
Swissport Financing SARL, Term Loan, (EURIBOR 3 Month + 4.38%), 4.38%, 02/09/22		4,681	5,252,349
Swissport Investments AG, Term Loan, 02/08/22(p)		2,000	2,249,109

			7,501,458

United Kingdom — 0.1%
EG Group Ltd., Term Loan B1, (EURIBOR 3 Month + 4.00%), 4.00%, 02/07/25		2,975	3,265,880
GVC Holdings plc, Term Loan, (EURIBOR 6 Month + 2.75%), 2.75%, 03/02/23		1,500	1,676,837
New Look Finance Ltd., Term Loan, (LIBOR GBP 1 Month + 12.00%), 12.73%, 12/30/24	GBP	323	420,373
Theramex SpA, Term Loan, (EURIBOR 3 Month + 4.00%), 4.00%, 01/31/25	EUR	2,500	2,759,505
Vue Technology, Inc., Term Loan, 12/20/25(d)(p)		11,000	11,999,920

			20,122,515

United States — 2.4%
Aligned Energy LLC, Term Loan, 09/10/23(p)	USD	40,000	40,000,000
Allegiant Travel Co., Term Loan, (LIBOR USD 6 Month + 0.00%), 7.23%, 02/05/24		19,573	19,475,135
Ascend Performance Materials Operations LLC, 1st Lien Term Loan B, (LIBOR USD 1 Month + 5.25%), 7.75%, 08/12/22		1,969	1,963,641
BCP Raptor II LLC, Term Loan, (LIBOR USD 3 Month + 4.75%), 7.37%, 10/22/25		26,543	25,030,049
Beacon Roofing Supply, Inc., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.75%, 01/02/25		10,218	9,945,282
Caliber Home Loans, Inc., Term Loan, (LIBOR USD 6 Month + 0.00%), 0.00% - 5.60%, 04/24/21(d)		38,289	38,193,078
California Resources Corp., Term Loan:
(LIBOR USD 1 Month + 10.38%), 12.87%, 12/31/21		21,090	22,210,512

32

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
(LIBOR USD 1 Month + 4.75%), 7.25%, 12/31/22	USD	23,249	$22,827,728
Charter Communications Operating LLC, Term Loan, (LIBOR USD 1 Month + 1.50%), 4.00%, 03/31/23		19,023	18,722,264
Charter Communications Operating LLC, Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.50%, 04/30/25		9,924	9,849,538
Chemours Co. (The), Tranche B2 Term Loan, (EURIBOR 3 Month + 2.00%), 2.50%, 04/03/25	EUR	2,708	3,033,861
Chimera Special Holding LLC, Term Loan, (LIBOR USD 6 Month + 2.00%), 4.48%, 10/06/19(d)	USD	92,212	92,211,793
Dell International LLC, Term Loan, (LIBOR USD 1 Month + 2.00%), 4.50%, 09/07/23		8,975	8,866,538
Foundation Building Materials, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.00%), 5.50%, 08/13/25		10,863	10,631,941
Gates Global LLC, Term Loan, (EURIBOR 3 Month + 3.00%), 3.00%, 04/01/24	EUR	1,476	1,636,916
Goldman Sachs Bank USA, Term Loan, (LIBOR USD 6 Month + 0.00%), 0.00% - 4.59%, 09/17/19(d)	USD	33,221	33,138,213
Goldman Sachs Lending Partners LLC, Term Loan, (LIBOR USD 1 Month + 2.10%), 0.00% - 4.59%, 09/17/19(d)		13,820	13,785,897
Houston Center, Term Loan, 12/09/22(d)(p)		33,000	33,000,000
Informatica LLC, Term Loan B, (LIBOR USD 1 Month + 3.25%), 5.75%, 08/05/22		8,242	8,224,587
KFC Holding Co., Term Loan B, (LIBOR USD 1 Month + 1.75%), 4.23%, 04/03/25		2,828	2,805,680
Level 3 Financing, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 4.74%, 02/22/24		4,875	4,813,039
Lstar 18-1 Securities Financing, Term Loan, (LIBOR USD 1 Month + 0.00%), 4.49%, 04/01/21(d)		99,616	99,267,393
McAfee LLC, Term Loan:
(LIBOR USD 1 Month + 3.75%), 6.25%, 09/30/24		14,289	14,264,963
(LIBOR USD 1 Month + 8.50%), 11.00%, 09/29/25		11,651	11,720,738
MGM Growth Properties LLC, Term Loan B, 03/21/25(o)		10,274	10,123,117
Midcoast Operating LP, Term Loan, (LIBOR USD 3 Month + 5.50%), 8.10%, 06/30/25		10,283	10,214,735
Moffett Towers, Term Loan, 06/09/21(d)(p)		20,604	20,552,160
National Response Corp., Term Loan, (LIBOR USD 3 Month + 5.25%), 7.85%, 06/05/24		21,235	21,142,406
Panther BF Aggregator 2 LP, Term Loan B, 03/18/26(p)	EUR	7,000	7,805,843
Pioneer Energy Services Corp., Term Loan, (LIBOR USD 1 Month + 7.75%), 10.23%, 11/08/22(d)	USD	31,064	30,753,737
PLH Infrastructure Services, Inc., Term Loan, (LIBOR USD 3 Month + 6.00%), 8.74%, 08/15/23(d)		7,550	7,398,517
Ply Gem, Inc., Term Loan B, (LIBOR USD 3 Month + 3.75%), 6.55%, 04/01/25		8,341	7,976,181
Riata Corporate Park, Term Loan, (LIBOR USD 1 Month + 5.30%), 6.78%, 06/09/22(d)		20,000	20,000,000

Security		Par (000)	Value

United States (continued)
Robertshaw US Holdings Corp., Term Loan B25, (LIBOR USD 1 Month + 3.50%), 6.00%, 02/14/25	USD	7,079	$6,627,246
Robertshaw US Holdings Corp., Term Loan B26, (LIBOR USD 1 Month + 8.00%), 10.50%, 02/27/26(d)		4,760	4,117,400
Roundpoint Mortgage Servicing Corp., Term Loan, (LIBOR USD 6 Month + 2.45%), 5.83%, 08/08/20(d)		59,808	59,239,411
Sabre GLBL, Inc., Term Loan, (LIBOR USD 1 Month + 2.00%), 4.50%, 02/22/24		9,532	9,451,634
Sprint Communications, Inc., 1st Lien Term Loan, (LIBOR USD 1 Month + 2.50%), 5.00%, 02/02/24		9,555	9,292,237
Starwood Austin, Term Loan, (LIBOR USD 1 Month + 1.55%), 3.80%, 11/01/24(d)		12,000	12,000,000
VICI Properties, Inc., Term Loan B, (LIBOR USD 1 Month + 2.00%), 4.49%, 12/20/24		7,625	7,482,031
Western Digital Corp., 1st Lien Term Loan B, (LIBOR USD 1 Month + 1.75%), 4.25%, 04/29/23		5,218	5,072,123
Wynn Resorts Ltd., Term Loan B, (LIBOR USD 1 Month + 2.25%), 4.75%, 10/22/24		11,064	10,820,260

			805,687,824

Total Floating Rate Loan Interests — 3.1% (Cost: $1,045,493,795)			1,033,011,827

Foreign Agency Obligations — 0.9%

Argentina — 0.0%
YPF SA, 7.00%, 12/15/47		9,807	7,776,951

Belgium — 0.0%
Belfius Bank SA, (EURIBOR 6 Month + 2.94%), 3.63%(b)(k)	EUR	400	360,082

China — 0.1%
Chengdu Xingcheng Investment Group Co. Ltd., 2.50%, 03/20/21		8,600	8,941,658
China Minmetals Corp., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.72%), 3.75%(b)(k)	USD	3,179	3,104,023
Guangxi Financial Investment Group Co. Ltd., 5.75%, 01/23/21		5,700	5,470,575
Inner Mongolia High-Grade High Way Construction and Development Co. Ltd., 4.38%, 12/04/20		2,832	2,755,066

			20,271,322

Colombia — 0.0%
Ecopetrol SA, 5.88%, 05/28/45		7,952	8,240,260

France — 0.0%
Electricite de France SA(b)(k):
(EUR Swap Annual 6 Year + 3.44%), 4.00%	EUR	900	1,044,898
(EUR Swap Annual 12 Year + 3.04%), 5.00%		3,000	3,551,099

			4,595,997

India — 0.2%
Food Corp. of India, 9.95%, 03/07/22	INR	1,500,000	22,813,161
Oil India Ltd., 5.13%, 02/04/29	USD	9,570	10,006,870
Power Finance Corp. Ltd., 3.75%, 12/06/27		19,610	18,292,308
Rural Electrification Corp. Ltd., 4.63%, 03/22/28		6,872	6,790,807

			57,903,146

33

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Indonesia — 0.1%
Jasa Marga Persero Tbk. PT, 7.50%, 12/11/20	IDR	77,140,000	$5,177,698
Pertamina Persero PT, 6.45%, 05/30/44	USD	2,000	2,282,930
Perusahaan Listrik Negara PT, 6.15%, 05/21/48		2,000	2,218,410
Wijaya Karya Persero Tbk. PT, 7.70%, 01/31/21	IDR	108,840,000	7,328,738

			17,007,776

Mexico — 0.4%
Petroleos Mexicanos:
6.38%, 02/04/21	USD	10,260	10,588,320
6.88%, 08/04/26		30,000	31,269,000
6.50%, 03/13/27		30,000	30,165,000
5.35%, 02/12/28		26,850	24,916,800
5.63%, 01/23/46		41,500	34,196,000
6.75%, 09/21/47		5,000	4,582,250

			135,717,370

Panama — 0.0%
AES Panama SRL, 6.00%, 06/25/22(a)		2,623	2,708,248

South Africa — 0.1%
Eskom Holdings SOC Ltd.(a):
5.75%, 01/26/21		12,381	12,226,237
6.75%, 08/06/23		12,079	11,928,013
7.13%, 02/11/25		3,572	3,531,815

			27,686,065

Supranational — 0.0%
European Investment Bank, 1.38%, 09/15/21	EUR	1,500	1,756,173

Total Foreign Agency Obligations — 0.9% (Cost: $286,487,352)			284,023,390

Foreign Government Obligations — 10.0%

Argentina — 0.6%
Bonos de la Nacion Argentina con Ajuste por CER, 4.00%, 03/06/20	ARS	339,407	7,508,124
Republic of Argentina:
6.25%, 04/22/19(q)	USD	49,275	49,299,638
(Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.25%), 40.06%, 03/01/20(b)	ARS	111,681	2,534,287
8.00%, 10/08/20	USD	24,040	21,903,016
3.38%, 10/12/20	CHF	2,100	1,965,417
6.88%, 04/22/21	USD	40,097	36,568,464
4.63%, 01/11/23		40,038	32,791,122
8.75%, 05/07/24		23,768	21,051,211
7.63%, 04/22/46		25,000	19,622,875

			193,244,154

Brazil — 0.4%
Federative Republic of Brazil:
10.00%, 01/01/29	BRL	141	38,338,615
4.50%, 05/30/29	USD	83,625	81,952,500
5.63%, 02/21/47		6,411	6,374,041

			126,665,156

Chile — 0.0%
Bonos de la Tesoreria de la Republica en pesos, 4.50%, 03/01/26	CLP	5,635,000	8,541,292

China — 0.0%
People’s Republic of China, 3.30%, 07/04/23	CNY	38,000	5,611,232

Colombia — 0.3%
Republic of Colombia:
4.38%, 07/12/21	USD	32,940	33,829,380

Security		Par (000)	Value

Colombia (continued)
10.00%, 07/24/24	COP	49,422,700	$18,407,457
7.00%, 06/30/32		127,623,000	40,509,913

			92,746,750

Egypt — 0.2%
Arab Republic of Egypt:
5.75%, 04/29/20	USD	22,037	22,174,731
6.13%, 01/31/22		11,462	11,605,275
5.58%, 02/21/23(a)		6,137	6,067,959
4.75%, 04/16/26(a)	EUR	9,714	10,733,229
6.88%, 04/30/40	USD	15,762	14,501,040
7.90%, 02/21/48(a)		6,985	6,757,988
8.70%, 03/01/49(a)		10,252	10,636,450

			82,476,672

France — 0.6%
Republic of France:
2.05%, 07/25/27	EUR	29,827	42,040,991
0.10%, 03/01/29		35,463	43,518,258
0.10%, 07/25/47(a)		9,994	12,155,923
1.50%, 05/25/50(a)		82,915	96,284,127

			193,999,299

Germany — 0.3%
Federal Republic of Germany:
0.00%, 10/13/23		16,300	18,706,897
0.10%, 04/15/26		48,094	59,798,263
0.25%, 08/15/28		8,710	10,109,027

			88,614,187

Greece — 0.4%
Hellenic Republic of Greece:
3.50%, 01/30/23		884	1,038,484
3.45%, 04/02/24(a)		24,550	28,624,355
3.38%, 02/15/25(a)		685	783,828
3.75%, 01/30/28		1,804	2,045,057
3.88%, 03/12/29(a)		71,490	81,099,617
3.90%, 01/30/33		1,885	2,062,962
4.00%, 01/30/37		3,900	4,153,602
4.20%, 01/30/42		3,673	3,902,804

			123,710,709

Indonesia — 2.0%
Indonesia Asahan Aluminium Persero PT, 5.71%, 11/15/23	USD	19,875	21,452,380
Perusahaan Listrik Negara PT:
5.45%, 05/21/28		3,000	3,205,695
5.38%, 01/25/29		3,000	3,184,391
Perusahaan Penerbit SBSN Indonesia III, 4.45%, 02/20/29		17,150	17,642,805
Republic of Indonesia:
5.88%, 03/13/20		16,355	16,826,269
4.88%, 05/05/21		32,940	34,117,770
3.70%, 01/08/22		17,040	17,221,498
3.75%, 04/25/22		32,940	33,322,928
8.13%, 05/15/24	IDR	1,275,535,000	93,157,051
6.13%, 05/15/28		2,142,293,000	135,463,926
8.25%, 05/15/29		1,615,223,000	118,300,906
6.63%, 05/15/33		12,780,000	788,878
8.38%, 03/15/34		550,000,000	39,598,841
8.25%, 05/15/36		197,950,000	14,109,498
7.50%, 05/15/38		1,119,099,000	73,558,754

34

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Indonesia (continued)
8.38%, 04/15/39	IDR	623,179,000	$44,528,415
5.35%, 02/11/49	USD	9,800	10,865,995

			677,346,000

Italy — 1.1%
Republic of Italy:
2.80%, 12/01/28	EUR	140,054	161,510,656
4.75%, 09/01/44(a)		48,015	65,471,496
2.70%, 03/01/47(a)		49,060	48,759,286
3.45%, 03/01/48(a)		30,140	33,834,530
3.85%, 09/01/49(a)		41,190	48,522,519

			358,098,487

Japan — 1.1%
Japan Government CPI Linked Bond, 0.10%, 03/10/28	JPY	26,455,788	248,922,632
Japan Government Ten Year Bond, 0.10%, 03/10/27		11,826,508	111,222,315

			360,144,947

Malaysia — 0.1%
Federation of Malaysia:
3.76%, 04/20/23	MYR	100,000	24,693,325
3.91%, 07/15/26		67,000	16,598,522

			41,291,847

Maldives — 0.0%
Republic of Maldives, 7.00%, 06/07/22	USD	8,507	8,300,705

Mexico — 0.7%
United Mexican States:
6.50%, 06/10/21	MXN	10,660	53,405,423
5.75%, 03/05/26		2,128	9,678,838
7.50%, 06/03/27		12,880	64,263,504
8.50%, 05/31/29		6,592	34,818,265
7.75%, 11/23/34		3,216	15,791,949
10.00%, 11/20/36		4,000	23,702,506
5.75%, 10/12/2110	USD	26,700	27,367,500

			229,027,985

Nigeria — 0.1%
Federal Republic of Nigeria:
13.98%, 02/23/28	NGN	2,444,500	6,571,033
9.25%, 01/21/49(a)	USD	12,627	13,984,402

			20,555,435

Oman — 0.1%
Oman Sovereign Sukuk SAOC, 5.93%, 10/31/25(a)		32,694	32,734,704

Qatar — 0.2%
State of Qatar:
4.50%, 04/23/28		7,526	8,062,228
4.00%, 03/14/29(a)		43,860	45,224,265
4.82%, 03/14/49(a)		27,485	28,893,606

			82,180,099

Russia — 0.3%
Russian Federation:
7.05%, 01/19/28	RUB	3,005,540	42,869,540
6.90%, 05/23/29		2,951,906	40,867,354

			83,736,894

Saudi Arabia — 0.0%
Kingdom of Saudi Arabia, 5.25%, 01/16/50	USD	7,758	8,277,204

Security		Par (000)	Value

South Africa — 0.7%
Republic of South Africa:
6.88%, 05/27/19	USD	49,295	$49,356,619
8.00%, 01/31/30	ZAR	248,818	15,889,420
6.25%, 03/31/36		779,384	39,217,669
9.00%, 01/31/40		823,122	53,123,190
8.75%, 01/31/44		621,213	39,037,647
8.75%, 02/28/48		792,528	49,795,761

			246,420,306

Spain — 0.4%
Kingdom of Spain, 1.40%, 07/30/28(a)	EUR	101,330	117,781,669

Sri Lanka — 0.1%
Democratic Socialist Republic of Sri Lanka:
11.00%, 08/01/21	LKR	1,534,000	8,798,351
11.60%, 12/15/23		545,000	3,178,722
6.85%, 03/14/24		4,775	4,894,375
7.85%, 03/14/29		14,625	15,321,516

			32,192,964

Turkey — 0.1%
Republic of Turkey, 7.63%, 04/26/29	USD	23,554	23,259,575

Ukraine — 0.0%
Ukraine Treasury Bonds, 9.75%, 11/01/28		8,173	8,416,678

United Kingdom — 0.2%
U.K. Treasury Bonds, 3.50%, 01/22/45	GBP	33,536	61,495,610

Total Foreign Government Obligations — 10.0% (Cost: $3,294,792,223)			3,306,870,560

		Shares

Investment Companies — 3.3%
iShares MSCI Brazil ETF(ab)		406,984	16,682,274
iShares MSCI South Korea ETF(ab)		182,000	11,092,900
iShares MSCI Emerging Markets ETF(i)(ab)		158,140	6,787,369
iShares iBoxx $ Investment Grade Corporate Bond ETF(i)(ab)		2,990,000	355,989,400
iShares J.P. Morgan USD Emerging Markets Bond ETF(ab)		2,867,443	315,590,777
iShares iBoxx $ High Yield Corporate Bond ETF(i)(ab)		1,156,234	99,979,554
Invesco QQQ Trust, Series 1(i)		156,719	28,156,135
Financial Select Sector SPDR Fund		2,045,153	52,580,884
SPDR Bloomberg Barclays High Yield Bond ETF(i)		6,052,067	217,692,850
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF(i)		300,000	10,008,000

Total Investment Companies — 3.3% (Cost: $1,089,975,102)			1,114,560,143

		Par (000)

Municipal Bonds — 4.3%
American Municipal Power, Inc.
Series 2009B, RB, 6.45%, 02/15/44	USD	2,545	3,427,148
Series 2010B, RB, 7.83%, 02/15/41		4,015	6,052,934
Arizona Health Facilities Authority (Banner Health), Series 2007B, RB, VRDN, 2.68%, 01/01/37(r)		8,040	7,707,626
Arizona State University, Series 2017B, RB, 5.00%, 07/01/43		3,115	3,635,828
Bay Area Toll Authority

35

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Municipal Bonds (continued)
Series 2010S-1, RB, 6.92%, 04/01/40	USD	12,435	$17,290,619
Series 2010S-1, RB, 7.04%, 04/01/50		8,205	12,550,532
Berks County Industrial Development Authority
Series 2017, RB, 5.00%, 11/01/47		4,760	5,354,096
Series 2017, RB, 5.00%, 11/01/50		5,070	5,686,056
Buckeye Tobacco Settlement Financing Authority, Series 2007A-2, RB, 5.88%, 06/01/47		15,200	14,820,912
California Health Facilities Financing Authority
Series 2016A, RB, 5.00%, 08/15/33		3,535	4,187,243
Series 2017A, RB, 5.00%, 08/15/47		4,460	5,026,598
California Pollution Control Financing Authority (Poseidon Resources Channelside LP Desalination Project), Series 2012, RB, 5.00%, 11/21/45(a)		11,555	12,187,405
California State Public Works Board (Various Capital Projects), Series 2009G, Sub-Series G-2, RB, 8.36%, 10/01/34		7,255	10,929,948
Canaveral Port Authority
Series 2018A, RB, 5.00%, 06/01/45		5,120	5,755,238
Series 2018B, RB, 5.00%, 06/01/48		5,120	5,892,915
Central Puget Sound Regional Transit Authority, Series 2015S-1, RB, 5.00%, 11/01/50		4,800	5,412,720
Central Texas Regional Mobility Authority
Series 2015A, RB, 5.00%, 01/01/45		2,510	2,775,006
Series 2016, RB, 5.00%, 01/01/46		3,715	4,127,365
Chesapeake Bay Bridge & Tunnel District
Series 2016, RB, 5.00%, 07/01/41		2,560	2,952,627
Series 2016, RB, 5.00%, 07/01/51		2,060	2,281,017
Chicago O’Hare International Airport, Series 2018C, RB, 4.47%, 01/01/49		7,955	8,738,567
City & County of Denver
Series 2016A, RB, 5.00%, 08/01/44		7,910	9,089,697
Series 2018A-1, RB, 5.00%, 08/01/48		6,010	6,890,345
City of Atlanta
Series 2015, RB, 5.00%, 11/01/40		2,365	2,694,847
Series 2018A, RB, 5.00%, 11/01/41		4,570	5,382,820
City of Aurora
Series 2016, RB, 5.00%, 08/01/41		9,550	11,083,730
Series 2016, RB, 5.00%, 08/01/46		4,880	5,636,498
City of Austin, Series 2014, RB, 5.00%, 11/15/43		4,450	4,980,529
City of Columbia, Series 2018, RB, 5.00%, 02/01/42		3,625	4,287,541
City of Detroit Sewage Disposal System, Series 2006D, RB, VRDN, 2.47%, 07/01/32(r)		5,685	5,543,330
City of New York, Series 2019D, Sub-Series D-2, GO, 3.76%, 12/01/27		7,150	7,460,239
City of Philadelphia
Series 2017B, RB, 5.00%, 07/01/42		3,500	3,971,450
Series 2017B, RB, 5.00%, 07/01/47		5,000	5,647,050
City of Riverside, Series 2010A, RB, 7.61%, 10/01/40		3,805	5,756,356
City of San Antonio Electric & Gas Systems, Series 2013, RB, 5.00%, 02/01/48(s)		2,750	3,003,770
Colorado Health Facilities Authority (Catholic Health Initiatives), Series 2011A, RB, 5.25%, 02/01/31		2,745	2,890,567
Commonwealth Financing Authority
Series 2016A, RB, 4.14%, 06/01/38		5,165	5,420,719
Series 2018A, RB, 3.86%, 06/01/38		5,975	6,070,361
Commonwealth of Puerto Rico, Series 2014A, GO, 8.00%, 07/01/35(g)(n)		28,840	14,960,750

Security		Par (000)	Value
Municipal Bonds (continued)
Connecticut State Health & Educational Facilities Authority
Series 2015F, RB, 5.00%, 07/01/45	USD	4,850	$5,251,483
Series 2015L, RB, 5.00%, 07/01/45		6,375	7,106,977
Contra Costa Community College District, Series 2010B, GO, 6.50%, 08/01/34		3,205	4,181,980
County of King, Series 2015A, RB, 5.00%, 07/01/47		4,820	5,373,288
County of Miami-Dade
Series 2017B, RB, 5.00%, 10/01/40		4,530	5,197,903
Series 2017D, RB, 3.35%, 10/01/29		1,485	1,480,723
Series 2017D, RB, 3.45%, 10/01/30		2,725	2,710,748
Series 2017D, RB, 3.50%, 10/01/31		2,555	2,550,375
Series 2018C, RB, 4.06%, 10/01/31		4,765	5,010,493
County of Wake
Series 2019B, GO, 5.00%, 03/01/20		5,025	5,184,896
Series 2019B, GO, 5.00%, 03/01/21		7,105	7,573,717
Series 2019B, GO, 5.00%, 03/01/22		7,085	7,782,518
Series 2019B, GO, 5.00%, 03/01/23		7,160	8,093,807
Dallas Area Rapid Transit
Series 2016A, RB, 5.00%, 12/01/41		4,965	5,667,101
Series 2016A, RB, 5.00%, 12/01/46		6,590	7,489,996
Dallas-Fort Worth International Airport
Series 2012D, RB, 5.00%, 11/01/42		3,440	3,665,630
Series 2013A, RB, 5.00%, 11/01/43(s)		4,170	4,341,929
District of Columbia
Series 2015, RB, 5.00%, 07/15/34		3,280	3,740,545
Series 2015, RB, 5.00%, 07/15/35		3,280	3,724,440
DuBois Hospital Authority (Penn Highlands Healthcare), Series 2018, RB, 5.00%, 07/15/43		3,540	4,000,660
Dutchess County Local Development Corp. (Health Quest Systems, Inc. Project), Series 2016B, RB, 5.00%, 07/01/46		8,380	9,384,762
General Authority of Southcentral Pennsylvania, Series 2014A, RB, 5.00%, 06/01/44		2,595	2,869,759
Golden State Tobacco Securitization Corp., Series 2017A-1, RB, 5.00%, 06/01/27		5,000	5,877,400
Grand Parkway Transportation Corp. (Grand Parkway Project), Series 2018A, RB, 5.00%, 10/01/43		8,850	10,417,335
Grant County Public Utility District No. 2 (The Priest Rapids Project), Series 2015M, RB, 4.58%, 01/01/40		2,550	2,795,539
Great Lakes Water Authority, Series 2016C, RB, 5.25%, 07/01/33		2,535	3,009,020
Health & Educational Facilities Authority of the State of Missouri
Series 2016, RB, 5.00%, 11/15/29		2,685	3,144,216
Series 2016A, RB, 3.65%, 01/15/46		3,100	3,128,799
Series 2016B, RB, 3.09%, 09/15/51		10,295	9,198,377
Idaho Health Facilities Authority (Trinity Health Credit Group), Series 2017A, RB, 5.00%, 12/01/47		3,180	3,633,881
Indiana Finance Authority (CWA Authority Project), Series 2015A, RB, 5.00%, 10/01/45		8,650	9,708,846
Indiana Housing & Community Development Authority, Series 2018A, RB, 3.80%, 07/01/38		2,530	2,607,595
JobsOhio Beverage System, Series 2013B, RB, 3.99%, 01/01/29		12,270	12,996,384

36

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Municipal Bonds (continued)
Kentucky Economic Development Finance Authority (Owensboro Health, Inc.), Series 2015A, RB, 5.25%, 06/01/50	USD	2,910	$3,116,726
Kentucky Turnpike Authority (Revitalization Projects), Series 2010A, RB, 5.00%, 07/01/20		3,615	3,762,890
Las Vegas Valley Water District, Series 2016A, GO, 5.00%, 06/01/46		2,825	3,228,636
Lexington County Health Services District, Inc., Series 2016, RB, 5.00%, 11/01/41		2,995	3,284,946
Los Angeles Community College District, Series 2010E, GO, 6.60%, 08/01/42		5,690	8,198,380
Los Angeles Department of Water & Power System (Water System Revenue Bonds), Series 2010A, RB, 6.60%, 07/01/50		8,555	12,819,411
Louisiana Public Facilities Authority, Series 2018E, RB, 5.00%, 07/01/48		3,055	3,464,003
Louisville & Jefferson County Metropolitan Sewer District, Series 2017B, RB, 5.00%, 05/15/25		5,000	5,918,000
Maryland Community Development Administration, Series 2018A, RB, 3.85%, 09/01/33		4,535	4,795,853
Maryland Economic Development Corp. (Purple Line Light Rail Project), Series 2016D, RB, 5.00%, 03/31/41		3,325	3,617,001
Maryland Health & Higher Educational Facilities Authority, Series 2014, RB, 5.25%, 07/01/27		4,105	4,679,248
Maryland Stadium Authority (Baltimore City Public Schools Construction & Revitalization Program), Series 2016, RB, 5.00%, 05/01/41		4,260	4,856,741
Massachusetts Bay Transportation Authority
Series 2017A, Sub-Series A-1, RB, 5.00%, 07/01/39		2,530	2,974,015
Series 2017A, Sub-Series A-1, RB, 5.00%, 07/01/40		2,660	3,119,542
Massachusetts Development Finance Agency
Series 2016Q, RB, 5.00%, 07/01/47		6,715	7,573,580
Series 2018J-2, RB, 5.00%, 07/01/43		6,420	7,287,599
Series 2018J-2, RB, 5.00%, 07/01/48		10,880	12,291,354
Series 2018J-2, RB, 5.00%, 07/01/53		6,740	7,548,733
Massachusetts Educational Financing Authority, Series 2015A, RB, 5.00%, 01/01/22		3,250	3,510,357
Massachusetts Housing Finance Agency
Series 2014B, RB, 4.30%, 12/01/34		3,055	3,195,958
Series 2014B, RB, 4.50%, 12/01/39		2,505	2,616,798
Series 2014B, RB, 4.60%, 12/01/44		2,650	2,770,310
Series 2014B, RB, 4.70%, 12/01/47		2,750	2,882,577
Series 2014E, RB, 3.80%, 12/01/29		100	104,244
Series 2014E, RB, 4.05%, 12/01/34		105	109,084
Series 2014E, RB, 4.20%, 12/01/39		110	113,948
Series 2015A, RB, 4.25%, 12/01/35		1,965	2,076,121
Series 2015A, RB, 4.35%, 12/01/40		980	1,028,902
Series 2015A, RB, 4.50%, 12/01/48		3,100	3,265,726
Massachusetts Port Authority, Series 2016B, RB, 5.00%, 07/01/43		4,340	4,921,864
Massachusetts Water Resources Authority, Series 2016C, RB, 5.00%, 08/01/40		2,240	2,600,595
Mesquite Independent School District (The Permanent School Fund Guarantee Program), Series 2017B, GO, 5.00%, 08/15/42		4,460	5,155,314
Metropolitan Atlanta Rapid Transit Authority, Series 2015B, RB, 5.00%, 07/01/45		3,740	4,325,908
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board

Security		Par (000)	Value
Municipal Bonds (continued)
Series 2016A, RB, 5.00%, 07/01/40	USD	2,560	$2,867,533
Series 2016A, RB, 5.00%, 07/01/46		5,000	5,585,750
Metropolitan St Louis Sewer District
Series 2017A, RB, 5.00%, 05/01/42		8,130	9,505,352
Series 2017A, RB, 5.00%, 05/01/47		2,240	2,611,907
Metropolitan Transportation Authority
Series 2010C-1, RB, 6.69%, 11/15/40		4,830	6,521,321
Series 2015A, Sub-Series 2015A-1, RB, 5.00%, 11/15/45		2,440	2,714,085
Metropolitan Washington Airports Authority, Series 2016A, RB, 5.00%, 10/01/32		7,080	8,243,456
Metropolitan Washington Airports Authority Dulles Toll Road
Series 2009D, RB, 7.46%, 10/01/46		4,495	6,781,741
Series 2014A, RB, 5.00%, 10/01/53		3,400	3,562,044
Michigan Finance Authority
Series 2014, RB, 5.00%, 06/01/39		4,160	4,619,472
Series 2016, RB, 5.00%, 11/15/41		2,620	2,935,055
Series 2017A-MI, RB, 5.00%, 12/01/47		14,950	16,202,660
Michigan State Housing Development Authority
Series 2018A, RB, 4.00%, 10/01/43		2,710	2,806,178
Series 2018A, RB, 4.05%, 10/01/48		1,250	1,288,137
Series 2018A, RB, 4.15%, 10/01/53		6,460	6,662,586
Series 2018B, RB, 3.55%, 10/01/33		2,830	2,913,202
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Corp.), Series 2016A, RB, 5.00%, 09/01/46		4,590	5,033,119
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas Project), Series 2017A, RB, 5.00%, 08/15/47		3,790	4,346,220
New Jersey Economic Development Authority (College Avenue Redevelopment Project), Series 2013, RB, 5.00%, 06/15/38		5,000	5,569,000
New Jersey Educational Facilities Authority
Series 2017A, RB, 5.00%, 07/01/33		1,000	1,171,350
Series 2017A, RB, 5.00%, 07/01/34		1,000	1,166,760
New Jersey Transportation Trust Fund Authority
Series 2016A, Sub-Series A-1, RB, 5.00%, 06/15/29		3,670	4,192,094
Series 2016A-1, Sub-Series A-2, RB, 5.00%, 06/15/27		4,600	5,329,284
New Orleans Aviation Board (North Terminal Project), Series 2015B, RB, 5.00%, 01/01/40		1,240	1,363,343
New York City Housing Development Corp.
Series 2018C-1-A, RB, 3.70%, 11/01/38		2,940	3,012,883
Series 2018C-1-A, RB, 4.00%, 11/01/53		9,425	9,624,339
Series 2018C-1-B, RB, 3.85%, 11/01/43		8,840	9,069,486
New York City Transitional Finance Authority Building Aid, Series 2015S-2, RB, 5.00%, 07/15/40		2,650	3,037,324
New York City Transitional Finance Authority Future Tax Secured
Series 2017A, Sub-Series A-1, RB, 5.00%, 05/01/36		2,810	3,270,812
Series 2017F, Sub-Series F-2, RB, 3.05%, 05/01/27		12,445	12,484,202
Series 2018, Sub-Series C-4, RB, 3.55%, 05/01/25		13,745	14,290,677
Series 2019B, Sub-Series B-3, RB, 3.90%, 08/01/31		12,540	13,079,847
New York City Water & Sewer System
Series 2010AA, RB, 5.75%, 06/15/41		5,525	7,319,575
Series 2011AA, RB, 5.44%, 06/15/43		4,775	6,160,466

37

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Municipal Bonds (continued)
New York Convention Center Development Corp.
Series 2015, RB, 5.00%, 11/15/40	USD	2,670	$3,037,632
Series 2016A, RB, 5.00%, 11/15/46		6,730	7,753,162
New York Liberty Development Corp. (3 World Trade Centre Project), Series 2014, RB, 5.00%, 11/15/44(a)		5,800	6,182,220
New York State Dormitory Authority
Series 2017B, RB, 5.00%, 02/15/36		4,900	5,802,972
Series 2017B, RB, 5.00%, 02/15/37		2,440	2,878,956
Series 2017B, RB, 5.00%, 02/15/38		2,480	2,917,522
Series 2017B, RB, 5.00%, 02/15/40		2,445	2,861,188
New York State Urban Development Corp.
Series 2017B, RB, 3.12%, 03/15/25		7,650	7,805,066
Series 2017D, RB, 3.32%, 03/15/29		10,345	10,410,070
Series 2019B, RB, 3.25%, 03/15/25		6,205	6,374,831
New York Transportation Development Corp.
Series 2016, RB, 5.00%, 08/01/20		6,000	6,198,600
Series 2016A, RB, 5.00%, 07/01/41		945	1,026,582
Series 2016A, RB, 5.00%, 07/01/46		3,480	3,766,787
Series 2016A, RB, 5.25%, 01/01/50		10,150	11,069,692
North Carolina Capital Facilities Finance Agency (Duke University Project), Series 2015B, RB, 5.00%, 10/01/55		5,000	5,680,100
North Carolina Turnpike Authority, Series 2018, RB, 5.00%, 01/01/35		3,540	4,200,493
Ohio Turnpike & Infrastructure Commission, Series 2013A, RB, 5.00%, 02/15/48		5,020	5,464,220
Oklahoma Development Finance Authority
Series 2018B, RB, 5.25%, 08/15/43		1,150	1,313,208
Series 2018B, RB, 5.25%, 08/15/48		3,000	3,406,500
Series 2018B, RB, 5.50%, 08/15/57		13,360	15,300,273
Orange County Local Transportation Authority, Series 2010A, RB, 6.91%, 02/15/41		11,590	15,778,626
Oregon School Boards Association
Series 2002B, GO, 5.49%, 06/30/23		6,230	6,982,896
Series 2005A, GO, 4.76%, 06/30/28		12,680	13,835,655
Pennsylvania Economic Development Financing Authority
Series 2015, RB, 5.00%, 12/31/22		3,000	3,283,590
Series 2015, RB, 5.00%, 12/31/38		3,440	3,785,858
Pennsylvania Turnpike Commission
Series 2016A-1, RB, 5.00%, 12/01/46		3,000	3,387,600
Series 2018A, RB, 5.00%, 12/01/48		10,000	11,719,900
Series 2018B, RB, 5.00%, 12/01/43		9,410	10,796,281
Port Authority of New York & New Jersey
Series 174, RB, 4.46%, 10/01/62		9,300	10,419,069
Series 180-1, RB, 5.00%, 11/15/47		2,240	2,573,021
Series 181, RB, 4.96%, 08/01/46		1,705	2,078,753
Port of Seattle, Series 2018A, RB, 5.00%, 05/01/43		2,495	2,827,359
Public Finance Authority (Denver International Airport Great Hall Project), Series 2017, RB, 5.00%, 09/30/49		8,225	9,107,954
Public Power Generation Agency, Series 2016A, RB, 5.00%, 01/01/35		2,790	3,182,302
Railsplitter Tobacco Settlement Authority, Series 2017, RB, 5.00%, 06/01/25		3,000	3,491,430
Royal Oak Hospital Finance Authority (William Beaumont Hospital Obligated Group), Series 2014D, RB, 5.00%, 09/01/39		4,280	4,690,623
Sacramento County Sanitation Districts Financing Authority, Series 2035B, RB, VRDN, 2.29%, 12/01/35(r)		5,680	5,560,834

Security		Par (000)	Value
Municipal Bonds (continued)
Salt Lake City Corp.
Series 2017A, RB, 5.00%, 07/01/47	USD	8,740	$9,918,502
Series 2017B, RB, 5.00%, 07/01/47		3,020	3,486,530
Salt River Project Agricultural Improvement & Power District
Series 2015A, RB, 5.00%, 12/01/45		17,230	19,593,267
Series 2017A, RB, 5.00%, 01/01/36		5,000	6,026,450
San Antonio Water System, Series 2015B, RB, 5.00%, 05/15/39		4,410	4,963,984
San Diego County Regional Airport Authority, Series 2017A, RB, 5.00%, 07/01/47		4,410	5,112,293
San Diego Public Facilities Financing Authority, Series 2016A, RB, 5.00%, 05/15/39		3,535	4,129,410
San Francisco City & County Airport Comm-San Francisco International Airport, Series 2016B, RB, 5.00%, 05/01/46		8,920	10,071,840
San Jose Redevelopment Agency Successor Agency, Series 2017A-T, 2.96%, 08/01/24		9,610	9,684,766
South Carolina Ports Authority, Series 2018, RB, 5.00%, 07/01/55		2,580	2,883,047
South Carolina Public Service Authority
Series 2015, RB, 5.00%, 12/01/29		1,120	1,276,363
Series 2016D, RB, 2.39%, 12/01/23		7,360	7,126,614
South Jersey Port Corp., Series 2017B, RB, 5.00%, 01/01/48		1,500	1,645,815
State of California
Series 2009, GO, 7.50%, 04/01/34		9,165	13,231,052
Series 2009, GO, 7.55%, 04/01/39		4,840	7,350,605
Series 2009, GO, 7.30%, 10/01/39		7,375	10,671,846
Series 2009, GO, 7.35%, 11/01/39		2,270	3,304,076
State of Connecticut, Series 2017A, GO, 3.31%, 01/15/26		12,185	12,245,194
State of Illinois
Series 2017A, GO, 5.00%, 12/01/24		2,380	2,605,148
Series 2017D, GO, 5.00%, 11/01/22		2,270	2,447,355
Series 2017D, GO, 5.00%, 11/01/24		11,930	13,046,648
Series 2017D, GO, 5.00%, 11/01/25		32,105	35,394,478
Series 2017D, GO, 5.00%, 11/01/26		11,810	13,034,225
Series 2018A, GO, 5.00%, 05/01/20		3,750	3,856,575
State of Maryland Department of Transportation, Series 2016, RB, 5.00%, 11/01/21		5,000	5,435,400
State of New York Mortgage Agency, Series 188, RB, 3.85%, 10/01/34		3,080	3,133,684
State of Ohio
Series 2017A, GO, 5.00%, 05/01/36		7,370	8,415,877
Series 2017A, GO, 5.00%, 05/01/37		5,625	6,412,106
State of Texas
Series 2016, GO, 5.00%, 04/01/40		3,580	4,134,614
Series 2016, GO, 5.00%, 04/01/43		5,730	6,588,297
State of Washington
Series 2016A-1, GO, 5.00%, 08/01/40		7,030	8,015,114
Series 2017D, GO, 5.00%, 02/01/41		4,880	5,690,373
Series 2018B, GO, 5.00%, 08/01/40		2,980	3,498,967
Series 2018B, GO, 5.00%, 08/01/41		3,130	3,676,279
State of West Virginia, Series 2018B, GO, 5.00%, 12/01/40		2,350	2,795,772
State of Wisconsin
Series 2017B, GO, 5.00%, 05/01/36		3,940	4,515,870
Series 2017B, GO, 5.00%, 05/01/38		3,975	4,547,957
Series 2017C, RB, 3.15%, 05/01/27		5,090	5,118,250
Series 2019A, RB, 5.00%, 05/01/25		4,840	5,754,566
Sumter Landing Community Development District, Series 2016, RB, 4.17%, 10/01/47		2,555	2,595,471

38

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Municipal Bonds (continued)
Tennessee Housing Development Agency
Series 2018-3, RB, 3.75%, 07/01/38	USD	2,660	$2,757,143
Series 2018-3, RB, 3.85%, 07/01/43		1,250	1,280,850
Series 2018-3, RB, 3.95%, 01/01/49		1,000	1,027,400
Texas A&M University, Series 2017B, RB, 2.84%, 05/15/27		5,965	5,964,523
Texas Municipal Gas Acquisition & Supply Corp., Series 2006B, RB, VRDN, 2.45%, 12/15/26(r)		5,095	5,065,245
Texas Municipal Gas Acquisition & Supply Corp. I, Series 2008D, RB, 6.25%, 12/15/26		2,055	2,386,677
Texas Private Activity Bond Surface Transportation Corp.
Series 2016, RB, 5.00%, 12/31/50		4,095	4,440,290
Series 2016, RB, 5.00%, 12/31/55		3,580	3,870,624
Tobacco Settlement Finance Authority, Series 2007A, RB, 7.47%, 06/01/47		19,300	19,256,575
Tobacco Settlement Financing Corp., Series 2007A-1, RB, 6.71%, 06/01/46		12,670	12,240,994
TSASC, Inc., Series 2017A, RB, 5.00%, 06/01/41		4,460	4,811,626
University of California
Series 2013AJ, RB, 4.60%, 05/15/31		5,115	5,708,493
Series 2017AX, RB, 3.06%, 07/01/25		4,795	4,879,488
University of California Medical Center
Series 2009F, RB, 6.58%, 05/15/49		11,840	16,390,822
Series 2016L, RB, 5.00%, 05/15/47		4,095	4,647,375
University of Delaware
Series 2010A, RB, 5.87%, 11/01/40		7,500	9,624,825
Series 2018, RB, 4.22%, 11/01/58		5,850	6,346,373
University of Houston, Series 2017A, RB, 5.00%, 02/15/36		6,840	7,898,353
University of Massachusetts Building Authority, Series 2013-1, RB, 5.00%, 11/01/39(s)		5,000	5,483,850
University of Oregon, Series 2016A, RB, 5.00%, 04/01/46		3,430	3,908,108
Virginia Small Business Financing Authority
Series 2017, RB, 5.00%, 12/31/47		2,900	3,182,895
Series 2017, RB, 5.00%, 12/31/52		6,800	7,427,912
Series 2017, RB, 5.00%, 12/31/56		5,720	6,231,196
Washington Metropolitan Area Transit Authority, Series 2017B, RB, 5.00%, 07/01/36		2,860	3,384,924
Weld County School District No. 4, Series 2016, GO, 5.25%, 12/01/41		4,165	4,914,950
West Virginia Hospital Finance Authority
Series 2016A, RB, 5.00%, 06/01/19		2,840	2,855,421
Series 2016A, RB, 5.00%, 06/01/20		3,065	3,175,217
Series 2016A, RB, 5.00%, 06/01/21		3,050	3,249,104
Series 2016A, RB, 5.00%, 06/01/22		3,335	3,651,225
Series 2016A, RB, 5.00%, 06/01/23		2,765	3,099,371
Series 2016A, RB, 5.00%, 06/01/24		2,955	3,382,529
Wisconsin Health & Educational Facilities Authority (Thedacare, Inc.), Series 2015, RB, 5.00%, 12/15/44		2,350	2,583,708

Total Municipal Bonds — 4.3% (Cost: $1,418,067,527)			1,458,534,336

Non-Agency Mortgage-Backed Securities — 6.6%

Collateralized Mortgage Obligations - 2.7%

Cayman Islands — 0.0%
LSTAR Securities Investment Ltd. LLC, Series 2017-8, Class A, 4.14%, 11/01/22(a)(c)		2,185	2,203,557

Security		Par (000)	Value

Spain — 0.0%
SRF FT(c):
Series 2017-1, Class B, 1.59%, 04/26/63	EUR	3,400	$3,864,336
Series 2017-1, Class C, 2.19%, 04/26/63		800	905,963
Series 2017-1, Class D, 2.29%, 04/26/63		1,200	1,354,124

			6,124,423

United Kingdom — 0.7%(c)
Castell plc, Series 2017-1, Class X, 5.12%, 10/25/44	GBP	468	610,113
Eurosail plc:
Series 2006-2X, Class A2C, 1.00%, 12/15/44		7,569	9,752,445
Series 2006-4X, Class A3A, 0.00%, 12/10/44	EUR	1,110	1,232,645
Series 2006-4X, Class A3C, 1.00%, 12/10/44	GBP	884	1,138,851
Eurosail UK plc:
Series 2007-4X, Class A3, 1.79%, 06/13/45		1,733	2,233,829
Series 2007-4X, Class A4, 1.79%, 06/13/45		3,387	4,293,078
Finsbury Square plc:
Series 2016-1, Class B, 3.72%, 02/16/58		4,585	5,982,703
Series 2016-2, Class B, 2.67%, 08/16/58		2,890	3,774,804
Series 2016-2, Class C, 3.17%, 08/16/58		3,448	4,510,311
Series 2017-1, Class C, 2.79%, 03/12/59		3,360	4,383,267
Series 2018-1, Class B, 1.84%, 09/12/65		1,982	2,559,127
Series 2018-1, Class C, 2.14%, 09/12/65		1,857	2,399,962
Series 2018-1, Class D, 2.44%, 09/12/65		1,273	1,641,489
Series 2018-2, Class C, 2.94%, 09/12/68		5,982	7,835,081
Series 2018-2, Class D, 3.44%, 09/12/68		950	1,249,644
Gemgarto plc:
Series 2018-1, Class C, 2.14%, 09/16/65		976	1,241,623
Series 2018-1, Class D, 2.44%, 09/16/65		335	425,103
Gosforth Funding plc, Series 2014-1, Class A2, 1.51%, 10/19/56		1,349	1,756,877
Great Hall Mortgages No. 1 plc, Series 2007-2X, Class BA, 1.15%, 06/18/39		17,570	19,809,025
Hawksmoor Mortgages plc, Series 2016-1, Class B, 2.46%, 05/25/53		11,696	15,264,013
Ludgate Funding plc:
Series 2007-1, Class BB, 0.00%, 01/01/61	EUR	2,882	2,894,632
Series 2007-1, Class MB, 0.00%, 01/01/61		2,401	2,438,537
Newgate Funding plc, Series 2006-1, Class BB, 0.00%, 12/01/50		1,647	1,684,361
Paragon Mortgages No. 10 plc, Series 10X, Class B1B, 0.23%, 06/15/41		201	210,287
Paragon Mortgages No. 11 plc, Series 11X, Class BB, 0.17%, 10/15/41		799	829,720
Paragon Mortgages No. 12 plc, Series 12X, Class B1B, 0.17%, 11/15/38		1,023	1,054,925
Paragon Mortgages No. 13 plc:
Series 13X, Class A2C, 2.97%, 01/15/39	USD	3,415	3,197,045
Series 13X, Class B1B, 0.07%, 01/15/39	EUR	2,655	2,713,397
Paragon Mortgages No. 14 plc, Series 14X, Class BB, 0.05%, 09/15/39		6,666	6,365,631
Paragon Mortgages No. 23 plc, Series 23, Class C, 3.13%, 01/15/43	GBP	4,450	5,814,675
Paragon Mortgages No. 25 plc:
Series 25, Class B, 1.82%, 05/15/50		3,805	4,799,644
Series 25, Class C, 2.17%, 05/15/50		2,985	3,696,541
Residential Mortgage Securities plc:
Series 29, Class B, 2.24%, 12/20/46		10,055	13,050,102
Series 29, Class C, 2.54%, 12/20/46		2,504	3,242,784
Series 30, Class C, 2.54%, 03/20/50		610	788,079
Series 31, Class C, 2.84%, 09/20/65		1,075	1,404,194
Ripon Mortgages plc:
Series 1X, Class B2, 2.06%, 08/20/56		1,991	2,572,396
Series 1X, Class C1, 2.36%, 08/20/56		15,430	19,888,942

39

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom (continued)
RMAC NO 2 plc, Series 2018-2, Class C, 2.69%, 06/12/46	GBP	420	$539,914
RMAC Securities No. 1 plc, Series 2007-NS1X, Class M1C, 0.00%, 06/12/44	EUR	3,227	3,311,654
RMAC Securities No. 1 plc, Series 2006-NS1X, Class M1C, 0.00%, 06/12/44		185	190,786
Trinity Square plc, Series 2015-1X, Class B, 2.33%, 07/15/51	GBP	875	1,141,800
Warwick Finance Residential Mortgages No. 1 plc:
Series 1, Class A, 1.84%, 09/21/49		8,378	10,922,594
Series 1, Class B, 2.04%, 09/21/49		26,155	34,026,539
Warwick Finance Residential Mortgages No. 2 plc, Series 2, Class C, 2.64%, 09/21/49		12,700	16,581,574

			235,454,743

United States — 2.0%
Alternative Loan Trust:
Series 2005-22T1, Class A1, 2.84%, 06/25/35(c)	USD	12,449	10,881,949
Series 2005-72, Class A3, 3.09%, 01/25/36(c)		3,587	3,064,709
Series 2006-11CB, Class 3A1, 6.50%, 05/25/36		5,141	4,007,906
Series 2006-15CB, Class A1, 6.50%, 06/25/36		925	694,600
Series 2006-23CB, Class 2A5, 2.89%, 08/25/36(c)		9,988	3,666,683
Series 2006-34, Class A3, 3.19%, 11/25/46(c)		7,115	4,242,990
Series 2006-45T1, Class 2A2, 6.00%, 02/25/37		3,883	3,192,569
Series 2006-J7, Class 2A1, 2.63%, 11/20/46(c)		7,329	5,074,379
Series 2006-OA11, Class A4, 2.68%, 09/25/46(c)		5,652	5,093,297
Series 2006-OA14, Class 1A1, 4.13%, 11/25/46(c)		18,719	16,191,668
Series 2006-OA16, Class A4C, 2.83%, 10/25/46(c)		11,582	7,574,172
Series 2006-OA21, Class A1, 2.68%, 03/20/47(c)		6,509	5,514,739
Series 2006-OA6, Class 1A2, 2.70%, 07/25/46(c)		10,904	10,388,211
Series 2006-OC10, Class 2A3, 2.72%, 11/25/36(c)		4,435	3,520,649
Series 2006-OC7, Class 2A3, 2.74%, 07/25/46(c)		7,756	6,175,628
Series 2007-25, Class 1A3, 6.50%, 11/25/37		29,134	21,111,453
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37		1,160	823,412
Series 2007-9T1, Class 1A1, 6.00%, 05/25/37		6,055	4,169,722
Series 2007-OA3, Class 1A1, 2.63%, 04/25/47(c)		5,739	5,454,273
Series 2007-OA3, Class 2A2, 2.67%, 04/25/47(c)		606	93,238
Series 2007-OA8, Class 2A1, 2.67%, 06/25/47(c)		1,173	909,385
Series 2007-OH2, Class A2A, 2.73%, 08/25/47(c)		1,676	1,278,644
American Home Mortgage Assets Trust(c):
Series 2006-3, Class 2A11, 3.34%, 10/25/46		4,084	3,605,280
Series 2006-4, Class 1A12, 2.70%, 10/25/46		9,077	6,524,369
Series 2006-5, Class A1, 3.32%, 11/25/46		12,859	6,471,868

Security		Par (000)	Value

United States (continued)
APS Resecuritization Trust(a)(c):
Series 2016-1, Class 1MZ, 4.39%, 07/31/57	USD	17,826	$5,528,708
Series 2016-3, Class 3A, 5.34%, 09/27/46(d)		19,353	19,593,996
Series 2016-3, Class 4A, 5.09%, 04/27/47(d)		4,442	4,320,806
Banc of America Funding Trust(a)(c):
Series 2014-R2, Class 1C, 0.00%, 11/26/36		11,197	2,425,717
Series 2016-R2, Class 1A1, 4.70%, 05/01/33(d)		4,692	4,821,548
Bear Stearns ALT-A Trust, Series 2006-6, Class 1A1, 2.81%, 11/25/36(c)		3,884	3,837,678
Bear Stearns Asset-Backed Securities I Trust(e):
Series 2005-AC9, Class A5, 6.25%, 12/25/35		3,869	3,645,917
Series 2006-AC1, Class 1A2, 6.25%, 02/25/36		5,254	4,669,072
Bear Stearns Mortgage Funding Trust(c):
Series 2006-SL1, Class A1, 2.77%, 08/25/36		4,815	4,800,665
Series 2007-AR2, Class A1, 2.66%, 03/25/37		242	221,063
Series 2007-AR3, Class 1A1, 2.63%, 03/25/37		3,254	3,135,434
Series 2007-AR4, Class 2A1, 2.70%, 06/25/37		2,615	2,470,755
Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1, 6.00%, 12/25/37		73,573	54,070,994
CHL Mortgage Pass-Through Trust:
Series 2005-22, Class 2A1, 4.05%, 11/25/35(c)		2,115	1,856,831
Series 2006-OA4, Class A1, 3.36%, 04/25/46(c)		34,548	17,234,746
Series 2006-OA5, Class 3A1, 2.69%, 04/25/46(c)		2,089	1,935,067
Series 2007-15, Class 2A2, 6.50%, 09/25/37		19,573	14,404,400
CIM Trust(a)(c):
Series 2017-6, Class A1, 3.02%, 06/25/57		4,549	4,449,447
Series 2019-INV1, Class A1, 4.00%, 02/25/49		17,250	17,532,175
Citicorp Mortgage Securities Trust:
Series 2007-9, Class 1A1, 6.25%, 12/25/37		6,364	5,622,121
Series 2008-2, Class 1A1, 6.50%, 06/25/38		8,020	6,841,703
Credit Suisse Mortgage Capital Certificates, Series 2009-12R, Class 3A1, 6.50%, 10/27/37(a)		21,079	11,999,106
CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-10, Class 10A1, 3.84%, 11/25/35(c)		3,594	1,232,628
CSMC Trust(a):
Series 2009-5R, Class 4A4, 3.92%, 06/25/36(c)		5,549	5,115,213
Series 2011-5R, Class 3A1, 4.15%, 09/27/47(c)		229	227,688
Series 2014-11R, Class 16A1, 4.07%, 09/27/47(c)		9,440	9,544,678
Series 2014-4R, Class 16A3, 2.69%, 02/27/36(c)(d)		3,750	3,417,278
Series 2014-9R, Class 9A1, 2.61%, 08/27/36(c)(d)		5,044	4,433,055
Series 2015-4R, Class 1A2, 2.64%, 11/27/36(c)(d)		2,334	2,001,890
Series 2015-4R, Class 1A4, 2.64%, 10/27/36(c)(d)		6,805	4,353,417
Series 2015-6R, Class 5A1, 2.85%, 03/27/36(c)		1,039	1,027,076
Series 2015-6R, Class 5A2, 2.85%, 03/27/36(c)(d)		11,966	6,705,194

40

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Series 2017-1, 8.75%, 03/25/21(d)	USD	23,660	$15,586,072
Series 2017-2, 0.00%, 02/01/47(d)		7,366	7,181,896
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class A2A, 2.66%, 08/25/47(c)		4,316	2,988,582
Deutsche Alt-A Securities, Inc., Series 2007-RS1, Class A2, 2.98%, 01/27/37(a)(c)(d)		745	735,751
Deutsche Alt-B Securities Mortgage Loan Trust(c):
Series 2006-AB3, Class A3, 6.51%, 07/25/36		1,730	1,532,611
Series 2006-AB3, Class A8, 6.36%, 07/25/36		1,100	974,594
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, 4.40%, 03/25/36(c)		2,787	2,692,605
GSMPS Mortgage Loan Trust(a)(c):
Series 2005-RP1, Class 1AF, 2.84%, 01/25/35		4,673	4,326,914
Series 2005-RP2, Class 1AF, 2.84%, 03/25/35		5,659	5,262,533
Series 2006-RP1, Class 1AF1, 2.84%, 01/25/36		4,352	3,803,992
GSR Mortgage Loan Trust:
Series 2005-AR1, Class 2A1, 4.67%, 01/25/35(c)		958	972,078
Series 2007-1F, Class 2A4, 5.50%, 01/25/37		859	911,940
HarborView Mortgage Loan Trust(c):
Series 2007-3, Class 2A1B, 2.71%, 05/19/47		1,677	1,346,805
Series 2007-4, Class 2A2, 2.73%, 07/19/47		2,453	2,181,126
IndyMac INDX Mortgage Loan Trust(c):
Series 2007-AR19, Class 3A1, 3.74%, 09/25/37		7,109	4,995,218
Series 2007-FLX5, Class 2A2, 2.73%, 08/25/37		3,335	2,948,871
JPMorgan Alternative Loan Trust, Series 2007-A2, Class 2A1, 4.26%, 05/25/37(c)		1,882	1,685,832
JPMorgan Madison Avenue Securities Trust, Series 2014-CH1, Class M2, 6.74%, 11/25/24(a)(c)(d)		4,677	5,080,816
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A1, 4.56%, 07/25/35(c)		56	56,941
LSTAR Securities Investment Trust, Series 2019-1, Class A1, 4.19%, 03/01/24(a)(b)		12,810	12,810,000
MASTR Resecuritization Trust, Series 2008-3, Class A1, 2.83%, 08/25/37(a)(c)(d)		2,959	2,311,722
MCM Capital Partners I LP, 4.00%, 06/01/57(d)		18,205	17,923,194
MCM Capital Partners LP, 2.49%, 06/01/57(c)(d)		32,479	5,196,613
MCM Trust(a)(d):
Series 2018-NPL2, Class A, 4.00%, 10/25/28		34,489	34,126,498
Series 2018-NPL2, Class B, 0.00%, 10/25/28		52,459	14,950,726
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR2, Class A2, 2.70%, 04/25/37(c)		7,045	6,046,831
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, 2.83%, 04/16/36(a)(c)		27,853	24,749,903
New Residential Mortgage Loan Trust, Series 2019-RPL1, Class A1, 4.33%, 02/26/24(a)(e)		18,771	18,921,818
Nomura Asset Acceptance Corp. Alternative Loan Trust:
Series 2001-R1A, Class A, 7.00%, 02/19/30(a)(c)		1,402	1,415,763
Series 2006-AF1, Class 1A4, 6.63%, 05/25/36(e)		1,862	673,220
Series 2007-2, Class A4, 2.91%, 06/25/37(c)		1,293	1,068,858
RALI Trust, Series 2007-QH9, Class A1, 3.67%, 11/25/37(c)		1,128	1,007,991

Security		Par (000)	Value

United States (continued)
Reperforming Loan REMIC Trust(a)(c):
Series 2005-R2, Class 1AF1, 2.83%, 06/25/35	USD	2,640	$2,534,140
Series 2005-R3, Class AF, 2.89%, 09/25/35		4,246	3,911,960
Seasoned Credit Risk Transfer Trust(c):
Series 2017-3, Class M2, 4.75%, 07/25/56(a)		4,085	3,950,012
Series 2018-1, Class BX, 4.32%, 05/25/57(d)		1,483	752,004
Series 2018-1, Class M, 4.75%, 05/25/57		1,340	1,306,350
Series 2018-3, Class M, 4.75%, 08/25/57(a)		7,320	6,979,200
STACR Trust, Series 2018-DNA2, Class M2, 4.64%, 12/25/30(a)(c)		3,817	3,790,031
STARM Mortgage Loan Trust, Series 2007-2, Class 3A3, 4.64%, 04/25/37(c)		1,344	1,125,316
Structured Adjustable Rate Mortgage Loan Trust(c):
Series 2005-11, Class 1A1, 4.08%, 05/25/35		1,502	1,314,692
Series 2006-3, Class 4A, 3.96%, 04/25/36		2,950	2,457,477
Structured Asset Mortgage Investments II Trust(c):
Series 2006-AR2, Class A1, 2.72%, 02/25/36		3,118	2,994,568
Series 2006-AR4, Class 3A1, 2.68%, 06/25/36(d)		7,493	6,481,606
Series 2006-AR5, Class 2A1, 2.70%, 05/25/46		1,977	1,678,381
WaMu Mortgage Pass-Through Certificates Trust(c):
Series 2005-AR2, Class B1, 3.02%, 01/25/45		1,733	1,369,606
Series 2007-OA5, Class 1A, 3.15%, 06/25/47		5,191	4,873,215
Washington Mutual Mortgage Pass-Through Certificates Trust:
Series 2006-4, Class 1A1, 6.00%, 04/25/36		7,302	6,652,655
Series 2006-4, Class 3A1, 6.50%, 05/25/36(e)		6,082	5,258,307
Series 2006-4, Class 3A5, 6.35%, 05/25/36(e)		1,617	1,397,891
Series 2007-OA1, Class 2A, 3.12%, 12/25/46(c)		8,765	7,583,222

			646,080,806

			889,863,529

Commercial Mortgage-Backed Securities - 3.7%

Cayman Islands — 0.1%(a)
Exantas Capital Corp. Ltd., Series 2018-RSO6, Class A, 3.31%, 06/15/35(c)		12,680	12,633,595
GPMT Ltd., Series 2018-FL1, Class A, 3.39%, 11/21/35(c)		9,177	9,157,728
Prima Capital CRE Securitization Ltd., Series 2015-4A, Class C, 4.00%, 08/24/49(d)		2,420	2,412,740
Resource Capital Corp. Ltd.(c):
Series 2017-CRE5, Class A, 3.28%, 07/15/34		548	545,848
Series 2017-CRE5, Class B, 4.48%, 07/15/34		2,494	2,475,054

			27,224,965

France — 0.0%
Taurus FR DAC(c):
Series 2019-1FR, Class B, 0.00%, 02/02/31	EUR	575	645,006
Series 2019-1FR, Class C, 0.00%, 02/02/31		610	684,268

			1,329,274

Ireland — 0.0%(c)
Taurus DEU DAC:
Series 2016-DE2, Class C, 2.85%, 01/03/27		1,894	2,123,446
Series 2016-DE2, Class D, 3.75%, 01/03/27		2,070	2,321,350
Taurus UK DAC:
Series 2017-UK2, Class B, 2.27%, 11/17/27	GBP	3,621	4,641,553
Series 2017-UK2, Class C, 2.72%, 11/17/27		2,008	2,572,705

			11,659,054

Italy — 0.0%
Taurus IT SRL(c):
Series 2018-IT1, Class A, 1.00%, 05/18/30	EUR	7,850	8,677,341
Series 2018-IT1, Class B, 1.25%, 05/18/30		1,710	1,868,107

			10,545,448

41

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
United Kingdom — 0.1%
Canary Wharf Finance II plc(c):
Series II, Class C2, 2.30%, 10/22/37	GBP	2,100	$2,404,108
Series II, Class D2, 3.02%, 10/22/37		14,689	16,663,795

			19,067,903

United States — 3.5%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.66%, 06/05/37(a)(c)	USD	4,688	4,456,255
280 Park Avenue Mortgage Trust, Series 2017-280P, Class E, 4.60%, 09/15/34(a)(c)		14,495	14,540,253
Americold LLC, Series 2010-ARTA, Class C, 6.81%, 01/14/29(a)		1,850	1,939,658
AREIT Trust, Series 2018-CRE1, Class A, 3.33%, 02/14/35(a)(c)(d)		1,820	1,801,383
Ashford Hospitality Trust, Series 2018-ASHF, Class D, 4.58%, 04/15/35(a)(c)		9,380	9,379,939
Asset Securitization Corp., Series 1997-D5, Class B2, 6.93%, 02/14/43		537	547,570
Atrium Hotel Portfolio Trust(a)(c):
Series 2017-ATRM, Class D, 4.43%, 12/15/36		12,415	12,399,326
Series 2017-ATRM, Class E, 5.53%, 12/15/36		3,840	3,854,379
Series 2018-ATRM, Class E, 5.88%, 06/15/35		4,370	4,386,366
BAMLL Commercial Mortgage Securities Trust(a)(c):
Series 2015-200P, Class F, 3.60%, 04/14/33		3,131	3,025,756
Series 2016-ISQ, Class E, 3.61%, 08/14/34		18,000	16,800,222
Series 2017-SCH, Class CL, 3.98%, 11/15/32		2,560	2,560,000
Series 2017-SCH, Class DL, 4.48%, 11/15/32		5,070	5,070,000
Series 2018-DSNY, Class D, 4.18%, 09/15/34		6,642	6,630,156
Series 2019-AHT, Class C, 4.05%, 03/15/34		4,548	4,548,000
Banc of America Commercial Mortgage Trust, Series 2007-1, Class AMFX, 5.42%, 01/15/49(c)		1,059	1,062,097
Bancorp Commercial Mortgage Trust (The), Series 2018-CR3, Class A, 3.33%, 01/15/33(a)(c)		5,648	5,601,583
BANK(c):
Series 2018-BN13, Class A5, 4.22%, 08/15/61		1,830	1,970,133
Series 2019-BN16, Class C, 4.79%, 02/15/52		2,965	3,089,783
Bayview Commercial Asset Trust(a)(c):
Series 2005-2A, Class A1, 2.80%, 08/25/35		4,775	4,546,644
Series 2005-4A, Class A1, 2.79%, 01/25/36		938	895,807
Series 2005-4A, Class A2, 2.88%, 01/25/36		264	253,268
Series 2005-4A, Class M1, 2.94%, 01/25/36		706	675,221
Series 2006-1A, Class A2, 2.85%, 04/25/36		1,069	1,030,129
Series 2006-3A, Class A1, 2.74%, 10/25/36		1,766	1,674,353
Series 2006-3A, Class A2, 2.79%, 10/25/36		1,915	1,820,335
Series 2006-4A, Class A1, 2.72%, 12/25/36		2,543	2,452,413
Series 2007-2A, Class A1, 2.76%, 07/25/37		4,109	3,879,650
Series 2007-4A, Class A1, 2.94%, 09/25/37		17,852	16,888,063
Series 2007-6A, Class A4A, 3.99%, 12/25/37		5,310	4,470,128
BBCMS Mortgage Trust(a)(c):
Series 2018-CHRS, Class E, 4.27%, 08/05/38		2,640	2,329,654
Series 2018-TALL, Class A, 3.21%, 03/15/37		2,453	2,429,951
Series 2018-TALL, Class D, 3.93%, 03/15/37		3,030	3,011,014
BBCMS Trust(a)(c):
Series 2015-STP, Class E, 4.28%, 09/10/28		220	215,278

Security		Par (000)	Value

United States (continued)
Series 2019-CLP, Class D, 4.21%, 12/15/31	USD	11,959	$11,839,160
Series 2019-CLP, Class E, 4.60%, 12/15/31		21,624	21,407,182
BB-UBS Trust, Series 2012-SHOW, Class E, 4.03%, 11/05/36(a)(c)		2,313	2,253,464
Bear Stearns Commercial Mortgage Securities Trust 2007-TOP26, Series 2007-T26, Class AM, 5.46%, 01/12/45(c)		2,660	2,648,338
Benchmark Mortgage Trust:
Series 2018-B3, Class D, 3.06%, 04/10/51(a)		570	496,794
Series 2018-B5, Class A4, 4.21%, 07/15/51		3,750	4,032,290
Series 2019-B10, Class 3CCA, 1.00%, 03/15/62(a)(c)		12,194	11,943,360
Series 2019-B9, Class A5, 4.02%, 03/15/52		914	970,019
Series 2019-B9, Class C, 4.97%, 03/15/52(c)		7,824	8,377,151
BHMS(a)(c):
Series 2018-ATLS, Class A, 3.73%, 07/15/35		18,444	18,415,154
Series 2018-ATLS, Class C, 4.38%, 07/15/35		2,570	2,565,145
BWAY Mortgage Trust(a):
Series 2013-1515, Class A2, 3.45%, 03/10/33		7,835	7,987,228
Series 2013-1515, Class D, 3.63%, 03/10/33		9,570	9,536,437
Series 2013-1515, Class E, 3.72%, 03/10/33		650	643,150
Series 2013-1515, Class F, 3.93%, 03/10/33(c)		601	592,568
Series 2015-1740, Class E, 4.45%, 01/10/35(c)		9,438	9,490,509
BX Commercial Mortgage Trust(a)(b):
Series 2018-BIOA, Class E, 4.43%, 03/15/37		3,790	3,789,957
Series 2018-IND, Class G, 4.53%, 11/15/35		450	451,181
Series 2018-IND, Class H, 5.48%, 11/15/35		35,851	35,963,272
BXP Trust(a)(c):
Series 2017-CC, Class D, 3.55%, 08/13/37		1,930	1,876,100
Series 2017-CC, Class E, 3.55%, 08/13/37		3,820	3,509,608
Series 2017-GM, Class D, 3.42%, 06/13/39		1,520	1,476,446
Series 2017-GM, Class E, 3.42%, 06/13/39		3,300	3,082,539
CAMB Commercial Mortgage Trust(a)(c):
Series 2019-LIFE, Class D, 4.23%, 12/15/37		13,710	13,744,157
Series 2019-LIFE, Class E, 4.63%, 12/15/37		20,019	20,106,461
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 5.49%, 04/10/29(a)(c)		1,830	1,863,951
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A4, 3.54%, 11/15/50		1,676	1,705,941
CD Mortgage Trust:
Series 2006-CD3, Class AM, 5.65%, 10/15/48		4,652	4,805,719
Series 2017-CD4, Class A4, 3.51%, 05/10/50(c)		150	153,697
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class A3, 3.87%, 01/10/48		1,090	1,132,751
Series 2016-C3, Class C, 4.76%, 01/10/48(c)		2,200	2,255,939
Series 2016-C4, Class C, 4.87%, 05/10/58(c)		7,780	8,066,562
Series 2018-TAN, Class C, 5.29%, 02/15/33(a)		3,020	3,115,697
CFK Trust(a):
Series 2019-FAX, Class D, 4.64%, 01/15/39		6,897	7,266,668
Series 2019-FAX, Class E, 4.64%, 01/15/39		6,152	6,188,257
CGBAM Commercial Mortgage Trust(a)(c):
Series 2015-SMRT, Class E, 3.79%, 04/10/28		10,086	10,173,881
Series 2015-SMRT, Class F, 3.79%, 04/10/28		670	675,231
CGDBB Commercial Mortgage Trust(a)(c):
Series 2017-BIOC, Class A, 3.27%, 07/15/32		8,510	8,510,010
Series 2017-BIOC, Class D, 4.08%, 07/15/32		8,490	8,500,660
Series 2017-BIOC, Class E, 4.63%, 07/15/32		18,230	18,229,986

42

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Citigroup Commercial Mortgage Trust:
Series 2014-GC19, Class C, 5.10%, 03/10/47(c)	USD	1,156	$1,222,654
Series 2015-GC27, Class C, 4.43%, 02/10/48(c)		14,540	14,649,406
Series 2015-SHP2, Class F, 7.68%, 07/15/27(a)(c)		1,080	1,080,133
Series 2016-C1, Class C, 4.95%, 05/10/49(c)		4,100	4,361,954
Series 2016-C1, Class D, 4.95%, 05/10/49(a)(c)		1,180	1,150,793
Series 2016-GC37, Class C, 4.92%, 04/10/49(c)		2,110	2,205,577
Series 2016-P3, Class C, 4.83%, 04/15/49(c)		340	357,117
Series 2016-P3, Class D, 2.80%, 04/15/49(a)(c)		2,645	2,190,996
Series 2017-C4, Class A4, 3.47%, 10/12/50		3,280	3,348,632
Series 2019-SMRT, Class D, 4.74%, 01/10/24(a)(c)		12,165	12,633,828
Series 2019-SMRT, Class E, 4.74%, 01/10/24(a)(c)		1,081	1,099,300
CLNS Trust, Series 2017-IKPR, Class E, 5.99%, 06/11/32(a)(c)		1,762	1,768,609
COMM Mortgage Trust, Series 2017-COR2, Class A3, 3.51%, 09/10/50		3,170	3,229,743
Commercial Mortgage Trust:
Series 2005-C6, Class F, 5.64%, 06/10/44(a)(c)		1,299	1,316,512
Series 2013-300P, Class D, 4.39%, 08/10/30(a)(c)		750	772,466
Series 2013-GAM, Class A2, 3.37%, 02/10/28(a)		845	843,973
Series 2014-CR15, Class C, 4.74%, 02/10/47(c)		670	711,683
Series 2014-LC15, Class A4, 4.01%, 04/10/47		3,572	3,740,850
Series 2014-TWC, Class B, 4.10%, 02/13/32(a)(c)		9,430	9,429,999
Series 2014-TWC, Class E, 5.75%, 02/13/32(a)(c)		6,115	6,118,828
Series 2014-UBS4, Class C, 4.63%, 08/10/47(c)		6,519	6,604,126
Series 2015-CR23, Class CMC, 3.68%, 05/10/48(a)(c)		580	579,185
Series 2015-CR23, Class CMD, 3.68%, 05/10/48(a)(c)		18,523	18,463,902
Series 2015-CR23, Class CME, 3.68%, 05/10/48(a)(c)		15,050	14,948,465
Series 2015-CR25, Class C, 4.54%, 08/10/48(c)		290	294,528
Series 2015-LC19, Class A4, 3.18%, 02/10/48		4,783	4,828,107
Series 2015-LC19, Class C, 4.26%, 02/10/48(c)		1,207	1,234,343
Series 2015-LC19, Class D, 2.87%, 02/10/48(a)		3,879	3,428,548
Series 2015-LC21, Class C, 4.30%, 07/10/48(c)		6,490	6,604,929
Series 2015-LC23, Class A4, 3.77%, 10/10/48		1,028	1,068,728
Series 2016-667M, Class D, 3.18%, 10/10/36(a)(c)		1,840	1,706,984
Series 2017-COR2, Class D, 3.00%, 09/10/50(a)		2,237	1,959,185

Security		Par (000)	Value

United States (continued)
Series 2018-HCLV, Class B, 3.88%, 09/15/33(a)(c)	USD	3,955	$3,955,000
Core Industrial Trust(a)(c):
Series 2015-CALW, Class G, 3.85%, 02/10/34		29,865	29,730,130
Series 2015-TEXW, Class D, 3.85%, 02/10/34		4,140	4,174,184
Series 2015-TEXW, Class F, 3.85%, 02/10/34		16,810	16,688,835
Series 2015-WEST, Class E, 4.23%, 02/10/37		1,476	1,488,185
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2004-C4, Class F, 5.23%, 10/15/39(a)(c)		1,792	1,792,617
Series 2005-C2, Class AMFX, 4.88%, 04/15/37		74	72,336
Series 2005-C3, Class C, 4.95%, 07/15/37(c)		450	455,616
CSAIL Commercial Mortgage Trust:
Series 2015-C2, Class A4, 3.50%, 06/15/57		3,010	3,078,706
Series 2018-CX11, Class A5, 4.03%, 04/15/51(c)		8,389	8,835,693
Series 2019-C15, Class A4, 4.05%, 03/15/52		9,521	10,066,942
Series 2019-C15, Class C, 5.15%, 03/15/52(c)		7,122	7,473,808
Series 2019-C15, Class D, 3.00%, 03/15/52(a)		3,323	2,708,185
CSMC Trust(a):
Series 2016-MFF, Class A, 4.08%, 11/15/33(c)		1,435	1,440,524
Series 2017-CHOP, Class E, 5.78%, 07/15/32(c)		2,963	2,970,403
Series 2017-PFHP, Class A, 3.43%, 12/15/30(c)		2,310	2,301,968
Series 2017-TIME, Class A, 3.65%, 11/13/39		2,190	2,208,826
CSWF, Series 2018-TOP, Class A, 3.48%, 08/15/35(a)(c)		3,777	3,766,568
DBGS Mortgage Trust, Series 2018-C1, Class A4, 4.47%, 10/15/51		3,040	3,325,789
DBJPM Mortgage Trust, Series 2016-C1, Class A4, 3.28%, 05/10/49		955	965,037
DBUBS Mortgage Trust(a):
Series 2017-BRBK, Class A, 3.45%, 10/10/34		6,680	6,819,221
Series 2017-BRBK, Class E, 3.53%, 10/10/34(c)		11,280	10,896,405
Series 2017-BRBK, Class F, 3.53%, 10/10/34(c)(d)		2,300	2,102,912
Eleven Madison Mortgage Trust, Series 2015-11MD, Class A, 3.55%, 09/10/35(a)(c)		3,210	3,296,390
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class EFX, 3.38%, 12/15/34(a)(c)		2,185	2,164,235
GRACE Mortgage Trust, Series 2014-GRCE, Class F, 3.59%, 06/10/28(a)(c)		28,606	28,314,717
GS Mortgage Securities Corp. II(a):
Series 2005-ROCK, Class A, 5.37%, 05/03/32		7,340	8,254,690
Series 2013-KING, Class E, 3.44%, 12/10/27(c)		14,850	14,746,586
GS Mortgage Securities Corp. Trust(a):
Series 2016-RENT, Class C, 4.07%, 02/10/29(c)		1,450	1,460,683
Series 2016-RENT, Class E, 4.07%, 02/10/29(c)		6,000	5,995,345
Series 2017-500K, Class D, 3.78%, 07/15/32(c)		620	617,481

43

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Series 2017-500K, Class E, 3.98%, 07/15/32(c)	USD	1,270	$1,266,419
Series 2017-500K, Class F, 4.28%, 07/15/32(c)		1,435	1,431,372
Series 2017-500K, Class G, 4.98%, 07/15/32(c)		963	957,964
Series 2017-GPTX, Class A, 2.86%, 05/10/34		6,110	6,074,541
Series 2018-HULA, Class D, 4.28%, 07/15/25(c)		3,300	3,302,034
GS Mortgage Securities Trust:
Series 2014-GC20, Class B, 4.53%, 04/10/47(c)		370	374,521
Series 2015-GS1, Class A3, 3.73%, 11/10/48		1,780	1,844,897
Series 2017-GS6, Class A3, 3.43%, 05/10/50		3,340	3,384,834
Series 2017-GS7, Class A4, 3.43%, 08/10/50		7,888	7,985,751
Series 2017-GS7, Class D, 3.00%, 08/10/50(a)		3,909	3,467,218
Series 2017-GS7, Class E, 3.00%, 08/10/50(a)		3,926	3,361,311
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A, 2.84%, 08/10/38(a)		5,230	5,113,214
IMT Trust(a):
Series 2017-APTS, Class AFX, 3.48%, 06/15/34		4,090	4,178,445
Series 2017-APTS, Class DFX, 3.50%, 06/15/34(c)		1,350	1,334,047
Series 2017-APTS, Class EFX, 3.50%, 06/15/34(c)		2,090	2,023,280
InTown Hotel Portfolio Trust, Series 2018-STAY, Class A, 3.18%, 01/15/33(a)(c)		1,670	1,660,017
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class A4, 3.80%, 09/15/47		1,600	1,662,502
Series 2015-C33, Class D1, 4.12%, 12/15/48(a)(c)		4,979	4,797,135
JPMCC Commercial Mortgage Securities Trust:
Series 2017-JP5, Class C, 3.90%, 03/15/50(c)		3,120	3,088,270
Series 2017-JP5, Class D, 4.65%, 03/15/50(a)(c)		4,720	4,598,400
Series 2017-JP6, Class A5, 3.49%, 07/15/50		3,130	3,200,552
Series 2017-JP7, Class B, 4.05%, 09/15/50		840	860,731
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class C, 4.51%, 03/15/50(c)		605	620,960
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2012-CBX, Class A4FL, 3.78%, 06/15/45(a)(c)		1,140	1,162,864
Series 2014-C20, Class A5, 3.80%, 07/15/47		5,340	5,555,280
Series 2015-JP1, Class D, 4.24%, 01/15/49(c)		7,843	7,515,145
Series 2015-UES, Class E, 3.62%, 09/05/32(a)(c)		17,360	17,230,177
Series 2016-NINE, Class A, 2.85%, 10/06/38(a)(c)		12,450	12,174,760
Series 2017-MAUI, Class A, 3.32%, 07/15/34(a)(c)		3,700	3,686,050
Series 2017-MAUI, Class D, 4.44%, 07/15/34(a)(c)		1,270	1,270,776
Series 2017-MAUI, Class E, 5.44%, 07/15/34(a)(c)		4,220	4,225,223
Series 2017-MAUI, Class F, 6.24%, 07/15/34(a)(c)		660	652,643
Series 2018-WPT, Class FFX, 5.54%, 07/05/33(a)		2,430	2,447,440

Security		Par (000)	Value

United States (continued)
LB-UBS Commercial Mortgage Trust:
Series 2006-C4, Class F, 6.18%, 06/15/38(c)	USD	722	$735,654
Series 2007-C6, Class AMFL, 6.11%, 07/15/40(a)		139	138,768
LCCM Mortgage Trust, Series 2014-909, Class E, 3.90%, 05/15/31(a)(c)		10,892	10,823,071
Lehman Brothers Small Balance Commercial Mortgage Trust(a)(c):
Series 2006-2A, Class M2, 2.88%, 09/25/36		1,800	1,741,848
Series 2007-1A, Class 1A, 2.74%, 03/25/37		3,775	3,660,984
MAD Mortgage Trust(a)(c):
Series 2017-330M, Class D, 3.71%, 08/15/34		2,925	2,924,228
Series 2017-330M, Class E, 3.76%, 08/15/34		8,020	7,759,483
Madison Avenue Trust, Series 2013-650M, Class D, 4.03%, 10/12/32(a)(c)		8,002	8,052,154
Merrill Lynch Mortgage Trust(c):
Series 2005-CIP1, Class D, 5.60%, 07/12/38		2,671	2,710,663
Series 2005-MKB2, Class F, 6.32%, 09/12/42(a)		3,650	3,714,378
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C16, Class A5, 3.89%, 06/15/47		3,610	3,771,284
Series 2015-C23, Class A4, 3.72%, 07/15/50		2,748	2,847,682
Series 2015-C23, Class D, 4.13%, 07/15/50(a)(c)		3,338	3,138,054
Series 2015-C25, Class C, 4.53%, 10/15/48(c)		720	748,028
Series 2015-C26, Class D, 3.06%, 10/15/48(a)		3,937	3,472,189
Series 2017-C33, Class C, 4.56%, 05/15/50(c)		2,270	2,278,976
Morgan Stanley Capital Barclays Bank Trust, Series 2016-MART, Class A, 2.20%, 09/13/31(a)		2,200	2,169,389
Morgan Stanley Capital I, Series 2017-HR2, Class D, 2.73%, 12/15/50		1,115	929,782
Morgan Stanley Capital I Trust:
Series 2006-IQ11, Class C, 6.24%, 10/15/42(c)		4,210	4,336,338
Series 2006-T21, Class AJ, 5.27%, 10/12/52(c)		400	401,519
Series 2007-T27, Class AJ, 5.95%, 06/11/42(c)		6,056	6,392,350
Series 2014-150E, Class F, 4.30%, 09/09/32(a)(c)		6,850	6,881,779
Series 2014-CPT, Class E, 3.45%, 07/13/29(a)(c)		630	628,546
Series 2014-CPT, Class F, 3.45%, 07/13/29(a)(c)		14,586	14,442,506
Series 2014-CPT, Class G, 3.45%, 07/13/29(a)(c)		6,825	6,699,713
Series 2015-MS1, Class C, 4.03%, 05/15/48(c)		3,053	3,072,624
Series 2015-MS1, Class D, 4.03%, 05/15/48(a)(c)		830	768,311
Series 2017-CLS, Class F, 5.08%, 11/15/34(a)(c)		15,877	15,787,401
Series 2017-H1, Class A5, 3.53%, 06/15/50		300	306,565
Series 2017-H1, Class C, 4.28%, 06/15/50(c)		1,750	1,735,775
Series 2017-H1, Class D, 2.55%, 06/15/50(a)		7,340	5,933,803
Series 2017-JWDR, Class D, 4.43%, 11/15/34(a)(c)		2,660	2,664,970
Series 2017-JWDR, Class E, 5.53%, 11/15/34(a)(c)		4,930	4,951,546
Series 2018-MP, Class E, 4.28%, 07/11/40(a)(c)		4,390	4,118,218

44

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
Series 2018-SUN, Class F, 5.03%, 07/15/35(a)(c)	USD	6,010	$5,968,559
Series 2019-AGLN, Class D, 4.25%, 03/15/34(a)(c)		9,030	9,030,000
Series 2019-AGLN, Class F, 5.10%, 03/15/34(a)(b)		9,590	9,590,000
Series 2019-L2, Class A4, 4.07%, 03/15/52		4,459	4,743,072
Morgan Stanley Capital I, Inc.:
Series 2018-H3, Class A5, 4.18%, 07/15/51		2,200	2,355,720
Series 2018-H3, Class C, 4.85%, 07/15/51(c)		3,800	3,976,253
Series 2018-H3, Class D, 3.00%, 07/15/51(a)		2,620	2,212,726
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class A, 3.43%, 06/15/35(a)(c)		2,200	2,178,271
Olympic Tower Mortgage Trust, Series 2017-OT, Class E, 3.95%, 05/10/39(a)(c)		7,856	7,384,386
RAIT Trust, Series 2017-FL7, Class C, 4.98%, 06/15/37(a)(c)		1,440	1,420,031
RSO Repo SPE Trust 2017, 3.82%, 09/15/20(c)(d)		26,556	26,290,201
USDC, Series 2018-USDC, Class F, 4.49%, 05/09/38(a)(c)		3,780	3,654,317
Velocity Commercial Capital Loan Trust:
Series 2016-1, Class M4, 8.75%, 04/25/46(a)(c)		970	1,118,638
Series 2016-2, Class M3, 5.50%, 10/25/46(c)		2,250	2,322,630
Series 2016-2, Class M4, 7.23%, 10/25/46(c)		1,110	1,153,112
Series 2017-2, Class M3, 4.24%, 11/25/47(a)(c)		1,723	1,721,240
Series 2017-2, Class M4, 5.00%, 11/25/47(a)(c)		1,034	1,031,606
Series 2018-1, Class M2, 4.26%, 04/25/48(a)		946	961,369
VNDO Mortgage Trust(a)(c):
Series 2013-PENN, Class D, 3.95%, 12/13/29		1,400	1,403,999
Series 2013-PENN, Class E, 3.95%, 12/13/29		4,115	4,046,101
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class A, 3.83%, 06/15/29(a)(c)		2,415	2,414,936
Wells Fargo Commercial Mortgage Trust:
Series 2013-BTC, Class F, 3.55%, 04/16/35(a)(c)		8,491	8,031,672
Series 2014-LC18, Class A5, 3.41%, 12/15/47		1,488	1,514,654
Series 2015-C27, Class C, 3.89%, 02/15/48		5,879	5,705,455
Series 2015-C28, Class A4, 3.54%, 05/15/48		2,490	2,547,982
Series 2015-C31, Class A4, 3.70%, 11/15/48		1,430	1,480,260
Series 2015-NXS4, Class A4, 3.72%, 12/15/48		1,610	1,663,238
Series 2015-NXS4, Class D, 3.60%, 12/15/48(c)		1,516	1,428,428
Series 2015-P2, Class D, 3.24%, 12/15/48(a)		1,687	1,423,857
Series 2016-C34, Class C, 5.03%, 06/15/49(c)		2,490	2,600,994
Series 2016-NXS5, Class D, 4.88%, 01/15/59(c)		1,000	973,246
Series 2017-C38, Class A5, 3.45%, 07/15/50		2,150	2,179,143
Series 2017-C39, Class A5, 3.42%, 09/15/50		3,468	3,513,704
Series 2017-C39, Class C, 4.12%, 09/15/50		1,570	1,544,807
Series 2017-C39, Class D, 4.35%, 09/15/50(a)(c)		1,553	1,480,063
Series 2017-HSDB, Class A, 3.35%, 12/13/31(a)(c)		3,928	3,917,567
Series 2018-1745, Class A, 3.75%, 06/15/36(a)(c)		2,490	2,575,123

Security		Par (000)	Value

United States (continued)
Series 2018-BXI, Class E, 4.64%, 12/15/36(a)(c)	USD	2,330	$2,332,014
Series 2018-C44, Class D, 3.00%, 05/15/51(a)		3,000	2,411,535
Series 2018-C45, Class C, 4.73%, 06/15/51		1,450	1,482,444
Series 2019-C49, Class A5, 4.02%, 03/15/52		969	1,021,867
WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A3FL, 3.43%, 03/15/44(a)(c)		168	168,120

			1,164,420,179

			1,234,246,823

Interest Only Collateralized Mortgage Obligations — 0.0%

United States — 0.0%(c)
IndyMac IMSC Mortgage Loan Trust, Series 2007-HOA1, Class AXPP, 1.34%, 07/25/47		29,665	878,754
Reperforming Loan REMIC Trust, Series 2005-R3, Class AS, 3.57%, 09/25/35(a)		3,504	362,365
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class BIO, 1.24%, 07/25/56(a)		8,635	1,011,328

			2,252,447

			2,252,447

Interest Only Commercial Mortgage-Backed Securities — 0.2%

United States — 0.2%
245 Park Avenue Trust, Series 2017-245P, Class XA, 0.15%, 06/05/37(a)(c)		25,000	349,750
BAMLL Commercial Mortgage Securities Trust, Series 2016-SS1, Class XA, 0.56%, 12/15/35(a)(c)		19,140	670,857
Banc of America Commercial Mortgage Trust(c):
Series 2017-BNK3, Class XB, 0.63%, 02/15/50		31,555	1,401,559
Series 2017-BNK3, Class XD, 1.29%, 02/15/50(a)		12,290	1,042,438
BBCMS Trust(a)(c):
Series 2015-SRCH, Class XA, 0.96%, 08/10/35		73,430	4,582,032
Series 2015-SRCH, Class XB, 0.19%, 08/10/35		42,790	667,952
Benchmark Mortgage Trust, Series 2019-B9, Class XA, 1.05%, 03/15/52		51,506	4,286,634
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class X, 1.39%, 04/10/29(a)(c)(d)		84,430	2,405,411
CFCRE Commercial Mortgage Trust(c):
Series 2016-C4, Class XA, 1.73%, 05/10/58		19,743	1,821,755
Series 2016-C4, Class XB, 0.73%, 05/10/58		18,700	878,900
Commercial Mortgage Trust(c):
Series 2013-CR6, Class XA, 1.06%, 03/10/46		26,305	782,867
Series 2015-CR25, Class XA, 0.91%, 08/10/48		78,520	3,373,565
Series 2018-COR3, Class XD, 1.75%, 05/10/51(a)		8,680	1,119,642
Core Industrial Trust(a)(c):
Series 2015-TEXW, Class XA, 0.77%, 02/10/34		57,049	1,065,003
Series 2015-WEST, Class XA, 0.93%, 02/10/37		39,120	1,911,779
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class XB, 0.14%, 11/15/50(c)		32,800	547,176
CSMC OA LLC, Series 2014-USA, Class X2, 0.04%, 09/15/37(a)(c)		598,765	2,892,035

45

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United States (continued)
DBJPM Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 06/10/50(c)	USD	15,440	$962,221
GS Mortgage Securities Trust, Series 2014-GC20, Class XA, 1.06%, 04/10/47(c)		4,033	149,187
JPMBB Commercial Mortgage Securities Trust(c):
Series 2014-C22, Class XA, 0.87%, 09/15/47		6,229	229,689
Series 2014-C26, Class XA, 1.06%, 01/15/48		7,235	290,256
Series 2015-C27, Class XD, 0.50%, 02/15/48(a)		31,775	778,170
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75%, 12/15/49(a)(c)		14,670	705,386
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class XC, 0.75%, 08/15/49(a)(c)		37,589	1,736,612
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 1.11%, 03/10/50(a)(c)		9,782	444,359
Morgan Stanley Bank of America Merrill Lynch Trust(c):
Series 2014-C19, Class XD, 1.19%, 12/15/47(a)		51,913	3,161,657
Series 2014-C19, Class XF, 1.19%, 12/15/47(a)		13,486	705,183
Series 2015-C21, Class XB, 0.30%, 03/15/48(a)		15,696	284,002
Series 2015-C22, Class XA, 1.10%, 04/15/48		106,150	5,025,906
Series 2015-C26, Class XD, 1.35%, 10/15/48(a)		18,660	1,434,021
Series 2016-C31, Class XA, 1.43%, 11/15/49		7,753	601,517
Morgan Stanley Capital I Trust(c):
Series 2017-H1, Class XD, 2.20%, 06/15/50(a)		8,870	1,332,097
Series 2019-L2, Class XA, 1.20%, 03/15/52		22,891	1,902,720
Morgan Stanley Capital I, Inc., Series 2018-H4, Class XA, 0.87%, 12/15/51(c)		37,833	2,523,659
Olympic Tower Mortgage Trust, Series 2017-OT, Class XA, 0.38%, 05/10/39(a)(c)		99,000	2,904,660
One Market Plaza Trust(a)(c):
Series 2017-1MKT, Class XCP, 0.09%, 02/10/32		152,049	623,401
Series 2017-1MKT, Class XNCP, 0.00%, 02/10/32(d)		30,410	304
UBS Commercial Mortgage Trust, Series 2018-C14, Class XA, 1.01%, 12/15/51(c)		13,678	1,039,885
Wells Fargo Commercial Mortgage Trust(c):
Series 2015-NXS1, Class XB, 0.35%, 05/15/48		13,786	400,614
Series 2016-BNK1, Class XD, 1.26%, 08/15/49(a)		9,764	726,246
Series 2018-C44, Class XA, 0.76%, 05/15/51		37,518	2,043,570

			59,804,677

Principal Only Collateralized Mortgage-Backed Securities — 0.0%

United States — 0.0%
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class B, 0.00%, 07/25/56(a)(m)		4,281	352,312

Total Non-Agency Mortgage-Backed Securities — 6.6% (Cost: $2,191,362,207)			2,186,519,788

Security		Par (000)		Value

Preferred Securities — 0.4%

Capital Trusts — 0.4%

Luxembourg — 0.0%
Novartex Holding Luxembourg SCA(d)	EUR	—	(f)	$—

United Kingdom — 0.1%(k)(o)
Lloyds Banking Group plc:
6.41%(a)	USD	1,000		1,006,250
6.66%		437		446,832
6.66%(a)		2,363		2,416,168
Nationwide Building Society, 10.25%	GBP	10,334		19,516,867

				23,386,117

United States — 0.3%(k)
Bank of America Corp.(o):
Series DD, 6.30%	USD	3,010		3,269,613
Series Z, 6.50%		6,583		7,142,818
Capital One Financial Corp., Series E, 5.55%(o)		7,551		7,664,265
Citigroup, Inc.(o):
Series R, 6.13%		17,534		17,884,680
6.25%		3,340		3,515,350
JPMorgan Chase & Co.(o):
Series Z, 5.30%		13,730		13,874,165
Series S, 6.75%		6,544		7,174,383
Morgan Stanley, Series J, 5.55%(o)		5,950		6,054,720
NBCUniversal Enterprise, Inc., 5.25%(a)		4,900		4,973,500
State Street Corp., Series F, 5.25%(o)		10,000		10,212,500
Wells Fargo & Co., Series U, 5.87%(o)		16,668		17,809,758

				99,575,752

Total Capital Trusts — 0.4% (Cost: $124,973,127)				122,961,869

		Shares

Preferred Stocks — 0.0%

United States — 0.0%(k)(o)
Federal Home Loan Mortgage Corp., Series Z, 0.00%(i)		249,600		2,505,984
Federal National Mortgage Association, Series S, 0.00%		249,600		2,578,368
Morgan Stanley, Series E, 0.00%		33,813		950,822

				6,035,174

Total Preferred Stocks — 0.0% (Cost: $5,104,214)				6,035,174

Total Preferred Securities — 0.4% (Cost: $130,077,341)				128,997,043

		Par (000)

U.S. Government Sponsored Agency Securities — 44.4%

Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes(b):
Series 2015-DN1, Class B, (LIBOR USD 1 Month + 11.50%), 13.99%, 01/25/25	USD	1,476		2,059,122
Series 2015-HQ2, Class B, (LIBOR USD 1 Month + 7.95%), 10.44%, 05/25/25		1,587		1,913,246
Series 2017-DNA2, Class B1, (LIBOR USD 1 Month + 5.15%), 7.64%, 10/25/29		3,125		3,529,347

46

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Series 2017-DNA3, Class B1, (LIBOR USD 1 Month + 4.45%), 6.94%, 03/25/30	USD	5,034	$5,401,058
Series 2017-HRP1, Class M2, (LIBOR USD 1 Month + 2.45%), 4.94%, 12/25/42		2,090	2,125,507

			15,028,280

Commercial Mortgage-Backed Securities — 0.3%
Federal Home Loan Mortgage Corp.:
Series 2018-K77, Class B, 4.16%, 05/25/51(a)		2,060	2,098,419
Series K058, Class A2, 2.65%, 08/25/26		1,700	1,681,594
Series K064, Class A2, 3.22%, 03/25/27		4,121	4,222,871
Series K076, Class A2, 3.90%, 04/25/28		3,342	3,590,930
Series KJ20, Class A2, 3.80%, 12/25/25		2,790	2,929,027
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Variable Rate Notes(o):
Series K077, Class A2, 3.85%, 05/25/28		4,990	5,344,300
Series K083, Class A2, 4.05%, 09/25/28		10,000	10,874,670
Federal Home Loan Mortgage Corp. Variable Rate Notes:
Series 2016-K54, Class B, 4.05%, 04/25/48(a)(o)		3,410	3,483,433
Series 2017-K64, Class B, 3.98%, 05/25/50(a)(o)		2,026	2,056,247
Series 2018-K732, Class B, 4.06%, 05/25/25(a)(o)		4,990	5,035,759
Series 2018-K74, Class B, 4.09%, 02/25/51(a)(o)		1,200	1,222,392
Series 2018-K80, Class B, (LIBOR USD 1 Month + 0.00%), 4.23%, 08/25/50(a)(b)		4,180	4,279,969
Series 2018-SB52, Class A10F, 3.48%, 06/25/28(o)		6,832	7,024,473
Series 2018-SB53, Class A10F, 3.66%, 06/25/28(o)		4,088	4,226,702
Series K063, Class A2, 3.43%, 01/25/27(o)		13,595	14,129,181
Series K085, Class A2, 4.06%, 10/25/28(o)		3,250	3,538,472
Series KL4F, Class A2AS, 3.68%, 10/25/25(o)		4,408	4,566,893
Series KW06, Class A2, 3.80%, 06/25/28(o)		2,790	2,956,279
Federal National Mortgage Association ACES, Series 2018-M12, Class A1, 3.55%, 02/25/30		705	737,072
Federal National Mortgage Association ACES Variable Rate Notes(o):
Series 2017-M14, Class A2, 2.88%, 11/25/27		8,110	8,065,489
Series 2017-M7, Class A2, 2.96%, 02/25/27		15,611	15,635,790
Series 2018-M14, Class A2, 3.58%, 08/25/28		8,633	9,018,910
Series 2019-M1, Class A2, 3.56%, 09/25/28		4,540	4,745,470
Government National Mortgage Association:
Series 2015-97, Class VA, 2.25%, 12/16/38		3,034	2,846,420
Series 2016-158, Class VA, 2.00%, 03/16/35		1,886	1,727,930

			126,038,692

Interest Only Commercial Mortgage-Backed Securities — 0.3%
Federal Home Loan Mortgage Corp. Variable Rate Notes(n):
Series 2015-K718, Class X2A, 0.10%, 02/25/48(a)		416,970	915,874
Series K718, Class X1, 0.62%, 01/25/22		26,631	386,335
Series KW01, Class X1, 0.97%, 01/25/26		96,228	5,143,856
Series KW03, Class X1, 0.85%, 06/25/27		20,489	1,077,541
Federal National Mortgage Association ACES Variable Rate Notes, Series 2017-M12, Class X, 0.33%, 06/25/27(o)		35,167	711,423

Security		Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities (continued)
Government National Mortgage Association:
Series 2014-40, Class AI, 1.00%, 02/16/39	USD	13,736	$169,370
Series 2014-52, Class AI, 0.83%, 08/16/41		19,038	398,654
Government National Mortgage Association Variable Rate Notes:
Series 2009-80, 0.69%, 09/16/51(o)		4,893	393,066
Series 2012-23, 0.57%, 06/16/53(o)		9,360	221,994
Series 2013-145, Class SI, (LIBOR USD 1 Month + 6.25%), 3.77%, 04/16/40(b)		16,651	974,936
Series 2013-191, 0.74%, 11/16/53(o)		7,809	268,591
Series 2013-30, 0.80%, 09/16/53(o)		34,863	1,435,675
Series 2013-63, 0.79%, 09/16/51(o)		47,643	2,506,244
Series 2013-78, 0.79%, 10/16/54(o)		40,231	1,725,231
Series 2015-171, 0.87%, 11/16/55(o)		16,377	968,604
Series 2015-173, 0.89%, 09/16/55(o)		17,346	1,142,145
Series 2015-22, 0.73%, 03/16/55(o)		27,683	1,395,893
Series 2015-37, 0.83%, 10/16/56(o)		6,569	371,222
Series 2015-48, 0.69%, 02/16/50(o)		14,246	643,743
Series 2016-110, 1.03%, 05/16/58(o)		18,540	1,438,588
Series 2016-113, (LIBOR USD 1 Month + 0.00%), 1.18%, 02/16/58(b)		23,469	2,141,694
Series 2016-119, (LIBOR USD 1 Month + 0.00%), 1.12%, 04/16/58(b)		30,199	2,510,258
Series 2016-125, 1.06%, 12/16/57(o)		27,413	2,170,958
Series 2016-128, 0.95%, 09/16/56(o)		36,389	2,843,327
Series 2016-13, 0.92%, 04/16/57(o)		38,098	2,455,957
Series 2016-152, 0.93%, 08/15/58(o)		49,270	3,736,553
Series 2016-158, (LIBOR USD 1 Month + 0.00%), 0.91%, 06/16/58(b)		19,630	1,415,322
Series 2016-162, 1.00%, 09/16/58(o)		71,306	5,767,771
Series 2016-165, 0.96%, 12/16/57(o)		17,819	1,408,815
Series 2016-175, 0.92%, 09/16/58(o)		30,337	2,207,631
Series 2016-26, 0.96%, 02/16/58(o)		90,541	6,471,373
Series 2016-34, 0.99%, 01/16/58(o)		26,691	2,059,747
Series 2016-35, 0.89%, 03/16/58(o)		35,434	2,454,891
Series 2016-36, 0.94%, 08/16/57(o)		31,587	2,103,908
Series 2016-67, 1.17%, 07/16/57(o)		20,485	1,644,649
Series 2016-87, 1.00%, 08/16/58(o)		74,043	5,576,443
Series 2016-92, 1.01%, 04/16/58(o)		23,169	1,680,761
Series 2016-96, 0.98%, 12/16/57(o)		46,800	3,497,240
Series 2016-97, 1.04%, 07/16/56(o)		26,994	2,217,584
Series 2017-100, 0.81%, 05/16/59(o)		26,407	1,788,181
Series 2017-151, 0.71%, 09/16/57(o)		35,378	2,124,686
Series 2017-7, 0.97%, 12/16/58(o)		31,661	2,486,184
Series 2018-106, 0.49%, 04/16/60(o)		30,416	1,673,500
Series 2018-85, 0.52%, 07/16/60(o)		32,172	1,833,713

			86,560,131

Mortgage-Backed Securities — 43.7%
Federal Home Loan Mortgage Corp.:
4.00%, 11/01/41 - 07/01/48		32,350	33,738,507
3.50%, 02/01/42 - 02/01/43		63,179	64,571,881
4.50%, 09/01/44 - 12/01/48		614,554	656,105,019
Federal National Mortgage Association:
3.00%, 07/01/30 - 12/01/33		239,168	241,951,570
3.00%, 11/01/33(t)		264,441	267,386,274
2.50%, 03/25/34(u)		21,000	20,872,111
3.00%, 04/25/34(u)		443,800	447,881,265
6.00%, 03/01/38		3	2,901
4.00%, 12/01/40 - 08/01/48		933,204	976,268,381
4.50%, 09/01/43 - 01/01/49		1,074,783	1,148,332,064
5.00%, 09/01/44		26,767	28,773,590
3.50%, 04/25/49(u)		391,183	396,485,122

47

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 04/25/49 - 05/25/49(u)	USD	110,367	$113,468,406
4.50%, 04/25/49(u)		6,138,167	6,395,322,575
5.00%, 04/25/49(u)		1,937,138	2,047,948,822
Government National Mortgage Association(u):
3.50%, 04/15/49		306,852	313,486,475
4.00%, 04/15/49		821,761	848,452,183
Universal Mortgage Backed Securities(u):
3.50%, 06/25/49		100	101,191
4.00%, 06/25/49		479,296	492,218,525

			14,493,366,862

Total U.S. Government Sponsored Agency Securities — 44.4% (Cost: $14,600,768,764)			14,720,993,965

U.S. Treasury Obligations — 0.4%
U.S. Treasury Inflation Linked Notes, 0.63%, 04/15/23(q)(v)		120,376	121,208,009
U.S. Treasury Notes:
2.75%, 09/15/21		1,500	1,517,578
2.63%, 12/31/23		65	66,105
3.13%, 11/15/28		2,000	2,121,484

Total U.S. Treasury Obligations — 0.4% (Cost: $123,663,637)			124,913,176

		Shares
Warrants — 0.0%

Japan — 0.0%
Wessex Ltd. (Issued/exercisable 06/16/16, 1 share for 1 warrant, Expires 06/24/19, Strike Price JPY 1.00)(d)(g)		4,500,000	6,131

United States — 0.0%(g)
Sentinel Energy Services, Inc. (Issued/exercisable 01/31/19, 100 1 share for 1 warrant, Expires 12/22/22, Strike Price USD 11.50)(ab)		380,846	251,358
Target Hospitality Corp. (Issued/exercisable 03/18/19, 1 1 share for 1 warrant, Expires 03/15/24, Strike Price USD 11.50)		22,811	35,357

			286,715

Total Warrants — 0.0%			292,846

Total Long-Term Investments — 126.7% (Cost: $41,887,681,989)			42,012,867,496

Short-Term Securities — 3.7%

		Par (000)

Borrowed Bond Agreements — 1.9%(w)(x)
Barclays Bank plc, (2.85)%, Open (Purchased on 03/22/19 to be repurchased at EUR 2,905,374, collateralized by Casino Guichard Perrachon SA, 5.98%, due at 05/26/21, par and fair value of EUR 2,600,000 and $3,128,000, respectively)	EUR	2,907	3,260,652
Barclays Bank plc, (2.50)%, Open (Purchased on 01/16/19 to be repurchased at EUR 409,360, collateralized by Auchan Holding SADIR, 2.25%, due at 04/06/23, par and fair value of EUR 400,000 and $467,112, respectively)		411	460,667

Security		Par (000)	Value
Borrowed Bond Agreements (continued)
Barclays Bank plc, (2.50)%, Open (Purchased on 12/11/18 to be repurchased at EUR 812,852, collateralized by Auchan Holding SADIR, 2.25%, due at 04/06/23, par and fair value of EUR 800,000 and $934,226, respectively)	EUR	817	$916,813
Barclays Bank plc, (2.50)%, Open (Purchased on 12/14/18 to be repurchased at EUR 1,217,508, collateralized by Auchan Holding SADIR, 2.25%, due at 04/06/23, par and fair value of EUR 1,200,000 and $1,401,339, respectively)		1,226	1,375,675
Barclays Bank plc, (2.00)%, Open (Purchased on 02/06/19 to be repurchased at EUR 656,344, collateralized by Faurecia SA, 3.63%, due at 06/15/23, par and fair value of EUR 640,000 and $735,150, respectively)		658	738,428
Barclays Bank plc, (2.00)%, Open (Purchased on 02/01/19 to be repurchased at EUR 820,162, collateralized by Faurecia SA, 3.63%, due at 06/15/23, par and fair value of EUR 800,000 and $918,938, respectively)		823	922,836
Barclays Bank plc, (2.00)%, Open (Purchased on 02/06/19 to be repurchased at EUR 471,747, collateralized by Faurecia SA, 3.63%, due at 06/15/23, par and fair value of EUR 460,000 and $528,389, respectively)		473	530,745
Barclays Bank plc, (1.85)%, Open (Purchased on 02/01/19 to be repurchased at EUR 718,160, collateralized by Faurecia SA, 3.63%, due at 06/15/23, par and fair value of EUR 700,000 and $804,070, respectively)		720	807,921
Barclays Bank plc, (1.50)%, Open (Purchased on 11/20/18 to be repurchased at EUR 536,728, collateralized by Hema Bondco I BV, 6.25%, due at 07/15/22, par and fair value of EUR 600,000 and $624,254, respectively)		540	605,328
Barclays Bank plc, (1.40)%, Open (Purchased on 01/30/19 to be repurchased at EUR 1,577,450, collateralized by Telenet Finance Luxembourg Notes SARL, 3.50%, due at 03/01/28, par and fair value of EUR 1,600,000 and $1,793,938, respectively)		1,581	1,773,574
Barclays Bank plc, (1.40)%, Open (Purchased on 01/31/19 to be repurchased at EUR 2,567,366, collateralized by Telenet Finance Luxembourg Notes SARL, 3.50%, due at 03/01/28, par and fair value of EUR 2,600,000 and $2,915,150, respectively)		2,573	2,886,229
Barclays Bank plc, (1.35)%, Open (Purchased on 01/23/19 to be repurchased at EUR 1,305,100, collateralized by Altice Luxembourg SA, 7.25%, due at 05/15/22, par and fair value of EUR 1,300,000 and $1,473,362, respectively)		1,310	1,469,113
Barclays Bank plc, (1.35)%, Open (Purchased on 01/11/19 to be repurchased at EUR 1,878,518, collateralized by Altice Luxembourg SA, 7.25%, due at 05/15/22, par and fair value of EUR 1,900,000 and $2,153,376, respectively)		1,888	2,117,958
Barclays Bank plc, (1.30)%, Open (Purchased on 03/21/19 to be repurchased at EUR 379,228, collateralized by Safari Verwaltungs GmbH, 5.38%, due at 11/30/22, par and fair value of EUR 400,000 and $416,169, respectively)		379	425,399

48

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
Barclays Bank plc, (1.30)%, Open (Purchased on 11/09/18 to be repurchased at EUR 1,924,159, collateralized by HeidelbergCement Finance Luxembourg SA, 1.75%, due at 04/24/28, par and fair value of EUR 2,000,000 and $2,246,955, respectively)	EUR	1,934	$2,169,314
Barclays Bank plc, (1.25)%, Open (Purchased on 12/13/18 to be repurchased at USD 963,832, collateralized by SRS Distribution, Inc., 8.25%, due at 07/01/26, par and fair value of USD 976,000 and $939,400, respectively)	USD	967	967,460
Barclays Bank plc, (1.20)%, Open (Purchased on 01/24/19 to be repurchased at EUR 537,755, collateralized by Valeo SA, 3.25%, due at 01/22/24, par and fair value of EUR 500,000 and $614,943, respectively)	EUR	539	604,496
Barclays Bank plc, (1.10)%, Open (Purchased on 01/16/19 to be repurchased at EUR 2,764,238, collateralized by Madrilena Red de Gas Finance BV, 2.25%, due at 04/11/29, par and fair value of EUR 2,700,000 and $3,180,367, respectively)		2,771	3,107,811
Barclays Bank plc, (1.00)%, Open (Purchased on 11/16/18 to be repurchased at EUR 4,931,495, collateralized by Airbus Finance BV, 0.88%, due at 05/13/26, par and fair value of EUR 5,000,000 and $5,769,693, respectively)		4,950	5,552,263
Barclays Bank plc, (1.00)%, Open (Purchased on 11/16/18 to be repurchased at EUR 18,156,673, collateralized by Airbus Finance BV, 0.88%, due at 05/13/26, par and fair value of EUR 18,400,000 and $21,232,470, respectively)		18,224	20,442,772
Barclays Bank plc, (1.00)%, Open (Purchased on 02/12/19 to be repurchased at EUR 704,682, collateralized by HeidelbergCement Finance Luxembourg SA, 1.75%, due at 04/24/28, par and fair value of EUR 720,000 and $808,904, respectively)		706	791,510
Barclays Bank plc, (1.00)%, Open (Purchased on 02/12/19 to be repurchased at EUR 665,533, collateralized by HeidelbergCement Finance Luxembourg SA, 1.75%, due at 04/24/28, par and fair value of EUR 680,000 and $763,965, respectively)		666	747,537
Barclays Bank plc, (1.00)%, Open (Purchased on 01/16/19 to be repurchased at EUR 2,639,838, collateralized by Autoroutes du Sud de la France SA, 1.38%, due at 01/22/30, par and fair value of EUR 2,700,000 and $3,109,877, respectively)		2,645	2,967,338
Barclays Bank plc, (1.00)%, Open (Purchased on 02/12/19 to be repurchased at EUR 533,405, collateralized by HeidelbergCement Finance Luxembourg SA, 1.75%, due at 04/24/28, par and fair value of EUR 545,000 and $612,295, respectively)		534	599,129
Barclays Bank plc, (0.95)%, Open (Purchased on 01/16/19 to be repurchased at EUR 559,490, collateralized by Eni SpA, 3.63%, due at 01/29/29, par and fair value of EUR 475,000 and $646,319, respectively)		561	628,836
Barclays Bank plc, (0.95)%, Open (Purchased on 12/05/18 to be repurchased at EUR 4,878,066, collateralized by Aviva plc, 1.88%, due at 11/13/27, par and fair value of EUR 5,000,000 and $5,852,075, respectively)		4,893	5,488,627

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
Barclays Bank plc, (0.95)%, Open (Purchased on 01/16/19 to be repurchased at EUR 2,688,441, collateralized by Ryanair DAC, 1.13%, due at 03/10/23, par and fair value of EUR 2,700,000 and $3,081,821, respectively)	EUR	2,694	$3,021,660
Barclays Bank plc, (0.90)%, Open (Purchased on 01/22/19 to be repurchased at EUR 1,060,119, collateralized by Chemours Co. (The), 4.00%, due at 05/15/26, par and fair value of EUR 1,068,000 and $1,211,758, respectively)		1,062	1,191,184
Barclays Bank plc, (0.90)%, Open (Purchased on 01/16/19 to be repurchased at EUR 1,562,494, collateralized by Chemours Co. (The), 4.00%, due at 05/15/26, par and fair value of EUR 1,600,000 and $1,815,369, respectively)		1,565	1,755,976
Barclays Bank plc, (0.90)%, Open (Purchased on 03/11/19 to be repurchased at EUR 4,314,700, collateralized by Schaeffler Finance BV, 3.25%, due at 05/15/25, par and fair value of EUR 4,200,000 and $4,891,559, respectively)		4,317	4,842,315
Barclays Bank plc, (0.90)%, Open (Purchased on 03/05/19 to be repurchased at EUR 938,795, collateralized by Zimmer Biomet Holdings, Inc., 2.43%, due at 12/13/26, par and fair value of EUR 900,000 and $1,077,262, respectively)		939	1,053,778
Barclays Bank plc, (0.90)%, Open (Purchased on 01/23/19 to be repurchased at EUR 2,271,380, collateralized by Gestamp Automocion SA, 3.25%, due at 04/30/26, par and fair value of EUR 2,600,000 and $2,825,145, respectively)		2,275	2,552,195
Barclays Bank plc, (0.90)%, Open (Purchased on 01/16/19 to be repurchased at EUR 16,073,997, collateralized by Carlsberg Breweries A/S, 2.50%, due at 05/28/24, par and fair value of EUR 14,720,000 and $18,144,750, respectively)		16,104	18,064,425
Barclays Bank plc, (0.85)%, Open (Purchased on 01/14/19 to be repurchased at EUR 1,747,300, collateralized by Raiffeisen Bank International AG, 6.00%, due at 10/16/23, par and fair value of EUR 1,500,000 and $1,959,437, respectively)		1,750	1,963,511
Barclays Bank plc, (0.85)%, Open (Purchased on 01/16/19 to be repurchased at EUR 1,371,935, collateralized by Allergan Funding SCS, 2.13%, due at 06/01/29, par and fair value of EUR 1,440,000 and $1,620,717, respectively)		1,374	1,541,662
Barclays Bank plc, (0.80)%, Open (Purchased on 12/05/18 to be repurchased at EUR 1,591,288, collateralized by Arkema SA, 1.50%, due at 04/20/27, par and fair value of EUR 1,600,000 and $1,858,155, respectively)		1,595	1,789,601
Barclays Bank plc, (0.75)%, Open (Purchased on 08/16/18 to be repurchased at EUR 33,669,747, collateralized by Portugal Obrigacoes do Tesouro OT, 2.13%, due at 10/17/28, par and fair value of EUR 32,565,000 and $39,792,483, respectively)		33,817	37,934,084
Barclays Bank plc, (0.60)%, Open (Purchased on 09/03/18 to be repurchased at EUR 5,361,395, collateralized by Kingdom of Spain, 0.35%, due at 07/30/23, par and fair value of EUR 5,400,000 and $6,133,834, respectively)		5,380	6,035,066

49

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
Barclays Bank plc, (0.50)%, Open (Purchased on 12/07/18 to be repurchased at USD 3,066,172, collateralized by Pacific Drilling SA, 11.00%, due at 04/01/24, par and fair value of USD 2,900,000 and $2,994,250, respectively)	USD	3,049	$3,048,625
Barclays Bank plc, 0.00%, Open (Purchased on 03/29/19 to be repurchased at USD 13,951,793, collateralized by Cenovus Energy, Inc., 4.25%, due at 04/15/27, par and fair value of USD 13,917,000 and $13,681,122, respectively)		13,952	13,951,793
Barclays Bank plc, 0.50%, Open (Purchased on 03/20/19 to be repurchased at USD 1,525,921, collateralized by EP Energy LLC, 9.38%, due at 05/01/20, par and fair value of USD 3,950,000 and $1,777,500, respectively)		1,526	1,525,688
Barclays Bank plc, 0.95%, Open (Purchased on 12/13/18 to be repurchased at USD 12,692,094, collateralized by Washington Prime Group LP, 5.95%, due at 08/15/24, par and fair value of USD 13,365,000 and $12,529,758, respectively)		12,663	12,663,338
Barclays Bank plc, 1.25%, Open (Purchased on 02/22/19 to be repurchased at USD 1,838,682, collateralized by Calumet Specialty Products Partners LP, 7.63%, due at 01/15/22, par and fair value of USD 1,980,000 and $1,831,500, respectively)		1,836	1,836,450
Barclays Bank plc, 1.80%, Open (Purchased on 01/11/19 to be repurchased at USD 2,163,422, collateralized by Royal Bank of Scotland Group plc, 8.00%, due at 12/31/49, par and fair value of USD 2,100,000 and $2,252,250, respectively)		2,155	2,155,125
Barclays Bank plc, 1.85%, Open (Purchased on 12/13/18 to be repurchased at USD 4,700,905, collateralized by Athabasca Oil Corp., 9.88%, due at 02/24/22, par and fair value of USD 4,950,000 and $4,702,500, respectively)		4,678	4,677,750
Barclays Bank plc, 1.85%, Open (Purchased on 12/13/18 to be repurchased at USD 9,690,048, collateralized by Sally Holdings LLC, 5.63%, due at 12/01/25, par and fair value of USD 10,005,000 and $9,954,975, respectively)		9,642	9,642,319
Barclays Bank plc, 1.95%, Open (Purchased on 12/07/18 to be repurchased at USD 2,082,401, collateralized by UBS Group Funding Switzerland AG, 6.87%, due at 12/31/49, par and fair value of USD 2,100,000 and $2,100,000, respectively)		2,071	2,071,125
Barclays Bank plc, 1.95%, Open (Purchased on 03/08/19 to be repurchased at USD 4,115,426, collateralized by Telenet Finance Luxembourg Notes SARL, 5.50%, due at 03/01/28, par and fair value of USD 4,200,000 and $4,116,000, respectively)		4,111	4,110,750
Barclays Bank plc, 2.05%, Open (Purchased on 11/15/18 to be repurchased at USD 1,090,984, collateralized by Southwestern Energy Co., 7.50%, due at 04/01/26, par and fair value of USD 1,038,000 and $1,058,760, respectively)		1,083	1,083,413
Barclays Bank plc, 2.05%, Open (Purchased on 02/28/19 to be repurchased at USD 4,047,132, collateralized by Barclays plc, 6.63%, due at 12/31/49, par and fair value of USD 4,000,000 and $3,986,016, respectively)		4,040	4,040,000

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
Barclays Bank plc, 2.05%, Open (Purchased on 12/20/18 to be repurchased at USD 4,903,038, collateralized by Johnson & Johnson, 3.75%, due at 03/03/47, par and fair value of USD 5,000,000 and $5,126,093, respectively)	USD	4,875	$4,875,000
Barclays Bank plc, 2.05%, Open (Purchased on 01/09/19 to be repurchased at USD 23,049,076, collateralized by Canadian Natural Resources Ltd., 6.25%, due at 03/15/38, par and fair value of USD 19,800,000 and $23,858,343, respectively)		22,943	22,943,250
Barclays Bank plc, 2.05%, Open (Purchased on 11/21/18 to be repurchased at USD 17,913,218, collateralized by Cenovus Energy, Inc., 4.25%, due at 04/15/27, par and fair value of USD 19,800,000 and $19,464,411, respectively)		17,795	17,795,250
Barclays Bank plc, 2.05%, Open (Purchased on 03/27/19 to be repurchased at USD 3,852,969, collateralized by Aker BP ASA, 5.88%, due at 03/31/25, par and fair value of USD 3,579,000 and $3,744,529, respectively)		3,852	3,851,899
Barclays Capital, Inc., 1.45%, Open (Purchased on 01/24/19 to be repurchased at USD 9,144,842, collateralized by Transocean, Inc., 5.80%, due at 10/15/22, par and fair value of USD 9,224,000 and $9,039,520, respectively)		9,120	9,120,230
Barclays Capital, Inc., 1.70%, Open (Purchased on 12/14/18 to be repurchased at USD 1,582,402, collateralized by Rackspace Hosting, Inc., 8.63%, due at 11/15/24, par and fair value of USD 1,960,000 and $1,746,125, respectively)		1,578	1,577,800
Barclays Capital, Inc., 2.05%, Open (Purchased on 12/14/18 to be repurchased at USD 5,776,741, collateralized by Vine Oil & Gas LP, 8.75%, due at 04/15/23, par and fair value of USD 6,730,000 and $5,350,350, respectively)		5,746	5,745,738
BNP Paribas SA, (0.65)%, Open (Purchased on 08/14/18 to be repurchased at EUR 26,387,407, collateralized by Republic of Portugal, 2.88%, due at 07/21/26, par and fair value of EUR 23,985,000 and $30,951,685, respectively)	EUR	26,473	29,695,992
BNP Paribas SA, (0.50)%, Open (Purchased on 01/16/19 to be repurchased at EUR 8,622,322, collateralized by Italy Buoni Poliennali Del Tesoro, 0.05%, due at 04/15/21, par and fair value of EUR 8,974,000 and $9,966,704, respectively)		8,631	9,682,041
BNP Paribas SA, (0.48)%, Open (Purchased on 11/13/18 to be repurchased at EUR 14,616,931, collateralized by Italy Buoni Poliennali Del Tesoro, 0.05%, due at 04/15/21, par and fair value of EUR 15,200,000 and $16,881,424, respectively)		14,644	16,426,547
BNP Paribas SA, 0.50%, Open (Purchased on 10/17/18 to be repurchased at USD 925,278, collateralized by Washington Prime Group LP, 5.95%, due at 08/15/24, par and fair value of USD 990,000 and $928,130, respectively)	USD	923	923,175

50

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
BNP Paribas SA, 0.70%, Open (Purchased on 07/13/18 to be repurchased at GBP 25,848,543, collateralized by U.K. Treasury Bonds, 0.13%, due at 03/22/46, par and fair value of GBP 14,876,000 and $32,519,412, respectively)	GBP	25,784	$33,581,872
BNP Paribas SA, 2.15%, Open (Purchased on 03/04/19 to be repurchased at USD 2,524,462, collateralized by Kraft Heinz Foods Co., 5.00%, due at 07/15/35, par and fair value of USD 2,622,000 and $2,584,009, respectively)	USD	2,520	2,520,398
BNP Paribas SA, 2.20%, Open (Purchased on 10/17/18 to be repurchased at USD 7,475,334, collateralized by Dish DBS Corp., 7.75%, due at 07/01/26, par and fair value of USD 7,808,000 and $6,792,960, respectively)		7,408	7,407,840
Citigroup Global Markets, Inc., 0.95%, Open (Purchased on 01/24/19 to be repurchased at USD 3,263,067, collateralized by Transocean, Inc., 5.80%, due at 10/15/22, par and fair value of USD 3,691,000 and $3,617,180, respectively)		3,257	3,257,308
Citigroup Global Markets, Inc., 1.70%, Open (Purchased on 11/15/18 to be repurchased at USD 887,526, collateralized by Everi payments, Inc., 7.50%, due at 12/15/25, par and fair value of USD 861,000 and $895,440, respectively)		883	882,525
Citigroup Global Markets, Inc., 1.90%, Open (Purchased on 12/13/18 to be repurchased at USD 8,803,074, collateralized by Netflix, Inc., 4.38%, due at 11/15/26, par and fair value of USD 9,405,000 and $9,228,656, respectively)		8,758	8,758,406
Citigroup Global Markets, Inc., 2.05%, Open (Purchased on 12/13/18 to be repurchased at USD 7,461,181, collateralized by Ford Motor Credit Co. LLC, 4.39%, due at 01/08/26, par and fair value of USD 8,000,000 and $7,429,704, respectively)		7,420	7,420,000
Citigroup Global Markets, Inc., 2.05%, Open (Purchased on 12/13/18 to be repurchased at USD 649,183, collateralized by Petsmart, Inc., 7.13%, due at 03/15/23, par and fair value of USD 960,000 and $715,200, respectively)		646	645,600
Citigroup Global Markets, Inc., 2.05%, Open (Purchased on 12/13/18 to be repurchased at USD 3,629,407, collateralized by Seagate HDD Cayman, 4.75%, due at 01/01/25, par and fair value of USD 3,850,000 and $3,740,559, respectively)		3,609	3,609,375
Credit Suisse Securities USA LLC, 1.75%, Open (Purchased on 03/18/19 to be repurchased at USD 2,705,646, collateralized by Halcon Resources Corp., 6.75%, due at 02/15/25, par and fair value of USD 4,950,000 and $2,970,000, respectively)		2,704	2,703,938
Credit Suisse Securities USA LLC, 1.75%, Open (Purchased on 03/19/19 to be repurchased at USD 536,563, collateralized by EP Energy LLC, 9.38%, due at 05/01/20, par and fair value of USD 1,000,000 and $450,000, respectively)		536	536,250
Deutsche Bank AG, 0.62%, Open (Purchased on 07/13/18 to be repurchased at GBP 5,577,095, collateralized by U.K. Treasury Bonds, 0.13%, due at 03/22/46, par and fair value of GBP 3,210,000 and $7,017,163, respectively)	GBP	5,562	7,244,601

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
Goldman Sachs International, (1.60)%, Open (Purchased on 12/21/18 to be repurchased at EUR 564,944, collateralized by Faurecia SA, 2.63%, due at 06/15/25, par and fair value of EUR 600,000 and $679,484, respectively)	EUR	567	$636,413
Goldman Sachs International, (0.95)%, Open (Purchased on 12/05/18 to be repurchased at EUR 4,877,817, collateralized by Aviva plc, 1.88%, due at 11/13/27, par and fair value of EUR 5,000,000 and $5,852,074, respectively)		4,893	5,488,346
J.P. Morgan Securities LLC, (2.60)%, Open (Purchased on 07/03/18 to be repurchased at EUR 97,745, collateralized by Nexi Capital SpA, 3.63%, due at 05/01/23, par and fair value of EUR 100,000 and $113,364, respectively)		100	111,835
J.P. Morgan Securities LLC, (2.60)%, Open (Purchased on 07/02/18 to be repurchased at EUR 166,122, collateralized by Nexi Capital SpA, 3.63%, due at 05/01/23, par and fair value of EUR 170,000 and $192,719, respectively)		169	190,081
J.P. Morgan Securities LLC, (2.60)%, Open (Purchased on 01/15/19 to be repurchased at EUR 515,367, collateralized by Nexi Capital SpA, 3.63%, due at 05/01/23, par and fair value of EUR 520,000 and $589,493, respectively)		518	581,261
J.P. Morgan Securities LLC, (1.50)%, Open (Purchased on 06/05/18 to be repurchased at EUR 1,491,372, collateralized by Cellnex Telecom SA, 2.88%, due at 04/18/25, par and fair value of EUR 1,500,000 and $1,740,265, respectively)		1,510	1,693,980
J.P. Morgan Securities LLC, (1.50)%, Open (Purchased on 06/06/18 to be repurchased at EUR 594,446, collateralized by Cellnex Telecom SA, 2.88%, due at 04/18/25, par and fair value of EUR 600,000 and $696,106, respectively)		602	675,175
J.P. Morgan Securities LLC, (1.45)%, Open (Purchased on 09/27/18 to be repurchased at EUR 621,041, collateralized by Cellnex Telecom SA, 2.88%, due at 04/18/25, par and fair value of EUR 600,000 and $696,106, respectively)		626	701,883
J.P. Morgan Securities LLC, (1.40)%, Open (Purchased on 08/15/18 to be repurchased at EUR 936,997, collateralized by Cellnex Telecom SA, 2.88%, due at 04/18/25, par and fair value of EUR 900,000 and $1,044,159, respectively)		945	1,060,480
J.P. Morgan Securities LLC, (1.35)%, Open (Purchased on 08/06/18 to be repurchased at EUR 2,719,386, collateralized by Altice Luxembourg SA, 7.25%, due at 05/15/22, par and fair value of EUR 2,608,000 and $2,955,791, respectively)		2,769	3,105,675
J.P. Morgan Securities LLC, (1.35)%, Open (Purchased on 01/07/19 to be repurchased at EUR 743,302, collateralized by Altice Luxembourg SA, 7.25%, due at 05/15/22, par and fair value of EUR 773,000 and $876,084, respectively)		748	839,607
J.P. Morgan Securities LLC, (1.35)%, Open (Purchased on 11/22/18 to be repurchased at EUR 1,050,828, collateralized by Altice Luxembourg SA, 7.25%, due at 05/15/22, par and fair value of EUR 1,075,000 and $1,218,357, respectively)		1,061	1,190,012

51

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
J.P. Morgan Securities LLC, (1.35)%, Open (Purchased on 08/29/18 to be repurchased at EUR 2,034,868, collateralized by Iliad SA, 1.88%, due at 04/25/25, par and fair value of EUR 2,100,000 and $2,210,118, respectively)	EUR	2,051	$2,301,080
J.P. Morgan Securities LLC, (1.35)%, Open (Purchased on 07/25/18 to be repurchased at EUR 171,345, collateralized by Altice Luxembourg SA, 7.25%, due at 05/15/22, par and fair value of EUR 164,000 and $185,870, respectively)		173	194,018
J.P. Morgan Securities LLC, (1.35)%, Open (Purchased on 08/15/18 to be repurchased at EUR 299,588, collateralized by Altice Luxembourg SA, 7.25%, due at 05/15/22, par and fair value of EUR 300,000 and $340,007, respectively)		305	341,910
J.P. Morgan Securities LLC, (1.35)%, Open (Purchased on 08/15/18 to be repurchased at EUR 2,098,470, collateralized by Altice Luxembourg SA, 7.25%, due at 05/15/22, par and fair value of EUR 2,100,000 and $2,380,047, respectively)		2,134	2,393,369
J.P. Morgan Securities LLC, (1.35)%, Open (Purchased on 08/28/18 to be repurchased at EUR 930,671, collateralized by Cellnex Telecom SA, 2.88%, due at 04/18/25, par and fair value of EUR 900,000 and $1,044,159, respectively)		938	1,052,426
J.P. Morgan Securities LLC, (1.30)%, Open (Purchased on 01/16/19 to be repurchased at EUR 1,561,719, collateralized by HeidelbergCement Finance Luxembourg SA, 1.75%, due at 04/24/28, par and fair value of EUR 1,640,000 and $1,842,503, respectively)		1,566	1,756,552
J.P. Morgan Securities LLC, (1.25)%, Open (Purchased on 09/28/18 to be repurchased at EUR 1,026,104, collateralized by Faurecia SA, 2.63%, due at 06/15/25, par and fair value of EUR 1,000,000 and $1,132,474, respectively)		1,033	1,158,352
J.P. Morgan Securities LLC, (1.15)%, Open (Purchased on 11/09/18 to be repurchased at EUR 5,787,843, collateralized by HeidelbergCement Finance Luxembourg SA, 1.75%, due at 04/24/28, par and fair value of EUR 6,000,000 and $6,740,865, respectively)		5,814	6,521,470
J.P. Morgan Securities LLC, (1.10)%, Open (Purchased on 01/16/19 to be repurchased at EUR 1,061,714, collateralized by Telefonica Emisiones SAU, 2.93%, due at 10/17/29, par and fair value of EUR 1,000,000 and $1,276,587, respectively)		1,064	1,193,677
J.P. Morgan Securities LLC, (1.05)%, Open (Purchased on 01/23/19 to be repurchased at EUR 2,029,602, collateralized by Gestamp Automocion SA, 3.25%, due at 04/30/26, par and fair value of EUR 2,300,000 and $2,499,167, respectively)		2,034	2,281,163
J.P. Morgan Securities LLC, (1.00)%, Open (Purchased on 01/24/19 to be repurchased at EUR 1,729,806, collateralized by Valeo SA, 3.25%, due at 01/22/24, par and fair value of EUR 1,600,000 and $1,967,819, respectively)		1,733	1,943,812

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
J.P. Morgan Securities LLC, (0.95)%, Open (Purchased on 01/16/19 to be repurchased at EUR 1,370,291, collateralized by Cie de Saint-Gobain, 1.38%, due at 06/14/27, par and fair value of EUR 1,400,000 and $1,596,645, respectively)	EUR	1,373	$1,540,132
J.P. Morgan Securities LLC, (0.90)%, Open (Purchased on 02/21/19 to be repurchased at EUR 1,418,244, collateralized by Europcar Groupe SA, 4.13%, due at 11/15/24, par and fair value of EUR 1,400,000 and $1,569,533, respectively)		1,419	1,592,308
J.P. Morgan Securities LLC, (0.90)%, Open (Purchased on 08/09/18 to be repurchased at EUR 3,582,926, collateralized by Eni SpA, 3.63%, due at 01/29/29, par and fair value of EUR 3,000,000 and $4,082,015, respectively)		3,604	4,042,492
J.P. Morgan Securities LLC, (0.90)%, Open (Purchased on 01/16/19 to be repurchased at EUR 1,385,294, collateralized by Eastman Chemical Co., 1.88%, due at 11/23/26, par and fair value of EUR 1,350,000 and $1,597,854, respectively)		1,388	1,556,833
J.P. Morgan Securities LLC, (0.90)%, Open (Purchased on 01/16/19 to be repurchased at EUR 1,826,198, collateralized by Total Capital International SA, 1.49%, due at 09/04/30, par and fair value of EUR 1,800,000 and $2,168,658, respectively)		1,830	2,052,334
J.P. Morgan Securities LLC, (0.85)%, Open (Purchased on 03/08/19 to be repurchased at EUR 592,951, collateralized by Raiffeisen Bank International AG, 6.00%, due at 10/16/23, par and fair value of EUR 500,000 and $653,146, respectively)		593	665,473
J.P. Morgan Securities LLC, (0.85)%, Open (Purchased on 01/16/19 to be repurchased at EUR 1,306,226, collateralized by Arkema SA, 1.50%, due at 04/20/27, par and fair value of EUR 1,300,000 and $1,509,750, respectively)		1,309	1,467,824
J.P. Morgan Securities LLC, (0.85)%, Open (Purchased on 01/16/19 to be repurchased at EUR 1,860,421, collateralized by BHP Billiton Finance Ltd., 1.50%, due at 04/29/30, par and fair value of EUR 1,840,000 and $2,162,424, respectively)		1,864	2,090,580
J.P. Morgan Securities LLC, (0.85)%, Open (Purchased on 01/16/19 to be repurchased at EUR 1,406,653, collateralized by ISS Global A/S, 1.50%, due at 08/31/27, par and fair value of EUR 1,440,000 and $1,626,240, respectively)		1,409	1,580,675
J.P. Morgan Securities LLC, (0.85)%, Open (Purchased on 01/16/19 to be repurchased at EUR 1,368,419, collateralized by AT&T, Inc., 2.60%, due at 12/17/29, par and fair value of EUR 1,350,000 and $1,629,333, respectively)		1,371	1,537,711
J.P. Morgan Securities LLC, (0.85)%, Open (Purchased on 01/16/19 to be repurchased at EUR 674,930, collateralized by Koninklijke Philips NV, 1.38%, due at 05/02/28, par and fair value of EUR 683,000 and $793,637, respectively)		676	758,428

52

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
J.P. Morgan Securities LLC, (0.85)%, Open (Purchased on 01/16/19 to be repurchased at EUR 552,879, collateralized by AbbVie, Inc., 2.13%, due at 11/17/28, par and fair value of EUR 540,000 and $643,479, respectively)	EUR	554	$621,277
J.P. Morgan Securities LLC, (0.85)%, Open (Purchased on 11/16/18 to be repurchased at EUR 4,956,498, collateralized by Airbus Finance BV, 0.88%, due at 05/13/26, par and fair value of EUR 5,000,000 and $5,769,693, respectively)		4,972	5,577,334
J.P. Morgan Securities LLC, (0.85)%, Open (Purchased on 01/16/19 to be repurchased at EUR 2,657,552, collateralized by Engie SA, 2.38%, due at 05/19/26, par and fair value of EUR 2,400,000 and $3,051,748, respectively)		2,662	2,986,327
J.P. Morgan Securities LLC, (0.85)%, Open (Purchased on 08/15/18 to be repurchased at EUR 3,060,209, collateralized by Carlsberg Breweries A/S, 2.50%, due at 05/28/24, par and fair value of EUR 2,800,000 and $3,451,447, respectively)		3,082	3,456,873
J.P. Morgan Securities LLC, (0.85)%, Open (Purchased on 06/06/18 to be repurchased at EUR 1,150,779, collateralized by Koninklijke Philips NV, 1.38%, due at 05/02/28, par and fair value of EUR 1,167,000 and $1,356,039, respectively)		1,159	1,300,002
J.P. Morgan Securities LLC, (0.85)%, Open (Purchased on 01/10/19 to be repurchased at EUR 4,199,526, collateralized by Danske Bank A/S, 5.88%, due at 12/31/49, par and fair value of EUR 4,100,000 and $4,686,007, respectively)		4,207	4,719,398
J.P. Morgan Securities LLC, (0.85)%, Open (Purchased on 08/09/18 to be repurchased at EUR 567,473, collateralized by Italgas SpA, 1.63%, due at 01/18/29, par and fair value of EUR 600,000 and $673,150, respectively)		571	640,054
J.P. Morgan Securities LLC, (0.85)%, Open (Purchased on 01/16/19 to be repurchased at EUR 2,431,488, collateralized by Engie SA, 1.38%, due at 06/22/28, par and fair value of EUR 2,400,000 and $2,854,058, respectively)		2,436	2,732,296
J.P. Morgan Securities LLC, (0.85)%, Open (Purchased on 11/16/18 to be repurchased at EUR 702,519, collateralized by Gestamp Funding Luxembourg SA, 3.50%, due at 05/15/23, par and fair value of EUR 700,000 and $790,250, respectively)		705	790,514
J.P. Morgan Securities LLC, (0.80)%, Open (Purchased on 01/16/19 to be repurchased at EUR 3,034,074, collateralized by Vodafone Group plc, 1.88%, due at 11/20/29, par and fair value of EUR 3,130,000 and $3,598,742, respectively)		3,039	3,409,079
J.P. Morgan Securities LLC, (0.80)%, Open (Purchased on 01/16/19 to be repurchased at EUR 1,345,739, collateralized by AXA SA, 3.25%, due at 05/28/49, par and fair value of EUR 1,350,000 and $1,564,470, respectively)		1,348	1,512,069
J.P. Morgan Securities LLC, (0.80)%, Open (Purchased on 01/16/19 to be repurchased at EUR 2,270,245, collateralized by Heineken NV, 1.50%, due at 10/03/29, par and fair value of EUR 2,290,000 and $2,661,899, respectively)		2,274	2,550,842

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
J.P. Morgan Securities LLC, (0.80)%, Open (Purchased on 01/16/19 to be repurchased at EUR 1,415,205, collateralized by NN Group NV, 4.63%, due at 01/13/48, par and fair value of EUR 1,350,000 and $1,635,723, respectively)	EUR	1,418	$1,590,121
J.P. Morgan Securities LLC, (0.80)%, Open (Purchased on 06/26/18 to be repurchased at EUR 1,601,475, collateralized by Vodafone Group plc, 1.88%, due at 11/20/29, par and fair value of EUR 1,600,000 and $1,839,612, respectively)		1,611	1,807,581
J.P. Morgan Securities LLC, (0.80)%, Open (Purchased on 01/16/19 to be repurchased at EUR 1,807,121, collateralized by Veolia Environnement SA, 4.63%, due at 03/30/27, par and fair value of EUR 1,400,000 and $2,039,311, respectively)		1,810	2,030,477
J.P. Morgan Securities LLC, (0.75)%, Open (Purchased on 09/27/18 to be repurchased at EUR 3,570,677, collateralized by Banco Bilbao Vizcaya Argentaria SA, 5.88%, due at 12/31/49, par and fair value of EUR 3,600,000 and $3,921,973, respectively)		3,584	4,020,652
J.P. Morgan Securities LLC, (0.75)%, Open (Purchased on 11/28/18 to be repurchased at EUR 844,046, collateralized by Chemours Co. (The), 4.00%, due at 05/15/26, par and fair value of EUR 882,000 and $1,000,722, respectively)		846	949,221
J.P. Morgan Securities LLC, (0.75)%, Open (Purchased on 11/15/18 to be repurchased at EUR 814,618, collateralized by Unicredit SpA, 1.00%, due at 01/18/23, par and fair value of EUR 900,000 and $976,730, respectively)		817	916,337
J.P. Morgan Securities LLC, (0.75)%, Open (Purchased on 11/16/18 to be repurchased at EUR 370,735, collateralized by Unione Di Banche Italiane SpA, 1.75%, due at 04/12/23, par and fair value of EUR 400,000 and $437,479, respectively)		372	417,019
J.P. Morgan Securities LLC, (0.75)%, Open (Purchased on 03/14/19 to be repurchased at EUR 2,461,615, collateralized by Matterhorn Telecom Holding SA, 4.88%, due at 05/01/23, par and fair value of EUR 2,400,000 and $2,706,469, respectively)		2,462	2,762,122
Merrill Lynch International, (1.50)%, Open (Purchased on 03/18/19 to be repurchased at EUR 1,326,896, collateralized by Cellnex Telecom SA, 2.38%, due at 01/16/24, par and fair value of EUR 1,300,000 and $1,479,055, respectively)		1,328	1,489,190
Merrill Lynch International, (1.35)%, Open (Purchased on 03/22/19 to be repurchased at EUR 2,179,310, collateralized by Starfruit Finco BV, 6.50%, due at 10/01/26, par and fair value of EUR 2,100,000 and $2,356,820, respectively)		2,180	2,445,191
Nomura International plc, 1.90%, Open (Purchased on 01/15/19 to be repurchased at USD 3,861,688, collateralized by Eskom Holdings SOC Ltd., 5.75%, due at 01/26/21, par and fair value of USD 3,910,000 and $3,861,125, respectively)	USD	3,846	3,846,463

53

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
RBC Capital Markets, LLC, (0.75)%, Open (Purchased on 10/10/18 to be repurchased at USD 1,856,348, collateralized by AK Steel Corp., 7.00%, due at 03/15/27, par and fair value of USD 1,950,000 and $1,633,710, respectively)	USD	1,872	$1,872,000
RBC Capital Markets, LLC, 0.00%, Open (Purchased on 03/29/19 to be repurchased at USD 11,615,000, collateralized by Continental Resources, Inc., 3.80%, due at 06/01/24, par and fair value of USD 11,500,000 and $11,575,211, respectively)		11,615	11,615,000
RBC Capital Markets, LLC, 0.75%, Open (Purchased on 10/18/18 to be repurchased at USD 464,406, collateralized by Washington Prime Group LP, 5.95%, due at 08/15/24, par and fair value of USD 495,000 and $464,065, respectively)		463	462,825
RBC Capital Markets, LLC, 1.20%, Open (Purchased on 11/15/18 to be repurchased at USD 1,060,155, collateralized by Chesapeake Energy Corp., 8.00%, due at 06/15/27, par and fair value of USD 1,038,000 and $1,022,430, respectively)		1,056	1,056,165
RBC Capital Markets, LLC, 1.25%, Open (Purchased on 01/25/19 to be repurchased at USD 19,396,838, collateralized by Tenet Healthcare Corp., 6.75%, due at 06/15/23, par and fair value of USD 19,800,000 and $20,394,000, respectively)		19,355	19,354,500
RBC Capital Markets, LLC, 1.50%, Open (Purchased on 02/22/19 to be repurchased at USD 2,758,692, collateralized by Calumet Specialty Products Partners LP, 7.63%, due at 01/15/22, par and fair value of USD 2,970,000 and $2,747,250, respectively)		2,755	2,754,675
RBC Capital Markets, LLC, 1.50%, Open (Purchased on 09/19/18 to be repurchased at USD 7,627,599, collateralized by Teva Pharmaceutical Finance Netherlands III BV, 3.15%, due at 10/01/26, par and fair value of USD 8,850,000 and $7,212,927, respectively)		7,567	7,566,750
RBC Capital Markets, LLC, 1.55%, Open (Purchased on 11/15/18 to be repurchased at USD 7,219,457, collateralized by Southwestern Energy Co., 7.75%, due at 10/01/27, par and fair value of USD 6,890,000 and $7,036,412, respectively)		7,183	7,182,825
RBC Capital Markets, LLC, 1.70%, Open (Purchased on 12/21/18 to be repurchased at USD 16,510,053, collateralized by Sesi LLC, 7.75%, due at 09/15/24, par and fair value of USD 19,800,000 and $16,384,500, respectively)		16,434	16,434,000
RBC Capital Markets, LLC, 1.70%, Open (Purchased on 10/10/18 to be repurchased at USD 9,623,251, collateralized by Range Resources Corp., 4.88%, due at 05/15/25, par and fair value of USD 10,005,000 and $9,279,637, respectively)		9,555	9,554,775

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
RBC Capital Markets, LLC, 1.90%, Open (Purchased on 11/15/18 to be repurchased at USD 1,156,351, collateralized by Netflix, Inc., 4.38%, due at 11/15/26, par and fair value of USD 1,255,000 and $1,231,469, respectively)	USD	1,148	$1,148,325
RBC Capital Markets, LLC, 2.05%, Open (Purchased on 11/15/18 to be repurchased at USD 1,102,743, collateralized by Transocean, Inc., 9.00%, due at 07/15/23, par and fair value of USD 1,038,000 and $1,106,767, respectively)		1,095	1,095,090
RBC Capital Markets, LLC, 2.05%, Open (Purchased on 12/04/18 to be repurchased at USD 7,109,240, collateralized by Southwestern Energy Co., 6.20%, due at 01/23/25, par and fair value of USD 7,174,000 and $7,048,455, respectively)		7,066	7,066,390
RBC Capital Markets, LLC, 2.10%, Open (Purchased on 09/20/18 to be repurchased at USD 9,837,313, collateralized by Bausch Health Cos., Inc., 6.13%, due at 04/15/25, par and fair value of USD 9,900,000 and $9,801,000, respectively)		9,752	9,751,500
RBC Capital Markets, LLC, 2.10%, Open (Purchased on 12/20/18 to be repurchased at USD 1,853,607, collateralized by Level 3 Financing, Inc., 5.25%, due at 03/15/26, par and fair value of USD 1,950,000 and $1,945,125, respectively)		1,843	1,842,750
RBC Capital Markets, LLC, 2.10%, Open (Purchased on 10/11/18 to be repurchased at USD 1,740,018, collateralized by Penn National Gaming, Inc., 5.63%, due at 01/15/27, par and fair value of USD 1,787,000 and $1,737,857, respectively)		1,724	1,724,455
RBC Capital Markets, LLC, 2.10%, Open (Purchased on 12/13/18 to be repurchased at USD 1,020,428, collateralized by Transocean, Inc., 7.50%, due at 01/15/26, par and fair value of USD 1,038,000 and $1,025,025, respectively)		1,015	1,014,645
RBC Europe Ltd., (1.25)%, Open (Purchased on 08/21/18 to be repurchased at EUR 1,003,560, collateralized by Kinder Morgan, Inc., 2.25%, due at 03/16/27, par and fair value of EUR 965,000 and $1,155,578, respectively)	EUR	1,011	1,134,448
RBC Europe Ltd., (1.25)%, Open (Purchased on 01/16/19 to be repurchased at EUR 460,495, collateralized by Kinder Morgan, Inc., 2.25%, due at 03/16/27, par and fair value of EUR 455,000 and $544,859, respectively)		462	517,891
RBC Europe Ltd., (1.10)%, Open (Purchased on 11/12/18 to be repurchased at EUR 3,715,865, collateralized by Valeo SA, 1.50%, due at 06/18/25, par and fair value of EUR 3,800,000 and $4,227,100,respectively)		3,732	4,185,922
RBC Europe Ltd., (1.10)%, Open (Purchased on 11/16/18 to be repurchased at EUR 698,571, collateralized by Gestamp Funding Luxembourg SA, 3.50%, due at 05/15/23, par and fair value of EUR 700,000 and $790,250, respectively)		701	786,795

54

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Borrowed Bond Agreements (continued)
RBC Europe Ltd., (1.00)%, Open (Purchased on 11/28/18 to be repurchased at EUR 742,226, collateralized by Gestamp Funding Luxembourg SA, 3.50%, due at 05/15/23, par and fair value of EUR 750,000 and $846,698, respectively)	EUR	745	$835,423
RBC Europe Ltd., (1.00)%, Open (Purchased on 11/28/18 to be repurchased at EUR 998,604, collateralized by Saipem Finance International BV, 3.75%, due at 09/08/23, par and fair value of EUR 1,000,000 and $1,190,670, respectively)		1,002	1,123,994
RBC Europe Ltd., (1.00)%, Open (Purchased on 11/27/18 to be repurchased at EUR 297,771, collateralized by Gestamp Funding Luxembourg SA, 3.50%, due at 05/15/23, par and fair value of EUR 300,000 and $338,679, respectively)		299	335,179
RBC Europe Ltd., (1.00)%, Open (Purchased on 01/16/19 to be repurchased at EUR 537,327, collateralized by Italgas SpA, 1.63%, due at 01/18/29, par and fair value of EUR 571,000 and $640,613,respectively)		538	603,988
RBC Europe Ltd., (1.00)%, Open (Purchased on 08/20/18 to be repurchased at EUR 1,026,530, collateralized by Italgas SpA, 1.63%, due at 01/18/29, par and fair value of EUR 1,100,000 and $1,234,108, respectively)		1,033	1,158,656
RBC Europe Ltd., (1.00)%, Open (Purchased on 02/22/19 to be repurchased at EUR 2,150,147, collateralized by Zimmer Biomet Holdings, Inc., 2.43%, due at 12/13/26, par and fair value of EUR 2,057,000 and $2,462,142, respectively)		2,152	2,414,274
RBC Europe Ltd., (1.00)%, Open (Purchased on 01/15/19 to be repurchased at EUR 810,658, collateralized by Saipem Finance International BV, 3.75%, due at 09/08/23, par and fair value of EUR 770,000 and $916,816, respectively)		812	911,254
RBC Europe Ltd., (0.90)%, Open (Purchased on 08/21/18 to be repurchased at EUR 1,587,978, collateralized by HeidelbergCement Finance Luxembourg SA, 1.75%, due at 04/24/28, par and fair value of EUR 1,600,000 and $1,797,564, respectively)		1,597	1,791,210
RBC Europe Ltd., (0.90)%, Open (Purchased on 12/04/18 to be repurchased at EUR 1,138,130, collateralized by British Telecommunications plc, 2.13%, due at 09/26/28, par and fair value of EUR 1,160,000 and $1,347,999, respectively)		1,141	1,280,410
RBC Europe Ltd., (0.85)%, Open (Purchased on 01/16/19 to be repurchased at EUR 1,769,200, collateralized by Shell International Finance BV, 0.75%, due at 08/15/28, par and fair value of EUR 1,840,000 and $2,085,872, respectively)		1,772	1,988,074

Total Borrowed Bond Agreements — 1.9% (Cost: $641,297,976)			635,547,293

Commercial Paper — 0.1%
Ford Motor Credit Co. LLC:(y)	USD	—
3.00%, 04/01/19		15,000	14,996,213
2.94%, 05/01/19		15,000	14,957,320

			29,953,533
Total Commercial Paper — 0.1% (Cost: $29,964,000)			29,953,533

Security		Par (000)	Value
Foreign Government Obligations — 0.3%(y)

Egypt — 0.2%
Arab Republic of Egypt Treasury Bills:
17.53%, 07/30/19	EGP	177,475	$9,622,770
18.69%, 08/06/19		180,800	9,792,934
18.48%, 08/20/19		177,475	9,570,439
20.57%, 08/27/19		190,850	10,251,497
17.65%, 09/10/19		350,525	18,540,002
18.62%, 11/05/19		177,475	9,301,021

			67,078,663

Nigeria — 0.1%
Federal Republic of Nigeria Treasury Bills:
14.77%, 04/04/19	NGN	2,476,273	6,859,482
13.01%, 05/02/19		1,047,640	2,875,177
13.36%, 07/04/19		1,047,642	2,814,878
14.34%, 08/15/19		2,095,284	5,525,362
14.38%, 09/12/19		1,396,856	3,639,913
14.32%, 10/03/19		698,428	1,800,667
14.68%, 01/16/20		1,396,856	3,458,128

			26,973,607

Total Foreign Government Obligations — 0.3% (Cost: $93,335,665)			94,052,270

		Shares
Money Market Funds — 1.4%(z)(ab)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.37%		199,986,849	199,986,849
SL Liquidity Series, LLC, Money Market Series, 2.67%(aa)		260,783,663	260,861,899

Total Money Market Funds — 1.4% (Cost: $460,839,936)			460,848,748

		Par (000)
U.S. Treasury Obligations — 0.0%
U.S. Treasury Bills, 2.38%, 07/18/19(y)	USD	13,780	13,682,386
Total U.S. Treasury Obligations — 0.0% (Cost: $13,683,967)			13,682,386

Total Short-Term Securities — 3.7% (Cost: $1,239,121,544)			1,234,084,230

Total Options Purchased — 0.9% (Cost: $302,278,583)			301,354,974

Total Investments Before Options Written, TBA Sale Commitments, Borrowed Bonds and Investments Sold Short — 131.3% (Cost: $43,429,082,116)			43,548,306,700

Total Options Written — (0.6)% (Premiums Received — $264,739,663)			(225,337,066)

TBA Sale Commitments — (46.0)%(u)
Federal National Mortgage Association:
2.50%, 03/25/34		21,000	(20,872,111)
3.00%, 04/25/34		529,888	(534,760,945)
3.50%, 04/25/49		6,843,462	(6,936,218,256)
4.00%, 04/25/49		4,175,786	(4,295,222,249)
4.50%, 04/25/49		1,821,358	(1,897,662,937)
5.00%, 04/25/49 - 05/25/49		316,616	(334,579,628)

55

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

TBA Sale Commitments (continued)
Government National Mortgage Association:
3.00%, 04/15/49	USD	635,847	$(638,579,158)
3.50%, 04/15/49		306,852	(313,486,475)
Universal Mortgage Backed Securities, 3.00%, 06/25/49		249,243	(247,696,774)
Total TBA Sale Commitments — (46.0)% (Proceeds: $15,133,162,438)			(15,219,078,533)

Borrowed Bonds — (1.9)%

Corporate Bonds — (1.5)%

Australia — 0.0%
BHP Billiton Finance Ltd., Series 17, 1.50%, 04/29/30	EUR	1,840	(2,162,424)

Austria — 0.0%
Raiffeisen Bank International AG, 6.00%, 10/16/23		2,000	(2,612,583)

Belgium — 0.0%
Telenet Finance Luxembourg Notes SARL:
3.50%, 03/01/28		4,200	(4,709,088)
5.50%, 03/01/28(a)	USD	4,200	(4,116,000)

			(8,825,088)

Canada — (0.2)%
Athabasca Oil Corp., 9.88%, 02/24/22(a)		4,950	(4,702,500)
Canadian Natural Resources Ltd., 6.25%, 03/15/38		19,800	(23,858,343)
Cenovus Energy, Inc., 4.25%, 04/15/27		19,800	(19,464,411)

			(48,025,254)

Denmark — (0.1)%
Carlsberg Breweries A/S, 2.50%, 05/28/24	EUR	17,520	(21,596,197)
Danske Bank A/S, (EUR Swap Annual 7 Year + 5.47%), 5.88%(b)(k)		4,100	(4,686,007)
ISS Global A/S, 1.50%, 08/31/27		1,440	(1,626,240)

			(27,908,444)

France — (0.2)%
Airbus Finance BV, 0.88%, 05/13/26		28,400	(32,771,856)
Arkema SA, 1.50%, 04/20/27		2,900	(3,367,905)
Auchan Holding SADIR, 2.25%, 04/06/23		2,400	(2,802,677)
Autoroutes du Sud de la France SA, 1.38%, 01/22/30		2,700	(3,109,877)
AXA SA, (EURIBOR 3 Month + 3.20%), 3.25%, 05/28/49(b)		1,350	(1,564,470)
Casino Guichard Perrachon SA, 5.98%, 05/26/21		2,600	(3,128,000)
Cie de Saint-Gobain, 1.38%, 06/14/27		1,400	(1,596,645)
Engie SA:
1.38%, 06/22/28		2,400	(2,854,058)
2.38%, 05/19/26		2,400	(3,051,748)
Europcar Groupe SA, 4.13%, 11/15/24		1,400	(1,569,533)
Faurecia SA:
2.63%, 06/15/25		1,600	(1,811,958)
3.63%, 06/15/23		2,600	(2,986,547)
Iliad SA, 1.88%, 04/25/25		2,100	(2,210,118)
Total Capital International SA, 1.49%, 09/04/30		1,800	(2,168,658)
Valeo SA:
1.50%, 06/18/25		3,800	(4,227,100)
3.25%, 01/22/24		2,100	(2,582,762)
Veolia Environnement SA, 4.63%, 03/30/27		1,400	(2,039,311)

			(73,843,223)

Security		Par (000)	Value

Germany — (0.1)%
HeidelbergCement Finance Luxembourg SA, 1.75%, 04/24/28	EUR	13,185	$(14,813,051)
Schaeffler Finance BV, 3.25%, 05/15/25		4,200	(4,891,559)

			(19,704,610)

Ireland — 0.0%
Ryanair DAC, 1.13%, 03/10/23		2,700	(3,081,821)

Israel — 0.0%
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26		8,850	(7,212,927)

Italy — 0.0%
Eni SpA, 3.63%, 01/29/29		3,475	(4,728,334)
Italgas SpA, 1.63%, 01/18/29		2,271	(2,547,871)
Nexi Capital SpA, (EURIBOR 3 Month + 3.63%), 3.63%, 05/01/23(b)		790	(895,576)
Saipem Finance International BV, 3.75%, 09/08/23		1,770	(2,107,486)
UniCredit SpA, 1.00%, 01/18/23		900	(976,730)
Unione di Banche Italiane SpA, 1.75%, 04/12/23		400	(437,479)

			(11,693,476)

Luxembourg — (0.1)%
Altice Luxembourg SA, 7.25%, 05/15/22		10,220	(11,582,894)
Matterhorn Telecom Holding SA, 4.88%, 05/01/23		2,400	(2,706,469)
Safari Verwaltungs GmbH, 5.38%, 11/30/22		400	(416,169)

			(14,705,532)

Netherlands — 0.0%
Heineken NV, 1.50%, 10/03/29		2,290	(2,661,899)
Hema Bondco I BV, (EURIBOR 3 Month + 6.25%), 6.25%, 07/15/22(b)		600	(624,254)
Koninklijke Philips NV, 1.38%, 05/02/28		1,850	(2,149,676)
NN Group NV, (EURIBOR 3 Month + 4.95%), 4.62%, 01/13/48(b)		1,350	(1,635,723)
Shell International Finance BV, 0.75%, 08/15/28		1,840	(2,085,872)
Starfruit Finco BV, 6.50%, 10/01/26		2,100	(2,356,820)

			(11,514,244)

Norway — 0.0%
Aker BP ASA, 5.88%, 03/31/25(a)	USD	3,579	(3,744,529)

Spain — (0.1)%
Banco Bilbao Vizcaya Argentaria SA, (EUR Swap Annual 5 Year + 5.66%), 5.88%(b)(k)	EUR	3,600	(3,921,973)
Cellnex Telecom SA:
2.38%, 01/16/24		1,300	(1,479,055)
2.88%, 04/18/25		4,500	(5,220,795)
Gestamp Automocion SA, 3.25%, 04/30/26		4,900	(5,324,312)
Gestamp Funding Luxembourg SA, 3.50%, 05/15/23		2,450	(2,765,877)
Madrilena Red de Gas Finance BV, 2.25%, 04/11/29		2,700	(3,180,367)
Telefonica Emisiones SAU, 2.93%, 10/17/29		1,000	(1,276,587)

			(23,168,966)

Switzerland — 0.0%
UBS Group Funding Switzerland AG, (USD Swap Semi 5 Year + 4.59%), 6.87%(b)(k)	USD	2,100	(2,100,000)

United Kingdom — (0.1)%
Aviva plc, 1.88%, 11/13/27	EUR	10,000	(11,704,149)
Barclays plc, (USD Swap Semi 5 Year + 5.02%), 6.63%(b)(k)	USD	4,000	(3,986,016)

56

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

United Kingdom (continued)
British Telecommunications plc, 2.13%, 09/26/28	EUR	1,160	$(1,347,999)
Royal Bank of Scotland Group plc, (USD Swap Semi 5 Year + 5.72%), 8.00%(b)(k)	USD	2,100	(2,252,250)
Vodafone Group plc, 1.88%, 11/20/29	EUR	4,730	(5,438,354)

			(24,728,768)

United States — (0.6)%
AbbVie, Inc., 2.13%, 11/17/28		540	(643,479)
AK Steel Corp., 7.00%, 03/15/27	USD	1,950	(1,633,710)
Allergan Funding SCS, 2.13%, 06/01/29	EUR	1,440	(1,620,717)
AT&T, Inc., 2.60%, 12/17/29		1,350	(1,629,333)
Bausch Health Cos., Inc., 6.13%, 04/15/25(a)	USD	9,900	(9,801,000)
Calumet Specialty Products Partners LP, 7.63%, 01/15/22		4,950	(4,578,750)
Chemours Co. (The), 4.00%, 05/15/26	EUR	3,550	(4,027,849)
Chesapeake Energy Corp., 8.00%, 06/15/27	USD	1,038	(1,022,430)
Continental Resources, Inc., 3.80%, 06/01/24		11,500	(11,575,211)
DISH DBS Corp., 7.75%, 07/01/26		7,808	(6,792,960)
Eastman Chemical Co., 1.88%, 11/23/26	EUR	1,350	(1,597,854)
EP Energy LLC, 9.38%, 05/01/20	USD	4,950	(2,227,500)
Everi Payments, Inc., 7.50%, 12/15/25(a)		861	(895,440)
Ford Motor Credit Co. LLC, 4.39%, 01/08/26		8,000	(7,429,704)
Halcon Resources Corp., 6.75%, 02/15/25		4,950	(2,970,000)
Johnson & Johnson, 3.75%, 03/03/47		5,000	(5,126,093)
Kinder Morgan, Inc., 2.25%, 03/16/27	EUR	1,420	(1,700,437)
Kraft Heinz Foods Co., 5.00%, 07/15/35	USD	2,622	(2,584,009)
Level 3 Financing, Inc., 5.25%, 03/15/26		1,950	(1,945,125)
Netflix, Inc., 4.38%, 11/15/26		10,660	(10,460,125)
Pacific Drilling SA, 0.00% (0.00% Cash or 0.00% PIK), 04/01/24(a)(l)		2,900	(2,994,250)
Penn National Gaming, Inc., 5.63%, 01/15/27(a)		1,787	(1,737,857)
PetSmart, Inc., 7.13%, 03/15/23(a)		960	(715,200)
Rackspace Hosting, Inc., 8.63%, 11/15/24(a)		1,960	(1,746,125)
Range Resources Corp., 4.88%, 05/15/25		10,005	(9,279,637)
Sally Holdings LLC, 5.63%, 12/01/25		10,005	(9,954,975)
Seagate HDD Cayman, 4.75%, 01/01/25		3,850	(3,740,559)
SESI LLC, 7.75%, 09/15/24		19,800	(16,384,500)
Southwestern Energy Co.:
6.20%, 01/23/25		7,174	(7,048,455)
7.50%, 04/01/26		1,038	(1,058,760)
7.75%, 10/01/27		6,890	(7,036,412)
SRS Distribution, Inc., 8.25%, 07/01/26(a)		976	(939,400)
Tenet Healthcare Corp., 6.75%, 06/15/23		19,800	(20,394,000)
Transocean, Inc.:
5.80%, 10/15/22		12,915	(12,656,700)
7.50%, 01/15/26(a)		1,038	(1,025,025)
9.00%, 07/15/23(a)		1,038	(1,106,767)
Vine Oil & Gas LP, 8.75%, 04/15/23(a)		6,730	(5,350,350)
Washington Prime Group LP, 5.95%, 08/15/24		14,850	(13,921,953)
Zimmer Biomet Holdings, Inc., 2.43%, 12/13/26	EUR	2,957	(3,539,404)

			(200,892,055)
Total Corporate Bonds — (1.5)% (Proceeds: $480,850,905)			(485,923,944)

Foreign Agency Obligations — 0.0%

South Africa — 0.0%
Eskom Holdings SOC Ltd., 5.75%, 01/26/21	USD	3,910	(3,861,125)

Total Foreign Agency Obligations — 0.0% (Proceeds: $3,886,601)			(3,861,125)

Security		Par (000)	Value
Foreign Government Obligations — (0.4)%

Italy — (0.1)%
Italy Buoni Poliennali Del Tesoro, 0.05%, 04/15/21	EUR	24,174	$(26,848,128)

Portugal — (0.2)%
Portugal Obrigacoes do Tesouro OT, 2.13%, 10/17/28(a)		32,565	(39,792,483)
Republic of Portugal, 2.88%, 07/21/26(a)		23,985	(30,951,685)

			(70,744,168)

Spain — 0.0%
Kingdom of Spain, 0.35%, 07/30/23		5,400	(6,133,834)

United Kingdom — (0.1)%
U.K. Treasury Bonds, 0.13%, 03/22/46	GBP	19,855	(43,402,856)

Total Foreign Government Obligations — (0.4)% (Proceeds: $136,148,095)			(147,128,986)

Total Borrowed Bonds — (1.9)% (Proceeds: $620,885,601)			(636,914,055)

Investments Sold Short — 0.0%

Foreign Agency Obligations — 0.0%

Argentina- 0.0%
YPF SA, 8.50%, 03/23/21	USD	2,793	(2,804,158)

Total Foreign Agency Obligations — 0.0% (Proceeds: $2,813,947)			(2,804,158)

Total Investments Sold Short — 0.0% (Proceeds: $2,813,947)			(2,804,158)

Total Investments Net of Options Written, TBA Sale Commitments, Borrowed Bonds and Investments Sold Short — 82.8% (Cost: $27,407,480,467)			27,464,172,888

Other Assets Less Liabilities — 17.2%			5,701,283,469

Net Assets — 100.0%			$33,165,456,357

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	Amount is less than $500.
(g)	Non-income producing security.
(h)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $5,702,736, representing less than 0.05% of its net assets as of period end, and an original cost of $6,002,880.

(i)	Security, or a portion of the security, is on loan.
(j)	Convertible security.
(k)	Perpetual security with no stated maturity date.
(l)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(m)	Zero-coupon bond.
(n)	Issuer filed for bankruptcy and/or is in default.
(o)	Variable rate security. Rate shown is the rate in effect as of period end.
(p)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(q)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

57

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio

(r)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(s)	When-issued security.
(t)	All or a portion of security has been pledged as collateral in connection with outstanding TBA commitments.
(u)	Represents or includes a TBA transaction.
(v)	All or a portion of security has been pledged as collateral in connection with outstanding borrowed bonds.
(w)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(x)	The amount to be repurchased assumes the maturity will be the day after the period end.
(y)	Rates are discount rates or a range of discount rates as of period end.
(z)	Annualized 7-day yield as of period end.
(aa)	Security was purchased with the cash collateral from loaned securities.
(ab)

During the period ended March 31, 2019, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Persons and/or Related Parties	Shares Held at 12/31/18	Shares Purchased		Shares Sold		Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	557,975,842	—		(357,988,993	)(b)	199,986,849	$199,986,849	$4,221,621		$—	$—
SL Liquidity Series, LLC, Money Market Series	—	260,783,663	(c)	—		260,783,663	260,861,899	84,217	(d)	(10,186)	8,811
iShares iBoxx $ High Yield Corporate Bond ETF	25,816	1,130,418		—		1,156,234	99,979,554	19,888		—	766,837
iShares iBoxx $ Investment Grade Corporate Bond ETF	—	2,990,000		—		2,990,000	355,989,400	1,071,709		—	8,689,950
iShares J.P. Morgan USD Emerging Markets Bond ETF	1,106,180	2,741,263		(980,000)		2,867,443	315,590,777	3,316,511		71,796	13,469,499
iShares MSCI Brazil ETF	406,984	400,790		(400,790)		406,984	16,682,274	—		(983,259)	1,288,337
iShares MSCI Emerging Markets ETF	—	237,140		(79,000)		158,140	6,787,369	—		18,497	31,644
iShares MSCI South Korea ETF	—	383,000		(201,000)		182,000	11,092,900	—		(499,712)	(633,160)
Sentinel Energy Services, Inc.	1,142,538	380,846		—		1,523,384	11,768,141	—		—	—

							$1,278,739,163	$8,713,946		$(1,402,864)	$23,621,918

a)	Includes net capital gain distributions, if applicable.
b)	Represents net shares sold.
c)	Represents net shares purchased.
d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

58

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-Bund Futures Put Options, Strike Price EUR 164.50	275	05/24/19	$120	$(93,295)
Euro-BTP	2,182	06/06/19	316,898	4,689,694
Euro-Schatz	7,296	06/06/19	916,436	1,682,188
Japan 10 Year Bond	15	06/13/19	20,745	58,988
TOPIX Index	158	06/13/19	22,696	(47,123)
3 Month Sterling Futures Put Options, Strike Price EUR 98.00	4,887	06/14/19	—	(346,902)
U.S. Treasury Ultra Bond	10,132	06/19/19	1,702,176	49,355,818
MSCI Emerging Markets E-Mini Index	3,213	06/21/19	169,871	2,031,422
NASDAQ 100 E-Mini Index	318	06/21/19	47,067	1,267,912
STOXX 600 Banks Index	50	06/21/19	377	(3,451)
U.S. Treasury 2 Year Note	48,791	06/28/19	10,397,057	19,840,085
U.S. Treasury 5 Year Note	40,643	06/28/19	4,707,602	7,221,182
90-day Eurodollar	2,152	12/16/19	524,927	(313,077)
90-day Eurodollar	5,454	12/14/20	1,334,253	(1,090,602)

				84,252,839

Short Contracts
Euro-Bobl	1,090	06/06/19	162,791	(155,578)
Euro-BTP	3,505	06/06/19	436,422	(1,126,435)
Euro-Bund	3,708	06/06/19	691,883	(3,385,903)
Euro-Buxl	382	06/06/19	82,128	(2,082,419)
Euro-OAT	1,321	06/06/19	241,050	(4,592,945)
Australia 10 Year Bond	1,145	06/17/19	112,647	(1,890,160)
Canada 10 Year Bond	204	06/19/19	21,225	81,017
U.S. Treasury 10 Year Note	2,514	06/19/19	312,286	518,083
U.S. Treasury 10 Year Ultra Note	11,369	06/19/19	1,509,590	(33,442,253)
U.S. Treasury Long Bond	8,376	06/19/19	1,253,521	(24,773,370)
EURO STOXX 50 Index	2,123	06/21/19	77,922	(1,292,252)
S&P 500 E-Mini Index	6,658	06/21/19	944,704	(6,408,713)
Long Gilt	3,326	06/26/19	560,424	(493,823)
90-day Eurodollar	15,101	03/16/20	3,687,853	(11,743,215)
90-day Eurodollar	3,553	03/15/21	869,419	(3,755,582)

				(94,543,548)

				$(10,290,709)

59

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ZAR	96,383,305	USD	6,659,000	Bank of America NA	04/01/19	$20,948
BRL	88,067,955	USD	22,245,000	Goldman Sachs International	04/02/19	247,997
USD	17,784,000	BRL	68,834,538	Bank of America NA	04/02/19	203,315
USD	124,315,720	BRL	479,286,181	BNP Paribas SA	04/02/19	1,903,628
USD	15,350,000	BRL	58,042,933	Citibank NA	04/02/19	525,544
USD	143,472,736	BRL	546,424,524	Goldman Sachs International	04/02/19	3,913,177
USD	7,405,000	BRL	28,103,826	JPMorgan Chase Bank NA	04/02/19	227,142
USD	79,311,540	BRL	304,653,525	JPMorgan Chase Bank NA	04/02/19	1,501,503
USD	24,509,600	BRL	91,614,679	UBS AG	04/02/19	1,110,752
USD	9,987,000	ZAR	143,812,800	JPMorgan Chase Bank NA	04/02/19	19,900
AUD	25,578,000	USD	18,088,224	Westpac Banking Corp.	04/04/19	74,238
CNY	19,312,000	USD	2,870,563	BNP Paribas SA	04/04/19	1,909
IDR	39,960,942,780	USD	2,796,458	Natwest Markets plc	04/04/19	8,041
JPY	11,779,190,000	USD	105,605,927	Natwest Markets plc	04/04/19	692,193
USD	9,646,983	EUR	8,513,000	Bank of America NA	04/04/19	95,908
USD	88,488,014	EUR	78,245,000	Barclays Bank plc	04/04/19	701,819
USD	199,242,569	EUR	175,519,000	Citibank NA	04/04/19	2,320,784
USD	43,845,538	EUR	38,675,000	Commonwealth Bank of Australia	04/04/19	454,509
USD	38,253,946	EUR	33,797,000	Deutsche Bank AG	04/04/19	335,740
USD	23,210,783	EUR	20,450,000	Goldman Sachs International	04/04/19	267,110
USD	1,801,791,123	EUR	1,573,526,000	HSBC Bank plc	04/04/19	36,389,380
USD	7,906,460	EUR	6,965,000	JPMorgan Chase Bank NA	04/04/19	92,148
USD	276,044,443	EUR	245,145,000	State Street Bank and Trust Co.	04/04/19	1,006,465
USD	692,678,469	GBP	520,139,000	Barclays Bank plc	04/04/19	15,153,606
USD	416,041,072	JPY	45,985,727,000	Deutsche Bank AG	04/04/19	1,055,295
USD	23,401,698	MXN	453,714,000	HSBC Bank plc	04/04/19	34,221
USD	68,214,314	MXN	1,319,021,000	State Street Bank and Trust Co.	04/04/19	281,227
USD	14,293,465	NZD	20,878,000	JPMorgan Chase Bank NA	04/04/19	74,982
AUD	24,028,000	USD	17,032,116	Bank of America NA	04/05/19	30,098
AUD	40,046,000	USD	28,374,073	Natwest Markets plc	04/05/19	62,476
AUD	20,024,000	USD	14,171,706	Royal Bank of Canada	04/05/19	47,279
USD	25,213,119	AUD	35,241,000	Bank of America NA	04/05/19	188,587
USD	22,850,274	AUD	32,038,000	Citibank NA	04/05/19	100,183
USD	11,386,535	AUD	16,020,000	Morgan Stanley & Co. International plc	04/05/19	10,779
USD	13,706,000	COP	42,769,573,000	Natwest Markets plc	04/05/19	292,735
USD	19,596,750	KRW	22,034,585,700	JPMorgan Chase Bank NA	04/05/19	198,559
USD	9,025,502	EUR	8,009,000	Bank of America NA	04/09/19	36,081
MXN	942,903,084	USD	48,326,000	Citibank NA	04/10/19	189,279
USD	16,926,000	CLP	11,137,815,780	BNP Paribas SA	04/10/19	558,746
USD	16,874,000	CLP	11,281,956,400	JPMorgan Chase Bank NA	04/10/19	294,928
USD	13,094,000	TRY	72,580,265	Citibank NA	04/10/19	280,683
USD	29,844,000	TRY	165,314,869	State Street Bank and Trust Co.	04/10/19	659,320
INR	502,887,810	USD	7,150,138	BNP Paribas SA	04/11/19	86,570
INR	475,045,290	USD	6,747,802	Morgan Stanley & Co. International plc	04/11/19	88,244
MXN	64,317,690	USD	3,294,947	HSBC Bank plc	04/11/19	13,865
TWD	208,430,740	USD	6,752,105	JPMorgan Chase Bank NA	04/11/19	2,783
USD	10,424,846	BRL	40,064,770	Barclays Bank plc	04/11/19	198,813
USD	5,629	COP	17,784,310	Barclays Bank plc	04/11/19	53

60

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,574,441	COP	20,574,713,930	Citibank NA	04/11/19	$124,186
USD	5,673	COP	17,780,000	HSBC Bank plc	04/11/19	99
USD	3,284,934	CZK	73,938,650	Citibank NA	04/11/19	70,980
USD	3,461,432	CZK	79,006,180	Deutsche Bank AG	04/11/19	27,203
USD	3,350,605	HUF	923,936,360	Citibank NA	04/11/19	121,981
USD	3,712,192	IDR	52,459,209,780	BNP Paribas SA	04/11/19	37,319
USD	6,761,079	INR	465,128,450	Goldman Sachs International	04/11/19	67,740
USD	2,388	KRW	2,694,410	UBS AG	04/11/19	18
USD	6,894,400	TRY	38,410,770	Bank of America NA	04/11/19	119,115
USD	33,335	TRY	185,000	Barclays Bank plc	04/11/19	702
USD	34,027	TRY	189,220	Morgan Stanley & Co. International plc	04/11/19	650
USD	6,774,481	TWD	208,952,080	JPMorgan Chase Bank NA	04/11/19	2,696
USD	6,732,728	ZAR	95,951,580	Citibank NA	04/11/19	90,006
ZAR	50,748,930	USD	3,488,091	BNP Paribas SA	04/11/19	25,255
IDR	442,689,376,166	USD	30,917,730	BNP Paribas SA	04/15/19	77,167
IDR	273,105,448,669	USD	19,082,270	Deutsche Bank AG	04/15/19	39,208
USD	24,657,400	MXN	478,560,682	Morgan Stanley & Co. International plc	04/15/19	53,792
CAD	47,039,820	USD	35,099,000	Deutsche Bank AG	04/17/19	114,873
COP	63,857,997,989	USD	19,999,373	Standard Chartered Bank	04/17/19	12,894
MXN	392,597,744	USD	20,006,000	Citibank NA	04/17/19	171,605
MXN	389,576,520	USD	19,999,000	HSBC Bank plc	04/17/19	23,330
TRY	33,494,100	USD	5,820,000	Citibank NA	04/17/19	57,942
TRY	66,842,300	USD	11,645,000	JPMorgan Chase Bank NA	04/17/19	85,280
USD	8,362,000	ARS	362,074,600	BNP Paribas SA	04/17/19	174,137
USD	25,142,331	AUD	35,232,000	Goldman Sachs International	04/17/19	118,176
USD	35,099,000	CAD	46,675,001	Morgan Stanley & Co. International plc	04/17/19	158,230
USD	40,156,785	CLP	27,168,090,872	BNP Paribas SA	04/17/19	232,352
USD	19,999,373	COP	63,350,013,915	Natwest Markets plc	04/17/19	146,302
USD	39,470,127	MXN	759,348,485	Barclays Bank plc	04/17/19	443,325
USD	30,125,177	MXN	576,415,137	Goldman Sachs International	04/17/19	500,255
USD	20,075,000	TRY	113,664,650	Citibank NA	04/17/19	127,778
ZAR	483,411,159	USD	33,341,000	Barclays Bank plc	04/17/19	101,766
ZAR	483,437,832	USD	33,341,000	Goldman Sachs International	04/17/19	103,611
USD	6,555,000	ARS	272,819,100	BNP Paribas SA	04/22/19	426,215
USD	9,550,000	KRW	10,781,472,500	BNP Paribas SA	04/22/19	65,269
AUD	35,412,522	EUR	22,195,000	BNP Paribas SA	04/23/19	213,785
AUD	17,834,914	EUR	11,100,000	Royal Bank of Canada	04/23/19	195,472
AUD	23,516,762	EUR	14,796,000	Toronto Dominion Bank	04/23/19	78,215
EUR	14,055,000	NZD	23,166,575	Citibank NA	04/23/19	11,678
NZD	23,301,082	EUR	14,055,000	JPMorgan Chase Bank NA	04/23/19	79,956
USD	12,052,000	ARS	489,311,200	Deutsche Bank AG	04/25/19	1,103,567
EGP	222,940,135	USD	12,398,000	Citibank NA	04/30/19	348,273
USD	5,740,000	TRY	32,373,600	BNP Paribas SA	04/30/19	121,710
BRL	58,070,760	USD	14,800,000	BNP Paribas SA	05/03/19	1,965
USD	21,420,800	BRL	81,664,657	Citibank NA	05/03/19	604,861

61

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	44,900,201	BRL	174,579,449	Goldman Sachs International	05/03/19	$400,717
USD	26,216,419	EUR	23,285,000	Natwest Markets plc	05/06/19	20,895
USD	2,495,733,572	EUR	2,216,816,000	UBS AG	05/06/19	1,825,221
USD	8,583,593	NZD	12,584,000	State Street Bank and Trust Co.	05/06/19	8,496
USD	677,398,441	GBP	518,954,000	Toronto Dominion Bank	05/07/19	288,927
USD	363,820,506	JPY	40,193,798,000	Deutsche Bank AG	05/07/19	50,998
USD	20,250,000	ZAR	291,448,125	Citibank NA	05/14/19	153,801
USD	10,794,412	EUR	9,471,731	Goldman Sachs International	05/29/19	116,934
USD	55,504,076	IDR	790,598,935,000	Bank of America NA	05/29/19	542,428
USD	38,743,034	IDR	549,879,884,016	Citibank NA	05/29/19	515,935
USD	22,804,478	IDR	324,735,760,000	Goldman Sachs International	05/29/19	229,172
USD	19,589,531	IDR	280,306,594,050	HSBC Bank plc	05/29/19	102,897
USD	15,301,258	IDR	218,777,380,000	Morgan Stanley & Co. International plc	05/29/19	92,073
USD	15,295,908	IDR	218,777,375,154	UBS AG	05/29/19	86,724
MXN	733,995,137	USD	37,284,020	Barclays Bank plc	05/30/19	168,767
USD	109,930,171	COP	344,081,436,000	Credit Suisse International	05/30/19	2,352,078
USD	110,500,926	MXN	2,152,922,701	Barclays Bank plc	05/30/19	646,037
USD	112,214,974	ZAR	1,562,010,000	Deutsche Bank AG	05/30/19	4,728,497
ZAR	50,945,840	USD	3,477,590	Citibank NA	05/30/19	28,143
USD	12,050,000	ARS	500,316,000	BNP Paribas SA	05/31/19	1,377,687
MXN	288,676,450	USD	14,510,000	Barclays Bank plc	06/14/19	186,211
AUD	57,150,000	USD	40,101,641	Natwest Markets plc	06/17/19	535,836
CNY	293,810,472	USD	43,625,716	UBS AG	06/17/19	67,602
JPY	1,488,000,000	USD	13,505,480	Bank of America NA	06/17/19	1,526
JPY	706,640,000	USD	6,409,757	Citibank NA	06/17/19	4,619
JPY	1,470,000,000	USD	13,261,941	Royal Bank of Canada	06/17/19	81,673
USD	26,626,355	CNY	178,780,000	Goldman Sachs International	06/17/19	39,517
USD	13,349,098	CNY	89,760,000	JPMorgan Chase Bank NA	06/17/19	655
USD	26,558,221	EUR	23,460,000	ANZ Banking Group Ltd.	06/17/19	69,755
USD	27,719,244	EUR	24,526,506	Bank of America NA	06/17/19	26,595
USD	26,656,325	GBP	20,260,000	Goldman Sachs International	06/17/19	167,011
USD	45,157,796	HKD	353,535,871	Bank of America NA	06/17/19	15,832
USD	9,323,939	HKD	73,000,000	UBS AG	06/17/19	2,782
CNY	268,330,000	USD	39,836,692	HSBC Bank plc	06/18/19	67,180
IDR	780,642,084,115	USD	53,818,827	Bank of America NA	06/18/19	316,359
INR	1,868,700,000	USD	26,399,288	Barclays Bank plc	06/18/19	243,418
TWD	1,231,600,000	USD	39,974,034	Citibank NA	06/18/19	54,588
USD	26,580,808	CNY	178,530,000	HSBC Bank plc	06/18/19	31,267
USD	556,998	IDR	7,977,886,587	BNP Paribas SA	06/18/19	3,756
USD	38,961,616	IDR	555,709,533,265	Citibank NA	06/18/19	424,827
USD	13,453,705	IDR	193,585,367,116	JPMorgan Chase Bank NA	06/18/19	29,141
USD	34,307,345	INR	2,389,575,120	HSBC Bank plc	06/18/19	238,341
USD	6,654,917	KRW	7,514,067,024	Citibank NA	06/18/19	35,791
USD	6,654,975	KRW	7,514,066,147	JPMorgan Chase Bank NA	06/18/19	35,850
USD	25,123,714	MYR	102,555,000	Morgan Stanley & Co. International plc	06/18/19	45,481
USD	17,066,960	MYR	69,710,000	UBS AG	06/18/19	20,463
USD	26,401,138	PHP	1,392,000,000	Citibank NA	06/18/19	165,664

62

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	55,921,250	EUR	35,000,000	Morgan Stanley & Co. International plc	06/19/19	$240,401
AUD	11,098,000	JPY	863,868,320	Bank of America NA	06/19/19	48,868
AUD	590,000	USD	418,560	BNP Paribas SA	06/19/19	983
AUD	6,390,000	USD	4,507,442	HSBC Bank plc	06/19/19	36,429
AUD	14,349,000	USD	10,164,062	Morgan Stanley & Co. International plc	06/19/19	39,381
AUD	17,252,000	USD	12,258,547	Natwest Markets plc	06/19/19	9,195
CAD	87,130,000	NOK	557,788,834	BNP Paribas SA	06/19/19	459,708
CAD	6,837,033	NZD	7,385,000	Citibank NA	06/19/19	89,447
CAD	9,939,651	USD	7,427,000	Morgan Stanley & Co. International plc	06/19/19	25,589
CAD	9,475,904	USD	7,081,000	Royal Bank of Canada	06/19/19	23,879
CHF	61,468,912	USD	61,990,000	JPMorgan Chase Bank NA	06/19/19	205,342
EUR	5,789,457	GBP	4,960,000	Goldman Sachs International	06/19/19	52,224
EUR	9,598,791	GBP	8,260,000	HSBC Bank plc	06/19/19	38,952
EUR	36,990,000	MXN	808,238,898	BNP Paribas SA	06/19/19	656,304
EUR	29,600,000	MXN	647,372,720	JPMorgan Chase Bank NA	06/19/19	494,317
EUR	14,737,563	SEK	153,650,000	Citibank NA	06/19/19	17,995
EUR	4,889,498	SEK	50,950,000	Toronto Dominion Bank	06/19/19	8,852
GBP	4,295,000	EUR	4,966,413	Citibank NA	06/19/19	7,668
GBP	8,590,000	EUR	9,887,872	Natwest Markets plc	06/19/19	66,103
GBP	4,295,000	EUR	4,964,893	Royal Bank of Canada	06/19/19	9,385
GBP	8,300,000	USD	10,846,855	HSBC Bank plc	06/19/19	6,191
IDR	628,920,000,000	USD	43,502,801	Standard Chartered Bank	06/19/19	105,882
JPY	871,116,867	AUD	11,098,000	Goldman Sachs International	06/19/19	16,939
JPY	3,595,190,587	CAD	43,496,000	Morgan Stanley & Co. International plc	06/19/19	27,136
JPY	1,402,142,089	EUR	11,080,000	Barclays Bank plc	06/19/19	217,268
JPY	88,366,480	NZD	1,160,000	Citibank NA	06/19/19	11,091
JPY	360,794,202	SEK	29,703,000	JPMorgan Chase Bank NA	06/19/19	61,711
JPY	3,029,057,575	SEK	250,000,000	JPMorgan Chase Bank NA	06/19/19	450,188
JPY	435,048,350	SEK	35,815,000	Morgan Stanley & Co. International plc	06/19/19	74,531
JPY	10,865,969,263	USD	98,137,924	Citibank NA	06/19/19	511,179
JPY	28,173,135,473	USD	254,477,000	JPMorgan Chase Bank NA	06/19/19	1,299,036
JPY	12,599,887,964	USD	114,145,808	Morgan Stanley & Co. International plc	06/19/19	245,061
NOK	127,975,175	USD	14,805,000	JPMorgan Chase Bank NA	06/19/19	78,080
NZD	9,235,425	EUR	5,545,000	Natwest Markets plc	06/19/19	37,069
NZD	665,000	JPY	49,660,803	Natwest Markets plc	06/19/19	2,699
NZD	52,194,000	USD	35,494,269	Citibank NA	06/19/19	104,019
SEK	924,450,000	EUR	87,832,953	Natwest Markets plc	06/19/19	836,946
TWD	799,842,250	USD	25,990,000	JPMorgan Chase Bank NA	06/19/19	7,194
USD	7,427,000	CAD	9,902,441	Citibank NA	06/19/19	2,311
USD	745,000	CAD	990,814	Natwest Markets plc	06/19/19	2,104
USD	43,808,000	CAD	58,268,160	Royal Bank of Canada	06/19/19	119,478
USD	11,090,000	CHF	10,902,307	Goldman Sachs International	06/19/19	58,851

63

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	15,000,000	CHF	14,767,920	Toronto Dominion Bank	06/19/19	$57,555
USD	68,039,000	CNY	454,874,735	Bank of America NA	06/19/19	394,001
USD	1,700,241	EUR	1,495,000	Bank of America NA	06/19/19	11,972
USD	22,791,730	EUR	20,005,000	BNP Paribas SA	06/19/19	200,544
USD	89,247,520	EUR	78,050,000	Citibank NA	06/19/19	1,107,452
USD	88,754,180	EUR	77,990,000	Deutsche Bank AG	06/19/19	681,868
USD	414,864,139	EUR	363,239,071	Goldman Sachs International	06/19/19	4,666,617
USD	17,053,170	EUR	14,800,000	JPMorgan Chase Bank NA	06/19/19	339,870
USD	314,505,324	EUR	275,571,000	Natwest Markets plc	06/19/19	3,309,337
USD	11,074,478	GBP	8,340,000	Natwest Markets plc	06/19/19	169,127
USD	28,515,944	IDR	410,258,866,145	Goldman Sachs International	06/19/19	69,004
USD	11,970,000	JPY	1,313,550,335	Bank of America NA	06/19/19	44,643
USD	11,800,000	JPY	1,289,791,566	Citibank NA	06/19/19	90,342
USD	10,216,000	JPY	1,116,549,547	Goldman Sachs International	06/19/19	79,158
USD	75,705,000	JPY	8,305,906,008	JPMorgan Chase Bank NA	06/19/19	297,996
USD	14,851,000	JPY	1,633,817,914	Standard Chartered Bank	06/19/19	18,023
USD	43,496,000	MXN	849,476,880	Goldman Sachs International	06/19/19	282,545
USD	18,000,000	MXN	346,914,000	UBS AG	06/19/19	352,253
USD	7,400,000	NOK	62,909,250	Citibank NA	06/19/19	83,867
USD	14,800,000	NOK	124,998,426	Goldman Sachs International	06/19/19	263,106
USD	9,625,000	NOK	81,859,518	Natwest Markets plc	06/19/19	105,015
USD	7,444,000	RUB	485,125,480	JPMorgan Chase Bank NA	06/19/19	131,702
USD	9,400,000	SEK	86,474,758	Citibank NA	06/19/19	43,507
USD	10,050,921	TRY	57,300,270	Bank of America NA	06/19/19	479,939
USD	3,138,593	TRY	18,111,990	Citibank NA	06/19/19	113,310
USD	51,980,000	TWD	1,595,786,000	JPMorgan Chase Bank NA	06/19/19	112,324
USD	7,405,000	ZAR	106,302,478	BNP Paribas SA	06/19/19	107,229
USD	14,805,000	ZAR	215,207,729	JPMorgan Chase Bank NA	06/19/19	30,775
ZAR	12,203,125	USD	835,000	Bank of America NA	06/19/19	2,757
ZAR	118,827,945	USD	8,135,000	BNP Paribas SA	06/19/19	22,657
ZAR	197,913,260	USD	13,497,000	Goldman Sachs International	06/19/19	89,942
EGP	365,091,250	USD	20,005,000	Citibank NA	09/09/19	6,533
USD	117,456,320	EUR	90,560,000	Deutsche Bank AG	12/13/19	13,660,601
USD	118,217,024	EUR	90,560,000	Deutsche Bank AG	02/25/20	13,818,403
JPY	12,064,650,000	USD	111,792,531	JPMorgan Chase Bank NA	03/16/20	118,643
USD	120,429,726	JPY	12,064,650,000	HSBC Bank plc	03/16/20	8,518,552

						152,069,803

BRL	100,000,000	MXN	503,190,000	BNP Paribas SA	04/02/19	(383,431)
BRL	100,000,000	MXN	496,820,000	Deutsche Bank AG	04/02/19	(55,254)
BRL	38,159,802	USD	9,990,000	Bank of America NA	04/02/19	(243,795)
BRL	55,228,387	USD	14,625,000	Barclays Bank plc	04/02/19	(519,393)
BRL	154,832,166	USD	40,252,000	BNP Paribas SA	04/02/19	(707,089)
BRL	268,288,351	USD	70,078,201	Goldman Sachs International	04/02/19	(1,556,012)
BRL	188,047,490	USD	48,845,000	HSBC Bank plc	04/02/19	(816,730)
BRL	111,682,334	USD	29,650,000	Morgan Stanley & Co. International plc	04/02/19	(1,125,773)
BRL	63,943,605	USD	16,665,000	Nomura International plc	04/02/19	(333,483)
BRL	597,312,021	USD	159,798,395	UBS AG	04/02/19	(7,241,913)
MXN	295,950,000	BRL	60,000,000	BNP Paribas SA	04/02/19	(77,202)

64

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	691,534,000	BRL	140,000,000	JPMorgan Chase Bank NA	04/02/19	$(129,442)
ZAR	143,823,860	USD	9,987,000	BNP Paribas SA	04/02/19	(19,133)
USD	22,245,000	BRL	88,081,302	Goldman Sachs International	04/03/19	(249,683)
USD	18,496,000	BRL	73,432,819	JPMorgan Chase Bank NA	04/03/19	(257,673)
USD	3,699,000	BRL	14,680,961	Natwest Markets plc	04/03/19	(50,304)
BRL	40,110,600	USD	10,569,133	BNP Paribas SA	04/04/19	(326,254)
EUR	2,216,816,000	USD	2,489,041,005	UBS AG	04/04/19	(1,906,487)
GBP	518,954,000	USD	676,280,095	Toronto Dominion Bank	04/04/19	(298,794)
JPY	40,193,798,000	USD	362,890,917	Deutsche Bank AG	04/04/19	(172,840)
MXN	278,369,000	USD	14,418,486	Citibank NA	04/04/19	(81,743)
NZD	12,584,000	USD	8,578,378	State Street Bank and Trust Co.	04/04/19	(8,333)
USD	540,479	BRL	2,135,000	BNP Paribas SA	04/04/19	(4,727)
USD	2,796,085	CNY	19,312,000	Nomura International plc	04/04/19	(76,387)
USD	12,206,463	EUR	10,882,000	Morgan Stanley & Co. International plc	04/04/19	(2,487)
USD	2,700,429	IDR	39,960,942,780	Barclays Bank plc	04/04/19	(104,070)
USD	51,667,546	JPY	5,758,007,000	Morgan Stanley & Co. International plc	04/04/19	(294,033)
USD	2,057,799	JPY	229,254,000	UBS AG	04/04/19	(11,042)
USD	13,835,512	ZAR	200,716,000	State Street Bank and Trust Co.	04/04/19	(71,900)
AUD	35,242,000	USD	25,027,452	Morgan Stanley & Co. International plc	04/05/19	(2,210)
COP	54,544,466,000	USD	17,561,000	Citibank NA	04/05/19	(454,928)
KRW	22,200,570,173	USD	19,596,750	JPMorgan Chase Bank NA	04/05/19	(52,433)
USD	11,364,519	AUD	16,019,000	Bank of America NA	04/05/19	(10,527)
EUR	8,009,000	USD	9,032,486	Deutsche Bank AG	04/09/19	(43,065)
CLP	42,614,490,000	USD	63,800,000	Natwest Markets plc	04/10/19	(1,177,113)
TRY	236,575,499	USD	42,938,000	BNP Paribas SA	04/10/19	(1,172,972)
USD	48,326,000	MXN	942,390,828	HSBC Bank plc	04/10/19	(162,922)
COP	20,654,963,110	USD	6,517,612	Citibank NA	04/11/19	(42,198)
CZK	151,335,000	USD	6,692,937	Barclays Bank plc	04/11/19	(114,730)
CZK	151,336,560	USD	6,688,317	HSBC Bank plc	04/11/19	(110,043)
HUF	934,821,100	USD	3,360,973	Bank of America NA	04/11/19	(94,314)
IDR	51,962,950,030	USD	3,641,412	Standard Chartered Bank	04/11/19	(1,303)
TRY	38,110,830	USD	6,910,470	BNP Paribas SA	04/11/19	(188,092)
USD	3,307,424	MXN	64,951,910	Goldman Sachs International	04/11/19	(34,015)
USD	3,045	RUB	202,500	HSBC Bank plc	04/11/19	(37)
USD	3,094	RUB	205,000	Morgan Stanley & Co. International plc	04/11/19	(26)
ZAR	232,291,920	USD	16,143,379	HSBC Bank plc	04/11/19	(61,823)
JPY	779,971,759	EUR	6,274,000	BNP Paribas SA	04/12/19	(447)
USD	26,881,469	IDR	385,829,727,038	Bank of America NA	04/12/19	(142,817)
USD	40,227,805	IDR	580,728,599,280	Citibank NA	04/12/19	(447,587)
USD	26,872,108	IDR	385,829,730,000	Deutsche Bank AG	04/12/19	(152,178)
USD	20,991,285	IDR	300,868,089,956	Goldman Sachs International	04/12/19	(82,118)
USD	20,385,746	IDR	292,188,900,964	JPMorgan Chase Bank NA	04/12/19	(79,749)
MXN	381,781,150	USD	19,714,500	Citibank NA	04/15/19	(86,490)
MXN	967,830,485	USD	50,003,900	HSBC Bank plc	04/15/19	(246,110)
CLP	13,641,702,600	USD	20,082,000	BNP Paribas SA	04/17/19	(35,054)
CLP	13,292,856,500	USD	20,042,000	Citibank NA	04/17/19	(507,696)
COP	68,876,330,000	USD	21,755,000	Natwest Markets plc	04/17/19	(170,053)
KRW	32,846,283,279	USD	29,122,000	Goldman Sachs International	04/17/19	(228,964)
KRW	12,398,918,000	USD	10,990,000	Morgan Stanley & Co. International plc	04/17/19	(83,366)
MXN	1,162,390,541	USD	59,898,000	Citibank NA	04/17/19	(156,805)

65

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	484,252,906	USD	25,030,000	HSBC Bank plc	04/17/19	$(141,767)
TRY	114,327,125	USD	20,075,000	BNP Paribas SA	04/17/19	(11,519)
USD	33,251,403	IDR	478,937,230,685	Bank of America NA	04/17/19	(272,766)
USD	16,752,497	IDR	242,073,584,251	Citibank NA	04/17/19	(191,927)
USD	19,999,373	MXN	394,389,635	Citibank NA	04/17/19	(270,327)
USD	38,096,500	MXN	743,418,602	State Street Bank and Trust Co.	04/17/19	(111,585)
USD	40,145,000	TRY	230,223,546	BNP Paribas SA	04/17/19	(257,360)
USD	66,332,000	ZAR	967,615,406	BNP Paribas SA	04/17/19	(608,396)
USD	4,415,000	ZAR	64,121,813	JPMorgan Chase Bank NA	04/17/19	(20,998)
ZAR	1,647,369,651	USD	114,348,240	BNP Paribas SA	04/17/19	(381,909)
ZAR	480,048,107	USD	33,396,000	Citibank NA	04/17/19	(185,894)
ZAR	229,791,510	USD	15,913,760	Morgan Stanley & Co. International plc	04/17/19	(16,602)
ARS	277,276,500	USD	6,555,000	BNP Paribas SA	04/22/19	(326,081)
ARS	142,094,700	USD	3,410,000	Deutsche Bank AG	04/22/19	(217,892)
KRW	10,831,610,000	USD	9,550,000	JPMorgan Chase Bank NA	04/22/19	(21,162)
EUR	22,195,000	AUD	35,645,481	BNP Paribas SA	04/23/19	(379,267)
EUR	22,195,000	AUD	35,398,251	Deutsche Bank AG	04/23/19	(203,647)
ARS	422,441,250	USD	10,241,000	Natwest Markets plc	04/25/19	(788,795)
TRY	32,373,600	USD	5,740,000	Deutsche Bank AG	04/30/19	(121,710)
BRL	288,751,941	USD	74,450,720	BNP Paribas SA	05/03/19	(849,203)
BRL	218,997,420	USD	56,811,000	Goldman Sachs International	05/03/19	(989,584)
USD	14,800,000	BRL	58,131,440	BNP Paribas SA	05/03/19	(17,432)
USD	23,545,784	BRL	93,994,770	Goldman Sachs International	05/03/19	(413,042)
USD	3,910,000	ZAR	56,951,465	Bank of America NA	05/14/19	(16,970)
ZAR	375,388,806	USD	26,130,000	BNP Paribas SA	05/14/19	(245,846)
USD	11,615,000	TRY	69,573,850	BNP Paribas SA	05/28/19	(185,460)
IDR	206,204,957,008	USD	14,508,194	Bank of America NA	05/29/19	(173,031)
IDR	343,674,927,008	USD	24,122,648	JPMorgan Chase Bank NA	05/29/19	(230,711)
USD	3,859,772	CHF	3,835,301	HSBC Bank plc	05/29/19	(13,273)
ARS	702,092,400	USD	16,874,000	BNP Paribas SA	05/30/19	(1,877,343)
ARS	695,836,200	USD	16,615,000	Deutsche Bank AG	05/30/19	(1,751,975)
COP	117,064,290,000	USD	37,151,473	Credit Suisse International	05/30/19	(550,971)
COP	153,898,406,000	USD	48,880,379	JPMorgan Chase Bank NA	05/30/19	(763,580)
COP	73,118,740,000	USD	23,219,670	UBS AG	05/30/19	(358,876)
MXN	412,345,911	USD	21,120,105	Barclays Bank plc	05/30/19	(79,770)
ZAR	736,167,653	USD	51,270,520	Bank of America NA	05/30/19	(612,670)
USD	14,510,000	MXN	285,701,900	Barclays Bank plc	06/14/19	(34,780)
CNY	19,004,908	USD	2,829,872	Goldman Sachs International	06/17/19	(3,603)
EUR	47,080,000	USD	53,208,639	Bank of America NA	06/17/19	(51,051)
GBP	20,260,000	USD	26,810,808	Goldman Sachs International	06/17/19	(321,493)
NZD	59,030,000	USD	40,432,599	Morgan Stanley & Co. International plc	06/17/19	(173,395)
SGD	36,060,000	USD	26,684,506	Citibank NA	06/17/19	(38,225)
SGD	54,410,000	USD	40,326,406	Morgan Stanley & Co. International plc	06/17/19	(120,523)
USD	40,120,826	CHF	39,780,000	Bank of America NA	06/17/19	(121,879)
USD	20,968,386	CNY	141,373,054	HSBC Bank plc	06/17/19	(55,568)
USD	100,880,497	JPY	11,114,760,924	Bank of America NA	06/17/19	(11,400)
USD	9,708,774	JPY	1,070,659,792	Standard Chartered Bank	06/17/19	(9,915)
USD	39,972,283	NZD	59,030,000	Natwest Markets plc	06/17/19	(286,921)
USD	66,639,658	SGD	90,470,000	Bank of America NA	06/17/19	(212,505)
USD	5,820,000	TRY	35,123,700	Citibank NA	06/17/19	(54,665)

66

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	11,645,000	TRY	70,102,900	JPMorgan Chase Bank NA	06/17/19	$(80,161)
ARS	237,335,175	USD	5,120,500	BNP Paribas SA	06/18/19	(181,216)
KRW	2,387,971,798	USD	2,121,133	Citibank NA	06/18/19	(17,574)
KRW	22,400,381,866	USD	19,767,194	HSBC Bank plc	06/18/19	(34,742)
MYR	54,675,000	USD	13,430,361	Barclays Bank plc	06/18/19	(60,439)
MYR	54,675,000	USD	13,430,361	UBS AG	06/18/19	(60,439)
USD	13,352,366	CNY	89,800,000	HSBC Bank plc	06/18/19	(1,966)
USD	8,834,117	IDR	127,423,307,806	HSBC Bank plc	06/18/19	(2,307)
USD	23,859,081	INR	1,688,888,888	Barclays Bank plc	06/18/19	(219,996)
USD	53,317,043	MYR	218,200,000	Barclays Bank plc	06/18/19	(40,378)
USD	13,965,275	PHP	744,000,000	Citibank NA	06/18/19	(57,134)
USD	39,528,664	THB	1,256,300,000	HSBC Bank plc	06/18/19	(138,753)
USD	5,929,402	TWD	182,684,890	Citibank NA	06/18/19	(8,097)
ARS	627,614,120	USD	14,186,000	BNP Paribas SA	06/19/19	(1,142,578)
AUD	37,174,000	USD	26,444,282	HSBC Bank plc	06/19/19	(10,187)
BRL	394,617,304	USD	102,666,000	JPMorgan Chase Bank NA	06/19/19	(2,460,624)
CAD	29,512,818	USD	22,275,600	BNP Paribas SA	06/19/19	(147,368)
CAD	14,777,093	USD	11,138,400	Citibank NA	06/19/19	(58,776)
CAD	16,671,875	USD	12,526,296	HSBC Bank plc	06/19/19	(25,994)
CAD	14,797,482	USD	11,139,000	Royal Bank of Canada	06/19/19	(44,088)
CNH	151,559,100	USD	22,680,000	JPMorgan Chase Bank NA	06/19/19	(141,454)
CNY	303,102,446	USD	45,359,000	Citibank NA	06/19/19	(284,251)
CNY	1,040,330,000	USD	154,792,584	Standard Chartered Bank	06/19/19	(83,790)
EUR	35,000,000	AUD	55,609,855	Royal Bank of Canada	06/19/19	(18,971)
EUR	11,080,000	JPY	1,388,445,880	Barclays Bank plc	06/19/19	(92,924)
EUR	5,170,000	NZD	8,597,859	Goldman Sachs International	06/19/19	(25,704)
EUR	9,737,786	SEK	102,000,000	Standard Chartered Bank	06/19/19	(39,653)
EUR	24,500,000	USD	27,783,956	Bank of America NA	06/19/19	(116,669)
EUR	78,050,000	USD	89,127,480	Barclays Bank plc	06/19/19	(987,412)
EUR	7,365,000	USD	8,387,076	Citibank NA	06/19/19	(69,951)
EUR	24,260,000	USD	27,502,834	Deutsche Bank AG	06/19/19	(106,575)
EUR	77,990,000	USD	89,266,886	Goldman Sachs International	06/19/19	(1,194,574)
EUR	18,510,000	USD	21,197,652	Morgan Stanley & Co. International plc	06/19/19	(294,735)
EUR	7,435,000	USD	8,447,762	Standard Chartered Bank	06/19/19	(51,588)
GBP	15,605,561	EUR	18,282,224	Deutsche Bank AG	06/19/19	(239,926)
GBP	3,494,439	EUR	4,095,292	Goldman Sachs International	06/19/19	(55,405)
GBP	50,110,000	EUR	58,632,751	HSBC Bank plc	06/19/19	(688,983)
GBP	8,270,000	USD	10,989,325	Bank of America NA	06/19/19	(175,506)
GBP	4,200,000	USD	5,578,369	Goldman Sachs International	06/19/19	(86,466)
GBP	4,200,000	USD	5,555,499	Morgan Stanley & Co. International plc	06/19/19	(63,596)
GBP	25,020,000	USD	33,355,986	National Australia Bank Ltd.	06/19/19	(639,935)
GBP	16,318,897	USD	21,659,728	Natwest Markets plc	06/19/19	(321,204)
GBP	9,401,103	USD	12,454,140	UBS AG	06/19/19	(161,296)
IDR	479,654,675,000	USD	33,332,500	Bank of America NA	06/19/19	(73,724)
IDR	477,321,400,000	USD	33,332,500	JPMorgan Chase Bank NA	06/19/19	(235,511)
JPY	2,999,924,761	USD	27,425,000	Bank of America NA	06/19/19	(189,521)
JPY	1,626,594,708	USD	14,796,000	Citibank NA	06/19/19	(28,600)
JPY	1,369,559,182	USD	12,445,000	JPMorgan Chase Bank NA	06/19/19	(11,154)
JPY	1,112,022,436	USD	10,165,000	State Street Bank and Trust Co.	06/19/19	(69,259)

67

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	1,686,438,995	EUR	76,990,000	JPMorgan Chase Bank NA	06/19/19	$(1,152,758)
MXN	192,145,000	USD	9,902,291	Barclays Bank plc	06/19/19	(127,746)
MXN	843,648,416	USD	43,496,000	Citibank NA	06/19/19	(579,043)
MXN	2,820,657,566	USD	144,721,000	Goldman Sachs International	06/19/19	(1,232,268)
MXN	8,169,934	USD	419,000	Toronto Dominion Bank	06/19/19	(3,390)
NOK	321,042,600	CAD	50,000,000	State Street Bank and Trust Co.	06/19/19	(153,022)
NOK	238,487,809	CAD	37,130,000	Toronto Dominion Bank	06/19/19	(104,147)
NOK	126,582,180	USD	14,800,000	Citibank NA	06/19/19	(78,921)
NOK	62,878,274	USD	7,400,000	JPMorgan Chase Bank NA	06/19/19	(87,470)
NOK	3,552,524	USD	416,000	Royal Bank of Canada	06/19/19	(2,854)
NZD	7,385,000	CAD	6,827,905	Goldman Sachs International	06/19/19	(82,602)
NZD	495,000	JPY	37,247,908	Bank of America NA	06/19/19	(555)
RUB	484,865,684	USD	7,444,000	Barclays Bank plc	06/19/19	(135,618)
SEK	689,383,335	EUR	66,241,000	UBS AG	06/19/19	(213,764)
SEK	315,518,000	JPY	3,810,048,451	Citibank NA	06/19/19	(451,596)
SEK	68,113,500	USD	7,426,000	Bank of America NA	06/19/19	(56,179)
SEK	67,889,080	USD	7,400,000	Citibank NA	06/19/19	(54,461)
SEK	46,095,915	USD	5,000,000	Natwest Markets plc	06/19/19	(12,462)
SEK	67,638,235	USD	7,400,000	Royal Bank of Canada	06/19/19	(81,602)
TRY	2,415,890	USD	419,000	Bank of America NA	06/19/19	(15,469)
TRY	20,217,750	USD	3,583,780	Citibank NA	06/19/19	(206,768)
TWD	799,444,603	USD	25,990,000	Citibank NA	06/19/19	(5,730)
USD	30,918,765	AUD	43,564,000	Deutsche Bank AG	06/19/19	(59,202)
USD	10,134,096	AUD	14,349,000	Goldman Sachs International	06/19/19	(69,348)
USD	6,665,000	CAD	8,915,033	Goldman Sachs International	06/19/19	(19,347)
USD	10,000,000	CHF	9,894,160	Deutsche Bank AG	06/19/19	(11,088)
USD	18,505,000	CHF	18,318,884	JPMorgan Chase Bank NA	06/19/19	(30,373)
USD	7,395,000	CHF	7,314,023	Morgan Stanley & Co. International plc	06/19/19	(5,459)
USD	2,864,564	CNY	19,312,000	BNP Paribas SA	06/19/19	(7,348)
USD	55,135,428	CNY	371,530,000	Citibank NA	06/19/19	(115,270)
USD	27,557,303	CNY	185,750,000	HSBC Bank plc	06/19/19	(65,815)
USD	27,564,160	CNY	185,810,000	JPMorgan Chase Bank NA	06/19/19	(67,881)
USD	10,896,293	GBP	8,340,000	Deutsche Bank AG	06/19/19	(9,057)
USD	2,765,343	IDR	39,960,942,780	Natwest Markets plc	06/19/19	(5,509)
USD	32,660,863	IDR	472,439,382,319	Standard Chartered Bank	06/19/19	(97,611)
USD	7,405,000	NOK	63,859,165	Bank of America NA	06/19/19	(21,605)
USD	7,400,000	NOK	63,781,293	Morgan Stanley & Co. International plc	06/19/19	(17,548)
USD	35,582,685	NZD	52,194,000	Goldman Sachs International	06/19/19	(15,602)
USD	12,207,000	SEK	113,277,298	Bank of America NA	06/19/19	(49,504)
USD	6,659,000	ZAR	97,301,142	Bank of America NA	06/19/19	(20,820)
USD	11,105,000	ZAR	162,373,423	BNP Paribas SA	06/19/19	(42,097)
USD	7,400,000	ZAR	107,954,160	Citibank NA	06/19/19	(11,161)
ZAR	21,515,393	USD	1,480,833	Barclays Bank plc	06/19/19	(3,780)
ZAR	107,697,311	USD	7,404,167	Citibank NA	06/19/19	(10,639)
EUR	90,560,000	USD	110,801,971	JPMorgan Chase Bank NA	12/13/19	(7,006,253)
EUR	90,560,000	USD	111,601,163	JPMorgan Chase Bank NA	02/25/20	(7,202,542)

						(69,567,294)

	Net Unrealized Appreciation					$82,502,509

68

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio

Interest Rate Caps Purchased

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)	Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
2S-10S CMS Index Cap	0.08%	Morgan Stanley & Co. International plc	04/10/19	USD 747,700	$24,906	$669,191	$(644,285)
5Y-30Y CMS Index Cap	0.40	Morgan Stanley & Co. International plc	06/26/19	USD 915,550	192,732	365,161	(172,429)
5Y-30Y CMS Index Cap	0.35	Goldman Sachs International	07/26/19	USD 2,086,000	978,042	1,053,430	(75,388)
2Y-10Y CMS Index Cap	0.50	Citibank NA	03/13/20	USD 5,200,220	2,265,580	2,002,085	263,495
2Y-10 CMS Index Cap	0.21	Goldman Sachs International	05/29/20	USD 3,145,483	5,471,410	4,875,498	595,912
5Y-30Y CMS Index Cap	0.35	Morgan Stanley & Co. International plc	06/22/20	USD 1,032,732	1,305,002	1,296,079	8,923

					$10,237,672	$10,261,444	$(23,772)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
CBOE Volatility Index	9,999	04/17/19	USD	20.00	USD	13,709	$399,960
SPDR S&P 500 ETF Trust	6	04/17/19	USD	290.00	USD	169	249
EURO STOXX 50 Index	1,365	04/18/19	EUR	3,375.00	EUR	45,751	373,610
iShares China Large-Cap ETF	9,998	04/18/19	USD	46.00	USD	44,261	244,951
iShares China Large-Cap ETF	13,038	04/18/19	USD	45.00	USD	57,719	664,938
SPDR S&P 500 ETF Trust	50	04/18/19	USD	291.00	USD	1,412	1,675
SPDR S&P 500 ETF Trust	16,896	04/18/19	USD	284.00	USD	477,278	4,426,752
SPDR S&P 500 ETF Trust	24,033	04/18/19	USD	285.00	USD	678,884	5,058,947
Invesco QQQ Trust, Series 1	1,035	05/03/19	USD	185.00	USD	18,595	136,103
Invesco QQQ Trust, Series 1	10,047	05/03/19	USD	195.00	USD	180,504	50,235
EURO STOXX 50 Index	1,365	05/17/19	EUR	3,450.00	EUR	45,751	154,650
Financial Select Sector SPDR Fund	25,000	05/17/19	USD	27.00	USD	64,275	362,500
SPDR S&P 500 ETF Trust	12,744	05/17/19	USD	286.00	USD	359,993	4,944,672
U.S. Treasury 10 Year Note	1,151	05/24/19	USD	124.50	USD	115,100	719,375
90-day Eurodollar June 2019 Futures	5,000	06/14/19	USD	98.00	USD	1,250,000	875,000
90-day Eurodollar June 2019 Futures	10,237	06/17/19	USD	97.75	USD	2,559,250	191,944
Caesars Entertainment Corp	1,181	06/21/19	USD	9.00	USD	1,026	75,584
EURO STOXX Bank Index	6,149	06/21/19	EUR	95.00	EUR	103,854	689,764
EURO STOXX Bank Index	24,091	06/21/19	EUR	100.00	EUR	406,885	1,216,084
SPDR S&P 500 ETF Trust	3,004	06/21/19	USD	290.00	USD	84,857	1,177,568
SPDR S&P 500 ETF Trust	9,262	06/21/19	USD	287.00	USD	261,633	5,057,052
Liberty Global plc	2,396	07/19/19	USD	30.00	USD	5,971	89,850
SPDR S&P 500 ETF Trust	5,000	09/20/19	USD	300.00	USD	141,240	1,662,500
iShares iBoxx $ Investment Grade Corporate Bond ETF	9,844	10/18/19	USD	122.00	USD	117,203	295,320
90-day Eurodollar December 2019 Futures	4,987	12/13/19	USD	97.88	USD	1,246,750	2,649,344
90-day Eurodollar December 2019 Futures	5,093	12/13/19	USD	97.75	USD	1,273,250	3,628,763
90-day Eurodollar December 2019 Futures	5,000	12/16/19	USD	98.00	USD	1,250,000	625,000
90-day Eurodollar December 2019 Futures	5,093	12/16/19	USD	97.25	USD	1,273,250	4,329,050
90-day Eurodollar December 2019 Futures	29,990	12/16/19	USD	97.75	USD	7,497,500	7,122,625
SPDR S&P 500 ETF Trust	447	12/20/19	USD	285.00	USD	12,627	611,273
SPDR S&P 500 ETF Trust	2,501	12/20/19	USD	295.00	USD	70,648	2,034,564
SPDR S&P 500 ETF Trust	9,200	12/20/19	USD	300.00	USD	259,882	5,451,000
90-day Eurodollar March 2020 Futures	10,237	03/16/20	USD	97.75	USD	2,559,250	4,542,669

							59,863,571

Put
SPDR S&P 500 ETF Trust	5,000	04/01/19	USD	279.00	USD	141,240	37,500
90-day Eurodollar April 2019 Futures	14,985	04/12/19	USD	97.75	USD	3,746,250	2,247,750
Casino Guichard-Perrachon SA	1,340	04/18/19	EUR	40.00	EUR	5,179	414,868
Invesco Senior Loan ETF	2,000	04/18/19	USD	22.00	USD	4,528	15,000
iShares iBoxx $ High Yield Corporate Bond ETF	8,973	04/18/19	USD	84.00	USD	77,590	67,298
S&P 500 Index	114	04/18/19	USD	2,775.00	USD	32,312	151,620

69

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio

Exchange-Traded Options Purchased (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
S&P 500 Index	229	04/18/19	USD	2,825.00	USD	64,908	$598,835
S&P 500 Index	229	04/18/19	USD	2,650.00	USD	64,908	59,540
S&P 500 Index	229	04/18/19	USD	2,620.00	USD	64,908	42,365
S&P 500 Index	229	04/18/19	USD	2,800.00	USD	64,908	427,085
U.S. Treasury 2 Year Note	344	04/26/19	USD	106.38	USD	68,800	43,000
U.S. Treasury 5 Year Note	1,032	04/26/19	USD	115.25	USD	103,200	112,875
U.S. Treasury 5 Year Note	1,535	04/26/19	USD	114.75	USD	153,500	47,969
U.S. Treasury 5 Year Note	7,589	04/26/19	USD	115.75	USD	758,900	2,312,273
S&P 500 Index	142	05/17/19	USD	2,775.00	USD	40,248	455,110
U.S. Treasury 5 Year Note	9,507	05/24/19	USD	113.50	USD	950,700	148,547
90-day Eurodollar July 2019 Futures	1,303	07/12/19	USD	97.25	USD	325,750	8,144
90-day Eurodollar July 2019 Futures	1,304	07/12/19	USD	97.13	USD	326,000	8,150
90-day Eurodollar July 2019 Futures	3,911	07/12/19	USD	97.00	USD	977,750	24,444
Invesco Senior Loan ETF	2,000	07/19/19	USD	21.00	USD	4,528	20,000
Energy Select Sector SPDR Fund	3,732	10/18/19	USD	60.00	USD	24,676	673,626

							7,915,999

							$67,779,570

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
GBP Currency	Down and Out	JPMorgan Chase Bank NA	04/01/19	USD	1.37	USD	1.37	GBP	480	$39
USD Currency	Down and In	Citibank NA	04/08/19	JPY	104.00	JPY	104.00	USD	3,515	5,174
USD Currency	Up and In	Morgan Stanley & Co. International plc	04/08/19	TRY	6.50	TRY	6.50	USD	2,000	129,707
USD Currency	Up and Out	Deutsche Bank AG	04/08/19	TRY	6.50	TRY	6.50	USD	2,000	129,707
USD Currency	Up and Out	Nomura International plc	04/10/19	CNH	7.20	CNH	7.75	USD	74,600	62
						JPY	107
AUD Currency	Dual Digital	UBS AG	04/12/19	USD	0.70	USD	0.70	AUD	11,967	11,462
USD Currency	Down and In	Morgan Stanley & Co. International plc	05/17/19	TRY	6.50	TRY	6.50	USD	2,000	375,050
USD Currency	Up and In	Citibank NA	05/17/19	TRY	5.35	TRY	6.50	USD	2,094	392,678

										1,043,879

Put
GBP Currency	Up and In	Bank of America NA	04/01/19	USD	1.36	USD	1.36	GBP	962	200
EUR Currency	Down and In	Goldman Sachs International	04/02/19	JPY	120.00	JPY	120.00	EUR	5,000	7,752
EUR Currency	Down and Out	JPMorgan Chase Bank NA	04/09/19	CNH	7.55	CNH	7.38	EUR	50,000	188,388
USD Currency	Down and Out	Bank of America NA	04/12/19	JPY	101.00	JPY	101.00	USD	3,509	7,626
EUR Currency	Down and Out	Bank of America NA	04/17/19	USD	1.13	USD	1.12	EUR	50,000	61,989
EUR Currency	Down and Out	Bank of America NA	04/17/19	USD	1.13	USD	1.12	EUR	75,000	10,507
USD Currency	Down and Out	BNP Paribas SA	04/26/19	TRY	21.00	TRY	5.35	USD	645	135,794
USD Currency	Down and In	Bank of America NA	04/29/19	TRY	5.32	TRY	5.32	USD	1,740	338,545
USD Currency	Down and In	Morgan Stanley & Co. International plc	05/01/19	TRY	5.19	TRY	5.19	USD	1,000	121,172
EUR Currency	Down and In	BNP Paribas SA	05/02/19	GBP	0.81	GBP	0.81	EUR	4,000	339,646
USD Currency	Down and In	Deutsche Bank AG	05/03/19	TRY	5.20	TRY	5.20	USD	1,000	125,841
EUR Currency	Double no Touch	Citibank NA	05/24/19	USD	1.12	USD	1.13	EUR	3,000	668,297
USD Currency	Down and In	Deutsche Bank AG	05/30/19	BRL	3.70	BRL	3.70	USD	2,941	906,201
USD Currency	Down and In	Bank of America NA	06/27/19	BRL	3.70	BRL	3.70	USD	2,941	512,355
GBP Currency	Up and In	Citibank NA	07/02/19	USD	1.36	USD	1.36	GBP	962	566,958
GBP Currency	Up and In	JPMorgan Chase Bank NA	07/02/19	USD	1.37	USD	1.37	GBP	962	512,846
AUD Currency	Down and Out	Barclays Bank plc	08/08/19	USD	0.70	USD	0.68	AUD	74,511	577,066

										5,081,183

										$6,125,062

70

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio

OTC Currency Options Purchased

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
AUD Currency	Bank of America NA	04/03/19	USD	0.71	AUD	40,048	$48,227
AUD Currency	Bank of America NA	04/03/19	USD	0.71	AUD	40,050	17,863
USD Currency	Deutsche Bank AG	04/03/19	JPY	112.00	USD	222,746	29,503
AUD Currency	Bank of America NA	04/04/19	USD	0.72	AUD	42,359	30,820
USD Currency	HSBC Bank plc	04/04/19	BRL	3.82	USD	20,000	428,316
USD Currency	JPMorgan Chase Bank NA	04/04/19	CLP	660.00	USD	39,422	1,178,737
EUR Currency	Goldman Sachs International	04/05/19	USD	1.13	EUR	40,046	41,897
USD Currency	Deutsche Bank AG	04/08/19	ZAR	15.50	USD	18,661	10,028
USD Currency	JPMorgan Chase Bank NA	04/08/19	ZAR	15.00	USD	1	2
USD Currency	Citibank NA	04/08/19	ZAR	15.00	USD	67,439	187,266
USD Currency	JPMorgan Chase Bank NA	04/08/19	ZAR	15.50	USD	74,642	40,266
EUR Currency	Royal Bank of Canada	04/11/19	USD	1.20	EUR	73,408	8
EUR Currency	BNP Paribas SA	04/12/19	JPY	130.00	EUR	280,340	1,318
USD Currency	Royal Bank of Canada	04/12/19	CAD	1.34	USD	33,292	152,043
USD Currency	Morgan Stanley & Co. International plc	04/12/19	MXN	20.50	USD	67,172	11,339
AUD Currency	Bank of America NA	04/17/19	USD	0.73	AUD	92,460	20,559
EUR Currency	JPMorgan Chase Bank NA	04/17/19	NZD	1.66	EUR	59,568	322,046
EUR Currency	Bank of America NA	04/17/19	AUD	1.60	EUR	111,385	343,835
USD Currency	Citibank NA	04/18/19	INR	74.00	USD	74,935	226
USD Currency	Royal Bank of Canada	04/22/19	JPY	112.00	USD	50,000	84,588
USD Currency	BNP Paribas SA	04/25/19	TRY	6.15	USD	66,046	1,390,984
USD Currency	Royal Bank of Scotland	04/26/19	SEK	9.40	USD	50,000	193,177
USD Currency	Bank of America NA	04/26/19	SEK	9.35	USD	55,747	294,993
USD Currency	JPMorgan Chase Bank NA	05/14/19	ZAR	14.90	USD	15,187	232,716
USD Currency	Citibank NA	05/14/19	ZAR	14.25	USD	37,376	1,272,153
USD Currency	BNP Paribas SA	05/14/19	ZAR	14.90	USD	44,554	689,880
AUD Currency	Morgan Stanley & Co. International plc	05/16/19	USD	0.72	AUD	56,457	298,485
EUR Currency	BNP Paribas SA	05/17/19	USD	1.15	EUR	33,094	71,479
GBP Currency	Bank of America NA	05/17/19	USD	1.35	GBP	37,758	278,517
USD Currency	Deutsche Bank AG	05/17/19	TRY	6.25	USD	44,554	1,340,121
USD Currency	Bank of America NA	05/17/19	TRY	6.25	USD	7,398	221,337
USD Currency	JPMorgan Chase Bank NA	05/17/19	BRL	4.13	USD	44,165	252,899
USD Currency	BNP Paribas SA	05/17/19	BRL	4.00	USD	97,381	1,183,893
USD Currency	Morgan Stanley & Co. International plc	05/20/19	KRW	1,140.00	USD	40,112	296,470
AUD Currency	Morgan Stanley & Co. International plc	06/05/19	JPY	83.00	AUD	150,794	97,303
AUD Currency	Citibank NA	06/05/19	JPY	85.00	AUD	183,520	23,216
USD Currency	BNP Paribas SA	06/05/19	JPY	113.00	USD	226,193	502,452
USD Currency	HSBC Bank plc	06/14/19	INR	76.50	USD	37,468	19,483
USD Currency	JPMorgan Chase Bank NA	06/14/19	INR	75.00	USD	74,935	96,565
EUR Currency	Bank of America NA	06/24/19	USD	1.18	EUR	176,626	283,752
USD Currency	Deutsche Bank AG	07/19/19	TWD	31.00	USD	75,000	374,906
USD Currency	Bank of America NA	03/14/24	JPY	113.00	USD	50,000	680,386
USD Currency	Barclays Bank plc	12/12/33	JPY	115.00	USD	75,000	1,750,856

							14,794,910

Put
USD Currency	Bank of America NA	04/01/19	BRL	3.85	USD	29,655	30,016
AUD Currency	JPMorgan Chase Bank NA	04/02/19	USD	0.71	AUD	56,031	142,769
AUD Currency	Bank of America NA	04/03/19	USD	0.71	AUD	40,046	97,166
AUD Currency	Bank of America NA	04/03/19	USD	0.71	AUD	40,048	162,739
EUR Currency	HSBC Bank plc	04/03/19	USD	1.13	EUR	144,100	1,061,713
USD Currency	Deutsche Bank AG	04/03/19	JPY	112.00	USD	222,746	2,291,072
USD Currency	JPMorgan Chase Bank NA	04/03/19	BRL	3.50	USD	100,000	10
USD Currency	Deutsche Bank AG	04/04/19	BRL	3.60	USD	30,000	19
USD Currency	Morgan Stanley & Co. International plc	04/04/19	KRW	1,105.00	USD	39,350	6
USD Currency	JPMorgan Chase Bank NA	04/04/19	ZAR	13.60	USD	82,659	889
USD Currency	Royal Bank of Scotland	04/04/19	JPY	111.00	USD	98,000	377,548
USD Currency	Bank of America NA	04/04/19	JPY	110.00	USD	98,000	107,481
EUR Currency	Goldman Sachs International	04/05/19	USD	1.13	EUR	40,046	311,128
USD Currency	JPMorgan Chase Bank NA	04/08/19	ZAR	13.60	USD	36,710	2,792

71

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
USD Currency	Royal Bank of Canada	04/08/19	JPY	104.00	USD	56,015	$6
USD Currency	Royal Bank of Canada	04/08/19	JPY	105.00	USD	74,757	64
USD Currency	BNP Paribas SA	04/08/19	ZAR	13.60	USD	74,757	6,087
USD Currency	Deutsche Bank AG	04/10/19	ZAR	13.90	USD	293,432	151,411
USD Currency	Bank of America NA	04/10/19	SEK	9.20	USD	36,990	134,730
USD Currency	Citibank NA	04/10/19	ZAR	13.60	USD	52,500	7,233
USD Currency	Royal Bank of Scotland	04/11/19	NOK	8.25	USD	28,571	678
USD Currency	Bank of America NA	04/11/19	BRL	3.78	USD	37,065	82,643
USD Currency	Royal Bank of Canada	04/12/19	CAD	1.34	USD	25,893	108,691
USD Currency	Goldman Sachs International	04/12/19	JPY	106.50	USD	84,616	7,391
USD Currency	HSBC Bank plc	04/12/19	BRL	3.40	USD	112,365	11
USD Currency	Citibank NA	04/12/19	JPY	105.00	USD	200,134	1,639
USD Currency	Bank of America NA	04/16/19	NOK	8.35	USD	37,129	14,222
USD Currency	Citibank NA	04/16/19	NOK	8.45	USD	74,257	104,273
EUR Currency	Bank of America NA	04/17/19	AUD	1.60	EUR	111,385	1,360,826
USD Currency	Morgan Stanley & Co. International plc	04/17/19	BRL	3.50	USD	56,180	269
USD Currency	Goldman Sachs International	04/17/19	BRL	3.50	USD	74,909	362
EUR Currency	Deutsche Bank AG	04/25/19	JPY	122.00	EUR	100,000	314,326
USD Currency	BNP Paribas SA	04/26/19	ZAR	14.40	USD	30,126	400,151
USD Currency	Deutsche Bank AG	04/29/19	BRL	3.91	USD	40,649	641,576
USD Currency	Bank of America NA	04/29/19	ZAR	14.25	USD	25,000	269,697
USD Currency	BNP Paribas SA	04/30/19	TRY	5.00	USD	100,000	197,728
USD Currency	UBS AG	05/02/19	CHF	0.99	USD	100,000	17,200
USD Currency	JPMorgan Chase Bank NA	05/03/19	ZAR	13.40	USD	82,659	42,080
USD Currency	BNP Paribas SA	05/06/19	ZAR	13.50	USD	75,399	77,848
USD Currency	JPMorgan Chase Bank NA	05/06/19	SEK	8.85	USD	146,805	96,379
USD Currency	Deutsche Bank AG	05/09/19	ZAR	13.75	USD	206,723	634,741
USD Currency	JPMorgan Chase Bank NA	05/09/19	ZAR	13.50	USD	74,257	94,041
USD Currency	JPMorgan Chase Bank NA	05/09/19	SEK	8.80	USD	74,758	37,813
USD Currency	Goldman Sachs International	05/09/19	CHF	0.95	USD	148,970	29,377
AUD Currency	Goldman Sachs International	05/10/19	USD	0.65	AUD	74,757	1,433
USD Currency	Bank of America NA	05/10/19	BRL	3.78	USD	33,244	206,310
USD Currency	Citibank NA	05/10/19	ZAR	14.15	USD	39,195	384,072
USD Currency	Morgan Stanley & Co. International plc	05/10/19	MXN	19.30	USD	39,429	398,955
USD Currency	HSBC Bank plc	05/14/19	ZAR	13.00	USD	75,277	18,400
USD Currency	Citibank NA	05/14/19	ZAR	12.50	USD	149,011	2,901
USD Currency	JPMorgan Chase Bank NA	05/15/19	ZAR	14.00	USD	62,882	490,850
USD Currency	JPMorgan Chase Bank NA	05/16/19	KRW	1,085.00	USD	74,757	16,286
USD Currency	HSBC Bank plc	05/16/19	KRW	1,085.00	USD	149,515	32,572
USD Currency	Morgan Stanley & Co. International plc	05/20/19	BRL	3.79	USD	34,133	294,606
EUR Currency	JPMorgan Chase Bank NA	05/29/19	GBP	0.85	EUR	10,960	100,719
USD Currency	Bank of America NA	05/30/19	NOK	8.45	USD	55,500	348,283
USD Currency	Citibank NA	06/06/19	JPY	98.00	USD	74,757	1,797
USD Currency	Citibank NA	06/19/19	NOK	8.00	USD	148,516	91,819
USD Currency	Morgan Stanley & Co. International plc	06/26/19	BRL	3.80	USD	110,970	1,539,220
USD Currency	Bank of America NA	06/27/19	SEK	9.00	USD	73,980	548,607
EUR Currency	Citibank NA	07/25/19	CZK	25.00	EUR	92,835	48,455

							13,944,126

							$28,739,036

OTC Credit Default Swaptions Purchased

	Paid by the Fund		Received by the Fund		Counterparty	Expiration Date	Exercise Price	Notional Amount (000) (a)	Value
Description	Rate/Reference	Frequency	Rate/Reference	Frequency
Put
Bought Protection on 5-Year Credit Default Swap	5.00%	Quarterly	ITRAXX.EUR.CROSSOVER.31.V1	Quarterly	Citibank NA	05/15/19	EUR 275.00	EUR 36,600	$364,395
Bought Protection on 5-Year Credit Default Swap	5.00%	Quarterly	ITRAXX.EUR.CROSSOVER.31.V1	Quarterly	Citibank NA	05/15/19	EUR 275.00	EUR 22,000	219,036

									$583,431

(a)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

72

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund			Expiration Date	Exercise Rate		Notional Amount (000)	Value
Description	Rate	Frequency	Rate	Frequency	Counterparty
Call
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.61%	Semi-Annual	Morgan Stanley & Co. International plc	04/08/19	2.61%	USD	199,333	$3,532,210
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.50%	Semi-Annual	Morgan Stanley & Co. International plc	04/11/19	2.50%	USD	398,665	3,556,060
1-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.33%	Semi-Annual	Goldman Sachs International	06/26/19	2.33%	USD	1,498,800	580,530
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.59%	Semi-Annual	Goldman Sachs International	07/23/19	2.59%	USD	447,400	9,311,079
1-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.25%	Semi-Annual	UBS AG	10/01/19	2.25%	USD	1,500,098	1,388,056
5-Year Interest Rate Swap	3 month LIBOR	Quarterly	3.09%	Semi-Annual	Morgan Stanley & Co. International plc	11/27/19	3.09%	USD	616,760	24,299,530
1-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.95%	Semi-Annual	Morgan Stanley & Co. International plc	01/10/20	2.95%	USD	2,057,260	13,380,686
1-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.95%	Semi-Annual	Morgan Stanley & Co. International plc	01/21/20	2.95%	USD	2,057,260	13,644,777
1-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.95%	Semi-Annual	Morgan Stanley & Co. International plc	01/30/20	2.95%	USD	1,016,990	6,802,199
5-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.52%	Semi-Annual	Citibank NA	02/26/20	2.52%	USD	285,390	5,142,243
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.69%	Semi-Annual	Citibank NA	03/19/20	2.69%	USD	301,060	10,156,383
5-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.15%	Semi-Annual	Barclays Bank plc	03/27/20	2.15%	USD	577,400	5,348,907
15-Year Interest Rate Swap	6 month LIBOR	Semi-Annual	0.66%	Semi-Annual	Barclays Bank plc	09/14/20	0.66%	JPY	4,414,000	2,051,214
15-Year Interest Rate Swap	6 month LIBOR	Semi-Annual	0.66%	Semi-Annual	Morgan Stanley & Co. International plc	09/14/20	0.66%	JPY	4,414,000	2,051,214
5-Year Interest Rate Swap	6 month EURIBOR	Semi-Annual	0.55%	Annual	Barclays Bank plc	02/15/21	0.55%	EUR	165,590	3,205,650
5-Year Interest Rate Swap	6 month EURIBOR	Semi-Annual	0.47%	Annual	Barclays Bank plc	03/12/21	0.47%	EUR	165,590	2,633,867
20-Year Interest Rate Swap	6 month LIBOR	Semi-Annual	0.78%	Semi-Annual	JPMorgan Chase Bank NA	04/16/21	0.78%	JPY	3,288,800	2,008,750
30-Year Interest Rate Swap	3 month LIBOR	Quarterly	3.11%	Semi-Annual	Goldman Sachs International	04/26/23	3.11%	USD	16,790	2,435,873
30-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.97%	Semi-Annual	Citibank NA	01/29/24	2.97%	USD	16,750	2,209,594
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.98%	Semi-Annual	Barclays Bank plc	03/07/24	2.98%	USD	104,172	6,217,544
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.95%	Semi-Annual	Barclays Bank plc	03/12/24	2.95%	USD	104,170	6,079,916
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	3.18%	Semi-Annual	JPMorgan Chase Bank NA	05/02/28	3.18%	USD	68,266	4,898,492
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	3.05%	Semi-Annual	Citibank NA	06/27/28	3.05%	USD	70,870	4,695,979
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	3.04%	Semi-Annual	Nomura International plc	01/10/29	3.04%	USD	31,100	2,060,857
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	3.04%	Semi-Annual	Morgan Stanley & Co. International plc	01/11/29	3.04%	USD	31,050	2,053,933
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	3.08%	Semi-Annual	Barclays Bank plc	01/29/29	3.08%	USD	31,350	2,136,029
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.99%	Semi-Annual	JPMorgan Chase Bank NA	04/27/38	2.99%	USD	29,470	1,935,561
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.86%	Semi-Annual	JPMorgan Chase Bank NA	02/22/39	2.86%	USD	27,653	1,693,716

										145,510,849

73

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio

OTC Interest Rate Swaptions Purchased (continued)

	Paid by the Fund		Received by the Fund			Expiration Date	Exercise Rate		Notional Amount (000)
Description	Rate	Frequency	Rate	Frequency	Counterparty					Value
Put
10-Year Interest Rate Swap	3.77%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	04/24/19	3.77%	USD	546,745	$55
5-Year Interest Rate Swap	3.09%	Semi-Annual	3 month LIBOR	Quarterly	Morgan Stanley & Co. International plc	11/27/19	3.09%	USD	616,760	346,860
30-Year Interest Rate Swap	4.00%	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs International	02/03/20	4.00%	USD	64,000	37,233
5-Year Interest Rate Swap	2.52%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	02/26/20	2.52%	USD	285,390	1,602,302
10-Year Interest Rate Swap	2.69%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	03/19/20	2.69%	USD	301,060	3,297,492
5-Year Interest Rate Swap	2.15%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	03/27/20	2.15%	USD	577,400	8,123,019
15-Year Interest Rate Swap	0.66%	Semi-Annual	6 month LIBOR	Semi-Annual	Morgan Stanley & Co. International plc	09/14/20	0.66%	JPY	4,414,000	109,469
15-Year Interest Rate Swap	0.66%	Semi-Annual	6 month LIBOR	Semi-Annual	Barclays Bank plc	09/14/20	0.66%	JPY	4,414,000	109,469
5-Year Interest Rate Swap	0.55%	Annual	6 month EURIBOR	Semi-Annual	Barclays Bank plc	02/15/21	0.55%	EUR	165,590	1,128,539
5-Year Interest Rate Swap	0.47%	Annual	6 month EURIBOR	Semi-Annual	Barclays Bank plc	03/12/21	0.47%	EUR	165,590	1,464,991
20-Year Interest Rate Swap	0.78%	Semi-Annual	6 month LIBOR	Semi-Annual	JPMorgan Chase Bank NA	04/16/21	0.78%	JPY	3,288,800	247,819
30-Year Interest Rate Swap	3.80%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	06/07/21	3.80%	USD	116,110	908,361
15-Year Interest Rate Swap	3.25%	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs International	05/03/22	3.25%	USD	118,060	2,553,401
30-Year Interest Rate Swap	3.40%	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs International	02/14/23	3.40%	USD	38,570	1,341,360
30-Year Interest Rate Swap	3.11%	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs International	04/26/23	3.11%	USD	16,790	873,649
30-Year Interest Rate Swap	2.97%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	01/29/24	2.97%	USD	16,750	1,167,345
10-Year Interest Rate Swap	2.98%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	03/07/24	2.98%	USD	104,172	3,548,232
10-Year Interest Rate Swap	2.95%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	03/12/24	2.95%	USD	104,170	3,644,952
20-Year Interest Rate Swap	3.00%	Annual	6 month EURIBOR	Semi-Annual	UBS AG	01/18/28	3.00%	EUR	71,170	1,964,511
10-Year Interest Rate Swap	3.18%	Semi-Annual	3 month LIBOR	Quarterly	JPMorgan Chase Bank NA	05/02/28	3.18%	USD	68,266	2,849,699
10-Year Interest Rate Swap	3.04%	Semi-Annual	3 month LIBOR	Quarterly	Nomura International plc	01/10/29	3.04%	USD	31,100	1,461,322
10-Year Interest Rate Swap	3.04%	Semi-Annual	3 month LIBOR	Quarterly	Morgan Stanley & Co. International plc	01/11/29	3.04%	USD	31,050	1,462,615
10-Year Interest Rate Swap	3.08%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	01/29/29	3.08%	USD	31,350	1,435,648
10-Year Interest Rate Swap	2.99%	Semi-Annual	3 month LIBOR	Quarterly	JPMorgan Chase Bank NA	04/27/38	2.99%	USD	29,470	1,361,865
10-Year Interest Rate Swap	2.86%	Semi-Annual	3 month LIBOR	Quarterly	JPMorgan Chase Bank NA	02/22/39	2.86%	USD	27,653	1,339,146

										42,379,354

										$187,890,203

74

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio

OTC Interest Rate Caps Sold

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
5Y-30Y CMS Index Cap	0.50%	Morgan Stanley & Co. International plc	06/26/2019	USD	915,550	$(61,479)	$(105,272)	$43,793
5Y-30Y CMS Index Cap	0.45	Goldman Sachs International	07/26/2019	USD	2,086,000	(394,859)	(479,780)	84,921
2Y-10 CMS Index Cap	0.71	Goldman Sachs International	05/29/2020	USD	3,145,483	(855,320)	(1,415,467)	560,147

						$(1,311,658)	$(2,000,519)	$688,861

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
90-day Eurodollar April 2019 Futures	8,263	04/12/19	USD	98.13	USD	2,065,750	$(258,219)
CBOE Volatility Index	9,999	04/17/19	USD	26.00	USD	13,709	(174,983)
EURO STOXX 50 Index	1,365	04/18/19	EUR	3,400.00	EUR	45,751	(220,491)
iShares MSCI Emerging Markets ETF	20,106	04/18/19	USD	46.00	USD	86,295	(20,106)
SPDR S&P 500 ETF Trust	2,900	04/18/19	USD	280.00	USD	81,919	(1,509,450)
U.S. Treasury 10 Year Note	504	04/26/19	USD	125.25	USD	50,400	(102,375)
U.S. Treasury 10 Year Note	504	04/26/19	USD	125.00	USD	50,400	(126,000)
Invesco QQQ Trust, Series 1	2,070	05/03/19	USD	188.00	USD	37,190	(113,850)
Invesco QQQ Trust, Series 1	10,047	05/03/19	USD	197.50	USD	180,504	(20,094)
U.S. Treasury 10 Year Note	1,728	05/24/19	USD	125.50	USD	172,800	(567,000)
U.S. Treasury 2 Year Note	4,037	05/24/19	USD	107.00	USD	807,400	(567,703)
90-day Eurodollar June 2019 Futures	10,237	06/17/19	USD	97.88	USD	2,559,250	(127,962)
EURO STOXX Bank Index	6,149	06/21/19	EUR	105.00	EUR	103,854	(129,331)
Liberty Global plc	2,396	07/19/19	USD	35.00	USD	5,971	(47,920)
iShares iBoxx $ Investment Grade Corporate Bond ETF	9,844	10/18/19	USD	123.00	USD	117,203	(196,880)
90-day Eurodollar December 2019 Futures	4,987	12/13/19	USD	97.75	USD	1,246,750	(2,555,837)
90-day Eurodollar December 2019 Futures	5,093	12/13/19	USD	97.63	USD	1,273,250	(4,488,206)
90-day Eurodollar December 2019 Futures	34,306	12/13/19	USD	98.38	USD	8,576,500	(7,933,262)
90-day Eurodollar December 2019 Futures	2,200	12/16/19	USD	97.13	USD	550,000	(2,475,000)
90-day Eurodollar December 2019 Futures	5,093	12/16/19	USD	97.38	USD	1,273,250	(3,119,463)
90-day Eurodollar March 2020 Futures	10,237	03/16/20	USD	97.88	USD	2,559,250	(3,582,950)

							(28,337,082)

Put
iShares iBoxx $ High Yield Corporate Bond ETF	8,973	04/18/19	USD	82.00	USD	77,590	(35,892)
S&P 500 Index	94	04/18/19	USD	2,675.00	USD	26,643	(32,900)
S&P 500 Index	114	04/18/19	USD	2,700.00	USD	32,312	(55,290)
S&P 500 Index	135	04/18/19	USD	2,750.00	USD	38,264	(128,250)
S&P 500 Index	229	04/18/19	USD	2,695.00	USD	64,908	(104,195)
S&P 500 Index	458	04/18/19	USD	2,725.00	USD	129,816	(309,150)
SPDR S&P 500 ETF Trust	50	04/18/19	USD	270.00	USD	1,412	(2,725)
SPDR S&P 500 ETF Trust	2,301	04/18/19	USD	275.00	USD	64,999	(239,304)
U.S. Treasury 10 Year Note	504	04/26/19	USD	123.50	USD	50,400	(110,250)
U.S. Treasury 10 Year Note	504	04/26/19	USD	123.75	USD	50,400	(157,500)
U.S. Treasury 5 Year Note	7,589	04/26/19	USD	115.00	USD	758,900	(474,313)
S&P 500 Index	142	05/17/19	USD	2,700.00	USD	40,248	(257,020)
U.S. Treasury 10 Year Note	1,148	05/24/19	USD	123.00	USD	114,800	(304,938)
U.S. Treasury 2 Year Note	3,693	05/24/19	USD	106.38	USD	738,600	(750,141)
U.S. Treasury 5 Year Note	9,507	05/24/19	USD	112.50	USD	950,700	(148,547)
Energy Select Sector SPDR Fund	3,732	10/18/19	USD	54.00	USD	24,676	(292,962)
SPDR S&P 500 ETF Trust	2,501	12/20/19	USD	250.00	USD	70,648	(1,363,045)

							(4,766,422)

							$(33,103,504)

75

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio

OTC Barrier Options Written

Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
USD Currency	Down and In	Deutsche Bank AG	04/08/19	TRY	6.50	TRY	6.50	USD	4,000	$(259,414)

Put
GBP Currency	Up and In	Citibank NA	04/01/19	USD	1.36	USD	1.36	GBP	962	(200)
GBP Currency	Up and In	JPMorgan Chase Bank NA	04/01/19	USD	1.37	USD	1.37	GBP	962	(78)
USD Currency	Down and In	Morgan Stanley & Co. International plc	04/04/19	KRW	1,090.00	KRW	1,070.00	USD	59,025	(34)
USD Currency	Down and Out	BNP Paribas SA	04/26/19	TRY	8.00	TRY	5.10	USD	710	(55,346)
EUR Currency	Down and In	Citibank NA	05/02/19	GBP	0.81	GBP	0.81	EUR	4,000	(339,646)
GBP Currency	Up and In	Bank of America NA	07/02/19	USD	1.36	USD	1.36	GBP	962	(566,958)

										(962,262)

										$(1,221,676)

OTC Currency Options Written

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Morgan Stanley & Co. International plc	04/01/19	BRL	3.80	USD	14,825	$(366,002)
USD Currency	Citibank NA	04/01/19	BRL	3.80	USD	14,835	(365,885)
USD Currency	Bank of America NA	04/01/19	BRL	3.85	USD	14,882	(187,985)
USD Currency	Morgan Stanley & Co. International plc	04/03/19	JPY	112.00	USD	222,746	(29,503)
USD Currency	Deutsche Bank AG	04/04/19	BRL	3.82	USD	20,000	(427,069)
USD Currency	JPMorgan Chase Bank NA	04/04/19	ZAR	14.90	USD	16,573	(36,489)
USD Currency	Morgan Stanley & Co. International plc	04/04/19	BRL	3.79	USD	33,326	(983,721)
USD Currency	JPMorgan Chase Bank NA	04/04/19	CLP	678.00	USD	59,132	(387,724)
EUR Currency	Bank of America NA	04/05/19	USD	1.14	EUR	11,142	(1,371)
EUR Currency	Bank of America NA	04/05/19	USD	1.13	EUR	40,046	(41,897)
USD Currency	Deutsche Bank AG	04/08/19	ZAR	15.00	USD	26,471	(74,274)
USD Currency	Bank of America NA	04/08/19	SEK	9.30	USD	37,237	(161,211)
USD Currency	BNP Paribas SA	04/08/19	ZAR	15.00	USD	40,968	(115,525)
USD Currency	Citibank NA	04/08/19	ZAR	15.50	USD	93,303	(50,375)
USD Currency	Deutsche Bank AG	04/09/19	ZAR	14.90	USD	16,557	(69,521)
USD Currency	Citibank NA	04/10/19	CHF	0.99	USD	100,000	(19,500)
USD Currency	Royal Bank of Canada	04/12/19	CAD	1.35	USD	18,981	(34,737)
USD Currency	Morgan Stanley & Co. International plc	04/12/19	MXN	21.00	USD	74,637	(969)
USD Currency	Barclays Bank plc	04/12/19	CAD	1.34	USD	33,292	(154,995)
USD Currency	Citibank NA	04/16/19	NOK	8.55	USD	22,279	(258,100)
EUR Currency	JPMorgan Chase Bank NA	04/17/19	NZD	1.67	EUR	107,966	(343,331)
EUR Currency	Bank of America NA	04/17/19	AUD	1.62	EUR	156,055	(240,474)
GBP Currency	Bank of America NA	04/17/19	USD	1.35	GBP	30,206	(92,611)
USD Currency	JPMorgan Chase Bank NA	04/18/19	INR	74.00	USD	74,935	(236)
USD Currency	Royal Bank of Scotland	04/22/19	JPY	112.00	USD	50,000	(88,517)
USD Currency	BNP Paribas SA	04/25/19	TRY	6.60	USD	92,466	(1,075,640)
USD Currency	Deutsche Bank AG	04/26/19	SEK	9.40	USD	50,000	(217,739)
USD Currency	Citibank NA	05/10/19	ZAR	14.65	USD	26,130	(516,509)
USD Currency	Morgan Stanley & Co. International plc	05/10/19	MXN	19.75	USD	26,700	(224,343)
USD Currency	Bank of America NA	05/10/19	BRL	4.00	USD	33,244	(354,239)
USD Currency	JPMorgan Chase Bank NA	05/14/19	ZAR	15.35	USD	18,496	(161,937)
USD Currency	BNP Paribas SA	05/14/19	ZAR	14.25	USD	37,376	(1,286,524)
USD Currency	Citibank NA	05/14/19	ZAR	14.90	USD	59,741	(913,539)
USD Currency	Citibank NA	05/16/19	ZAR	14.70	USD	26,250	(540,525)
USD Currency	Deutsche Bank AG	05/17/19	TRY	6.75	USD	66,833	(1,105,719)
USD Currency	Bank of America NA	05/17/19	BRL	4.00	USD	7,395	(90,271)
USD Currency	JPMorgan Chase Bank NA	05/17/19	BRL	4.00	USD	22,085	(269,396)
USD Currency	BNP Paribas SA	05/17/19	BRL	4.13	USD	134,835	(769,687)
USD Currency	Bank of America NA	06/05/19	JPY	113.00	USD	37,804	(83,359)
USD Currency	Royal Bank of Canada	06/05/19	JPY	113.00	USD	56,548	(125,612)
USD Currency	Citibank NA	06/14/19	INR	75.00	USD	18,730	(24,009)
USD Currency	Citibank NA	06/14/19	INR	76.50	USD	74,935	(39,142)
USD Currency	HSBC Bank plc	07/19/19	TWD	31.00	USD	75,000	(374,906)

							(12,705,118)

76

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
USD Currency	Bank of America NA	04/01/19	BRL	3.80	USD	74,413	$(7,618)
AUD Currency	Goldman Sachs International	04/02/19	USD	0.71	AUD	56,031	(142,769)
EUR Currency	Citibank NA	04/03/19	USD	1.13	EUR	144,100	(1,037,133)
USD Currency	Morgan Stanley & Co. International plc	04/03/19	JPY	112.00	USD	222,746	(2,310,328)
USD Currency	Morgan Stanley & Co. International plc	04/04/19	BRL	3.70	USD	33,326	(1,711)
USD Currency	Bank of America NA	04/04/19	JPY	111.00	USD	98,000	(385,043)
EUR Currency	Bank of America NA	04/05/19	USD	1.13	EUR	40,046	(311,128)
USD Currency	Bank of America NA	04/08/19	SEK	9.20	USD	37,130	(114,390)
USD Currency	Citibank NA	04/08/19	JPY	104.00	USD	56,015	(6)
USD Currency	BNP Paribas SA	04/08/19	ZAR	13.30	USD	104,661	(532)
USD Currency	Royal Bank of Canada	04/08/19	JPY	102.50	USD	112,136	(11)
EUR Currency	BNP Paribas SA	04/10/19	JPY	123.10	EUR	26,140	(72,719)
USD Currency	Deutsche Bank AG	04/10/19	SEK	9.20	USD	37,025	(135,811)
USD Currency	Citibank NA	04/10/19	ZAR	13.15	USD	39,375	(109)
USD Currency	Royal Bank of Scotland	04/11/19	NOK	8.00	USD	36,703	(4)
USD Currency	Morgan Stanley & Co. International plc	04/11/19	BRL	3.78	USD	55,810	(126,976)
USD Currency	Barclays Bank plc	04/12/19	CAD	1.34	USD	44,390	(182,521)
USD Currency	Goldman Sachs International	04/12/19	JPY	103.50	USD	84,616	(34)
USD Currency	Citibank NA	04/16/19	NOK	8.35	USD	129,951	(49,298)
AUD Currency	Morgan Stanley & Co. International plc	04/17/19	USD	0.70	AUD	28,229	(50,351)
EUR Currency	JPMorgan Chase Bank NA	04/17/19	NZD	1.65	EUR	44,733	(214,647)
EUR Currency	Bank of America NA	04/17/19	AUD	1.59	EUR	193,070	(1,458,819)
USD Currency	Morgan Stanley & Co. International plc	04/26/19	BRL	3.80	USD	73,980	(384,879)
USD Currency	Deutsche Bank AG	04/29/19	TRY	5.32	USD	22,950	(171,360)
USD Currency	Deutsche Bank AG	04/29/19	BRL	3.84	USD	62,353	(498,830)
USD Currency	BNP Paribas SA	05/06/19	ZAR	13.50	USD	18,840	(19,422)
USD Currency	JPMorgan Chase Bank NA	05/06/19	ZAR	13.50	USD	26,401	(27,201)
USD Currency	Citibank NA	05/06/19	ZAR	13.50	USD	30,158	(31,055)
USD Currency	Deutsche Bank AG	05/09/19	ZAR	13.50	USD	74,257	(94,008)
USD Currency	Deutsche Bank AG	05/09/19	ZAR	13.30	USD	132,466	(74,565)
USD Currency	JPMorgan Chase Bank NA	05/09/19	ZAR	13.30	USD	54,765	(30,827)
USD Currency	Citibank NA	05/10/19	ZAR	13.70	USD	26,130	(71,681)
USD Currency	Bank of America NA	05/10/19	BRL	3.65	USD	33,244	(41,753)
USD Currency	JPMorgan Chase Bank NA	05/15/19	ZAR	13.60	USD	92,476	(232,605)
USD Currency	JPMorgan Chase Bank NA	05/16/19	KRW	1,062.00	USD	100,175	(2,112)
USD Currency	HSBC Bank plc	05/16/19	KRW	1,062.00	USD	198,854	(4,192)
USD Currency	Morgan Stanley & Co. International plc	05/20/19	BRL	3.69	USD	34,133	(108,441)
USD Currency	Bank of America NA	05/30/19	NOK	8.35	USD	55,500	(189,581)
USD Currency	Bank of America NA	05/30/19	SEK	9.00	USD	73,980	(335,482)

							(8,919,952)

							$(21,625,070)

OTC Credit Default Swaptions Written

	Paid by the Fund		Received by the Fund			Expiration	Credit	Exercise		Notional
Description	Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Date	Rating (a)	Price		Amount (000) (b)		Value
Put
Sold Protection on 5-Year Credit Default Swap	ITRAXX.EUR.CROSSOVER.31.V1	Quarterly	5.00%	Quarterly	Citibank NA	05/15/19	NR	EUR	325.00	EUR	36,600	$(95,728)
Sold Protection on 5-Year Credit Default Swap	ITRAXX.EUR.CROSSOVER.31.V1	Quarterly	5.00	Quarterly	Citibank NA	05/15/19	NR	EUR	325.00	EUR	22,000	(57,541)

												$(153,269)

(a)	Using S&P Global Ratings (“S&P”) ratings of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

77

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio

OTC Interest Rate Swaptions Written

	Paid by the Fund		Received by the Fund			Expiration	Exercise		Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate		Amount (000)	Value
Call
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.70%	Semi-Annual	Goldman Sachs International	06/25/19	2.70%	USD	2,011,850	$(15,046,063)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.10%	Semi-Annual	Barclays Bank plc	07/01/19	2.10%	USD	523,480	(507,100)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.10%	Semi-Annual	JPMorgan Chase Bank NA	07/03/19	2.10%	USD	1,732,815	(1,715,937)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.10%	Semi-Annual	Nomura International plc	07/03/19	2.10%	USD	577,605	(571,979)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.15%	Semi-Annual	JPMorgan Chase Bank NA	07/08/19	2.15%	USD	922,180	(1,185,306)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.46%	Semi-Annual	Citibank NA	07/23/19	2.46%	USD	992,655	(4,195,188)
5-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.34%	Semi-Annual	Citibank NA	07/24/19	2.34%	USD	992,740	(7,997,067)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.34%	Semi-Annual	JPMorgan Chase Bank NA	07/31/19	2.34%	USD	2,896,843	(8,731,259)
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.48%	Semi-Annual	JPMorgan Chase Bank NA	07/31/19	2.48%	USD	649,172	(9,613,082)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.00%	Semi-Annual	JPMorgan Chase Bank NA	09/23/19	2.00%	USD	363,500	(548,143)
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.25%	Semi-Annual	Barclays Bank plc	09/23/19	2.25%	USD	75,265	(621,228)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	3.30%	Semi-Annual	Deutsche Bank AG	11/07/19	3.30%	USD	374,620	(7,579,379)
1-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.45%	Semi-Annual	Morgan Stanley & Co. International plc	01/10/20	2.45%	USD	3,085,890	(8,239,172)
1-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.45%	Semi-Annual	Morgan Stanley & Co. International plc	01/21/20	2.45%	USD	3,085,890	(8,592,599)
1-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.45%	Semi-Annual	Morgan Stanley & Co. International plc	01/30/20	2.45%	USD	1,525,485	(4,365,450)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.20%	Semi-Annual	Deutsche Bank AG	02/07/20	2.20%	USD	313,730	(1,371,499)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.35%	Semi-Annual	Deutsche Bank AG	02/14/20	2.35%	USD	316,460	(1,880,541)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.35%	Semi-Annual	UBS AG	02/21/20	2.35%	USD	317,300	(1,902,432)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.46%	Semi-Annual	Citibank NA	02/26/20	2.46%	USD	689,480	(5,088,666)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	1.70%	Semi-Annual	Barclays Bank plc	03/27/20	1.70%	USD	1,469,700	(2,842,047)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.88%	Semi-Annual	Deutsche Bank AG	04/14/20	2.88%	USD	522,660	(7,377,278)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.94%	Semi-Annual	Bank of America NA	04/17/20	2.94%	USD	517,360	(7,869,775)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.90%	Semi-Annual	Deutsche Bank AG	05/29/20	2.90%	USD	283,190	(4,170,672)
2-Year Interest Rate Swap	3 month LIBOR	Quarterly	3.05%	Semi-Annual	Deutsche Bank AG	11/30/20	3.05%	USD	320,220	(5,674,539)
2-Year Interest Rate Swap	6 month EURIBOR	Semi-Annual	0.21%	Annual	Barclays Bank plc	02/15/21	0.21%	EUR	510,535	(3,122,847)
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	2.79%	Semi-Annual	Barclays Bank plc	03/08/21	2.79%	USD	156,257	(6,896,262)
2-Year Interest Rate Swap	6 month EURIBOR	Semi-Annual	0.16%	Annual	Barclays Bank plc	03/12/21	0.16%	EUR	510,535	(2,687,835)
10-Year Interest Rate Swap	3 month LIBOR	Quarterly	3.05%	Semi-Annual	Barclays Bank plc	03/12/29	3.05%	USD	83,640	(5,588,596)

										(135,981,941)

Put
2-Year Interest Rate Swap	0.14%	Annual	6 month EURIBOR	Semi-Annual	Barclays Bank plc	06/14/19	0.14%	EUR	540,390	(1,964)
5-Year Interest Rate Swap	0.60%	Annual	6 month EURIBOR	Semi-Annual	Barclays Bank plc	06/25/19	0.60%	EUR	126,042	(2,640)
5-Year Interest Rate Swap	0.78%	Annual	6 month EURIBOR	Semi-Annual	Barclays Bank plc	06/26/19	0.78%	EUR	1,487,347	(7,425)
2-Year Interest Rate Swap	2.90%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	07/01/19	2.90%	USD	523,480	(23,337)
2-Year Interest Rate Swap	2.90%	Semi-Annual	3 month LIBOR	Quarterly	JPMorgan Chase Bank NA	07/03/19	2.90%	USD	1,732,815	(81,702)

78

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio

	Paid by the Fund		Received by the Fund			Expiration	Exercise		Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate		Amount (000)	Value
2-Year Interest Rate Swap	2.90%	Semi-Annual	3 month LIBOR	Quarterly	Nomura International plc	07/03/19	2.90%	USD	577,605	$(27,234)
2-Year Interest Rate Swap	0.40%	Annual	6 month EURIBOR	Semi-Annual	JPMorgan Chase Bank NA	07/08/19	0.40%	EUR	38,215	(23)
2-Year Interest Rate Swap	2.95%	Semi-Annual	3 month LIBOR	Quarterly	JPMorgan Chase Bank NA	07/08/19	2.95%	USD	922,180	(34,139)
2-Year Interest Rate Swap	2.96%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	07/23/19	2.96%	USD	992,655	(49,295)
2-Year Interest Rate Swap	2.70%	Semi-Annual	3 month LIBOR	Quarterly	Nomura International plc	08/26/19	2.70%	USD	348,420	(140,229)
2-Year Interest Rate Swap	3.30%	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs International	09/06/19	3.30%	USD	383,940	(6,366)
2-Year Interest Rate Swap	3.35%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	09/12/19	3.35%	USD	1,655,410	(23,656)
2-Year Interest Rate Swap	2.60%	Semi-Annual	3 month LIBOR	Quarterly	JPMorgan Chase Bank NA	09/23/19	2.60%	USD	363,500	(294,878)
10-Year Interest Rate Swap	2.65%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	09/23/19	2.65%	USD	75,265	(466,422)
2-Year Interest Rate Swap	2.70%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	11/04/19	2.70%	USD	314,860	(202,880)
2-Year Interest Rate Swap	2.70%	Semi-Annual	3 month LIBOR	Quarterly	JPMorgan Chase Bank NA	11/06/19	2.70%	USD	1,040,000	(676,458)
2-Year Interest Rate Swap	3.30%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	11/07/19	3.30%	USD	374,620	(16,536)
2-Year Interest Rate Swap	2.70%	Semi-Annual	3 month LIBOR	Quarterly	JPMorgan Chase Bank NA	12/16/19	2.70%	USD	214,390	(171,962)
2-Year Interest Rate Swap	2.80%	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs International	01/03/20	2.80%	USD	273,870	(160,948)
2-Year Interest Rate Swap	2.85%	Semi-Annual	3 month LIBOR	Quarterly	JPMorgan Chase Bank NA	01/21/20	2.85%	USD	527,700	(282,035)
2-Year Interest Rate Swap	0.20%	Annual	6 month EURIBOR	Semi-Annual	Barclays Bank plc	01/23/20	0.20%	EUR	317,240	(74,959)
2-Year Interest Rate Swap	3.15%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	02/03/20	3.15%	USD	1,033,250	(192,453)
2-Year Interest Rate Swap	3.20%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	02/07/20	3.20%	USD	313,730	(49,698)
2-Year Interest Rate Swap	3.35%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	02/14/20	3.35%	USD	316,460	(30,741)
2-Year Interest Rate Swap	3.35%	Semi-Annual	3 month LIBOR	Quarterly	UBS AG	02/21/20	3.35%	USD	317,300	(32,422)
2-Year Interest Rate Swap	2.46%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	02/26/20	2.46%	USD	689,480	(1,556,094)
2-Year Interest Rate Swap	2.10%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	03/27/20	2.10%	USD	1,469,700	(8,330,142)
2-Year Interest Rate Swap	2.88%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	04/14/20	2.88%	USD	522,660	(373,096)
2-Year Interest Rate Swap	2.94%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	04/17/20	2.94%	USD	517,360	(299,857)
2-Year Interest Rate Swap	3.15%	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs International	05/05/20	3.15%	USD	281,000	(92,460)
2-Year Interest Rate Swap	3.35%	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs International	05/29/20	3.35%	USD	398,160	(81,615)
2-Year Interest Rate Swap	2.90%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	05/29/20	2.90%	USD	283,190	(226,603)
2-Year Interest Rate Swap	3.45%	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs International	06/08/20	3.45%	USD	397,210	(64,892)
2-Year Interest Rate Swap	3.35%	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs International	06/15/20	3.35%	USD	254,300	(58,288)
2-Year Interest Rate Swap	3.50%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	08/24/20	3.50%	USD	515,320	(120,162)
2-Year Interest Rate Swap	3.55%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	10/05/20	3.55%	USD	2,495,529	(649,486)
2-Year Interest Rate Swap	3.75%	Semi-Annual	3 month LIBOR	Quarterly	Bank of America NA	10/13/20	3.75%	USD	2,002,359	(340,621)
2-Year Interest Rate Swap	3.05%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	11/30/20	3.05%	USD	320,220	(346,709)
2-Year Interest Rate Swap	0.60%	Annual	6 month EURIBOR	Semi-Annual	JPMorgan Chase Bank NA	12/14/20	0.60%	EUR	550,420	(343,238)
2-Year Interest Rate Swap	0.55%	Annual	6 month EURIBOR	Semi-Annual	Barclays Bank plc	12/21/20	0.55%	EUR	255,670	(190,075)
2-Year Interest Rate Swap	3.25%	Semi-Annual	3 month LIBOR	Quarterly	Citibank NA	12/29/20	3.25%	USD	443,850	(335,431)
2-Year Interest Rate Swap	0.21%	Annual	6 month EURIBOR	Semi-Annual	Barclays Bank plc	02/15/21	0.21%	EUR	510,535	(1,235,407)
2-Year Interest Rate Swap	0.30%	Annual	6 month EURIBOR	Semi-Annual	JPMorgan Chase Bank NA	03/08/21	0.30%	EUR	381,850	(785,255)
10-Year Interest Rate Swap	2.79%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	03/08/21	2.79%	USD	156,257	(2,800,819)
2-Year Interest Rate Swap	0.16%	Annual	6 month EURIBOR	Semi-Annual	Barclays Bank plc	03/12/21	0.16%	EUR	510,535	(1,538,441)
2-Year Interest Rate Swap	0.10%	Annual	6 month EURIBOR	Semi-Annual	Barclays Bank plc	03/29/21	0.10%	EUR	528,070	(1,933,092)
10-Year Interest Rate Swap	2.15%	Annual	6 month EURIBOR	Semi-Annual	JPMorgan Chase Bank NA	04/19/21	2.15%	EUR	131,500	(160,934)
10-Year Interest Rate Swap	2.00%	Annual	6 month EURIBOR	Semi-Annual	Barclays Bank plc	05/04/21	2.00%	EUR	79,200	(148,721)
10-Year Interest Rate Swap	3.87%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	06/07/21	3.87%	USD	245,920	(849,956)
5-Year Interest Rate Swap	3.25%	Semi-Annual	3 month LIBOR	Quarterly	Goldman Sachs International	05/03/22	3.25%	USD	295,110	(2,103,715)
10-Year Interest Rate Swap	3.05%	Semi-Annual	3 month LIBOR	Quarterly	Barclays Bank plc	03/12/29	3.05%	USD	83,640	(3,924,437)

										(31,939,948)

										$(167,921,889)

79

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ITRAXX.EUR.21.V1	1.00%	Quarterly	06/20/19	EUR	9,633	$(27,687)	$(27,261)	$(426)
ITRAXX.EUR.23.V1	1.00%	Quarterly	06/20/20	EUR	9,984	(128,283)	(50,108)	(78,175)
ITRAXX.EUR.25.V1	1.00%	Quarterly	06/20/21	EUR	23,005	(477,211)	(108,567)	(368,644)
ITRAXX.EUR.CROSSOVER.25.V2	5.00%	Quarterly	06/20/21	EUR	29,485	(2,168,717)	(1,115,425)	(1,053,292)
ITRAXX.FINSR.25.V1	1.00%	Quarterly	06/20/21	EUR	138,370	(2,728,136)	(294,805)	(2,433,331)
CDX.NA.HY.29.V3	5.00%	Quarterly	12/20/22	USD	34,996	(2,477,866)	(2,069,393)	(408,473)
CDX.NA.HY.30.V3	5.00%	Quarterly	06/20/23	USD	78,539	(5,738,831)	(4,933,970)	(804,861)
CDX.NA.HY.31.V3	5.00%	Quarterly	12/20/23	USD	69,992	(4,804,270)	(4,174,063)	(630,207)
CDX.NA.IG.31.V1	1.00%	Quarterly	12/20/23	USD	1,569,796	(31,148,415)	(29,018,763)	(2,129,652)
ITRAXX.FINSUB.30.V1	1.00%	Quarterly	12/20/23	EUR	4,640	(107,329)	(331,118)	223,789
ITRAXX.EUR.31.V1	1.00%	Quarterly	06/20/24	EUR	330,275	(6,811,138)	(7,070,612)	259,474
ITRAXX.EUR.CROSSOVER.31.V1	5.00%	Quarterly	06/20/24	EUR	103,530	(12,897,657)	(13,161,885)	264,228

						$(69,515,540)	$(62,355,970)	$(7,159,570)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating (a)		Notional Amount (000) (b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ITRAXX.EUR.21.V1	1.00%	Quarterly	06/20/19	BBB+	EUR	9,633	$27,687	$38,503	$(10,816)
ITRAXX.EUR.23.V1	1.00%	Quarterly	06/20/20	NR	EUR	9,984	128,283	35,710	92,573
ITRAXX.EUR.25.V1	1.00%	Quarterly	06/20/21	NR	EUR	23,005	477,211	156,865	320,346
ITRAXX.EUR.CROSSOVER.25.V2	5.00%	Quarterly	06/20/21	NR	EUR	29,485	2,168,717	799,539	1,369,178
ITRAXX.FINSR.25.V1	1.00%	Quarterly	06/20/21	BBB+	EUR	138,370	2,728,136	(359,822)	3,087,958
ITRAXX.FINSR.28.V1	1.00%	Quarterly	12/20/22	NR	EUR	150,831	3,296,476	1,753,351	1,543,125
CDX.NA.HY.32.V1	5.00%	Quarterly	06/20/24	BB+	USD	687,205	46,820,395	40,116,044	6,704,351
CDX.NA.IG.32.V1	1.00%	Quarterly	06/20/24	A	USD	799,840	14,469,372	13,317,252	1,152,120
ITRAXX.FINSR.31.V1	1.00%	Quarterly	06/20/24	A-	EUR	114,181	1,391,147	1,475,078	(83,931)

							$71,507,424	$57,332,520	$14,174,904

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
3.41%	At Termination	UK Retail Price Index All Items Monthly	At Termination	03/15/24	GBP	50,300	$261,280	$—	$261,280
Eurostat HICP Ex. Tobacco All Items Monthly	At Termination	1.11%	At Termination	03/15/24	EUR	67,840	465,059	—	465,059
UK Retail Price Index All Items Monthly	At Termination	3.44%	At Termination	03/15/24	GBP	30,200	(86,605)	—	(86,605)
UK Retail Price Index All Items Monthly	At Termination	3.44%	At Termination	03/15/24	GBP	150,730	(486,233)	—	(486,233)
UK Retail Price Index All Items Monthly	At Termination	3.45%	At Termination	03/15/24	GBP	52,120	(126,127)	—	(126,127)
UK Retail Price Index All Items Monthly	At Termination	3.45%	At Termination	03/15/24	GBP	100,340	(226,637)	—	(226,637)
UK Retail Price Index All Items Monthly	At Termination	3.48%	At Termination	03/15/24	GBP	30,200	(5,417)	—	(5,417)
2.02%	At Termination	United States Consumer Price Index	At Termination	03/25/24	USD	45,210	(199,491)	—	(199,491)
2.13%	At Termination	United States Consumer Price Index	At Termination	03/13/29	USD	87,830	(444,213)	—	(444,213)
1.29%	At Termination	Eurostat HICP Ex. Tobacco All Items Monthly	At Termination	03/15/29	EUR	67,850	(964,589)	—	(964,589)
1.32%	At Termination	Eurostat HICP Ex. Tobacco All Items Monthly	At Termination	03/15/29	EUR	61,910	(1,130,048)	—	(1,130,048)
UK Retail Price Index All Items Monthly	At Termination	3.49%	At Termination	03/15/29	GBP	50,300	(203,213)	—	(203,213)
2.07%	At Termination	United States Consumer Price Index	At Termination	03/28/29	USD	22,830	36,841	—	36,841

							$(3,109,393)	$—	$(3,109,393)

80

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
2.46%	At Termination	1 day Fed Funds	At Termination	N/A		05/01/19	USD	3,036,455	$(187,775)	$—	$(187,775)
2.16%	Semi-Annual	3 month BA	Semi-Annual	N/A		02/21/20	CAD	884,900	(874,073)	—	(874,073)
2.13%	Semi-Annual	3 month BA	Semi-Annual	N/A		02/27/20	CAD	1,110,000	(898,424)	—	(898,424)
1.00%	Semi-Annual	6 month LIBOR	Semi-Annual	N/A		03/19/20	GBP	255,745	(158,787)	—	(158,787)
0.97%	Semi-Annual	6 month LIBOR	Semi-Annual	N/A		03/23/20	GBP	513,545	(215,810)	—	(215,810)
0.95%	Semi-Annual	6 month LIBOR	Semi-Annual	N/A		03/26/20	GBP	256,240	(11,487)	—	(11,487)
28 day MXIBTIIE	Monthly	8.21%	Monthly	N/A		10/07/20	MXN	3,695,000	160,579	—	160,579
28 day MXIBTIIE	Monthly	8.51%	Monthly	N/A		11/04/20	MXN	5,600,000	1,679,129	—	1,679,129
3 month LIBOR	Quarterly	3.15%	Semi-Annual	N/A		12/10/20	USD	1,653,584	33,009,984	—	33,009,984
3.05%	Semi-Annual	3 month LIBOR	Quarterly	N/A		12/10/20	USD	3,589,657	(64,631,451)	—	(64,631,451)
2.74%	Semi-Annual	3 month LIBOR	Quarterly	N/A		01/11/21	USD	297,260	(1,593,290)	—	(1,593,290)
3 month LIBOR	Quarterly	2.78%	Semi-Annual	N/A		02/16/21	USD	862,615	5,852,402	—	5,852,402
2.62%	Semi-Annual	3 month LIBOR	Quarterly	02/18/20	(a)	02/18/21	USD	109,040	(375,806)	—	(375,806)
2.62%	Semi-Annual	3 month LIBOR	Quarterly	02/18/20	(a)	02/18/21	USD	174,440	(596,159)	—	(596,159)
3 month BA	Semi-Annual	2.20%	Semi-Annual	02/21/20	(a)	02/21/21	CAD	918,325	2,306,728	—	2,306,728
2.95%	Semi-Annual	3 month LIBOR	Quarterly	N/A		02/22/21	USD	2,369,530	(24,480,278)	—	(24,480,278)
3 month LIBOR	Quarterly	3.05%	Semi-Annual	N/A		02/22/21	USD	871,160	10,698,446	—	10,698,446
3 month BA	Semi-Annual	2.17%	Semi-Annual	02/27/20	(a)	02/27/21	CAD	1,135,325	2,612,560	—	2,612,560
6 month EURIBOR	Semi-Annual	(0.14%)	Annual	06/10/19	(a)	03/12/21	EUR	167,290	201,889	—	201,889
2.58%	Semi-Annual	3 month LIBOR	Quarterly	07/03/19	(a)	03/15/21	USD	1,937,170	(7,356,054)	(761,828)	(6,594,226)
3 month LIBOR	Quarterly	2.55%	Semi-Annual	07/03/19	(a)	03/15/21	USD	635,620	2,070,138	—	2,070,138
3 month LIBOR	Quarterly	2.55%	Semi-Annual	07/03/19	(a)	03/15/21	USD	635,620	2,098,982	—	2,098,982
2.33%	Semi-Annual	3 month LIBOR	Quarterly	N/A		03/29/21	USD	508,810	608,806	—	608,806
3 month LIBOR	Quarterly	2.15%	Semi-Annual	03/30/20	(a)	03/30/21	USD	236,850	(158,261)	—	(158,261)
3 month LIBOR	Quarterly	2.16%	Semi-Annual	03/31/20	(a)	03/31/21	USD	434,670	(249,166)	—	(249,166)
2.35%	Semi-Annual	3 month LIBOR	Quarterly	04/01/19	(a)	04/01/21	USD	236,807	161,105	—	161,105
3 month LIBOR	Quarterly	2.39%	Semi-Annual	04/02/19	(a)	04/02/21	USD	533,480	—	—	—
(0.14%)	Annual	6 month EURIBOR	Semi-Annual	06/10/19	(a)	04/09/21	EUR	1,010,230	(1,196,380)	61,330	(1,257,710)
0.14%	Annual	6 month EURIBOR	Semi-Annual	06/18/19	(a)	06/18/21	EUR	243,185	(1,808,772)	—	(1,808,772)
3 month LIBOR	Quarterly	2.59%	Semi-Annual	08/02/19	(a)	08/02/21	USD	869,053	4,846,448	—	4,846,448
2.10%	Quarterly	3 month BBR	Quarterly	N/A		08/23/21	AUD	28,008	(296,041)	—	(296,041)
3 month LIBOR	Quarterly	2.50%	Semi-Annual	09/20/19	(a)	09/20/21	USD	173,710	753,721	—	753,721

81

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3 month LIBOR	Quarterly	2.39%	Semi-Annual	09/24/19	(a)	09/24/21	USD	27,850	$63,477	$—	$63,477
3 month LIBOR	Quarterly	2.26%	Semi-Annual	09/27/19	(a)	09/27/21	USD	163,410	(44,415)	—	(44,415)
3 month LIBOR	Quarterly	2.24%	Semi-Annual	11/01/19	(a)	11/01/21	USD	824,780	(176,618)	—	(176,618)
2.29%	Semi-Annual	6 month BBR	Semi-Annual	N/A		11/02/21	AUD	13,976	(179,849)	1	(179,850)
2.58%	Semi-Annual	3 month BA	Semi-Annual	N/A		12/03/21	CAD	43,261	(611,478)	—	(611,478)
3 month STIBOR	Quarterly	0.17%	Annual	N/A		12/06/21	SEK	354,804	34,781	4,483	30,298
6 month CIBOR	Semi-Annual	0.12%	Annual	N/A		12/06/21	DKK	255,083	225,206	5,900	219,306
6 month NIBOR	Semi-Annual	1.67%	Annual	N/A		12/06/21	NOK	342,250	6,098	—	6,098
3.01%	Semi-Annual	3 month LIBOR	Quarterly	N/A		12/07/21	USD	32,769	(827,701)	(7,932)	(819,769)
3 month LIBOR	Quarterly	2.53%	Semi-Annual	01/06/20	(a)	01/06/22	USD	304,895	1,791,276	—	1,791,276
3 month LIBOR	Quarterly	2.53%	Semi-Annual	01/06/20	(a)	01/06/22	USD	304,895	1,773,754	—	1,773,754
3 month LIBOR	Quarterly	2.34%	Semi-Annual	01/07/20	(a)	01/07/22	USD	451,850	1,052,621	—	1,052,621
3 month LIBOR	Quarterly	2.41%	Semi-Annual	01/07/20	(a)	01/07/22	USD	168,345	588,883	—	588,883
3 month LIBOR	Quarterly	2.41%	Semi-Annual	01/07/20	(a)	01/07/22	USD	168,345	592,108	—	592,108
3 month LIBOR	Quarterly	2.46%	Semi-Annual	01/07/20	(a)	01/07/22	USD	135,630	616,038	—	616,038
3 month LIBOR	Quarterly	2.49%	Semi-Annual	01/07/20	(a)	01/07/22	USD	168,030	844,924	—	844,924
6 month EURIBOR	Semi-Annual	0.03%	Annual	02/07/20	(a)	02/07/22	EUR	125,110	404,434	—	404,434
3 month LIBOR	Quarterly	2.48%	Semi-Annual	02/11/20	(a)	02/11/22	USD	55,740	293,208	—	293,208
3 month LIBOR	Quarterly	2.51%	Semi-Annual	02/11/20	(a)	02/11/22	USD	55,740	319,852	—	319,852
2.53%	Semi-Annual	3 month LIBOR	Quarterly	02/13/20	(a)	02/13/22	USD	394,170	(2,433,704)	—	(2,433,704)
6 month EURIBOR	Semi-Annual	(0.02%)	Annual	02/13/20	(a)	02/13/22	EUR	92,560	207,349	—	207,349
2.58%	Semi-Annual	3 month LIBOR	Quarterly	02/18/20	(a)	02/18/22	USD	380,680	(2,724,158)	—	(2,724,158)
3 month LIBOR	Quarterly	2.50%	Semi-Annual	02/24/20	(a)	02/24/22	USD	55,010	309,283	—	309,283
3 month LIBOR	Quarterly	2.46%	Semi-Annual	02/28/20	(a)	02/28/22	USD	109,860	553,235	—	553,235
2.48%	Semi-Annual	3 month LIBOR	Quarterly	03/02/20	(a)	03/02/22	USD	214,765	(1,156,905)	—	(1,156,905)
3 month LIBOR	Quarterly	2.46%	Semi-Annual	03/10/20	(a)	03/10/22	USD	82,395	415,668	—	415,668
6 month EURIBOR	Semi-Annual	0.06%	Annual	03/16/21	(a)	03/16/22	EUR	183,485	181,444	—	181,444
6 month LIBOR	Semi-Annual	1.27%	Semi-Annual	03/19/21	(a)	03/19/22	GBP	263,155	746,669	—	746,669
3 month BA	Semi-Annual	1.81%	Semi-Annual	03/22/21	(a)	03/22/22	CAD	484,630	(135,577)	—	(135,577)
6 month LIBOR	Semi-Annual	1.17%	Semi-Annual	03/22/21	(a)	03/22/22	GBP	519,250	821,491	—	821,491
3 month LIBOR	Quarterly	2.43%	Semi-Annual	03/23/20	(a)	03/23/22	USD	109,990	508,246	—	508,246

82

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3 month LIBOR	Quarterly	2.43%	Semi-Annual	03/23/20	(a)	03/23/22	USD	109,990	$501,951	$—	$501,951
3 month LIBOR	Quarterly	2.23%	Semi-Annual	03/24/20	(a)	03/24/22	USD	165,400	121,445	—	121,445
3 month LIBOR	Quarterly	2.25%	Semi-Annual	03/24/20	(a)	03/24/22	USD	119,920	128,087	—	128,087
6 month LIBOR	Semi-Annual	1.07%	Semi-Annual	03/26/21	(a)	03/26/22	GBP	256,240	48,379	—	48,379
3 month LIBOR	Quarterly	2.03%	Semi-Annual	03/30/20	(a)	03/30/22	USD	549,060	(1,635,117)	—	(1,635,117)
3 month LIBOR	Quarterly	2.15%	Semi-Annual	03/30/20	(a)	03/30/22	USD	87,700	(58,292)	—	(58,292)
3 month LIBOR	Quarterly	2.06%	Semi-Annual	03/31/20	(a)	03/31/22	USD	40,410	(102,876)	—	(102,876)
6 month LIBOR	Semi-Annual	0.11%	Semi-Annual	N/A		10/06/22	JPY	3,784,000	215,365	—	215,365
7.11%	Monthly	28 day MXIBTIIE	Monthly	N/A		10/14/22	MXN	767,612	927,860	—	927,860
7.11%	Monthly	28 day MXIBTIIE	Monthly	N/A		10/14/22	MXN	582,388	699,177	—	699,177
0.42%	Annual	6 month EURIBOR	Semi-Annual	12/17/20	(a)	12/17/22	EUR	206,140	(1,888,880)	—	(1,888,880)
6 month EURIBOR	Semi-Annual	0.36%	Annual	12/21/20	(a)	12/21/22	EUR	114,740	899,185	—	899,185
2.73%	Semi-Annual	3 month LIBOR	Quarterly	12/22/20	(a)	12/22/22	USD	86,160	(898,784)	(119,883)	(778,901)
2.53%	Semi-Annual	3 month LIBOR	Quarterly	02/05/21	(a)	02/05/23	USD	247,500	(1,602,614)	—	(1,602,614)
2.50%	Semi-Annual	3 month LIBOR	Quarterly	02/08/21	(a)	02/08/23	USD	175,880	(1,037,090)	—	(1,037,090)
2.53%	Semi-Annual	3 month LIBOR	Quarterly	02/08/21	(a)	02/08/23	USD	284,800	(1,839,634)	—	(1,839,634)
2.55%	Semi-Annual	3 month LIBOR	Quarterly	02/16/21	(a)	02/16/23	USD	126,500	(861,435)	—	(861,435)
6 month EURIBOR	Semi-Annual	0.32%	Annual	02/23/22	(a)	02/23/23	EUR	321,710	668,473	—	668,473
2.96%	Semi-Annual	3 month LIBOR	Quarterly	N/A		02/28/23	USD	490,000	(12,260,442)	(192,179)	(12,068,263)
6 month EURIBOR	Semi-Annual	0.39%	Annual	03/03/22	(a)	03/03/23	EUR	648,590	1,842,375	(24,791)	1,867,166
2.54%	Semi-Annual	3 month LIBOR	Quarterly	03/05/21	(a)	03/05/23	USD	214,765	(1,410,525)	—	(1,410,525)
2.43%	Semi-Annual	3 month LIBOR	Quarterly	03/15/21	(a)	03/15/23	USD	388,450	(1,734,938)	(9,070)	(1,725,868)
0.04%	Annual	6 month EURIBOR	Semi-Annual	03/30/21	(a)	03/30/23	EUR	118,870	67,902	—	67,902
6 month LIBOR	Semi-Annual	0.15%	Semi-Annual	N/A		08/09/23	JPY	1,887,000	155,575	—	155,575
2.17%	Semi-Annual	3 month LIBOR	Quarterly	07/03/19	(a)	08/31/23	USD	72,613	257,810	—	257,810
2.35%	Semi-Annual	3 month LIBOR	Quarterly	07/03/19	(a)	08/31/23	USD	368,151	(1,320,955)	—	(1,320,955)
2.36%	Semi-Annual	3 month LIBOR	Quarterly	07/03/19	(a)	08/31/23	USD	265,600	(1,001,347)	—	(1,001,347)
6 month LIBOR	Semi-Annual	0.14%	Semi-Annual	N/A		09/20/23	JPY	3,902,000	313,484	—	313,484
3.13%	Semi-Annual	3 month LIBOR	Quarterly	N/A		11/16/23	USD	524,075	(23,715,269)	—	(23,715,269)
3.05%	Semi-Annual	3 month LIBOR	Quarterly	N/A		11/29/23	USD	53,929	(2,223,104)	—	(2,223,104)
3.04%	Semi-Annual	3 month LIBOR	Quarterly	N/A		11/30/23	USD	2,313,984	(93,912,161)	41,373	(93,953,534)
2.62%	Semi-Annual	3 month BA	Semi-Annual	N/A		12/03/23	CAD	26,558	(655,549)	(2,633)	(652,916)
3 month LIBOR	Quarterly	3.08%	Semi-Annual	N/A		12/04/23	USD	796,593	34,077,723	—	34,077,723
6 month EURIBOR	Semi-Annual	0.28%	Annual	N/A		12/04/23	EUR	20,712	364,759	2,693	362,066
3 month STIBOR	Quarterly	0.51%	Annual	N/A		12/06/23	SEK	215,183	222,303	6,747	215,556
6 month CIBOR	Semi-Annual	0.42%	Annual	N/A		12/06/23	DKK	154,092	396,424	12,232	384,192

83

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.00%	Semi-Annual	3 month LIBOR	Quarterly	N/A		12/07/23	USD	20,216	$(788,830)	$(9,618)	$(779,212)
3 month LIBOR	Quarterly	3.04%	Semi-Annual	N/A		12/18/23	USD	1,795,825	73,572,094	—	73,572,094
3 month LIBOR	Quarterly	3.06%	Semi-Annual	N/A		12/20/23	USD	1,009,235	42,274,088	—	42,274,088
3.21%	Semi-Annual	3 month LIBOR	Quarterly	N/A		12/20/23	USD	262,350	(12,883,628)	—	(12,883,628)
3 month LIBOR	Quarterly	3.05%	Semi-Annual	N/A		12/28/23	USD	807,973	33,574,041	—	33,574,041
2.94%	Semi-Annual	3 month LIBOR	Quarterly	N/A		12/31/23	USD	335,365	(12,091,327)	—	(12,091,327)
28 day MXIBTIIE	Monthly	8.39%	Monthly	N/A		01/18/24	MXN	1,705,555	2,075,859	—	2,075,859
2.15%	Semi-Annual	6 month BBR	Semi-Annual	N/A		02/01/24	AUD	25,000	(359,874)	—	(359,874)
2.74%	Semi-Annual	3 month LIBOR	Quarterly	N/A		02/25/24	USD	1,179,824	(24,341,681)	—	(24,341,681)
3 month LIBOR	Quarterly	2.94%	Semi-Annual	N/A		02/25/24	USD	1,154,413	34,751,445	—	34,751,445
6 month LIBOR	Semi-Annual	0.00%	Semi-Annual	N/A		03/06/24	JPY	16,555,000	356,144	—	356,144
3 month LIBOR	Quarterly	2.18%	Semi-Annual	N/A		03/29/24	USD	233,260	(1,310,816)	—	(1,310,816)
6 month WIBOR	Semi-Annual	2.08%	Annual	06/19/19	(a)	06/19/24	PLN	59,940	71,511	—	71,511
6 month WIBOR	Semi-Annual	2.15%	Annual	06/19/19	(a)	06/19/24	PLN	59,590	122,460	—	122,460
6 month WIBOR	Semi-Annual	2.16%	Annual	06/19/19	(a)	06/19/24	PLN	236,140	539,076	—	539,076
0.54%	Annual	6 month EURIBOR	Semi-Annual	06/28/19	(a)	06/28/24	EUR	409,559	(11,445,577)	—	(11,445,577)
3 month LIBOR	Quarterly	2.64%	Semi-Annual	07/26/19	(a)	07/26/24	USD	272,650	4,603,349	—	4,603,349
3.10%	Semi-Annual	3 month LIBOR	Quarterly	11/19/19	(a)	11/19/24	USD	391,328	(15,111,679)	—	(15,111,679)
3 month LIBOR	Quarterly	2.51%	Semi-Annual	02/13/20	(a)	02/13/25	USD	210,160	2,347,107	—	2,347,107
3 month LIBOR	Quarterly	2.62%	Semi-Annual	02/18/20	(a)	02/18/25	USD	200,210	3,258,590	—	3,258,590
2.62%	Semi-Annual	3 month LIBOR	Quarterly	03/06/20	(a)	03/06/25	USD	36,420	(597,023)	—	(597,023)
2.16%	Semi-Annual	3 month LIBOR	Quarterly	03/31/20	(a)	03/31/25	USD	22,620	112,352	—	112,352
28 day MXIBTIIE	Monthly	6.32%	Monthly	N/A		07/17/25	MXN	604,966	(2,489,800)	—	(2,489,800)
2.97%	Semi-Annual	3 month LIBOR	Quarterly	N/A		07/31/25	USD	1,250,000	(47,944,975)	(1,324,350)	(46,620,625)
3 month LIBOR	Quarterly	2.13%	Semi-Annual	N/A		08/25/25	USD	19,850	(240,670)	1,309,195	(1,549,865)
2.27%	Semi-Annual	3 month LIBOR	Quarterly	N/A		09/11/25	USD	15,182	53,908	(1,158,324)	1,212,232
2.91%	Semi-Annual	3 month LIBOR	Quarterly	N/A		08/23/26	USD	10,069	(390,872)	—	(390,872)
28 day MXIBTIIE	Monthly	7.49%	Monthly	N/A		04/14/27	MXN	1,412,000	(2,188,484)	—	(2,188,484)
0.29%	Semi-Annual	6 month LIBOR	Semi-Annual	N/A		10/06/27	JPY	1,530,000	(314,390)	—	(314,390)
6 month EURIBOR	Semi-Annual	0.57%	Annual	06/10/19	(a)	02/15/28	EUR	229,310	4,064,413	(1,729)	4,066,142

84

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6 month EURIBOR	Semi-Annual	0.61%	Annual	06/10/19	(a)	02/15/28	EUR	53,000	$1,172,376	$(10,622)	$1,182,998
0.38%	Semi-Annual	6 month LIBOR	Semi-Annual	N/A		08/09/28	JPY	938,000	(259,980)	—	(259,980)
2.93%	Semi-Annual	3 month LIBOR	Quarterly	N/A		08/24/28	USD	22,270	(974,279)	—	(974,279)
0.35%	Semi-Annual	6 month LIBOR	Semi-Annual	N/A		09/20/28	JPY	1,895,000	(469,990)	—	(469,990)
3.16%	Semi-Annual	3 month LIBOR	Quarterly	N/A		10/03/28	USD	12,489	(844,569)	—	(844,569)
2.64%	Semi-Annual	3 month LIBOR	Quarterly	06/28/19	(a)	11/15/28	USD	250,110	(4,676,899)	—	(4,676,899)
3 month LIBOR	Quarterly	3.17%	Semi-Annual	N/A		11/20/28	USD	62,875	4,578,801	—	4,578,801
3 month LIBOR	Quarterly	3.13%	Semi-Annual	N/A		11/30/28	USD	898,026	62,406,467	(378,083)	62,784,550
2.75%	Semi-Annual	3 month BA	Semi-Annual	N/A		12/03/28	CAD	14,131	(645,847)	(6,110)	(639,737)
6 month EURIBOR	Semi-Annual	0.88%	Annual	N/A		12/04/28	EUR	10,707	558,726	1,640	557,086
3 month STIBOR	Quarterly	1.16%	Annual	N/A		12/06/28	SEK	112,148	444,333	19,090	425,243
6 month CIBOR	Semi-Annual	1.03%	Annual	N/A		12/06/28	DKK	79,458	586,017	21,888	564,129
3.08%	Semi-Annual	3 month LIBOR	Quarterly	N/A		12/07/28	USD	10,829	(705,677)	(5,888)	(699,789)
3.08%	Semi-Annual	3 month LIBOR	Quarterly	N/A		12/19/28	USD	349,345	(22,503,928)	—	(22,503,928)
2.85%	Semi-Annual	3 month LIBOR	Quarterly	N/A		12/24/28	USD	35,050	(1,564,223)	—	(1,564,223)
28 day MXIBTIIE	Monthly	8.72%	Monthly	N/A		01/03/29	MXN	445,500	992,995	—	992,995
0.19%	Semi-Annual	6 month LIBOR	Semi-Annual	N/A		01/04/29	JPY	3,027,670	(321,397)	—	(321,397)
3 month LIBOR	Quarterly	3.13%	Semi-Annual	N/A		01/04/29	USD	452,865	28,249,343	—	28,249,343
3.28%	Semi-Annual	3 month LIBOR	Quarterly	N/A		01/04/29	USD	132,380	(10,048,558)	—	(10,048,558)
3 month LIBOR	Quarterly	2.69%	Semi-Annual	N/A		01/08/29	USD	356,478	8,077,068	—	8,077,068
2.80%	Semi-Annual	3 month LIBOR	Quarterly	N/A		01/11/29	USD	68,545	(2,202,233)	—	(2,202,233)
2.81%	Semi-Annual	3 month LIBOR	Quarterly	N/A		01/29/29	USD	44,376	(1,483,784)	—	(1,483,784)
2.76%	Semi-Annual	3 month LIBOR	Quarterly	N/A		01/31/29	USD	24,197	(713,116)	—	(713,116)
2.49%	Semi-Annual	6 month BBR	Semi-Annual	N/A		02/01/29	AUD	13,800	(403,025)	—	(403,025)
3.04%	Semi-Annual	3 month LIBOR	Quarterly	N/A		02/16/29	USD	190,900	(10,313,248)	—	(10,313,248)
1.37%	Annual	6 month EURIBOR	Semi-Annual	N/A		02/20/29	EUR	76,370	(7,856,971)	—	(7,856,971)
2.82%	Semi-Annual	3 month LIBOR	Quarterly	N/A		02/21/29	USD	399,850	(13,658,425)	—	(13,658,425)
2.85%	Semi-Annual	3 month LIBOR	Quarterly	N/A		02/21/29	USD	138,410	(5,163,574)	—	(5,163,574)
3 month LIBOR	Quarterly	2.72%	Semi-Annual	N/A		02/21/29	USD	1,537,800	38,700,321	—	38,700,321
3 month LIBOR	Quarterly	2.75%	Semi-Annual	N/A		02/21/29	USD	489,300	13,853,811	—	13,853,811
1.38%	Annual	6 month EURIBOR	Semi-Annual	N/A		02/22/29	EUR	4,150	(431,188)	—	(431,188)
3 month LIBOR	Quarterly	2.69%	Semi-Annual	N/A		02/26/29	USD	125,270	2,866,984	—	2,866,984
0.18%	Semi-Annual	6 month LIBOR	Semi-Annual	N/A		03/06/29	JPY	8,250,000	(710,590)	—	(710,590)

85

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6 month EURIBOR	Semi-Annual	0.56%	Annual	N/A		03/12/29	EUR	43,250	$477,564	$—	$477,564
3 month LIBOR	Quarterly	2.70%	Semi-Annual	N/A		03/13/29	USD	199,333	4,746,225	—	4,746,225
3 month LIBOR	Quarterly	2.66%	Semi-Annual	N/A		03/18/29	USD	8,060	163,412	—	163,412
3 month LIBOR	Quarterly	2.67%	Semi-Annual	N/A		03/18/29	USD	8,060	169,927	—	169,927
3 month LIBOR	Quarterly	2.64%	Semi-Annual	N/A		03/19/29	USD	60,802	1,116,440	—	1,116,440
3 month STIBOR	Quarterly	0.98%	Annual	N/A		03/20/29	SEK	69,940	109,464	—	109,464
3 month STIBOR	Quarterly	1.02%	Annual	N/A		03/20/29	SEK	713,570	1,480,892	—	1,480,892
3 month STIBOR	Quarterly	1.10%	Annual	N/A		03/20/29	SEK	55,600	157,072	929	156,143
3 month STIBOR	Quarterly	1.20%	Annual	N/A		03/20/29	SEK	19,900	76,733	3,204	73,529
2.56%	Semi-Annual	3 month LIBOR	Quarterly	N/A		03/22/29	USD	84,927	(941,539)	—	(941,539)
2.45%	Semi-Annual	3 month LIBOR	Quarterly	N/A		03/26/29	USD	32,990	(33,345)	—	(33,345)
3 month LIBOR	Quarterly	2.60%	Semi-Annual	N/A		03/26/29	USD	91,470	1,352,514	—	1,352,514
2.34%	Semi-Annual	3 month LIBOR	Quarterly	N/A		03/29/29	USD	120,400	1,045,302	—	1,045,302
2.42%	Semi-Annual	3 month LIBOR	Quarterly	04/02/19	(a)	04/02/29	USD	70,966	—	—	—
3 month LIBOR	Quarterly	3.35%	Semi-Annual	04/26/19	(a)	04/26/29	USD	88,573	7,239,718	—	7,239,718
3.23%	Semi-Annual	3 month LIBOR	Quarterly	04/26/19	(a)	04/26/29	USD	30,822	(2,199,020)	—	(2,199,020)
3.26%	Semi-Annual	3 month LIBOR	Quarterly	04/26/19	(a)	04/26/29	USD	125,550	(9,317,369)	—	(9,317,369)
2.93%	Semi-Annual	3 month LIBOR	Quarterly	06/12/19	(a)	06/12/29	USD	53,853	(2,381,272)	—	(2,381,272)
0.19%	Semi-Annual	6 month LIBOR	Semi-Annual	06/19/19	(a)	06/19/29	JPY	4,986,000	(449,143)	—	(449,143)
3 month LIBOR	Quarterly	2.73%	Semi-Annual	08/02/19	(a)	08/02/29	USD	194,752	5,043,769	—	5,043,769
2.36%	Semi-Annual	3 month LIBOR	Quarterly	03/30/20	(a)	03/29/30	USD	120,060	1,058,463	—	1,058,463
0.36%	Semi-Annual	6 month LIBOR	Semi-Annual	N/A		02/04/34	JPY	686,850	(102,147)	—	(102,147)
0.34%	Semi-Annual	6 month LIBOR	Semi-Annual	N/A		02/08/34	JPY	2,063,230	(252,536)	—	(252,536)
0.34%	Semi-Annual	6 month LIBOR	Semi-Annual	N/A		03/14/34	JPY	832,160	(97,064)	—	(97,064)
3 month LIBOR	Quarterly	2.86%	Semi-Annual	06/28/19	(a)	02/15/36	USD	84,100	3,352,897	387,093	2,965,804
3 month LIBOR	Quarterly	2.88%	Semi-Annual	06/28/19	(a)	02/15/36	USD	78,450	3,313,701	—	3,313,701
0.69%	Semi-Annual	6 month LIBOR	Semi-Annual	N/A		06/18/38	JPY	9,339,000	(5,306,293)	—	(5,306,293)
0.70%	Semi-Annual	6 month LIBOR	Semi-Annual	N/A		06/18/38	JPY	9,480,500	(5,510,529)	—	(5,510,529)

86

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
0.70%	Semi-Annual	6 month LIBOR	Semi-Annual	N/A		06/18/38	JPY	9,480,500	$(5,442,831)	$—	$(5,442,831)
0.62%	Semi-Annual	6 month LIBOR	Semi-Annual	N/A		12/14/38	JPY	745,100	(316,417)	—	(316,417)
0.72%	Semi-Annual	6 month LIBOR	Semi-Annual	03/21/24	(a)	03/21/44	JPY	511,110	(96,937)	—	(96,937)
2.59%	Semi-Annual	3 month LIBOR	Quarterly	06/28/19	(a)	08/15/44	USD	55,450	329,067	—	329,067
2.84%	Semi-Annual	3 month LIBOR	Quarterly	06/28/19	(a)	08/15/44	USD	57,000	(2,416,966)	—	(2,416,966)
2.86%	Semi-Annual	3 month LIBOR	Quarterly	06/28/19	(a)	08/15/44	USD	48,690	(2,221,489)	(278,261)	(1,943,228)
2.91%	Semi-Annual	3 month LIBOR	Quarterly	06/28/19	(a)	08/15/44	USD	57,730	(3,216,620)	—	(3,216,620)
3 month LIBOR	Quarterly	2.74%	Semi-Annual	06/28/19	(a)	08/15/44	USD	56,530	1,322,654	—	1,322,654
6 month EURIBOR	Semi-Annual	1.92%	Annual	01/20/28	(a)	01/20/48	EUR	5,940	561,526	—	561,526
3.35%	Semi-Annual	3 month LIBOR	Quarterly	N/A		11/09/48	USD	57,820	(9,598,032)	—	(9,598,032)
3 month LIBOR	Quarterly	3.27%	Semi-Annual	N/A		11/20/48	USD	31,440	4,661,788	—	4,661,788
3.22%	Semi-Annual	3 month LIBOR	Quarterly	N/A		11/30/48	USD	915,496	(125,610,043)	712,456	(126,322,499)
2.91%	Semi-Annual	3 month BA	Semi-Annual	N/A		12/03/48	CAD	5,986	(574,193)	(1,490)	(572,703)
1.73%	Semi-Annual	6 month LIBOR	Semi-Annual	N/A		12/04/48	GBP	3,137	(381,479)	4,399	(385,878)
6 month EURIBOR	Semi-Annual	1.46%	Annual	N/A		12/04/48	EUR	4,198	522,472	90	522,382
3 month STIBOR	Quarterly	1.68%	Annual	N/A		12/06/48	SEK	44,677	423,834	6,258	417,576
6 month CIBOR	Semi-Annual	1.53%	Annual	N/A		12/06/48	DKK	30,806	512,160	1,784	510,376
3.19%	Semi-Annual	3 month LIBOR	Quarterly	N/A		12/07/48	USD	4,688	(607,462)	(4,228)	(603,234)
3.18%	Semi-Annual	3 month LIBOR	Quarterly	N/A		12/19/48	USD	174,670	(22,235,377)	—	(22,235,377)
2.85%	Semi-Annual	3 month LIBOR	Quarterly	N/A		01/09/49	USD	7,298	(355,358)	—	(355,358)
3 month LIBOR	Quarterly	3.08%	Semi-Annual	02/20/23	(a)	02/20/53	USD	12,220	1,001,798	—	1,001,798

									$(153,829,709)	$(1,694,234)	$(152,135,475)

(a)	Forward Swap.

87

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Nippon Yusen KK	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/19	JPY	500,000	$(9,346)	$(8,014)	$(1,332)
Frontier Communications Corp	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/19	USD	2,843	124,292	211,584	(87,292)
Beazer Homes USA, Inc	5.00%	Quarterly	Barclays Bank plc	06/20/20	USD	5,480	(287,443)	(279,626)	(7,817)
Boparan Finance plc	5.00%	Quarterly	Credit Suisse International	06/20/20	EUR	780	87,603	52,116	35,487
HCA, Inc	5.00%	Quarterly	JPMorgan Chase Bank NA	06/20/20	USD	8,510	(508,123)	(479,981)	(28,142)
HCA, Inc	5.00%	Quarterly	JPMorgan Chase Bank NA	06/20/20	USD	2,550	(152,258)	(144,481)	(7,777)
Thomas Cook Group plc	5.00%	Quarterly	Bank of America NA	06/20/20	EUR	2,970	308,825	(164,475)	473,300
United Mexican States	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/20	USD	61,427	(434,293)	168,850	(603,143)
United Mexican States	1.00%	Quarterly	Bank of America NA	09/20/20	USD	61,427	(469,356)	270,160	(739,516)
Australia & New Zealand Banking Group Ltd	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/20	USD	10,000	(145,062)	(1,635)	(143,427)
Australia & New Zealand Banking Group Ltd	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/20	USD	7,952	(115,357)	(14,207)	(101,150)
Australia & New Zealand Banking Group Ltd	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/20	USD	12,048	(174,767)	(19,560)	(155,207)
CenturyLink, Inc	1.00%	Quarterly	Barclays Bank plc	12/20/20	USD	4,925	237	198,509	(198,272)
Commonwealth Bank of Australia	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/20	USD	10,000	(143,409)	(9,782)	(133,627)
Commonwealth Bank of Australia	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/20	USD	11,500	(164,919)	(14,920)	(149,999)
ITOCHU Corp	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	320,235	(45,458)	(7,742)	(37,716)
ITOCHU Corp	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	293,255	(41,627)	(5,005)	(36,622)
ITOCHU Corp	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	293,255	(41,627)	(6,799)	(34,828)
ITOCHU Corp	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	293,255	(41,627)	(6,419)	(35,208)
Mitsubishi Corp	1.00%	Quarterly	Barclays Bank plc	12/20/20	JPY	475,732	(69,590)	(24,823)	(44,767)
Mitsubishi Corp	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	293,255	(42,897)	(13,304)	(29,593)
Mitsui & Co. Ltd	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	293,255	(42,403)	(3,835)	(38,568)
Mitsui & Co. Ltd	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	586,510	(84,805)	(10,560)	(74,245)
National Australia Bank Ltd	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/20	USD	10,000	(143,577)	(4,898)	(138,679)
Standard Chartered Bank	1.00%	Quarterly	BNP Paribas SA	12/20/20	EUR	4,650	(78,599)	38,348	(116,947)
Standard Chartered Bank	1.00%	Quarterly	BNP Paribas SA	12/20/20	EUR	8,220	(138,942)	64,705	(203,647)
Standard Chartered Bank	1.00%	Quarterly	Goldman Sachs International	12/20/20	EUR	6,050	(102,263)	21,605	(123,868)
Standard Chartered Bank	1.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/20	EUR	2,410	(40,736)	20,263	(60,999)
Sumitomo Corp	1.00%	Quarterly	Barclays Bank plc	12/20/20	JPY	249,377	(35,668)	3,810	(39,478)
Sumitomo Corp	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/20	JPY	253,165	(36,210)	6,659	(42,869)
Westpac Banking Corp	1.00%	Quarterly	Citibank NA	12/20/20	USD	10,000	(141,682)	(11,416)	(130,266)
Wind Tre SpA	5.00%	Quarterly	Credit Suisse International	12/20/20	EUR	2,600	(206,475)	(148,986)	(57,489)

88

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ITRAXX.JPN.25.V1	1.00%	Quarterly	Bank of America NA	06/20/21	JPY	769,231	$(129,778)	$(32,402)	$(97,376)
ITRAXX.JPN.25.V1	1.00%	Quarterly	Bank of America NA	06/20/21	JPY	1,230,769	(207,645)	(48,945)	(158,700)
ITRAXX.JPN.25.V1	1.00%	Quarterly	Barclays Bank plc	06/20/21	JPY	461,538	(77,867)	(19,826)	(58,041)
ITRAXX.JPN.25.V1	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/21	JPY	384,615	(64,889)	(17,108)	(47,781)
ITRAXX.JPN.25.V1	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/21	JPY	769,231	(129,778)	(34,215)	(95,563)
ITRAXX.JPN.25.V1	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/21	JPY	384,615	(64,889)	(20,741)	(44,148)
Wind Tre SpA	5.00%	Quarterly	Citibank NA	12/20/21	EUR	750	(77,155)	(50,004)	(27,151)
Ally Financial, Inc	5.00%	Quarterly	Credit Suisse International	06/20/22	USD	4,940	(642,556)	(360,118)	(282,438)
CBS Corp	1.00%	Quarterly	Credit Suisse International	12/20/22	USD	7,820	(145,243)	(64,706)	(80,537)
CenturyLink, Inc	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/22	USD	2,930	154,695	357,672	(202,977)
Rite Aid Corp	5.00%	Quarterly	Citibank NA	12/20/22	USD	4,900	1,058,651	460,182	598,469
Staples, Inc	5.00%	Quarterly	Goldman Sachs International	12/20/22	USD	4,920	(286,706)	123,887	(410,593)
Unitymedia GmbH	5.00%	Quarterly	Credit Suisse International	12/20/22	EUR	170	(32,578)	(28,026)	(4,552)
Cable & Wireless International Finance BV	5.00%	Quarterly	Goldman Sachs International	06/20/23	EUR	1,500	(258,123)	(238,406)	(19,717)
Smurfit Kappa Acquisitions ULC	5.00%	Quarterly	Barclays Bank plc	06/20/23	EUR	500	(100,712)	(106,379)	5,667
Smurfit Kappa Acquisitions ULC	5.00%	Quarterly	BNP Paribas SA	06/20/23	EUR	800	(161,140)	(160,788)	(352)
Smurfit Kappa Acquisitions ULC	5.00%	Quarterly	Credit Suisse International	06/20/23	EUR	4,000	(805,700)	(751,135)	(54,565)
Smurfit Kappa Acquisitions ULC	5.00%	Quarterly	Credit Suisse International	06/20/23	EUR	800	(161,140)	(158,175)	(2,965)
Smurfit Kappa Acquisitions ULC	5.00%	Quarterly	Goldman Sachs International	06/20/23	EUR	800	(161,140)	(149,277)	(11,863)
Smurfit Kappa Acquisitions ULC	5.00%	Quarterly	Goldman Sachs International	06/20/23	EUR	800	(161,140)	(151,944)	(9,196)
Unitymedia GmbH	5.00%	Quarterly	Barclays Bank plc	06/20/23	EUR	740	(157,489)	(152,322)	(5,167)
Unitymedia GmbH	5.00%	Quarterly	Credit Suisse International	06/20/23	EUR	1,530	(325,620)	(329,482)	3,862
Unitymedia GmbH	5.00%	Quarterly	Credit Suisse International	06/20/23	EUR	2,360	(502,263)	(482,791)	(19,472)
UPC Holding BV	5.00%	Quarterly	Citibank NA	06/20/23	EUR	830	(167,504)	(130,183)	(37,321)
UPC Holding BV	5.00%	Quarterly	Credit Suisse International	06/20/23	EUR	1,400	(282,537)	(215,824)	(66,713)
UPC Holding BV	5.00%	Quarterly	Credit Suisse International	06/20/23	EUR	900	(181,631)	(150,534)	(31,097)
UPC Holding BV	5.00%	Quarterly	Goldman Sachs International	06/20/23	EUR	550	(110,997)	(85,238)	(25,759)
UPC Holding BV	5.00%	Quarterly	Goldman Sachs International	06/20/23	EUR	600	(121,087)	(98,017)	(23,070)
Altice Luxembourg SA	5.00%	Quarterly	Barclays Bank plc	12/20/23	EUR	1,950	3,064	277,287	(274,223)
Altice Luxembourg SA	5.00%	Quarterly	Barclays Bank plc	12/20/23	EUR	1,100	1,728	110,955	(109,227)
Altice Luxembourg SA	5.00%	Quarterly	Citibank NA	12/20/23	EUR	1,146	1,801	108,178	(106,377)
Cable & Wireless International Finance BV	5.00%	Quarterly	Goldman Sachs International	12/20/23	EUR	1,460	(266,407)	(290,998)	24,591
Cable & Wireless International Finance BV	5.00%	Quarterly	Goldman Sachs International	12/20/23	EUR	1,538	(280,724)	(292,250)	11,526
Cable & Wireless International Finance BV	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/23	EUR	1,000	(182,471)	(199,693)	17,222
DISH DBS Corp	5.00%	Quarterly	Goldman Sachs International	12/20/23	USD	5,680	135,899	192,979	(57,080)
DISH DBS Corp	5.00%	Quarterly	Goldman Sachs International	12/20/23	USD	5,660	135,422	275,649	(140,227)

89

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
INEOS Group Holdings SA	5.00%	Quarterly	Barclays Bank plc	12/20/23	EUR	2,900	$(298,463)	$(210,134)	$(88,329)
INEOS Group Holdings SA	5.00%	Quarterly	Citibank NA	12/20/23	EUR	3,780	(389,031)	(258,807)	(130,224)
Jaguar Land Rover Automotive plc	5.00%	Quarterly	Credit Suisse International	12/20/23	EUR	3,780	281,199	305,569	(24,370)
KB Home	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/23	USD	5,714	(689,822)	(453,690)	(236,132)
Marks & Spencer plc	1.00%	Quarterly	Barclays Bank plc	12/20/23	EUR	5,914	244,508	151,344	93,164
Marks & Spencer plc	1.00%	Quarterly	BNP Paribas SA	12/20/23	EUR	690	28,527	39,987	(11,460)
Marks & Spencer plc	1.00%	Quarterly	Citibank NA	12/20/23	EUR	3,420	141,396	111,393	30,003
Matterhorn Telecom SA	5.00%	Quarterly	Barclays Bank plc	12/20/23	EUR	700	(108,906)	(61,305)	(47,601)
Matterhorn Telecom SA	5.00%	Quarterly	Goldman Sachs International	12/20/23	EUR	700	(108,906)	(56,556)	(52,350)
NXP BV	1.00%	Quarterly	BNP Paribas SA	12/20/23	EUR	865	(155,763)	(188,244)	32,481
NXP BV	5.00%	Quarterly	Goldman Sachs International	12/20/23	EUR	339	(61,045)	(70,682)	9,637
NXP BV	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/23	EUR	725	(130,553)	(149,696)	19,143
Rallye SA	5.00%	Quarterly	Citibank NA	12/20/23	EUR	730	247,927	240,867	7,060
Rallye SA	5.00%	Quarterly	Citibank NA	12/20/23	EUR	1,100	373,588	366,052	7,536
Realogy Group LLC	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/23	USD	2,856	(39,689)	(26,502)	(13,187)
RR Donnelley & Sons Co	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/23	USD	2,860	202,414	137,191	65,223
SoftBank Group Corp	1.00%	Quarterly	Goldman Sachs International	12/20/23	JPY	717,212	221,043	310,953	(89,910)
SoftBank Group Corp	1.00%	Quarterly	Goldman Sachs International	12/20/23	JPY	382,200	117,793	222,865	(105,072)
Sunrise Communications Holdings SA	5.00%	Quarterly	Citibank NA	12/20/23	EUR	1,970	(440,259)	(461,783)	21,524
Synlab Unsecured Bondco plc	5.00%	Quarterly	Goldman Sachs International	12/20/23	EUR	1,890	(325,676)	(342,137)	16,461
UPC Holding BV	5.00%	Quarterly	Citibank NA	12/20/23	EUR	1,590	(346,996)	(239,865)	(107,131)
UPC Holding BV	5.00%	Quarterly	Credit Suisse International	12/20/23	EUR	3,150	(687,445)	(597,249)	(90,196)
UPC Holding BV	5.00%	Quarterly	Credit Suisse International	12/20/23	EUR	822	(179,480)	(166,826)	(12,654)
Altice France SA	5.00%	Quarterly	BNP Paribas SA	06/20/24	EUR	700	(52,358)	(42,956)	(9,402)
Altice France SA	5.00%	Quarterly	BNP Paribas SA	06/20/24	EUR	700	(52,358)	(29,444)	(22,914)
Altice France SA	5.00%	Quarterly	Citibank NA	06/20/24	EUR	1,900	(142,113)	(102,337)	(39,776)
Altice France SA	5.00%	Quarterly	Citibank NA	06/20/24	EUR	1,860	(139,122)	(76,922)	(62,200)
Altice France SA	5.00%	Quarterly	Credit Suisse International	06/20/24	EUR	1,110	(83,024)	(58,764)	(24,260)
ArcelorMittal	5.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/24	EUR	2,700	(489,516)	(471,348)	(18,168)
Ardagh Packaging Finance plc	5.00%	Quarterly	Citibank NA	06/20/24	EUR	3,800	(561,693)	(578,878)	17,185
Danske Bank A/S	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	EUR	1,800	40,029	40,433	(404)
Deutsche Lufthansa AG	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	EUR	6,070	(159,195)	(149,781)	(9,414)
Elis SA	5.00%	Quarterly	BNP Paribas SA	06/20/24	EUR	700	(150,989)	(139,732)	(11,257)
Elis SA	5.00%	Quarterly	BNP Paribas SA	06/20/24	EUR	1,700	(366,688)	(348,869)	(17,819)
Elis SA	5.00%	Quarterly	Citibank NA	06/20/24	EUR	1,130	(243,739)	(231,832)	(11,907)
Federative Republic of Brazil	1.00%	Quarterly	BNP Paribas SA	06/20/24	USD	86,350	3,062,891	2,914,366	148,525
Federative Republic of Brazil	1.00%	Quarterly	BNP Paribas SA	06/20/24	USD	24,000	851,295	810,015	41,280
Federative Republic of Brazil	1.00%	Quarterly	Citibank NA	06/20/24	USD	29,977	1,063,304	1,022,626	40,678
Federative Republic of Brazil	1.00%	Quarterly	Citibank NA	06/20/24	USD	108,170	3,836,861	3,690,075	146,786
Federative Republic of Brazil	1.00%	Quarterly	Citibank NA	06/20/24	USD	226,029	8,017,396	7,075,290	942,106
Intesa Sanpaolo SpA	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	EUR	7,050	835,258	886,984	(51,726)
Intrum AB	5.00%	Quarterly	Barclays Bank plc	06/20/24	EUR	1,101	(76,098)	(82,555)	6,457
Intrum AB	5.00%	Quarterly	Goldman Sachs International	06/20/24	EUR	1,285	(88,781)	(85,518)	(3,263)
Intrum AB	5.00%	Quarterly	Goldman Sachs International	06/20/24	EUR	731	(50,555)	(48,505)	(2,050)
Intrum AB	5.00%	Quarterly	Goldman Sachs International	06/20/24	EUR	549	(36,553)	(35,472)	(1,081)
ITV plc	5.00%	Quarterly	Goldman Sachs International	06/20/24	EUR	1,800	(362,499)	(367,316)	4,817
Kraft Heinz Foods Co	1.00%	Quarterly	BNP Paribas SA	06/20/24	USD	1,721	7,058	32,132	(25,074)
Kraft Heinz Foods Co	1.00%	Quarterly	BNP Paribas SA	06/20/24	USD	344	1,410	6,077	(4,667)
Ladbrokes Group Finance plc	1.00%	Quarterly	BNP Paribas SA	06/20/24	EUR	1,098	16,620	36,629	(20,009)
Leonardo SpA	5.00%	Quarterly	Citibank NA	06/20/24	EUR	2,640	(560,182)	(545,215)	(14,967)
Marks & Spencer plc	1.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/24	EUR	3,645	202,268	164,244	38,024
Matterhorn Telecom SA	5.00%	Quarterly	Credit Suisse International	06/20/24	EUR	1,890	(294,474)	(159,678)	(134,796)
Next Group plc	1.00%	Quarterly	Barclays Bank plc	06/20/24	EUR	12,200	203,207	260,568	(57,361)
OI European Group BV	5.00%	Quarterly	BNP Paribas SA	06/20/24	EUR	1,300	(247,609)	(237,579)	(10,030)

90

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
OTE plc	5.00%	Quarterly	Goldman Sachs International	06/20/24	EUR	3,800	$(949,182)	$(926,850)	$(22,332)
Peugeot SA	5.00%	Quarterly	Citibank NA	06/20/24	EUR	5,600	(1,189,041)	(1,145,571)	(43,470)
Renault SA	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	EUR	4,300	23,770	63,281	(39,511)
Republic of Colombia	1.00%	Quarterly	Citibank NA	06/20/24	USD	134,968	504,189	1,319,413	(815,224)
Republic of South Africa	1.00%	Quarterly	Goldman Sachs International	06/20/24	USD	160,000	7,398,926	7,100,433	298,493
Republic of the Philippines	1.00%	Quarterly	Citibank NA	06/20/24	USD	106,000	(2,092,823)	(1,680,529)	(412,294)
Republic of Turkey	1.00%	Quarterly	BNP Paribas SA	06/20/24	USD	28,865	4,065,342	2,884,220	1,181,122
Republic of Turkey	1.00%	Quarterly	Deutsche Bank AG	06/20/24	USD	34,635	4,877,987	3,429,981	1,448,006
Republic of Turkey	1.00%	Quarterly	Goldman Sachs International	06/20/24	USD	5,000	704,153	505,068	199,085
Republic of Turkey	1.00%	Quarterly	Goldman Sachs International	06/20/24	USD	18,198	2,562,970	1,833,253	729,717
Republic of Turkey	1.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/24	USD	33,190	4,674,473	3,341,315	1,333,158
Santander Issuances SAU	1.00%	Quarterly	BNP Paribas SA	06/20/24	EUR	31,000	1,227,936	1,271,259	(43,323)
Standard Chartered plc	1.00%	Quarterly	Citibank NA	06/20/24	EUR	10,500	197,742	239,238	(41,496)
STMicroelectronics NV	1.00%	Quarterly	Barclays Bank plc	06/20/24	EUR	3,500	(82,403)	(67,079)	(15,324)
TDC A/S	1.00%	Quarterly	Credit Suisse International	06/20/24	EUR	1,823	49,493	33,159	16,334
TDC A/S	1.00%	Quarterly	Credit Suisse International	06/20/24	EUR	1,870	50,760	36,956	13,804
Telia Co. AB	1.00%	Quarterly	Barclays Bank plc	06/20/24	EUR	7,000	(242,010)	(225,764)	(16,246)
Tesco plc	1.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/24	EUR	12,770	256,074	189,245	66,829
TWDC Enterprises 18 Corp.	1.00%	Quarterly	BNP Paribas SA	06/20/24	USD	6,199	(250,867)	(245,251)	(5,616)
UniCredit SpA	1.00%	Quarterly	Citibank NA	06/20/24	EUR	6,210	836,913	833,290	3,623
United Mexican States	1.00%	Quarterly	Citibank NA	06/20/24	USD	85,706	813,649	1,506,163	(692,514)
United Mexican States	1.00%	Quarterly	Citibank NA	06/20/24	USD	23,168	219,949	407,152	(187,203)
United Mexican States	1.00%	Quarterly	HSBC Bank plc	06/20/24	USD	37,222	353,366	675,561	(322,195)
United Mexican States	1.00%	Quarterly	HSBC Bank plc	06/20/24	USD	137,693	1,307,193	2,499,076	(1,191,883)
UPC Holding BV	5.00%	Quarterly	Citibank NA	06/20/24	EUR	3,700	(867,139)	(806,937)	(60,202)
UPC Holding BV	5.00%	Quarterly	Citibank NA	06/20/24	EUR	1,830	(428,882)	(389,193)	(39,689)
CMBX.NA.7.AA	1.50%	Monthly	Goldman Sachs International	01/17/47	USD	2,292	(46,418)	145,828	(192,246)
CMBX.NA.9.AAA	0.50%	Monthly	Credit Suisse International	09/17/58	USD	12,070	(105,518)	141,817	(247,335)
CMBX.NA.9.AAA	0.50%	Monthly	Deutsche Bank AG	09/17/58	USD	9,670	(84,536)	115,134	(199,670)
CMBX.NA.9.AAA	0.50%	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	8,150	(71,249)	95,761	(167,010)
CMBX.NA.9.AAA	0.50%	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	6,760	(59,097)	79,427	(138,524)
CMBX.NA.9.AAA	0.50%	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	7,000	(61,195)	98,544	(159,739)
CMBX.NA.9.AAA	0.50%	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	7,820	(68,364)	99,058	(167,422)
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	1,421	85,090	80,927	4,163
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	1,674	100,240	95,335	4,905
CMBX.NA.6.AAA	0.50%	Monthly	Deutsche Bank AG	05/11/63	USD	18,800	(140,108)	(20)	(140,088)
CMBX.NA.6.AAA	0.50%	Monthly	Deutsche Bank AG	05/11/63	USD	11,808	(87,999)	(1,731)	(86,268)
CMBX.NA.6.AAA	0.50%	Monthly	Deutsche Bank AG	05/11/63	USD	16,392	(122,162)	(12,332)	(109,830)
CMBX.NA.6.BBB-	3.00%	Monthly	JPMorgan Securities LLC	05/11/63	USD	2,440	309,000	230,406	78,594

							$27,373,423	$32,361,929	$(4,988,506)

91

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	Quarterly	Bank of America NA	06/20/20	BBB+	USD	61,427	$434,293	$(190,231)	$624,524
People’s Republic of China	1.00%	Quarterly	Barclays Bank plc	09/20/20	A+	USD	10,000	132,016	(23,420)	155,436
People’s Republic of China	1.00%	Quarterly	Goldman Sachs International	09/20/20	A+	USD	10,000	132,016	(24,789)	156,805
United Mexican States	1.00%	Quarterly	JPMorgan Chase Bank NA	09/20/20	BBB+	USD	61,427	469,356	(240,427)	709,783
ITRAXX.ASIA.XJ.IG.24.V1	1.00%	Quarterly	Goldman Sachs International	12/20/20	NR	USD	20,000	309,045	(191,648)	500,693
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/22	BB	EUR	900	(112,850)	(29,767)	(83,083)
Beazer Homes USA, Inc	5.00%	Quarterly	Barclays Bank plc	06/20/23	B-	USD	5,480	327,639	375,005	(47,366)
Beazer Homes USA, Inc	5.00%	Quarterly	Goldman Sachs International	06/20/23	B-	USD	1,674	100,088	65,378	34,710
Beazer Homes USA, Inc	5.00%	Quarterly	Goldman Sachs International	06/20/23	B-	USD	2,790	166,813	106,678	60,135
Boparan Finance plc	5.00%	Quarterly	Barclays Bank plc	06/20/23	CCC+	EUR	930	(295,644)	(74,183)	(221,461)
Boparan Finance plc	5.00%	Quarterly	Citibank NA	06/20/23	CCC+	EUR	1,450	(460,950)	(94,355)	(366,595)
Boparan Finance plc	5.00%	Quarterly	Credit Suisse International	06/20/23	CCC+	EUR	1,070	(340,150)	(79,632)	(260,518)
Casino Guichard Perrachon SA	1.00%	Quarterly	Bank of America NA	06/20/23	BB	EUR	311	(45,720)	(41,283)	(4,437)
Casino Guichard Perrachon SA	1.00%	Quarterly	Bank of America NA	06/20/23	BB	EUR	1,270	(186,457)	(113,680)	(72,777)
Casino Guichard Perrachon SA	1.00%	Quarterly	Bank of America NA	06/20/23	BB	EUR	31	(4,526)	(4,087)	(439)
Casino Guichard Perrachon SA	1.00%	Quarterly	Barclays Bank plc	06/20/23	BB	EUR	124	(18,249)	(13,941)	(4,308)
Casino Guichard Perrachon SA	1.00%	Quarterly	Barclays Bank plc	06/20/23	BB	EUR	78	(11,498)	(8,783)	(2,715)
Casino Guichard Perrachon SA	1.00%	Quarterly	Barclays Bank plc	06/20/23	BB	EUR	200	(29,364)	(22,190)	(7,174)
Casino Guichard Perrachon SA	1.00%	Quarterly	Barclays Bank plc	06/20/23	BB	EUR	548	(80,385)	(61,409)	(18,976)
Casino Guichard Perrachon SA	1.00%	Quarterly	Barclays Bank plc	06/20/23	BB	EUR	1,292	(189,756)	(140,627)	(49,129)
Casino Guichard Perrachon SA	1.00%	Quarterly	Barclays Bank plc	06/20/23	BB	EUR	92	(13,461)	(9,976)	(3,485)
Casino Guichard Perrachon SA	1.00%	Quarterly	BNP Paribas SA	06/20/23	BB	EUR	230	(33,767)	(19,901)	(13,866)
Casino Guichard Perrachon SA	1.00%	Quarterly	BNP Paribas SA	06/20/23	BB	EUR	1,070	(157,094)	(92,585)	(64,509)
Casino Guichard Perrachon SA	1.00%	Quarterly	BNP Paribas SA	06/20/23	BB	EUR	1,011	(148,408)	(128,023)	(20,385)
Casino Guichard Perrachon SA	1.00%	Quarterly	BNP Paribas SA	06/20/23	BB	EUR	1,180	(173,243)	(156,091)	(17,152)
Casino Guichard Perrachon SA	1.00%	Quarterly	BNP Paribas SA	06/20/23	BB	EUR	20	(2,937)	(1,731)	(1,206)
Casino Guichard Perrachon SA	1.00%	Quarterly	BNP Paribas SA	06/20/23	BB	EUR	1,050	(154,157)	(90,854)	(63,303)
Casino Guichard Perrachon SA	1.00%	Quarterly	BNP Paribas SA	06/20/23	BB	EUR	20	(2,937)	(1,731)	(1,206)
Casino Guichard Perrachon SA	1.00%	Quarterly	BNP Paribas SA	06/20/23	BB	EUR	240	(35,236)	(20,767)	(14,469)
Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank NA	06/20/23	BB	EUR	1,051	(154,338)	(126,791)	(27,547)
Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank NA	06/20/23	BB	EUR	851	(124,997)	(92,634)	(32,363)
Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank NA	06/20/23	BB	EUR	699	(102,564)	(87,333)	(15,231)
Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank NA	06/20/23	BB	EUR	703	(103,241)	(88,802)	(14,439)
Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank NA	06/20/23	BB	EUR	9	(1,346)	(1,146)	(200)
Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank NA	06/20/23	BB	EUR	31	(4,523)	(3,716)	(807)
Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank NA	06/20/23	BB	EUR	1,400	(205,543)	(158,541)	(47,002)
Casino Guichard Perrachon SA	1.00%	Quarterly	Citibank NA	06/20/23	BB	EUR	254	(37,254)	(30,605)	(6,649)
Casino Guichard Perrachon SA	1.00%	Quarterly	Goldman Sachs International	06/20/23	BB	EUR	20	(2,937)	(1,747)	(1,190)
Casino Guichard Perrachon SA	1.00%	Quarterly	Goldman Sachs International	06/20/23	BB	EUR	240	(35,236)	(20,967)	(14,269)
Casino Guichard Perrachon SA	1.00%	Quarterly	Goldman Sachs International	06/20/23	BB	EUR	1,090	(160,029)	(95,225)	(64,804)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/23	BB	EUR	250	(36,704)	(21,422)	(15,282)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/23	BB	EUR	102	(14,916)	(11,470)	(3,446)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/23	BB	EUR	19	(2,717)	(2,089)	(628)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/23	BB	EUR	1,420	(208,480)	(241,284)	32,804
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/23	BB	EUR	12	(1,811)	(1,393)	(418)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/23	BB	EUR	254	(37,290)	(30,634)	(6,656)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/23	BB	EUR	555	(81,476)	(62,653)	(18,823)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/23	BB	EUR	152	(22,375)	(17,205)	(5,170)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/23	BB	EUR	976	(143,246)	(83,604)	(59,642)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/23	BB	EUR	31	(4,528)	(3,720)	(808)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/23	BB	EUR	738	(108,403)	(86,654)	(21,749)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/23	BB	EUR	1,052	(154,487)	(126,914)	(27,573)
Casino Guichard Perrachon SA	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/23	BB	EUR	20	(2,937)	(1,714)	(1,223)
Casino Guichard Perrachon SA	1.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/23	BB	EUR	2,463	(361,568)	(309,786)	(51,782)
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	06/20/23	B-	EUR	900	(86,785)	(2,253)	(84,532)
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	06/20/23	B-	EUR	1,000	(96,427)	11,652	(108,079)
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/23	B-	EUR	1,470	(141,748)	(12,050)	(129,698)
Hema Bondco I BV	5.00%	Quarterly	JPMorgan Chase Bank NA	06/20/23	B-	EUR	1,200	(52,404)	42,874	(95,278)
Thomas Cook Group plc	5.00%	Quarterly	Citibank NA	06/20/23	B	EUR	351	(82,448)	40,516	(122,964)
Thomas Cook Group plc	5.00%	Quarterly	Citibank NA	06/20/23	B	EUR	1,641	(385,887)	189,630	(575,517)
Thomas Cook Group plc	5.00%	Quarterly	Goldman Sachs International	06/20/23	B	EUR	840	(197,508)	96,249	(293,757)

92

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Thomas Cook Group plc	5.00%	Quarterly	Goldman Sachs International	06/20/23	B	EUR	898	$(211,079)	$100,596	$(311,675)
Thomas Cook Group plc	5.00%	Quarterly	Goldman Sachs International	06/20/23	B	EUR	70	(16,459)	7,676	(24,135)
Thomas Cook Group plc	5.00%	Quarterly	Goldman Sachs International	06/20/23	B	EUR	649	(152,681)	73,383	(226,064)
Thomas Cook Group plc	5.00%	Quarterly	Goldman Sachs International	06/20/23	B	EUR	110	(25,826)	12,715	(38,541)
Boeing Co. (The)	1.00%	Quarterly	BNP Paribas SA	12/20/23	A	USD	3,946	97,988	92,319	5,669
Casino Guichard Perrachon SA	1.00%	Quarterly	Goldman Sachs International	12/20/23	BB	EUR	1,485	(253,086)	(222,048)	(31,038)
CDX.EM.30.V1	1.00%	Quarterly	Deutsche Bank AG	12/20/23	BBB-	USD	24,770	(858,665)	(839,387)	(19,278)
CMA CGM SA	5.00%	Quarterly	Goldman Sachs International	12/20/23	B-	EUR	1,600	(177,176)	(154,068)	(23,108)
CMA CGM SA	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/23	B-	EUR	2,690	(297,878)	(184,420)	(113,458)
Ford Motor Credit Co. LLC	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/23	BBB	USD	1,739	208,563	207,993	570
Ford Motor Credit Co. LLC	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/23	BBB	USD	1,208	144,879	145,022	(143)
Ford Motor Credit Co. LLC	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/23	BBB	USD	1,207	144,759	144,902	(143)
Ford Motor Credit Co. LLC	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/23	BBB	USD	1,207	144,759	139,065	5,694
Ford Motor Credit Co. LLC	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/23	BBB	USD	871	104,462	98,305	6,157
Ford Motor Credit Co. LLC	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/23	BBB	USD	2,175	260,855	254,900	5,955
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	12/20/23	B-	EUR	211	(24,356)	3,817	(28,173)
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	12/20/23	B-	EUR	1,684	(194,497)	30,617	(225,114)
Garfunkelux Holdco 2 SA	5.00%	Quarterly	Credit Suisse International	12/20/23	B-	EUR	175	(20,253)	3,174	(23,427)
Garfunkelux Holdco 2 SA	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/23	B-	EUR	403	(46,491)	(2,677)	(43,814)
General Motors Co	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/23	BBB	USD	1,810	289,804	292,192	(2,388)
General Motors Co	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/23	BBB	USD	1,809	289,644	281,022	8,622
General Motors Co	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/23	BBB	USD	1,436	229,869	221,381	8,488
General Motors Co	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/23	BBB	USD	1,808	289,484	291,869	(2,385)
General Motors Co	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/23	BBB	USD	2,870	459,523	437,977	21,546
General Motors Co	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/23	BBB	USD	1,436	229,921	217,952	11,969
Monitchem HoldCo 3 SA	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/23	B-	EUR	862	40,910	19,661	21,249
Monitchem HoldCo 3 SA	5.00%	Quarterly	JPMorgan Chase Bank NA	12/20/23	B-	EUR	1,538	73,055	35,109	37,946
Thomas Cook Group plc	5.00%	Quarterly	Citibank NA	12/20/23	B	EUR	970	(245,087)	(248,145)	3,058
UniCredit SpA	1.00%	Quarterly	BNP Paribas SA	12/20/23	NR	EUR	3,041	(58,358)	(118,185)	59,827
UniCredit SpA	1.00%	Quarterly	Citibank NA	12/20/23	NR	EUR	3,600	(69,086)	(186,312)	117,226
UniCredit SpA	1.00%	Quarterly	HSBC Bank plc	12/20/23	NR	EUR	379	(7,273)	(15,654)	8,381
21st Century Fox America, Inc	1.00%	Quarterly	BNP Paribas SA	06/20/24	A	USD	6,147	218,753	215,010	3,743
Federative Republic of Brazil	1.00%	Quarterly	Bank of America NA	06/20/24	BB-	USD	113	(4,009)	(3,597)	(412)
Virgin Media Finance plc	5.00%	Quarterly	Credit Suisse International	06/20/25	B	EUR	2,830	518,420	465,610	52,810
Tesco plc	1.00%	Quarterly	Barclays Bank plc	12/20/25	BB+	EUR	1,000	(51,044)	(28,552)	(22,492)
Virgin Media Finance plc	5.00%	Quarterly	Credit Suisse International	12/20/25	B	EUR	120	22,262	19,999	2,263
Virgin Media Finance plc	5.00%	Quarterly	Credit Suisse International	12/20/25	B	EUR	1,340	248,592	223,325	25,267
Virgin Media Finance plc	5.00%	Quarterly	Credit Suisse International	06/20/26	B	EUR	1,772	332,645	323,219	9,426
Ziggo Bond Co. BV	5.00%	Quarterly	Citibank NA	12/20/26	B-	EUR	2,500	434,629	318,672	115,957
Tesco plc	1.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/28	BB+	EUR	12,770	(1,329,792)	(1,261,016)	(68,776)
Tesco plc	1.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/28	BB+	EUR	3,510	(365,510)	(346,607)	(18,903)
Tesco plc	1.00%	Quarterly	Morgan Stanley & Co. International plc	12/20/28	BB+	EUR	380	(39,571)	(37,524)	(2,047)
CMBX.NA.7.AA	1.50%	Monthly	Credit Suisse International	01/17/47	NR	USD	2,292	46,418	(171,132)	217,550
CMBX.NA.4.AM	0.50%	Monthly	Deutsche Bank AG	02/17/51	NR	USD	2	(8)	(232)	224
CMBX.NA.8.A	2.00%	Monthly	Goldman Sachs International	10/17/57	NR	USD	4,101	5,179	(220,176)	225,355
CMBX.NA.8.A	2.00%	Monthly	Morgan Stanley & Co. International plc	10/17/57	NR	USD	150	189	(17,169)	17,358
CMBX.NA.9.BBB-	3.00%	Monthly	Goldman Sachs International	09/17/58	NR	USD	7,630	(456,890)	(865,812)	408,922
CMBX.NA.9.BBB-	3.00%	Monthly	Goldman Sachs International	09/17/58	NR	USD	685	(41,019)	(72,616)	31,597
CMBX.NA.9.BBB-	3.00%	Monthly	Goldman Sachs International	09/17/58	NR	USD	3,788	(226,828)	(373,238)	146,410
CMBX.NA.9.BBB-	3.00%	Monthly	JPMorgan Securities LLC	09/17/58	NR	USD	2,564	(153,534)	(222,534)	69,000
CMBX.NA.9.BBB-	3.00%	Monthly	JPMorgan Securities LLC	09/17/58	NR	USD	3,780	(226,349)	(457,879)	231,530
CMBX.NA.9.BBB-	3.00%	Monthly	JPMorgan Securities LLC	09/17/58	NR	USD	1,674	(100,240)	(174,628)	74,388
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International plc	09/17/58	NR	USD	2,460	(147,306)	(149,041)	1,735
CMBX.NA.10.BBB-	3.00%	Monthly	JPMorgan Securities LLC	11/17/59	NR	USD	270	(14,316)	(22,898)	8,582
CMBX.NA.6.A	2.00%	Monthly	Morgan Stanley & Co. International plc	05/11/63	NR	USD	3,630	(78,986)	(135,502)	56,516
CMBX.NA.6.BBB-	3.00%	Monthly	Credit Suisse International	05/11/63	NR	USD	2,440	(309,000)	(190,632)	(118,368)

								$(4,948,767)	$(4,714,680)	$(234,087)

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

93

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund		Counterparty	Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1 day BZDIOVER	At Termination	9.48%	At Termination	Citibank NA	N/A		01/02/20	BRL	223,443	$3,938,659	$—	$3,938,659
1 day BZDIOVER	At Termination	12.17%	At Termination	JPMorgan Chase Bank NA	N/A		01/04/21	BRL	58,515	3,273,193	—	3,273,193
3.27%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	N/A		05/16/21	USD	5,230	(144,548)	—	(144,548)
3 month KLIBOR	Quarterly	3.44%	Quarterly	Citibank NA	09/18/19	(a)	09/18/22	MYR	309,350	—	—	—
1 day BZDIOVER	At Termination	12.40%	At Termination	JPMorgan Chase Bank NA	N/A		01/02/23	BRL	29,476	2,545,786	—	2,545,786
1 day BZDIOVER	At Termination	8.20%	At Termination	JPMorgan Chase Bank NA	N/A		01/02/23	BRL	91,201	99,385	—	99,385
1 day BZDIOVER	At Termination	8.26%	At Termination	JPMorgan Chase Bank NA	N/A		01/02/23	BRL	90,667	132,318	—	132,318
1 day BZDIOVER	At Termination	8.27%	At Termination	JPMorgan Chase Bank NA	N/A		01/02/23	BRL	307,031	476,604	—	476,604
1 day BZDIOVER	At Termination	8.35%	At Termination	Goldman Sachs International	N/A		01/02/23	BRL	292,578	658,306	—	658,306
1 day BZDIOVER	At Termination	8.38%	At Termination	JPMorgan Chase Bank NA	N/A		01/02/23	BRL	74,851	264,496	—	264,496
1 day BZDIOVER	At Termination	8.53%	At Termination	Citibank NA	N/A		01/02/23	BRL	570,000	3,107,540	—	3,107,540
1 day BZDIOVER	At Termination	9.45%	At Termination	JPMorgan Chase Bank NA	N/A		01/02/23	BRL	17,491	410,731	—	410,731
1 day BZDIOVER	At Termination	9.45%	At Termination	JPMorgan Chase Bank NA	N/A		01/02/23	BRL	82,529	1,938,006	—	1,938,006
2.77%	Quarterly	1 week CNREPOFI	Quarterly	JPMorgan Chase Bank NA	06/19/19	(a)	06/19/24	CNY	111,080	159,220	—	159,220
2.90%	Quarterly	1 week CNREPOFI	Quarterly	Bank of America NA	06/19/19	(a)	06/19/24	CNY	114,540	59,505	—	59,505
2.96%	Quarterly	1 week CNREPOFI	Quarterly	Citibank NA	06/19/19	(a)	06/19/24	CNY	324,280	24,662	—	24,662
2.96%	Quarterly	1 week CNREPOFI	Quarterly	Citibank NA	06/19/19	(a)	06/19/24	CNY	99,140	9,269	—	9,269
3.05%	Quarterly	1 week CNREPOFI	Quarterly	BNP Paribas SA	06/19/19	(a)	06/19/24	CNY	105,690	(57,738)	—	(57,738)
3.05%	Quarterly	1 week CNREPOFI	Quarterly	BNP Paribas SA	06/19/19	(a)	06/19/24	CNY	106,540	(58,203)	—	(58,203)
3.07%	Quarterly	1 week CNREPOFI	Quarterly	Bank of America NA	06/19/19	(a)	06/19/24	CNY	213,350	(145,897)	—	(145,897)
3.07%	Quarterly	1 week CNREPOFI	Quarterly	Citibank NA	06/19/19	(a)	06/19/24	CNY	106,810	(68,633)	—	(68,633)
3.09%	Quarterly	1 week CNREPOFI	Quarterly	Bank of America NA	06/19/19	(a)	06/19/24	CNY	128,194	(99,883)	—	(99,883)
3.09%	Quarterly	1 week CNREPOFI	Quarterly	Bank of America NA	06/19/19	(a)	06/19/24	CNY	212,533	(165,799)	—	(165,799)
3.09%	Quarterly	1 week CNREPOFI	Quarterly	Citibank NA	06/19/19	(a)	06/19/24	CNY	37,820	(30,247)	—	(30,247)
3.09%	Quarterly	1 week CNREPOFI	Quarterly	Citibank NA	06/19/19	(a)	06/19/24	CNY	338,155	(270,775)	—	(270,775)
3.09%	Quarterly	1 week CNREPOFI	Quarterly	Citibank NA	06/19/19	(a)	06/19/24	CNY	128,309	(102,618)	—	(102,618)
3.09%	Quarterly	1 week CNREPOFI	Quarterly	Citibank NA	06/19/19	(a)	06/19/24	CNY	212,723	(170,337)	—	(170,337)
3.10%	Quarterly	1 week CNREPOFI	Quarterly	Bank of America NA	06/19/19	(a)	06/19/24	CNY	37,820	(31,547)	—	(31,547)
3.10%	Quarterly	1 week CNREPOFI	Quarterly	Bank of America NA	06/19/19	(a)	06/19/24	CNY	338,155	(282,251)	—	(282,251)
1 day BZDIOVER	At Termination	8.67%	At Termination	Citibank NA	N/A		01/02/25	BRL	224,042	628,982	—	628,982
28 day MXIBTIIE	Monthly	6.33%	Monthly	Citibank NA	N/A		07/17/25	MXN	301,428	(1,236,574)	—	(1,236,574)
28 day MXIBTIIE	Monthly	6.32%	Monthly	Goldman Sachs International	N/A		08/06/25	MXN	904,077	(3,696,319)	—	(3,696,319)
6.31%	Monthly	28 day MXIBTIIE	Monthly	Bank of America NA	N/A		08/11/25	MXN	309,728	1,299,632	—	1,299,632
6.31%	Monthly	28 day MXIBTIIE	Monthly	Bank of America NA	N/A		08/11/25	MXN	309,728	1,299,632	—	1,299,632
6.31%	Monthly	28 day MXIBTIIE	Monthly	Deutsche Bank AG	N/A		08/11/25	MXN	1,149,713	4,832,838	—	4,832,838
28 day MXIBTIIE	Monthly	6.27%	Monthly	Bank of America NA	N/A		12/05/25	MXN	35,971	(162,018)	—	(162,018)
28 day MXIBTIIE	Monthly	6.02%	Monthly	Citibank NA	N/A		03/24/26	MXN	969,089	(5,262,628)	—	(5,262,628)
7.64%	Monthly	28 day MXIBTIIE	Monthly	UBS AG	N/A		11/18/26	MXN	517,782	497,647	—	497,647
7.71%	Monthly	28 day MXIBTIIE	Monthly	BNP Paribas SA	N/A		11/19/26	MXN	1,002,958	750,870	—	750,870

										$14,421,266	$—	$14,421,266

(a)	Forward Swap.

94

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio

OTC Total Return Swaps

Paid by the Fund		Received by the Fund			Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate (Amount) / Reference	Frequency	Rate / Reference	Frequency	Counterparty
Energy Select Sector SPDR Fund	Monthly	1 month LIBOR plus 0.05%	Monthly	Merrill Lynch International & Co.	04/10/19	USD	162	$(268,722)	$—	$(268,722)
Energy Select Sector SPDR Fund	At Termination	3 month LIBOR minus 0.28%	At Termination	Merrill Lynch International & Co.	05/13/19	USD	182	(254,887)	—	(254,887)
Materials Select Sector SPDR Fund	At Termination	3 month LIBOR minus 0.28%	At Termination	Merrill Lynch International & Co.	05/13/19	USD	208	(385,201)	—	(385,201)
Utilities Select Sector SPDR Fund	At Termination	3 month LIBOR minus 0.28%	At Termination	Merrill Lynch International & Co.	05/13/19	USD	255	(745,098)	—	(745,098)
Consumer Staples Select Sector SPDR Fund	At Termination	3 month LIBOR minus 0.28%	At Termination	Merrill Lynch International & Co.	05/13/19	USD	230	(558,178)	—	(558,178)
SPDR S&P Homebuilders ETF	At Termination	3 month LIBOR minus 0.60%	At Termination	Merrill Lynch International & Co.	05/31/19	USD	272	(58,753)	—	(58,753)
1 month LIBOR plus 0.35%	Monthly	iShares JP Morgan USD Emerging Markets Bond ETF	Monthly	Citibank NA	06/11/19	USD	680	1,795	—	1,795
1 month LIBOR plus 0.33%	Monthly	iShares JP Morgan USD Emerging Markets Bond ETF	Monthly	Citibank NA	06/11/19	USD	780	1,180,685	—	1,180,685
Markit iBoxx EUR Liquid High Yield Total Return Index	At Termination	3 month EURIBOR	Quarterly	JPMorgan Chase Bank NA	06/20/19	EUR	36,870	(341,848)	(19,395)	(322,453)
Markit iBoxx EUR Contingent Convertible Liquid Developed Market AT1 Total Return Index	Semi-Annual	3 month EURIBOR	Quarterly	JPMorgan Chase Bank NA	06/20/19	EUR	5,200	(42,806)	(3,005)	(39,801)
SPDR S&P Oil & Gas Exploration & Production ETF	Monthly	1 month LIBOR minus 0.70%	Monthly	BNP Paribas SA	08/06/19	USD	56	(73,015)	—	(73,015)
Former Charter Communications Parent, Inc.	Monthly	1 month LIBOR plus 0.10%	Monthly	Citibank NA	08/06/19	USD	4	(22,903)	—	(22,903)
Former Charter Communications Parent, Inc.	Monthly	1 month LIBOR plus 0.05%	Monthly	BNP Paribas SA	08/27/19	USD	8	67,820	—	67,820
Weatherford International plc	Monthly	1 month LIBOR plus 0.08%	Monthly	BNP Paribas SA	08/30/19	USD	398	(20,383)	—	(20,383)
3 month LIBOR	Quarterly	iBoxx USD Liquid High Yield Total Return Index	At Termination	JPMorgan Chase Bank NA	09/20/19	USD	4,389	223,747	(135)	223,882
Superior Energy Services, Inc.	Quarterly	3 month LIBOR minus 0.30%	Quarterly	Merrill Lynch International & Co.	10/15/19	USD	197	(159,578)	—	(159,578)
Bristow Group, Inc.	Quarterly	3 month LIBOR minus 1.50%	Quarterly	BNP Paribas SA	11/19/19	USD	56	35,222	—	35,222
Superior Energy Services, Inc.	Quarterly	3 month LIBOR minus 0.75%	Quarterly	BNP Paribas SA	11/19/19	USD	171	140,305	—	140,305
Canadian Natural Resources Ltd.	Quarterly	3 month LIBOR minus 0.45%	Quarterly	BNP Paribas SA	11/27/19	USD	56	47,645	—	47,645
SPDR S&P Oil & Gas Exploration & Production ETF	Monthly	1 month LIBOR minus 0.35%	Monthly	Merrill Lynch International & Co.	12/31/19	USD	139	(53,755)	—	(53,755)
Superior Energy Services, Inc.	Quarterly	3 month LIBOR minus 0.45%	Quarterly	BNP Paribas SA	01/31/20	USD	175	(78,412)	—	(78,412)
Halcon Resources Corp.	Monthly	1 month LIBOR minus 2.75%	Monthly	Citibank NA	03/17/20	USD	447	(57,299)	—	(57,299)
SPDR S&P Oil & Gas Exploration & Production ETF	Monthly	1 month LIBOR minus 0.47%	Monthly	Merrill Lynch International & Co.	03/17/20	USD	121	(115,332)	—	(115,332)
Halcon Resources Corp.	Monthly	1 month LIBOR minus 2.75%	Monthly	Citibank NA	03/19/20	USD	447	(75,221)	—	(75,221)

								$(1,614,172)	$(22,535)	$(1,591,637)

95

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio

OTC Total Return — Correlation Swaps

Reference	Strike Correlation Rate (a)	Counterparty	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid(Received)	Unrealized Appreciation (Depreciation)
GBP/USD - GBP/EUR	75.00%	Citibank NA	07/17/19	USD	25	$(311,506)	$(142)	$(311,364)
GBP/USD - GBP/EUR	76.50%	Citibank NA	07/17/19	USD	34	(356,085)	—	(356,085)

						$(667,591)	$(142)	$(667,449)

(a)	At expiration, the Fund pays and receives the difference between the strike correlation rate and the realized price correlation.

OTC Total Return Swaps (a)

Reference Entity	Counterparty	Termination Date	Net Notional Amount	Unrealized Depreciation		Net Value of Reference Entities	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Merrill Lynch International	02/15/23	$(22,635,637)	$(897,201	)(b)	$(23,443,394)	0.2%

(a)

The Fund pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-550 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Euro Interbank Offer Rate:

EUR 1 Week

Intercontinental Exchange LIBOR:

GBP 1 Week

USD 1 Week

Canada 1 Month Bankers’ Acceptances Rate

(b)	Amount includes $(89,444) of net dividends and financing fees.

96

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Merrill Lynch International, as of March 31, 2019, expiration dates 02/15/23:

	Shares	Value	% of Basket Value

Reference Entity — Long

Austria
Erste Group Bank AG	15,417	$566,631	(2.4)%

France
BNP Paribas SA	57,203	2,722,188	(11.6)
Credit Agricole SA	65,692	793,161	(3.4)
Europcar Mobility Group	157,491	1,277,292	(5.4)

		4,792,641

Germany
Aroundtown SA	82,991	684,555	(2.9)
Tele Columbus AG	498,346	905,612	(3.9)

		1,590,167

Greece
Eurobank Ergasias SA	655,185	522,892	(2.2)
National Bank of Greece SA	135,312	236,671	(1.0)

		759,563

Ireland
Smurfit Kappa Group plc	93,557	2,614,812	(11.2)

Italy
Telecom Italia SpA	3,944,875	2,457,050	(10.5)

Netherlands
Altice NV	547,437	1,438,434	(6.1)

Spain
Banco de Sabadell SA	1,065,780	1,062,282	(4.5)
CaixaBank SA	237,219	741,827	(3.2)

		1,804,109

United Kingdom
Liberty Global plc	119,290	2,972,707	(12.7)

United States
Constellium NV	115,987	925,576	(3.9)

Total Reference Entity — Long		19,921,690

	Shares	Value	% of Basket Value

Reference Entity — Short

France
Casino Guichard Perrachon SA	(42,242)	$(1,831,429)	7.8%

Ghana
Tullow Oil plc	(1,291,914)	(4,048,021)	17.3

Israel
Teva Pharmaceutical Industries Ltd	(30,000)	(470,400)	2.0

United Kingdom
Barclays plc	(552,307)	(1,112,495)	4.7

United States
Bausch Health Cos., Inc	(35,000)	(864,500)	3.7
CenturyLink, Inc	(15,000)	(179,850)	0.8
Invesco QQQ Trust	(7,500)	(1,347,450)	5.7
iShares iBoxx $ High Yield Corporate Bond ETF	(47,500)	(4,107,325)	17.5
iShares J.P. Morgan USD Emerging Markets Bond ETF	(72,000)	(7,924,320)	33.8
Russell 2000 E-Mini Index	(13,500)	(2,066,715)	8.8
SPDR S&P 500 ETF Trust	(63,500)	(17,937,480)	76.5
Thermo Fisher Scientific, Inc	(1,500)	(410,580)	1.8
Uniti Group, Inc	(85,000)	(951,150)	4.1

		(35,789,370)

Zambia
First Quantum Minerals Ltd	(10,000)	(113,369)	0.4

Total Reference Entity — Short		(43,365,084)

Net Value of Reference Entity — Merrill Lynch International		$(23,443,394)

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate
1 day BZDIOVER	Overnight Brazil CETIP — Interbank Rate	0.25%
1 day Fed Funds	1 day Fed Funds	2.43
1 week CNREPOFI	7 Day China Fixing Repo Rates	2.73
28 day MXIBTIIE	Mexico Interbank TIIE 28-Day	8.52
3 month BA	3 month Canadian Bankers Acceptances	2.02
3 month BBR	Australian Bank Bill Rate	1.77
3 month EURIBOR	Euro Interbank Offered Rate	(0.31)
3 month KLIBOR	Kuala Lumpur Interbank Offered Rate	3.65
3 month LIBOR	London Interbank Offered Rate	2.60
3 month STIBOR	Stockholm Interbank Offered Rate	(0.01)
6 month CIBOR	Copenhagen Interbank Offered Rate	(0.17)
6 month NIBOR	Nigerian Interbank Offered rate	1.48
6 month WIBOR	Warsaw Interbank Offered Rate	1.69

97

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio

Glossary of Terms Used in this Report

Currency

ARS	Argentine Peso

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

CNH	Chinese Yuan Offshore

CNY	Chinese Yuan

COP	Colombian Peso

CZK	Czech Koruna

DKK	Danish Krone

EGP	Egyptian Pound

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

HUF	Hungarian Forint

IDR	Indonesian Rupiah

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

LKR	Sri Lankan Rupee

MXN	Mexican Peso

MYR	Malaysian Ringgit

NGN	Nigerian Naira

NOK	Norwegian Krone

NZD	New Zealand Dollar

PHP	Philippine Peso

PLN	Polish Zloty

RUB	New Russian Ruble

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thai Baht

TRY	Turkish Lira

TWD	New Taiwan Dollar

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviations

ABS	Asset-Backed Security

BA	Canadian Bankers Acceptances

BBR	Australian Bank Bill Rate

BZDIOVER	Overnight Brazil CETIP — Interbank Rate

CBOE	Chicago Board Options Exchange

CDO	Collateralized Debt Obligation

CDX	Credit Default Swap Index

CIBOR	Copenhagen Interbank Offered Rate

CLO	Collateralized Loan Obligation

CMS	Constant Maturity Swap

CNREPOFI	7 Day China Fixing Repo Rates

CSMC	Credit Suisse Mortgage Capital

98

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio

CWABS	Countrywide Asset-Backed Certificates

DAC	Designated Activity Company

ETF	Exchange-Traded Fund

EUAMDB01	Euribor Ice Swap Rate

EURIBOR	Euro Interbank Offered Rate

GO	General Obligation Bonds

KLIBOR	Kuala Lumpur Interbank Offered Rate

LIBOR	London Interbank Offered Rate

MSCI	Morgan Stanley Capital International

MXIBTIIE	Mexico Interbank TIIE 28-Day

NASDAQ	National Association of Securities Dealers Automated

NIBOR	Norwegian Interbank Offered Rate

OTC	Over-The-Counter

PCL	Public Company Limited

PIK	Pay-In-Kind

PJSC	Public joint-stock company

RB	Revenue Bonds

REMIC	Real Estate Mortgage Investment Conduit

S&P	S&P Global Ratings

SCA	Svenska Celluosa Aktiebolaget

SPDR	Standard & Poor’s Depositary Receipts

STIBOR	Stockholm Interbank Offered Rate

TBA	To-be-announced

TOPIX	Tokyo Stock Price Index

VRDN	Variable Rate Demand Notes

WIBOR	Warsaw Interbank Offered Rate

99

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its Semi-annual /annual report.

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities(a)	$—	$4,304,116,898	$332,215,023	$4,636,331,921
Common Stocks:
Canada	55,364	—	—	55,364
Germany	—	26,371,682	—	26,371,682
Italy	—	6,695,074	—	6,695,074
Netherlands	12,754,677	5,637,278	—	18,391,955
United States	330,223,618	5,702,736	—	335,926,354
Corporate Bonds:
Argentina	—	54,222,700	—	54,222,700
Australia	—	85,469,110	—	85,469,110
Austria	—	75,258,829	—	75,258,829
Belgium	—	162,911,042	—	162,911,042
Brazil	—	191,575,395	—	191,575,395
Canada	—	220,907,909	—	220,907,909
Cayman Islands	—	14,334,429	—	14,334,429
Chile	—	11,189,750	—	11,189,750
China	—	699,818,795	311,265	700,130,060
Colombia	—	33,965,016	—	33,965,016
Czech Republic	—	9,476,473	—	9,476,473
Denmark	—	34,078,912	—	34,078,912
Dominican Republic	—	5,093,750	—	5,093,750
Finland	—	10,375,345	—	10,375,345
France	—	234,961,946	—	234,961,946
Germany	—	316,703,884	—	316,703,884
Greece	—	1,721,534	—	1,721,534
Guatemala	—	4,900,525	—	4,900,525
Guernsey	—	1,980,829	—	1,980,829
Hong Kong	—	38,511,311	106,769	38,618,080
India	—	61,337,241	—	61,337,241
Indonesia	—	38,304,435	—	38,304,435
Ireland	—	123,461,460	—	123,461,460
Israel	—	8,982,266	—	8,982,266

100

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio

	Level 1	Level 2	Level 3	Total
Italy	$—	$241,649,320	$—	$241,649,320
Jamaica	—	2,988,122	—	2,988,122
Japan	—	255,012,961	—	255,012,961
Jersey	—	13,008,267	—	13,008,267
Luxembourg	—	144,295,761	—	144,295,761
Macau	—	10,345,500	—	10,345,500
Malaysia	—	60,254,895	—	60,254,895
Mexico	—	80,247,438	—	80,247,438
Mongolia	—	9,671,143	—	9,671,143
Netherlands	—	308,761,898	—	308,761,898
Norway	—	3,939,030	—	3,939,030
Peru	—	15,102,071	—	15,102,071
Philippines	—	6,197,335	—	6,197,335
Portugal	—	25,610,253	—	25,610,253
Qatar	—	6,511,962	—	6,511,962
Russia	—	9,280,586	—	9,280,586
Saudi Arabia	—	26,610,939	—	26,610,939
Singapore	—	46,319,890	—	46,319,890
South Africa	—	2,238,238	—	2,238,238
South Korea	—	42,676,053	—	42,676,053
Spain	—	292,832,758	—	292,832,758
Sweden	—	25,962,628	—	25,962,628
Switzerland	—	207,212,235	—	207,212,235
Taiwan	—	16,194,147	—	16,194,147
Thailand	—	18,897,662	—	18,897,662
Turkey	—	17,116,373	—	17,116,373
United Arab Emirates	—	15,400,853	—	15,400,853
United Kingdom	—	681,516,303	—	681,516,303
United States	—	7,558,993,643	19,417,002	7,578,410,645
Vietnam	—	22,415,146	—	22,415,146
Zambia	—	3,736,740	—	3,736,740
Floating Rate Loan Interests:
Brazil	—	—	5,650,000	5,650,000
Canada	—	14,177,940	—	14,177,940
Denmark	—	9,393,807	—	9,393,807
France	—	23,785,457	—	23,785,457
Germany	—	12,510,305	—	12,510,305
Indonesia	—	—	7,837,500	7,837,500
Isle of Man	—	3,232,388	—	3,232,388
Luxembourg	—	45,239,735	—	45,239,735
Netherlands	—	38,398,636	—	38,398,636
Norway	—	2,746,549	—	2,746,549
Poland	—	6,726,327	—	6,726,327
Spain	—	18,033,018	—	18,033,018
Sweden	—	11,968,368	—	11,968,368
Switzerland	—	7,501,458	—	7,501,458
United Kingdom	—	8,122,595	11,999,920	20,122,515
United States	—	342,030,225	463,657,599	805,687,824
Foreign Agency Obligations(a)	—	284,023,390	—	284,023,390
Foreign Government Obligations(a)	—	3,306,870,560	—	3,306,870,560
Investment Companies	1,114,560,143	—	—	1,114,560,143
Municipal Bonds	—	1,458,534,336	—	1,458,534,336
Non-Agency Mortgage-Backed Securities(a)	—	1,991,532,755	194,987,033	2,186,519,788
Preferred Securities:
United Kingdom	—	23,386,117	—	23,386,117
United States	6,035,174	99,575,752	—	105,610,926
U.S. Government Sponsored Agency Securities	—	14,720,993,965	—	14,720,993,965
U.S. Treasury Obligations	—	124,913,176	—	124,913,176
Warrants	286,715	—	6,131	292,846
Short-Term Securities:
Borrowed Bond Agreements	—	635,547,293	—	635,547,293
Commercial Paper	—	29,953,533	—	29,953,533
Foreign Government Obligations(a)	—	94,052,270	—	94,052,270
Money Market Funds	199,986,849	—	—	199,986,849
U.S. Treasury Obligations	—	13,682,386	—	13,682,386

101

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Strategic Income Opportunities Portfolio

	Level 1	Level 2	Level 3	Total
Options Purchased:
Credit contracts	$—	$583,431	$—	$583,431
Equity contracts	38,142,648	—	—	38,142,648
Foreign currency exchange contracts	—	34,864,098	—	34,864,098
Interest rate contracts	29,636,922	198,127,875	—	227,764,797
Liabilities:
TBA Sale Commitments	—	(15,219,078,533)	—	(15,219,078,533)
Borrowed Bonds(a)	—	(636,914,055)	—	(636,914,055)
Investment Sold Short
Foreign Agency Obligations	—	(2,804,158)	—	(2,804,158)
Unfunded floating rate loan interests(b)	—
			(21,824)	(21,824)

Subtotal	$1,731,682,110	$24,660,777,703	$1,036,166,418	$27,428,626,231

Investments valued at NAV(c)				$260,861,899
Total Investments				$27,689,488,130
Derivative Financial Instruments(d)
Assets:
Credit contracts	$—	$27,549,069	$—	$27,549,069
Equity contracts	3,299,334	1,473,472	—	4,772,806
Foreign currency exchange contracts	—	152,069,803	—	152,069,803
Interest rate contracts	83,447,055	553,552,991	—	637,000,046
Other contracts	—	763,180	—	763,180
Liabilities:
Credit contracts	—	(25,909,597)	—	(25,909,597)
Equity contracts	(13,005,377)	(3,823,938)	—	(16,829,315)
Foreign currency exchange contracts	—	(93,081,489)	—	(93,081,489)
Interest rate contracts	(117,135,225)	(860,639,119)	—	(977,774,344)
Other contracts	—	(3,872,573)	—	(3,872,573)

	$(43,394,213)	$(251,918,201)	$—	$(295,312,414)

(a)	See above Consolidated Schedule of Investments for values in each country.
(b)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(c)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(d)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

During the six months ended March 31, 2019, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non- Agency Mortgage- Backed Securities	Preferred Securities	U.S. Government Sponsored Agency Securities	Warrants	Unfunded Floating Rate Loan Interests	Total
Assets:
Opening Balance, as of December 31, 2018	$123,457,998	$632,529	$20,131,614	$558,794,096	$264,744,952	$169,957	$1,722,395	$6,158	$(36,306)	$969,623,393
Transfers into Level 3	132,798,527	—	304,689	4,331,600	9,256,214	—	—	—	—	146,691,030
Transfers out of Level 3	(23,802,989)	—	—	(41,702,988)	(10,321,582)	—	(1,722,395)	—	—	(77,549,954)
Other(a)	57,358,841	—	—	—	(57,358,841)	—	—	—	—	—
Accrued discounts/premiums	386,808	—	—	190,242	1,126,289	—	—	—	—	1,703,339
Net realized gain (loss)	(1,330,965)	(987,644)	—	255,165	227,073	(733,861)	—	—	—	(2,570,232)
Net change in unrealized appreciation (depreciation)(b)	5,054,392	997,554	14,761	(2,255,879)	(2,377,903)	736,524	—	(27)	14,482	2,183,904
Purchases	63,383,180	—	—	17,509,408	—	—	—	—	—	80,892,588
Sales	(25,090,769)	(642,439)	(616,028)	(47,976,625)	(10,309,169)	(172,620)	—	—	—	(84,807,650)

Closing Balance, as of March 31, 2019	$332,215,023	$—	$19,835,036	$489,145,019	$194,987,033	$—	$—	$6,131	$(21,824)	$1,036,166,418

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2019(b)	$1,678,571	$—	$(28,832)	$(2,360,516)	$(2,383,571)	$—	$—	$(27)	$(21,824)	$(3,116,199)

(a)	Certain Level 3 investments were re-classified between Asset-Backed Securities and Non-Agency Mortgage-Backed Securities.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2019 is generally due to investments no longer held or categorized as Level 3 at period end.

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